UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-22311

Schwab Strategic Trust

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(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California  94105

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(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

211 Main Street, San Francisco, California  94105

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(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period:  February 29, 2020

Item 1: Report(s) to Shareholders.

Annual Report  |  February 29, 2020
Schwab U.S. REIT ETF

                 Ticker Symbol  SCHH
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedule of Portfolio Holdings are sub-categories of Sector classifications.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended February 29, 2020
Schwab U.S. REIT ETF (Ticker Symbol: SCHH)
Market Price Return[1]	0.74%
NAV Return[1]	0.59%
Dow Jones U.S. Select REIT IndexTM	0.66%
ETF Category: Morningstar Real Estate[2]	6.27%
Performance Details	pages 7-9
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT IndexTM is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the fund covered
in this report.
Dear Shareholder,
The 12-month reporting period ended February 29, 2020, ushered in a time of uncertainty that most Americans haven’t seen in their lifetimes. Up until the last week of February, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. U.S. real estate securities also generated mostly positive returns, supported by accommodative monetary policies and solid fundamentals. But then, COVID-19—whose effects had seemed mainly confined to China—began to spread quickly around the world, affecting millions of people and sending equity markets reeling. As February 2020 drew to a close, U.S. stocks experienced their worst week since the 2008 financial crisis. In this period, the S&P 500® Index, a bellwether for the overall U.S. stock market, dropped more than 10% in six days and global markets saw similar sell-offs. For the 12-month reporting period ended February 29, 2020, the S&P 500® Index returned 8.2%, erasing double-digit gains from earlier in the period. The Dow Jones U.S. Select REIT IndexTM returned 0.7% during the same period, while the FTSE EPRA Nareit Global Index (Net)*, which represents general trends in eligible real estate securities worldwide, returned 2.2%.
We can’t know what the full human impact of the COVID-19 outbreak will be or how long the economic impact will last. The sudden health crisis and U.S. market decline have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or staying on the sidelines. In the longer-term, this can often make the investing outcomes worse. At times like these it’s important to remember that all market cycles, no matter how long—and whether up or down—ultimately come to an end.
At Charles Schwab Investment Management, we are committed to serving our clients through this challenging time. We believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one of the best ways to weather the inevitable ups and downs that come with investing. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab U.S. REIT ETF, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ At Charles Schwab Investment Management, we are committed to serving our clients through this challenging time.”
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
The Investment Environment

Up until the final week of the 12-month reporting period ended February 29, 2020, U.S. real estate investment trusts (REITs) produced mixed returns, for the most part keeping pace with broader U.S. equity markets but with a wide range of performance—both positive and negative—across sectors. In the final week of the reporting period, however, the expanding COVID-19 outbreak sent ripples through every corner of the global economy, driving a global selloff that sent major market indices into bear-market territory resulting in the fastest stock market correction (commonly defined as a decline of 10% or more) in the U.S. on record, dragging on real estate securities along with the rest of the market. For the reporting period, the Dow Jones U.S. Select REIT IndexTM returned 0.66%. The FTSE EPRA Nareit Global Index (Net)*, which represents general trends in eligible real estate securities worldwide, returned 2.20%. The overall U.S. stock market, as measured by the S&P 500® Index, returned 8.19% for the same period.
The U.S. economy, despite escalating trade tensions with China over much of the reporting period, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third and fourth quarters of 2019, up from 2.0% in the second quarter. Unemployment remained low, ending the period close to its lowest rate in 50 years. Consumer confidence remained solid for most of the reporting period. Inflation crept slightly higher over the reporting period. Following four interest rate hikes in 2019, the Federal Reserve (Fed) held interest rates unchanged over the first half of 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the reporting period—in July, September, and October. The federal funds rate ended the reporting period in a range of 1.50% to 1.75%.
COVID-19, first reported in China at the end of December and rapidly spreading to other countries by February, took a dramatic toll on global markets, disrupting supply chains, lowering earnings expectations, and spooking investors. Over the course of the final six trading days of the reporting period, the S&P 500® Index fell over 10% from its peak, wiping out trillions in market value. The market drop was broadly felt. Additionally, as COVID-19-related anxiety intensified and investors fled to the perceived safety of U.S. debt, the 10-year yield was pushed sharply lower, falling to a record low of 1.13% by the end of the period. Fed Chairman Jerome Powell signaled that the Fed was prepared to cut interest
Asset Class Performance Comparison % returns during the 12 months ended February 29, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
The Investment Environment (continued)

rates to help protect the economy from the widening global slowdown. (Following the end of the reporting period, at the beginning of March, the Fed cut the federal funds rate by 0.50%. In mid-March, the Fed lowered the federal funds rate again, cutting it by 1.00% to a range of 0.00% to 0.25%.)
Up until later February, the environment for REITs was mostly solid, with both demand and supply drivers favorable, further boosted by the Fed’s interest rate cuts and low bond yields worldwide. The U.S. REIT industry experienced a lot of merger and acquisition activity and grew relatively steadily throughout most of the period until the end of the period, when the Dow Jones U.S. Select REIT IndexTM fell over 10% over the final five trading days of February. Among REITs in the Dow Jones U.S. Select REIT IndexTM, industrial and residential REITs were the strongest performers for the reporting period. Industrial REITs displayed solid fundamentals, with high net absorption rates and record high occupancy, boosted by continued growth of e-commerce. Housing remained strong, driven by consumer confidence and low interest rates. U.S. hotel & resort REITs was the weakest sub-industry for the reporting period, struggling as construction spending on hotels cooled and the long-awaited Airbnb, Inc. initial public offering (IPO) appeared imminent. The downward trend was exasperated by reduced travelling as a result of the COVID-19 outbreak. Retail REITs were hurt by the growth of online shopping and suffered as store closings surged and several regional mall operators declared bankruptcy.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF as of February 29, 2020

The Schwab U.S. REIT ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Select REIT IndexTM (the index). The index is a float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs). The index generally includes REITs that own and operate income-producing commercial and/or residential real estate, derive at least 75% of the REIT’s total revenue from the ownership and operation of real estate assets, and have a minimum total market capitalization of $200 million at the time of its inclusion. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Up until the final week of the 12-month reporting period ended February 29, 2020, U.S. real estate investment trusts (REITs) produced mixed returns, for the most part keeping pace with broader U.S. equity markets but with a wide range of performance—both positive and negative—across sectors. In the final week of the reporting period however, COVID-19 sent ripples through every corner of the global economy, driving a global selloff that sent major market indices into bear-market territory resulting in the fastest stock market correction (commonly defined as a decline of 10% or more) in the U.S. on record, dragging on real estate securities along with the rest of the market.
Performance. For the 12-month reporting period ended February 29, 2020, the fund tracked the index. The fund’s market price return was 0.74% and its NAV return was 0.59%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page.) The index returned 0.66% for the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. The residential REITs sub-industry contributed the most to the fund’s performance over the reporting period. Residential REITs represented an average weight of approximately 25% of the fund’s investments and returned approximately 13% for the reporting period. One example from this sub-industry is Sun Communities, Inc. The fund’s holdings of Sun Communities, Inc. represented an average weight of approximately 2% and returned approximately 38% for the reporting period.
The industrial REITs sub-industry also contributed to the return of the fund, representing an average weight of approximately 12% of the fund’s investments and returning approximately 21% for the reporting period.
The retail REITs sub-industry was the largest detractor from the fund’s performance over the reporting period. The retail REITs sub-industry represented an average weight of approximately 16% of the fund’s investments and returned approximately -19% for the reporting period. One example from this sub-industry is Simon Property Group, Inc. The fund’s holdings of Simon Property Group, Inc. represented an average weight of approximately 7% of the fund’s investments and returned approximately -28% for the reporting period.
The hotel & resorts REITs sub-industry was another detractor from overall fund performance. Hotel & resort REITs represented an average weight of approximately 7% of the fund’s investments and returned approximately -24% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Performance and Fund Facts as of February 29, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (January 13, 2011 – February 29, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. REIT ETF (1/13/11)
Market Price Return[2]	0.74%	3.93%	8.66%
NAV Return[2]	0.59%	3.95%	8.64%
Dow Jones U.S. Select REIT IndexTM	0.66%	4.04%	8.75%
ETF Category: Morningstar Real Estate[3]	6.27%	4.83%	N/A
Fund Expense Ratio[4]: 0.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT IndexTM is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Performance and Fund Facts as of February 29, 2020 (continued)

Statistics1
Number of Holdings	95
Weighted Average Market Cap (millions)	$19,746
Price/Earnings Ratio (P/E)	28.7
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	6%[2]
Industry Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Industry Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2019 and held through February 29, 2020.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/19	Ending Account Value (Net of Expenses) at 2/29/20	Expenses Paid During Period 9/1/19-2/29/20[2]
Schwab U.S. REIT ETF
Actual Return	0.07%	$1,000.00	$932.90	$0.34
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.55	$0.35

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Financial Statements
Financial Highlights
	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$43.29	$37.08	$42.08	$37.71	$40.04
Income (loss) from investment operations:
Net investment income (loss)[1]	1.32	1.29	1.20	1.04	1.03
Net realized and unrealized gains (losses)	(1.00)	6.33	(5.28)	4.48	(2.38)
Total from investment operations	0.32	7.62	(4.08)	5.52	(1.35)
Less distributions:
Distributions from net investment income	(1.32)	(1.41)	(0.92)	(1.15)	(0.98)
Net asset value at end of period	$42.29	$43.29	$37.08	$42.08	$37.71
Total return	0.59%	20.85%	(9.91%)	14.74%	(3.41%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.88%	3.17%	2.93%	2.50%	2.70%
Portfolio turnover rate[2]	6%	7%	8%	14%	12%
Net assets, end of period (x 1,000)	$5,717,395	$5,127,268	$3,691,377	$3,037,968	$1,823,208

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab U.S. REIT ETF  |  Annual Report
See financial notes

Schwab U.S. REIT ETF
Portfolio Holdings as of February 29, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Diversified REITs 1.4%
American Assets Trust, Inc.	416,679	17,271,344
Empire State Realty Trust, Inc., Class A	1,297,921	15,185,676
PS Business Parks, Inc.	173,989	25,846,066
Washington Real Estate Investment Trust	700,092	18,797,470
		77,100,556

Health Care REITs 11.4%
Diversified Healthcare Trust	2,068,322	13,009,746
Healthcare Realty Trust, Inc.	1,161,830	39,850,769
Healthpeak Properties, Inc.	4,300,063	136,053,993
LTC Properties, Inc.	345,393	15,483,968
Universal Health Realty Income Trust	110,012	11,850,493
Ventas, Inc.	3,238,131	174,114,304
Welltower, Inc.	3,524,348	263,691,717
		654,054,990

Hotel & Resort REITs 5.7%
Apple Hospitality REIT, Inc.	1,828,237	23,895,058
Ashford Hospitality Trust, Inc.	733,989	1,585,416
Chatham Lodging Trust	406,836	5,671,294
CorePoint Lodging, Inc.	335,298	2,668,972
DiamondRock Hospitality Co.	1,739,784	15,866,830
Hersha Hospitality Trust	311,169	3,587,779
Host Hotels & Resorts, Inc.	6,230,559	90,218,494
Park Hotels & Resorts, Inc.	2,079,779	37,976,765
Pebblebrook Hotel Trust	1,134,935	22,937,036
RLJ Lodging Trust	1,481,356	19,568,713
Ryman Hospitality Properties, Inc.	472,985	32,877,187
Service Properties Trust	1,428,244	25,822,651
Summit Hotel Properties, Inc.	913,618	8,469,239
Sunstone Hotel Investors, Inc.	1,953,481	21,390,617
Xenia Hotels & Resorts, Inc.	978,735	14,641,876
		327,177,927

Industrial REITs 14.4%
Americold Realty Trust	1,665,893	51,092,938
Duke Realty Corp.	3,193,461	103,691,679
EastGroup Properties, Inc.	333,665	41,951,700
First Industrial Realty Trust, Inc.	1,102,849	42,459,687
Prologis, Inc.	6,412,955	540,483,847
Rexford Industrial Realty, Inc.	963,496	45,062,708
		824,742,559

Office REITs 13.4%
Boston Properties, Inc.	1,249,322	161,087,579
Brandywine Realty Trust	1,530,661	20,786,376
Columbia Property Trust, Inc.	1,015,551	19,153,292
Corporate Office Properties Trust	973,389	24,665,677
Cousins Properties, Inc.	1,274,964	45,503,465
Douglas Emmett, Inc.	1,431,957	54,672,118
Easterly Government Properties, Inc.	643,053	15,285,370
Equity Commonwealth	1,058,875	33,312,208
Security	Number of Shares	Value ($)
Franklin Street Properties Corp.	929,749	6,629,110
Highwoods Properties, Inc.	901,291	40,449,940
Hudson Pacific Properties, Inc.	1,346,191	43,455,046
JBG SMITH Properties	1,025,392	37,611,379
Kilroy Realty Corp.	847,318	61,591,545
Mack-Cali Realty Corp.	787,004	14,937,336
Office Properties Income Trust	419,264	12,213,160
Paramount Group, Inc.	1,748,952	21,249,767
Piedmont Office Realty Trust, Inc., Class A	1,092,615	23,589,558
SL Green Realty Corp.	708,162	55,548,227
Vornado Realty Trust	1,376,174	73,735,403
		765,476,556

Residential REITs 26.6%
American Campus Communities, Inc.	1,193,741	51,856,109
American Homes 4 Rent, Class A	2,214,033	57,321,314
Apartment Investment & Management Co., Class A	1,293,546	61,883,241
AvalonBay Communities, Inc.	1,213,418	243,399,517
Camden Property Trust	841,305	89,161,504
Equity LifeStyle Properties, Inc.	1,581,745	108,080,636
Equity Residential	3,032,583	227,746,983
Essex Property Trust, Inc.	574,113	162,680,660
Front Yard Residential Corp.	427,650	5,422,602
Independence Realty Trust, Inc.	789,653	10,470,799
Invitation Homes, Inc.	4,676,976	134,182,441
Mid-America Apartment Communities, Inc.	990,951	128,090,326
Sun Communities, Inc.	805,164	123,093,472
UDR, Inc.	2,546,281	114,531,719
		1,517,921,323

Retail REITs 14.0%
Acadia Realty Trust	755,391	17,253,130
Brixmor Property Group, Inc.	2,587,556	47,119,395
CBL & Associates Properties, Inc.	1,504,229	798,445
Federal Realty Investment Trust	610,174	70,987,643
Kimco Realty Corp.	3,668,194	63,643,166
Kite Realty Group Trust	729,553	11,782,281
Pennsylvania Real Estate Investment Trust (a)	517,129	1,220,424
Regency Centers Corp.	1,455,727	83,616,959
Retail Opportunity Investments Corp.	1,008,073	15,121,095
Retail Properties of America, Inc., Class A	1,856,134	19,433,723
Retail Value, Inc.	134,279	3,731,613
RPT Realty	695,883	9,018,644
Seritage Growth Properties, Class A	291,144	10,009,531
Simon Property Group, Inc.	2,665,887	328,117,372
SITE Centers Corp.	1,296,434	14,921,955
Tanger Factory Outlet Centers, Inc. (a)	806,998	9,667,836
Taubman Centers, Inc.	531,835	27,687,330
The Macerich Co. (a)	957,363	19,549,353
Urban Edge Properties	1,000,625	16,210,125
Washington Prime Group, Inc. (a)	1,609,351	4,425,715
Weingarten Realty Investors	1,050,775	28,297,371
		802,613,106

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Schwab U.S. REIT ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Specialized REITs 13.0%
CubeSmart	1,681,542	50,900,276
Digital Realty Trust, Inc.	1,813,227	217,786,695
Extra Space Storage, Inc.	1,125,160	112,921,058
Life Storage, Inc.	405,243	43,729,772
National Storage Affiliates Trust	515,359	17,388,213
Public Storage	1,304,806	272,861,031
QTS Realty Trust, Inc., Class A	504,768	28,352,818
		743,939,863
Total Common Stock
(Cost $5,669,446,718)		5,713,026,880

Other Investment Companies 0.4% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (b)	1,057,466	1,057,466

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 1.52% (b)	18,582,069	18,582,069
Total Other Investment Companies
(Cost $19,639,535)		19,639,535

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 03/20/20	112	3,869,600	(440,173)
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,856,665.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,713,026,880	$—	$—	$5,713,026,880
Other Investment Companies[1]	19,639,535	—	—	19,639,535
Liabilities
Futures Contracts[2]	(440,173)	—	—	(440,173)
Total	$5,732,226,242	$—	$—	$5,732,226,242
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of February 29, 2020
Assets
Investments in unaffiliated issuers, at value (cost $5,670,504,184) including securities on loan of $17,856,665		$5,714,084,346
Collateral invested for securities on loan, at value (cost $18,582,069)		18,582,069
Cash		34,320
Deposit with broker for futures contracts		999,578
Receivables:
Investments sold		29,546,837
Fund shares sold		82,246,923
Dividends		2,934,813
Income from securities on loan	+	73,408
Total assets		5,848,502,294
Liabilities
Collateral held for securities on loan		18,582,069
Payables:
Investments bought		73,479,174
Management fees		335,079
Fund shares redeemed		38,270,560
Variation margin on futures contracts	+	439,950
Total liabilities		131,106,832
Net Assets
Total assets		5,848,502,294
Total liabilities	–	131,106,832
Net assets		$5,717,395,462
Net Assets by Source
Capital received from investors		5,716,332,659
Total distributable earnings		1,062,803

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,717,395,462		135,200,000		$42.29

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Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2019 through February 29, 2020
Investment Income
Dividends (net of foreign withholding tax of $25,612)		$170,176,168
Securities on loan, net	+	345,138
Total investment income		170,521,306
Expenses
Management fees		4,052,048
Total expenses	–	4,052,048
Net investment income		166,469,258
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(12,099,324)
Net realized gains on in-kind redemptions		162,787,667
Net realized gains on futures contracts	+	1,016,982
Net realized gains		151,705,325
Net change in unrealized appreciation (depreciation) on investments		(322,704,803)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(388,225)
Net change in unrealized appreciation (depreciation)	+	(323,093,028)
Net realized and unrealized losses		(171,387,703)
Decrease in net assets resulting from operations		($4,918,445)
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Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/19-2/29/20		3/1/18-2/28/19
Net investment income		$166,469,258	$142,620,373
Net realized gains		151,705,325	48,303,810
Net change in unrealized appreciation (depreciation)	+	(323,093,028)	625,500,961
Increase (decrease) in net assets resulting from operations		(4,918,445)	816,425,144
Distributions to Shareholders
Total distributions		($166,671,820)	($155,988,765)

Transactions in Fund Shares
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		31,500,000	$1,434,130,373	28,900,000	$1,176,924,966
Shares redeemed	+	(14,750,000)	(672,412,627)	(10,000,000)	(401,470,478)
Net transactions in fund shares		16,750,000	$761,717,746	18,900,000	$775,454,488
Shares Outstanding and Net Assets
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		118,450,000	$5,127,267,981	99,550,000	$3,691,377,114
Total increase	+	16,750,000	590,127,481	18,900,000	1,435,890,867
End of period		135,200,000	$5,717,395,462	118,450,000	$5,127,267,981
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Schwab U.S. REIT ETF
Financial Notes

1. Business Structure of the Fund:
Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. REIT ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. TIPS ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
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Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of February 29, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may
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Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreements. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of February 29, 2020, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 29, 2020 are disclosed in the fund’s Portfolio Holdings. The value of the securities on loan and investment of cash collateral are also disclosed in the fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
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Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictable. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
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Schwab U.S. REIT ETF
Financial Notes (continued)

3. Risk Factors (continued):
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be risker than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Real Estate Investment Risk. Due to the composition of the index, the fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The principal types of derivatives used by the fund are futures contracts. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. The fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivatives is also subject to credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to the fund’s daily NAV.)
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Financial Notes (continued)

3. Risk Factors (continued):
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the fund, CSIM is entitled to receive an annual management fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of February 29, 2020.
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.2%
Schwab VIT Growth Portfolio	0.2%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.1%
Schwab Target 2030 Index Fund	0.2%
Schwab Target 2035 Index Fund	0.1%
Schwab Target 2040 Index Fund	0.2%
Schwab Target 2045 Index Fund	0.1%
Schwab Target 2050 Index Fund	0.1%
Schwab Target 2055 Index Fund	0.1%
Schwab Target 2060 Index Fund	0.1%
*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2020, the fund’s total aggregate security transactions with other funds in the Fund Complex was $53,523,158 and includes realized losses of $6,015,323.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares.
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Financial Notes (continued)

5. Other Service Providers (continued):
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by the fund, CSIM paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at February 29, 2020 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 29, 2020, the month-end average notional amounts of futures contracts held by the fund was $8,277,442 and the month-end average number of contracts held was 233.

9. Purchases and Sales of Investment Securities:
For the period ended February 29, 2020, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$374,474,747	$328,451,737

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional
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Financial Notes (continued)

10. In-Kind Transactions (continued):
variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended February 29, 2020, were as follows:
In-Kind Purchases of Securities	In-Kind Sales of Securities
$1,365,597,676	$596,438,744
For the period ended February 29, 2020, the fund realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 29, 2020 are disclosed in the fund’s Statement of Operations.

11. Federal Income Taxes
As of February 29, 2020, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$5,725,988,060
Gross unrealized appreciation	$560,277,393
Gross unrealized depreciation	(554,039,211)
Net unrealized appreciation (depreciation)	$6,238,182
As of February 29, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$10,532,482
Net unrealized appreciation (depreciation) on investments	6,238,182
Total	$16,770,664
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and realization for tax purposes of unrealized appreciation or depreciation on futures contracts. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 29, 2020, the fund had non-expiring capital loss carryforwards of $15,707,861.
For the fiscal year ended February 29, 2020, the fund had no capital losses deferred and had capital loss carryforwards utilized in the amount of $2,146,587.
The tax basis components of distributions paid during the current and prior fiscal years were:
Current period distributions
Ordinary income	$166,671,820
Prior period distributions
Ordinary income	$155,988,765
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
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Financial Notes (continued)

11. Federal Income Taxes (continued):
As of February 29, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 29, 2020, the fund did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. REIT ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab U.S. REIT ETF (one of the funds constituting Schwab Strategic Trust, referred to hereafter as the “Fund”) as of February 29, 2020, the related statement of operations for the year ended February 29, 2020, the statement of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2020 and the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
April 16, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Other Federal Tax Information (unaudited)

For the fiscal year ended February 29, 2020, the fund designates $155,256,389 as dividends eligible for the 20% qualified business income deduction under section 199A of the Internal Revenue Code. Shareholders will be notified in January 2021 via IRS form 1099 of the amounts for use in preparing their 2020 income tax return.
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Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of February 29, 2020
The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (Exchange), the secondary market for shares of the fund, was at a discount or premium to such fund’s daily NAV. The “Market Price” of the fund generally is determined using the official closing price on the primary stock exchange (generally, 4:00 p.m. Eastern time) on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of the fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. Shares are bought and sold at market prices, which may be higher or lower than the NAV. The data presented below represents past performance and cannot be used to predict future results. The chart does not include days in which the NAV equals the Market Price.
	Number of Days Market Price Above NAV				Number of Days Market Price Below NAV
	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points

For the period
3/1/15 through 2/29/20	725	—	—	—	291	—	—	—
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprising of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
real estate investment trust (REIT)  Real estate companies that own and commonly operate income producing commercial and/or residential real estate.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

34
Schwab U.S. REIT ETF  |  Annual Report

Notes

Schwab U.S. REIT ETF
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2020 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR60994-09
00242743

Annual Report  |  February 29, 2020
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market Index ETF	FNDB
Schwab Fundamental U.S. Large Company Index ETF	FNDX
Schwab Fundamental U.S. Small Company Index ETF	FNDA
Schwab Fundamental International Large Company Index ETF	FNDF
Schwab Fundamental International Small Company Index ETF	FNDC
Schwab Fundamental Emerging Markets Large Company Index ETF	FNDE

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended February 29, 2020
Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)
Market Price Return[1]	1.87%
NAV Return[1]	1.25%
Russell RAFITM US Index	1.43%
Russell 3000® Index	6.90%
ETF Category: Morningstar Large Value[2]	-0.73%
Performance Details	pages 7-9

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)
Market Price Return[1]	2.20%
NAV Return[1]	1.98%
Russell RAFITM US Large Company Index	2.19%
Russell 1000® Index	7.82%
ETF Category: Morningstar Large Value[2]	-0.73%
Performance Details	pages 10-12

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)
Market Price Return[1]	-7.39%
NAV Return[1]	-7.46%
Russell RAFITM US Small Company Index	-7.25%
Russell 2000® Index	-4.92%
ETF Category: Morningstar Small Blend[2]	-6.80%
Performance Details	pages 13-15
Total Returns for the 12 Months Ended February 29, 2020
Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)
Market Price Return[1]	-5.23%
NAV Return[1]	-5.32%
Russell RAFITM Developed ex US Large Company Index (Net)*	-5.44%
MSCI EAFE® Index (Net)*	-0.57%
ETF Category: Morningstar Foreign Large Value[2]	-4.51%
Performance Details	pages 16-18

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)
Market Price Return[1]	-6.36%
NAV Return[1]	-6.06%
Russell RAFITM Developed ex US Small Company Index (Net)*	-5.82%
S&P Developed ex-U.S. Small Cap Index (Net)*	-2.39%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	-2.50%
Performance Details	pages 19-21

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)
Market Price Return[1]	-5.19%
NAV Return[1]	-5.74%
Russell RAFITM Emerging Markets Large Company Index (Net)*	-5.34%
MSCI Emerging Markets Index (Net)*	-1.88%
ETF Category: Morningstar Diversified Emerging Markets[2]	-0.49%
Performance Details	pages 22-24
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental Index ETFs are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The 12-month reporting period ended February 29, 2020, ushered in a time of uncertainty that most Americans haven’t seen in their lifetimes. Up until the last week of February, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But then, COVID-19—whose effects had seemed mainly confined to China—began to spread quickly around the world, affecting millions of people and sending stock markets reeling. As February 2020 drew to a close, U.S. stocks experienced their worst week since the 2008 financial crisis. In this period, the S&P 500® Index, a bellwether for the overall U.S. stock market, dropped more than 10% in six days and global markets saw similar sell-offs. For the 12-month reporting period ended February 29, 2020, the S&P 500® Index returned 8.2%, erasing double-digit gains from earlier in the period. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -0.6% over the same period.
We can’t know what the full human impact of the COVID-19 outbreak will be or how long the economic impact will last. The sudden health crisis and U.S. market decline have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or staying on the sidelines. In the longer-term, this can often make the investing outcomes worse. At times like these it’s important to remember that all market cycles, no matter how long—and whether up or down—ultimately come to an end.
At Charles Schwab Investment Management, we are committed to serving our clients through this challenging time. We believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one of the best ways to weather the inevitable ups and downs that come with investing. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Fundamental Index ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ At Charles Schwab Investment Management, we are committed to serving our clients through this challenging time.”
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
The Investment Environment

Up until the final week of the 12-month reporting period ended February 29, 2020, global equity markets were mixed, with positive U.S. equity markets—as major market indices hit new highs in mid-February—while international markets were mostly flat. In the final week of the reporting period, however, the expanding COVID-19 outbreak sent ripples through every corner of the global economy, driving a global selloff that sent major market indices into bear-market territory resulting in the fastest stock market correction (commonly defined as a decline of 10% or more) in the U.S. on record, more than erasing 2020’s strong gains. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 8.19%. Large-cap stocks outperformed small-caps, with the Russell RAFI™ US Large Company Index returning 2.19% for the reporting period and the Russell 2000® Index and Russell RAFI™ US Small Company Index returning -4.92% and -7.25%, respectively, for the reporting period. International equities were weaker. The U.S. dollar, which had modestly strengthened against a basket of international currencies over much of the reporting period, fell steeply in the final days of the reporting period. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, and the Russell RAFI™ Developed ex US Large Company Index (Net)* returned -0.57% and -5.44%, respectively, and the MSCI Emerging Markets Index (Net)* and the Russell RAFI™ Emerging Markets Large Company Index (Net)* returned -1.88% and -5.34%, respectively.
Economic growth around the globe was uneven. The U.S. economy, despite escalating trade tensions with China over much of the reporting period, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third and fourth quarters of 2019, up from 2.0% in the second quarter. Unemployment remained low, ending the period close to its lowest rate in 50 years. Consumer confidence remained solid for most of the reporting period. Inflation crept slightly higher over the reporting period.
Asset Class Performance Comparison % returns during the 12 months ended February 29, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
The Investment Environment (continued)

Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and, particularly towards the end of the reporting period, the COVID-19 outbreak. Oil prices struggled for much of the period amid rising U.S. crude production, falling steeply to the lowest price in over a year by the end of the reporting period. In the eurozone, growth slowed, subdued by strikes in France that dampened manufacturing output and political unrest in Italy, among other things. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union, although many uncertainties remain. Amid the economic and political turmoil leading up to its departure, the United Kingdom’s growth was volatile with GDP growing in the first and third quarters of 2019 but shrinking in the second quarter. United Kingdom GDP was flat in the fourth quarter of 2019. Japan’s economy shrank over the reporting period, particularly during the final quarter of 2019 as a sales tax increase took effect and business spending tumbled. Several Asian economies, including emerging market countries such as China and India, slowed but still outpaced many developed economies. China’s economy slowed amid trade pressure from the U.S. and sluggish demand from home and abroad, while India’s economy was dampened primarily as a result of a fall in factory output and exports and a slowdown in investment.
In response to the economic environment, to bolster growth, and to help ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, including the U.S. Federal Reserve (Fed), while others maintained low—and for some international central banks, negative—interest rates. In the U.S., following four interest rate hikes in 2018, the Fed held interest rates unchanged over the first half of 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. The federal funds rate ended the reporting period in a range of 1.50% to 1.75%. The European Central Bank held interest rates steady, unchanged since March 2016. The Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016. The Bank of England maintained its key official bank rate at 0.75%, where it has remained since August 2018. Central banks in key emerging market economies—including China, India, Mexico, and Thailand—lowered their policy rates in response to inflation and trade-related pressures. The changing interest rate landscape particularly towards the end of the period, resulted in significant currency volatility and, as a result, the U.S. dollar suffered.
COVID-19, first reported in China at the end of December and rapidly spreading to other countries by February, took a dramatic toll on global markets particularly towards the end of the reporting period, disrupting supply chains, lowering earnings expectations, and spooking investors. Over the course of the final six trading days of the reporting period, the S&P 500® Index fell over 10% from its peak, wiping out trillions in market value. The market drop was broadly felt. Fed Chairman Jerome Powell signaled that the Fed was prepared to cut interest rates to help protect the economy from the widening global slowdown. (Following the end of the reporting period, at the beginning of March, the Fed cut the federal funds rate by 0.50%. In mid-March, the Fed lowered the federal funds rate again, cutting it by 1.00% to a range of 0.00% to 0.25%.)

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to this role, Mr. Rios was an associate portfolio manager on the Schwab equity index strategies team for four years. His first role with CSIM was as a trade operations specialist. Prior to joining CSIM in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Broad Market Index ETF as of February 29, 2020

The Schwab Fundamental U.S. Broad Market Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Index (the index). The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Up until the final week of the 12-month reporting period ended February 29, 2020, U.S. equity markets were positive and major market indices hit new highs in mid-February. However, amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the U.S. Federal Reserve (Fed) enacted three interest rate cuts by the end of the period—in July, September, and October. In the final week of the reporting period however, COVID-19 sent ripples through every corner of the global economy, driving a global selloff that sent major market indices into bear-market territory resulting in the fastest stock market correction (commonly defined as a decline of 10% or more) in the U.S. on record, more than erasing 2020’s strong gains. In response, Fed Chairman Jerome Powell signaled that the Fed was prepared to cut interest rates to help protect the economy from the widening global slowdown. (Following the end of the reporting period, at the beginning of March, the Fed cut the federal funds rate by 0.50%. In mid-March, the Fed lowered the federal funds rate again, cutting it by 1.00% to a range of 0.00% to 0.25%.)
Performance. For the 12-month reporting period ended February 29, 2020, the fund generally tracked the index. The fund’s market price return was 1.87% and its NAV return was 1.25% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 1.43% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. The information technology sector was the largest contributor to the return of the fund. Stocks in the information technology sector represented an average weight of approximately 17% of the fund’s investments and returned approximately 22% for the reporting period. One example from this sector is Apple, Inc. The fund’s holdings of Apple, Inc. represented approximately 4% of the fund’s investments and returned approximately 60% for the reporting period.
The consumer staples sector also contributed to the return of the fund, representing an average weight of approximately 9% of the fund’s investments and returning approximately 6% for the reporting period.
The energy sector was the largest detractor from the return of the fund. Stocks in the energy sector represented an average weight of approximately 9% of the fund’s investments and returned approximately -28% for the reporting period. One example from this sector is Exxon Mobil Corp. The fund’s holdings of Exxon Mobil Corp. represented an average weight of approximately 3% of the fund’s investments and returned approximately -32% for the reporting period.
The materials sector also detracted from the return of the fund, representing an average weight of approximately 4% of the fund’s investments and returning approximately -11% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of February 29, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 29, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	1.87%	6.43%	8.59%
NAV Return[2]	1.25%	6.33%	8.50%
Russell RAFITM US Index	1.43%	6.59%	8.78%
Russell 3000® Index	6.90%	8.72%	10.74%
ETF Category: Morningstar Large Value[3]	-0.73%	4.91%	N/A
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Broad Market Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of February 29, 2020 (continued)

Statistics1
Number of Holdings	1,595
Weighted Average Market Cap (millions)	$191,343
Price/Earnings Ratio (P/E)	15.7
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	13%[2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Large Company Index ETF as of February 29, 2020

The Schwab Fundamental U.S. Large Company Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Large Company Index (the index). The index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund uses a replication investment approach and generally gives the same weight to a given stock as the index does. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. large-cap stocks outperformed small-cap stocks over the reporting period. Up until the final week of the 12-month reporting period ended February 29, 2020, U.S. equity markets were positive and major market indices hit new highs in mid-February. However, amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the U.S. Federal Reserve (Fed) enacted three interest rate cuts by the end of the period—in July, September, and October. In the final week of the reporting period however, COVID-19 sent ripples through every corner of the global economy, driving a global selloff that sent major market indices into bear-market territory resulting in the fastest stock market correction (commonly defined as a decline of 10% or more) in the U.S. on record, more than erasing 2020’s strong gains. In response, Fed Chairman Jerome Powell signaled that the Fed was prepared to cut interest rates to help protect the economy from the widening global slowdown. (Following the end of the reporting period, at the beginning of March, the Fed cut the federal funds rate by 0.50%. In mid-March, the Fed lowered the federal funds rate again, cutting it by 1.00% to a range of 0.00% to 0.25%.)
Performance. For the 12-month reporting period ended February 29, 2020, the fund generally tracked the index. The fund’s market price return was 2.20% and its NAV return was 1.98% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 2.19% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. The information technology sector was the largest contributor to the return of the fund. Stocks in the information technology sector represented an average weight of approximately 17% of the fund’s investments and returned approximately 23% for the reporting period. One example from this sector is Apple, Inc. The fund’s holdings of Apple, Inc. represented an average weight of approximately 4% of the fund’s investments and returned approximately 60% for the reporting period.
The consumer staples sector also contributed to the return of the fund, representing an average weight of approximately 9% of the fund’s investments and returning approximately 7% for the reporting period.
The energy sector was the largest detractor from the return of the fund. Stocks in the energy sector represented an average weight of approximately 9% of the fund’s investments and returned approximately -27% for the reporting period. One example from this sector is Exxon Mobil Corp. The fund’s holdings of Exxon Mobile Corp. represented an average weight of approximately 3% of the fund’s investments and returned approximately -32% for the reporting period.
The materials sector also detracted from the return of the fund, representing an average weight of approximately 3% of the fund’s investments and returning approximately -10% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of February 29, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 29, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	2.20%	6.55%	8.68%
NAV Return[2]	1.98%	6.53%	8.65%
Russell RAFITM US Large Company Index	2.19%	6.80%	8.94%
Russell 1000® Index	7.82%	9.00%	11.05%
ETF Category: Morningstar Large Value[3]	-0.73%	4.91%	N/A
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of February 29, 2020 (continued)

Statistics1
Number of Holdings	700
Weighted Average Market Cap (millions)	$206,716
Price/Earnings Ratio (P/E)	15.7
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	12%[2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Small Company Index ETF as of February 29, 2020

The Schwab Fundamental U.S. Small Company Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Small Company Index (the index). The index measures the performance of the small company size segment by fundamental overall company scores, which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund uses a replication investment approach and generally gives the same weight to a given stock as the index does. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. small-cap stocks underperformed large-cap stocks over the reporting period. Up until the final week of the 12-month reporting period ended February 29, 2020, U.S. equity markets were positive and major market indices hit new highs in mid-February. However, amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the U.S. Federal Reserve (Fed) enacted three interest rate cuts by the end of the period—in July, September, and October. In the final week of the reporting period however, COVID-19 sent ripples through every corner of the global economy, driving a global selloff that sent major market indices into bear-market territory resulting in the fastest stock market correction (commonly defined as a decline of 10% or more) in the U.S. on record, more than erasing 2020’s strong gains. In response, Fed Chairman Jerome Powell signaled that the Fed was prepared to cut interest rates to help protect the economy from the widening global slowdown. (Following the end of the reporting period, at the beginning of March, the Fed cut the federal funds rate by 0.50%. In mid-March, the Fed lowered the federal funds rate again, cutting it by 1.00% to a range of 0.00% to 0.25%.)
Performance. For the 12-month reporting period ended February 29, 2020, the fund generally tracked the index. The fund’s market price return was -7.39% and the fund’s NAV return was -7.46% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned -7.25% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. The energy sector was the largest detractor from the return of the fund. Stocks in the energy sector represented an average weight of approximately 4% of the fund’s investments and returned approximately -50% for the reporting period. One example from this sector is McDermott International, Inc., a worldwide energy services company. The fund’s holdings of McDermott International, Inc. represented an average weight of less than 1% of the fund’s investments and returned approximately -99% for the reporting period.
The consumer discretionary sector also detracted from the return of the fund, representing an average weight of approximately 14% of the fund’s investments and returning approximately -13% for the reporting period.
The information technology sector was the largest contributor to the return of the fund. Stocks in the information technology sector represented approximately 12% of the fund’s investments and returned approximately 6% for the reporting period. One example from this sector is Cirrus Logic, Inc., a semiconductor company development company. The fund’s holdings of Cirrus Logic, Inc. represented an average weight of less than 1% of the fund’s investments and returned approximately 71% for the reporting period.
The utilities sector also contributed to the return of the fund, representing an average weight of approximately 4% of the fund’s investments and returning approximately 3% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of February 29, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 29, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	-7.39%	3.93%	6.58%
NAV Return[2]	-7.46%	3.93%	6.57%
Russell RAFITM US Small Company Index	-7.25%	4.16%	6.84%
Russell 2000® Index	-4.92%	5.12%	6.84%
ETF Category: Morningstar Small Blend[3]	-6.80%	3.80%	N/A
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental U.S. Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of February 29, 2020 (continued)

Statistics1
Number of Holdings	898
Weighted Average Market Cap (millions)	$4,514
Price/Earnings Ratio (P/E)	16.4
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate	26%[2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental International Large Company Index ETF as of February 29, 2020

The Schwab Fundamental International Large Company Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM Developed ex US Large Company Index (the index). The index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the developed ex U.S. companies in the FTSE Total Global Cap Index. To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Overall, stocks of large companies in developed international markets generated negative returns for the reporting period. Up until the final week of the 12-month reporting period ended February 29, 2020, global equity markets were mixed, with positive U.S. equity markets while international markets were mostly flat. In the final week of the reporting period however, COVID-19 sent ripples through every corner of the global economy, driving a global selloff that sent major market indices into bear-market territory. In response to the economic environment, to bolster growth, and to help ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, including the U.S. Federal Reserve, while others maintained low—and for some international central banks, negative—interest rates. The U.S. dollar, which had modestly strengthened against a basket of international currencies over much of the reporting period, fell steeply in the final days of the reporting period.
Performance. For the 12-month reporting period ended February 29, 2020, the fund’s market price return was -5.23% and its NAV return was -5.32% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned -5.44%1 during the same period. Income, primarily due to tax rate differences between the fund and the index, contributed to the fund’s performance.
Contributors and Detractors. Stocks from Switzerland were the largest contributor to the return of the fund. Swiss stocks represented an average weight of approximately 6% of the fund’s investments and returned approximately 11% in U.S. dollar terms for the reporting period. One example from this market is Nestle S.A. The fund’s holdings of Nestle S.A. represented an average weight of approximately 1% of the fund’s investments and returned approximately 16% in U.S. dollar terms for the reporting period.
Italian stocks also contributed to the return of the fund, representing an average weight of approximately 3% of the fund’s investments and returning approximately 3% in U.S. dollar terms for the reporting period.
Stocks from the United Kingdom were the largest detractor from the return of the fund. Stocks from the United Kingdom represented an average weight of approximately 16% of the fund’s investments and returned approximately -11% in U.S. dollar terms for the reporting period. One example from this market is Royal Dutch Shell plc, a company which, through subsidiaries, explores, produces, and refines petroleum. The fund’s Class A holdings of Royal Dutch Shell plc represented an average weight of less than 1% of the fund’s investments and returned approximately -28% in U.S. dollar terms for the reporting period.
Japanese stocks also detracted from the return of the fund, representing an average weight of approximately 24% of the fund’s investments and returning approximately -3% in U.S. dollar terms for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of February 29, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 29, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	-5.23%	1.15%	2.48%
NAV Return[2]	-5.32%	1.21%	2.47%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	-5.44%	1.25%	2.60%
MSCI EAFE® Index (Net)[3]	-0.57%	1.96%	2.98%
ETF Category: Morningstar Foreign Large Value[4]	-4.51%	0.16%	N/A
Fund Expense Ratio[5]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — The Schwab Fundamental International Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of February 29, 2020 (continued)

Statistics1
Number of Holdings	951
Weighted Average Market Cap (millions)	$55,310
Price/Earnings Ratio (P/E)	12.5
Price/Book Ratio (P/B)	0.6
Portfolio Turnover Rate	20%[2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental International Small Company Index ETF as of February 29, 2020

The Schwab Fundamental International Small Company Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM Developed ex US Small Company Index (the index). The index measures the performance of the small company size segment by fundamental overall company scores, which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Overall, stocks of small companies in developed international markets generated negative returns for the reporting period. Up until the final week of the 12-month reporting period ended February 29, 2020, global equity markets were mixed, with positive U.S. equity markets while international markets were mostly flat. In the final week of the reporting period however, COVID-19 sent ripples through every corner of the global economy, driving a global selloff that sent major market indices into bear-market territory. In response to the economic environment, to bolster growth, and to help ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, including the U.S. Federal Reserve, while others maintained low—and for some international central banks, negative—interest rates. The U.S. dollar, which had modestly strengthened against a basket of international currencies over much of the reporting period, fell steeply in the final days of the reporting period.
Performance. For the 12-month reporting period ended February 29, 2020, the fund’s market price return was -6.36% and its NAV return was -6.06% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned -5.82%1 during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index. Also, income, primarily due to tax rate differences between the fund and the index, contributed slightly to the fund’s performance.
Contributors and Detractors. Stocks from Japan were the largest detractor from the return of the fund. Japanese stocks represented an average weight of approximately 35% of the fund’s investments and returned approximately -6% in U.S. dollar terms for the reporting period. One example from this market is Aoyama Trading Co., Ltd., a menswear chain store. The fund’s holdings of Aoyama Trading Co., Ltd. represented an average weight of less than 1% of the fund’s investments and returned approximately -52% in U.S. dollar terms for the reporting period.
South Korean stocks also detracted from the return of the fund, representing an average weight of approximately 5% of the fund’s investments and returning approximately -29% in U.S. dollar terms for the reporting period.
Stocks from Sweden were the largest contributor to the return of the fund. Swedish stocks represented an average weight of approximately 3% of the fund’s investments and returned approximately 14% in U.S. dollar terms for the reporting period. One example from this market is Getinge AB, a company that develops, manufactures, and sells equipment and systems for sterilization and disinfection. The fund’s Class B holdings of Getinge AB represented an average weight of less than 1% of the fund’s investments and returned approximately 44% in U.S. dollar terms for the reporting period.
Swiss stocks also contributed to the return of the fund, representing an average weight of approximately 3% of the fund’s investments and returning approximately 8% in U.S. dollar terms for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of February 29, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 29, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	-6.36%	2.88%	3.88%
NAV Return[2]	-6.06%	3.10%	3.95%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	-5.82%	3.36%	4.32%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	-2.39%	3.67%	4.58%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	-2.50%	2.99%	N/A
Fund Expense Ratio[5]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental International Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of February 29, 2020 (continued)

Statistics1
Number of Holdings	1,641
Weighted Average Market Cap (millions)	$3,280
Price/Earnings Ratio (P/E)	13.1
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate	31%[2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF as of February 29, 2020

The Schwab Fundamental Emerging Markets Large Company Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM Emerging Markets Large Company Index (the index). The index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Stocks in emerging markets produced negative returns for the reporting period. Up until the final week of the 12-month reporting period ended February 29, 2020, global equity markets were mixed, with positive U.S. equity markets while international markets were mostly flat. In the final week of the reporting period however, COVID-19 sent ripples through every corner of the global economy, driving a global selloff that sent major market indices into bear-market territory. In response to the economic environment, to bolster growth, and to help ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, including the U.S. Federal Reserve, while others maintained low—and for some international central banks, negative—interest rates. The U.S. dollar, which had modestly strengthened against a basket of international currencies over much of the reporting period, fell steeply in the final days of the reporting period.
Performance. For the 12-month reporting period ended February 29, 2020, the fund’s market price return was -5.19% and its NAV return was -5.74% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned -5.34%1 during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index. Also, income, primarily due to tax rate differences between the fund and the index, contributed to the fund’s performance.
Contributors and Detractors. Stocks from Russia were the largest contributor to the return of the fund. Russian stocks represented an average weight of approximately 16% of the fund’s investments and returned approximately 19% in U.S. dollar terms for the reporting period. One example from this market is Gazprom PJSC, a company that operates gas pipeline systems, produces and explores gas, and transports high pressure gas. The fund’s holdings of Gazprom PJSC represented an average weight of approximately 5% of the fund’s investments and returned approximately 34% in U.S. dollar terms for the reporting period.
Taiwanese stocks also contributed to the return of the fund, representing an average weight of approximately 17% of the fund’s investments and returning approximately 15% in U.S. dollar terms for the reporting period.
Stocks from China were the largest detractor from the return of the fund. Chinese stocks represented an average weight of approximately 25% of the fund’s investments and returned approximately -12% in U.S. dollar terms for the reporting period. One example from this market is China Petroleum & Chemical Corp. The fund’s Class H holdings of China Petroleum & Chemical Corp. represented an average weight of approximately 2% of the fund’s investments and returned approximately -35% in U.S. dollar terms for the reporting period.
Brazilian stocks also detracted from the return of the fund, representing an average weight of approximately 12% of the fund’s investments and returning approximately -16% in U.S. dollar terms for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of February 29, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 29, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	-5.19%	3.54%	2.51%
NAV Return[2]	-5.74%	3.63%	2.46%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	-5.34%	4.24%	3.04%
MSCI Emerging Markets Index (Net)[3]	-1.88%	2.73%	2.95%
ETF Category: Morningstar Diversified Emerging Markets[4]	-0.49%	2.33%	N/A
Fund Expense Ratio[5]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — The Schwab Fundamental Emerging Markets Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of February 29, 2020 (continued)

Statistics1
Number of Holdings	267
Weighted Average Market Cap (millions)	$72,325
Price/Earnings Ratio (P/E)	9.8
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	32%[2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2019 and held through February 29, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/19	Ending Account Value (Net of Expenses) at 2/29/20	Expenses Paid During Period 9/1/19-2/29/20[2]
Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.25%	$1,000.00	$990.30	$1.24
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.66	$1.26
Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.25%	$1,000.00	$992.60	$1.24
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.66	$1.26
Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.25%	$1,000.00	$960.30	$1.22
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.66	$1.26
Schwab Fundamental International Large Company Index ETF
Actual Return	0.25%	$1,000.00	$980.10	$1.23
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.66	$1.26
Schwab Fundamental International Small Company Index ETF
Actual Return	0.39%	$1,000.00	$976.70	$1.92
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.96	$1.96
Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.39%	$1,000.00	$979.50	$1.92
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.96	$1.96

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Financial Statements
Financial Highlights
	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$37.60	$36.95	$33.82	$27.37	$30.54
Income (loss) from investment operations:
Net investment income (loss)[1]	0.94	0.84	0.75	0.67	0.65
Net realized and unrealized gains (losses)	(0.43)	0.62	3.09	6.45	(3.18)
Total from investment operations	0.51	1.46	3.84	7.12	(2.53)
Less distributions:
Distributions from net investment income	(0.94)	(0.81)	(0.71)	(0.67)	(0.64)
Net asset value at end of period	$37.17	$37.60	$36.95	$33.82	$27.37
Total return	1.25%	3.98%	11.51%	26.32%	(8.34%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.32%	0.32%
Net investment income (loss)	2.38%	2.26%	2.14%	2.17%	2.23%
Portfolio turnover rate[2]	13%	11%	10%	10%	12%
Net assets, end of period (x 1,000)	$262,018	$276,382	$260,469	$263,785	$166,985

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of February 29, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.7%
Ford Motor Co.	155,596	0.4	1,082,948
General Motors Co.	47,549	0.6	1,450,244
Other Securities		0.7	1,911,779
		1.7	4,444,971

Banks 5.7%
Bank of America Corp.	65,500	0.7	1,866,750
Citigroup, Inc.	34,771	0.9	2,206,568
JPMorgan Chase & Co.	30,532	1.4	3,545,070
Wells Fargo & Co.	63,094	1.0	2,577,390
Other Securities		1.7	4,783,249
		5.7	14,979,027

Capital Goods 8.6%
General Electric Co.	286,546	1.2	3,117,620
United Technologies Corp.	10,145	0.5	1,324,836
Other Securities		6.9	18,214,193
		8.6	22,656,649

Commercial & Professional Services 1.0%
Other Securities		1.0	2,591,220

Consumer Durables & Apparel 1.7%
Other Securities		1.7	4,386,831

Consumer Services 2.0%
McDonald's Corp.	6,762	0.5	1,312,977
Other Securities		1.5	3,892,832
		2.0	5,205,809

Diversified Financials 5.2%
Berkshire Hathaway, Inc., Class B *	16,104	1.3	3,322,899
The Charles Schwab Corp. (a)	3,911	0.1	159,373
The Goldman Sachs Group, Inc.	5,938	0.5	1,192,172
Other Securities		3.3	9,023,261
		5.2	13,697,705

Energy 7.0%
Chevron Corp.	34,726	1.2	3,241,325
Exxon Mobil Corp.	96,650	1.9	4,971,676
Phillips 66	13,430	0.4	1,005,370
Security	Number of Shares	% of Net Assets	Value ($)
Valero Energy Corp.	17,697	0.5	1,172,426
Other Securities		3.0	8,054,516
		7.0	18,445,313

Food & Staples Retailing 2.9%
Costco Wholesale Corp.	5,034	0.5	1,415,259
Walmart, Inc.	30,643	1.3	3,299,638
Other Securities		1.1	2,935,891
		2.9	7,650,788

Food, Beverage & Tobacco 4.3%
PepsiCo, Inc.	11,951	0.6	1,577,891
Philip Morris International, Inc.	18,330	0.6	1,500,677
The Coca-Cola Co.	29,069	0.6	1,554,901
Other Securities		2.5	6,527,250
		4.3	11,160,719

Health Care Equipment & Services 5.7%
Anthem, Inc.	3,975	0.4	1,021,933
CVS Health Corp.	37,848	0.9	2,239,845
Medtronic plc	10,443	0.4	1,051,297
UnitedHealth Group, Inc.	8,362	0.8	2,131,975
Other Securities		3.2	8,427,245
		5.7	14,872,295

Household & Personal Products 1.5%
The Procter & Gamble Co.	22,419	1.0	2,538,503
Other Securities		0.5	1,467,781
		1.5	4,006,284

Insurance 3.5%
American International Group, Inc.	30,815	0.5	1,299,160
Other Securities		3.0	7,921,542
		3.5	9,220,702

Materials 3.4%
Other Securities		3.4	8,811,425

Media & Entertainment 4.4%
Alphabet, Inc., Class A *	1,044	0.5	1,398,177
Alphabet, Inc., Class C *	1,058	0.6	1,417,011
Comcast Corp., Class A	49,928	0.8	2,018,589
The Walt Disney Co.	16,861	0.8	1,983,697
Other Securities		1.7	4,627,866
		4.4	11,445,340

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 6.0%
AbbVie, Inc.	13,566	0.5	1,162,742
Amgen, Inc.	5,634	0.4	1,125,279
Bristol-Myers Squibb Co.	18,231	0.4	1,076,723
Gilead Sciences, Inc.	22,546	0.6	1,563,791
Johnson & Johnson	22,496	1.2	3,025,262
Merck & Co., Inc.	23,099	0.7	1,768,459
Pfizer, Inc.	70,637	0.9	2,360,688
Other Securities		1.3	3,588,011
		6.0	15,670,955

Real Estate 2.5%
Other Securities		2.5	6,486,669

Retailing 5.0%
Lowe's Cos., Inc.	10,013	0.4	1,067,085
Target Corp.	12,069	0.5	1,243,107
The Home Depot, Inc.	9,409	0.8	2,049,657
Other Securities		3.3	8,852,838
		5.0	13,212,687

Semiconductors & Semiconductor Equipment 3.6%
Intel Corp.	54,986	1.2	3,052,823
QUALCOMM, Inc.	20,339	0.6	1,592,544
Other Securities		1.8	4,759,310
		3.6	9,404,677

Software & Services 6.5%
International Business Machines Corp.	19,235	1.0	2,503,435
Microsoft Corp.	34,439	2.1	5,579,462
Oracle Corp.	26,564	0.5	1,313,855
Other Securities		2.9	7,628,840
		6.5	17,025,592

Technology Hardware & Equipment 8.0%
Apple, Inc.	48,912	5.1	13,370,584
Cisco Systems, Inc.	40,701	0.6	1,625,191
Other Securities		2.3	6,029,612
		8.0	21,025,387

Telecommunication Services 3.6%
AT&T, Inc.	132,091	1.8	4,652,245
Verizon Communications, Inc.	63,559	1.3	3,442,356
Other Securities		0.5	1,259,232
		3.6	9,353,833

Transportation 2.1%
Union Pacific Corp.	7,160	0.4	1,144,240
Other Securities		1.7	4,294,866
		2.1	5,439,106

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.8%
Other Securities		3.8	10,060,650
Total Common Stock
(Cost $239,088,835)			261,254,634

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	203
Total Rights
(Cost $203)			203

Other Investment Companies 0.3% of net assets

Money Market Fund 0.0%
Other Securities		0.0	28,046

Securities Lending Collateral 0.3%
Other Securities		0.3	774,735
Total Other Investment Companies
(Cost $802,781)			802,781

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	5	737,775	(78,578)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $746,446.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 29, 2020:
	Market Value at 2/28/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 2/29/20	Balance of Shares Held at 2/29/20	Dividends Received
The Charles Schwab Corp.	$136,098	$61,726	($20,513)	$1,780	($19,718)	$159,373	3,911	$2,540

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$261,254,634	$—	$—	$261,254,634
Rights[1]
Materials	—	—	203	203
Other Investment Companies[1]	802,781	—	—	802,781
Liabilities
Futures Contracts[2]	(78,578)	—	—	(78,578)
Total	$261,978,837	$—	$203	$261,979,040
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Assets and Liabilities

As of February 29, 2020
Assets
Investments in affiliated issuer, at value (cost $135,285)		$159,373
Investments in unaffiliated issuers, at value (cost $238,981,799) including securities on loan of $746,446		261,123,510
Collateral invested for securities on loan, at value (cost $774,735)		774,735
Deposit with broker for futures contracts		121,093
Receivables:
Investments sold		73,415
Dividends		723,995
Income from securities on loan	+	5,196
Total assets		262,981,317
Liabilities
Collateral held for securities on loan		774,735
Payables:
Investments bought		53,766
Management fees		56,595
Variation margin on futures contracts	+	78,568
Total liabilities		963,664
Net Assets
Total assets		262,981,317
Total liabilities	–	963,664
Net assets		$262,017,653
Net Assets by Source
Capital received from investors		246,087,747
Total distributable earnings		15,929,906

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$262,017,653		7,050,000		$37.17

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Operations

For the period March 1, 2019 through February 29, 2020
Investment Income
Dividends received from affiliated issuer		$2,540
Dividends received from unaffiliated issuers (net of foreign withholding tax of $628)		7,477,074
Securities on loan, net	+	47,659
Total investment income		7,527,273
Expenses
Management fees		716,999
Total expenses	–	716,999
Net investment income		6,810,274
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(1,900)
Net realized losses on unaffiliated investments		(3,046,937)
Net realized gains on in-kind redemptions on affiliated issuer		3,680
Net realized gains on in-kind redemptions on unaffiliated investments		11,662,067
Net realized gains on futures contracts	+	99,380
Net realized gains		8,716,290
Net change in unrealized appreciation (depreciation) on affiliated issuer		(19,718)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(10,727,444)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(86,747)
Net change in unrealized appreciation (depreciation)	+	(10,833,909)
Net realized and unrealized losses		(2,117,619)
Increase in net assets resulting from operations		$4,692,655

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/19-2/29/20		3/1/18-2/28/19
Net investment income		$6,810,274	$5,939,857
Net realized gains		8,716,290	11,356,465
Net change in unrealized appreciation (depreciation)	+	(10,833,909)	(6,239,613)
Increase in net assets resulting from operations		4,692,655	11,056,709
Distributions to Shareholders
Total distributions		($6,831,860)	($5,622,015)

Transactions in Fund Shares
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		450,000	$17,693,623	1,250,000	$46,522,467
Shares redeemed	+	(750,000)	(29,918,728)	(950,000)	(36,044,678)
Net transactions in fund shares		(300,000)	($12,225,105)	300,000	$10,477,789
Shares Outstanding and Net Assets
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,350,000	$276,381,963	7,050,000	$260,469,480
Total increase or decrease	+	(300,000)	(14,364,310)	300,000	15,912,483
End of period		7,050,000	$262,017,653	7,350,000	$276,381,963

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$37.83	$37.20	$33.91	$27.57	$30.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.99	0.87	0.78	0.70	0.69
Net realized and unrealized gains (losses)	(0.20)	0.57	3.21	6.29	(3.10)
Total from investment operations	0.79	1.44	3.99	6.99	(2.41)
Less distributions:
Distributions from net investment income	(0.95)	(0.81)	(0.70)	(0.65)	(0.57)
Net asset value at end of period	$37.67	$37.83	$37.20	$33.91	$27.57
Total return	1.98%	3.92%	11.91%	25.66%	(7.92%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.32%	0.32%
Net investment income (loss)	2.47%	2.33%	2.22%	2.26%	2.39%
Portfolio turnover rate[2]	12%	11%	9%	10%	11%
Net assets, end of period (x 1,000)	$5,557,983	$4,596,260	$4,016,040	$2,197,623	$893,389

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.7%
Ford Motor Co.	3,572,788	0.4	24,866,604
General Motors Co.	1,090,952	0.6	33,274,036
Other Securities		0.7	36,290,305
		1.7	94,430,945

Banks 5.6%
Bank of America Corp.	1,503,058	0.8	42,837,153
Citigroup, Inc.	798,203	0.9	50,653,962
JPMorgan Chase & Co.	700,727	1.5	81,361,412
Wells Fargo & Co.	1,447,951	1.1	59,148,798
Other Securities		1.3	76,760,038
		5.6	310,761,363

Capital Goods 8.3%
General Electric Co.	6,579,131	1.3	71,580,945
United Technologies Corp.	232,899	0.6	30,414,280
Other Securities		6.4	361,204,127
		8.3	463,199,352

Commercial & Professional Services 0.6%
Other Securities		0.6	35,813,300

Consumer Durables & Apparel 1.5%
Other Securities		1.5	82,473,432

Consumer Services 1.7%
McDonald's Corp.	155,239	0.5	30,142,757
Other Securities		1.2	66,129,455
		1.7	96,272,212

Diversified Financials 5.3%
Berkshire Hathaway, Inc., Class B *	369,404	1.4	76,222,821
The Charles Schwab Corp. (a)	90,037	0.1	3,669,008
The Goldman Sachs Group, Inc.	136,362	0.5	27,377,399
Other Securities		3.3	186,273,779
		5.3	293,543,007

Energy 7.3%
Chevron Corp.	797,200	1.3	74,410,648
Exxon Mobil Corp.	2,218,925	2.1	114,141,502
Phillips 66	308,286	0.4	23,078,290
Security	Number of Shares	% of Net Assets	Value ($)
Valero Energy Corp.	406,312	0.5	26,918,170
Other Securities		3.0	169,789,142
		7.3	408,337,752

Food & Staples Retailing 3.1%
Costco Wholesale Corp.	115,550	0.6	32,485,727
Walmart, Inc.	703,303	1.4	75,731,667
Other Securities		1.1	64,107,323
		3.1	172,324,717

Food, Beverage & Tobacco 4.4%
PepsiCo, Inc.	274,300	0.7	36,215,829
Philip Morris International, Inc.	420,661	0.6	34,439,516
The Coca-Cola Co.	667,229	0.6	35,690,079
Other Securities		2.5	137,231,025
		4.4	243,576,449

Health Care Equipment & Services 5.8%
Anthem, Inc.	91,266	0.4	23,463,576
CVS Health Corp.	868,774	0.9	51,414,045
Medtronic plc	239,600	0.4	24,120,532
UnitedHealth Group, Inc.	191,920	0.9	48,931,923
Other Securities		3.2	175,250,613
		5.8	323,180,689

Household & Personal Products 1.6%
The Procter & Gamble Co.	514,517	1.0	58,258,760
Other Securities		0.6	30,859,112
		1.6	89,117,872

Insurance 3.6%
American International Group, Inc.	707,353	0.5	29,822,002
Other Securities		3.1	169,530,061
		3.6	199,352,063

Materials 3.1%
Other Securities		3.1	172,266,981

Media & Entertainment 4.5%
Alphabet, Inc., Class A *	23,969	0.6	32,100,483
Alphabet, Inc., Class C *	24,295	0.6	32,539,022
Comcast Corp., Class A	1,146,201	0.8	46,340,906
The Walt Disney Co.	387,035	0.8	45,534,668
Other Securities		1.7	91,203,609
		4.5	247,718,688

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 6.3%
AbbVie, Inc.	311,437	0.5	26,693,265
Amgen, Inc.	129,332	0.5	25,831,480
Bristol-Myers Squibb Co.	418,125	0.4	24,694,463
Gilead Sciences, Inc.	517,574	0.6	35,898,933
Johnson & Johnson	516,290	1.3	69,430,679
Merck & Co., Inc.	530,246	0.7	40,595,634
Pfizer, Inc.	1,621,369	1.0	54,186,152
Other Securities		1.3	71,825,321
		6.3	349,155,927

Real Estate 1.8%
Other Securities		1.8	98,857,147

Retailing 5.2%
Lowe's Cos., Inc.	229,907	0.4	24,501,189
Target Corp.	276,943	0.5	28,525,129
The Home Depot, Inc.	216,012	0.9	47,056,054
Other Securities		3.4	187,788,238
		5.2	287,870,610

Semiconductors & Semiconductor Equipment 3.7%
Intel Corp.	1,262,381	1.3	70,087,393
QUALCOMM, Inc.	467,029	0.7	36,568,371
Other Securities		1.7	96,355,534
		3.7	203,011,298

Software & Services 6.6%
International Business Machines Corp.	441,535	1.0	57,465,780
Microsoft Corp.	790,519	2.3	128,071,983
Oracle Corp.	609,870	0.6	30,164,170
Other Securities		2.7	152,397,625
		6.6	368,099,558

Technology Hardware & Equipment 8.3%
Apple, Inc.	1,122,920	5.5	306,961,411
Cisco Systems, Inc.	933,764	0.7	37,285,196
Other Securities		2.1	117,187,510
		8.3	461,434,117

Telecommunication Services 3.8%
AT&T, Inc.	3,032,250	1.9	106,795,845
Verizon Communications, Inc.	1,458,553	1.4	78,995,230
Other Securities		0.5	24,985,178
		3.8	210,776,253

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Union Pacific Corp.	164,527	0.5	26,293,060
Other Securities		1.6	89,417,863
		2.1	115,710,923

Utilities 3.8%
Other Securities		3.8	213,885,932
Total Common Stock
(Cost $5,300,726,417)			5,541,170,587

Other Investment Companies 0.3% of net assets

Money Market Fund 0.0%
Other Securities		0.0	1,793,521

Securities Lending Collateral 0.3%
Other Securities		0.3	15,731,340
Total Other Investment Companies
(Cost $17,524,861)			17,524,861

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	109	16,083,495	(1,970,922)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $15,295,761.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 29, 2020:
	Market Value at 2/28/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 2/29/20	Balance of Shares Held at 2/29/20	Dividends Received
The Charles Schwab Corp.	$2,462,133	$1,825,814	($242,521)	$1,670	($378,088)	$3,669,008	90,037	$53,226

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,541,170,587	$—	$—	$5,541,170,587
Other Investment Companies[1]	17,524,861	—	—	17,524,861
Liabilities
Futures Contracts[2]	(1,970,922)	—	—	(1,970,922)
Total	$5,556,724,526	$—	$—	$5,556,724,526
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Assets and Liabilities

As of February 29, 2020
Assets
Investments in affiliated issuer, at value (cost $3,626,603)		$3,669,008
Investments in unaffiliated issuers, at value (cost $5,298,893,335) including securities on loan of $15,295,761		5,539,295,100
Collateral invested for securities on loan, at value (cost $15,731,340)		15,731,340
Deposit with broker for futures contracts		2,723,665
Receivables:
Investments sold		31,654,282
Dividends		15,966,801
Fund shares sold		13,183,949
Income from securities on loan	+	112,179
Total assets		5,622,336,324
Liabilities
Collateral held for securities on loan		15,731,340
Payables:
Investments bought		3,684,815
Management fees		1,197,463
Fund shares redeemed		41,769,175
Variation margin on futures contracts	+	1,970,707
Total liabilities		64,353,500
Net Assets
Total assets		5,622,336,324
Total liabilities	–	64,353,500
Net assets		$5,557,982,824
Net Assets by Source
Capital received from investors		5,395,710,563
Total distributable earnings		162,272,261

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,557,982,824		147,550,000		$37.67

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental U.S. Large Company Index ETF
Statement of Operations

For the period March 1, 2019 through February 29, 2020
Investment Income
Dividends received from affiliated issuer		$53,226
Dividends received from unaffiliated issuers (net of foreign withholding tax of $7,541)		146,644,785
Securities on loan, net	+	1,008,362
Total investment income		147,706,373
Expenses
Management fees		13,602,458
Total expenses	–	13,602,458
Net investment income		134,103,915
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(24,056)
Net realized losses on unaffiliated investments		(65,723,682)
Net realized gains on in-kind redemptions on affiliated issuer		25,726
Net realized gains on in-kind redemptions on unaffiliated investments		139,489,446
Net realized gains on futures contracts	+	2,111,463
Net realized gains		75,878,897
Net change in unrealized appreciation (depreciation) on affiliated issuer		(378,088)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(158,782,455)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,159,630)
Net change in unrealized appreciation (depreciation)	+	(161,320,173)
Net realized and unrealized losses		(85,441,276)
Increase in net assets resulting from operations		$48,662,639

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/19-2/29/20		3/1/18-2/28/19
Net investment income		$134,103,915	$102,363,934
Net realized gains		75,878,897	136,394,105
Net change in unrealized appreciation (depreciation)	+	(161,320,173)	(105,505,059)
Increase in net assets resulting from operations		48,662,639	133,252,980
Distributions to Shareholders
Total distributions		($128,120,700)	($96,068,705)

Transactions in Fund Shares
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		38,750,000	$1,543,661,840	29,100,000	$1,090,604,673
Shares redeemed	+	(12,700,000)	(502,481,171)	(15,550,000)	(547,569,110)
Net transactions in fund shares		26,050,000	$1,041,180,669	13,550,000	$543,035,563
Shares Outstanding and Net Assets
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		121,500,000	$4,596,260,216	107,950,000	$4,016,040,378
Total increase	+	26,050,000	961,722,608	13,550,000	580,219,838
End of period		147,550,000	$5,557,982,824	121,500,000	$4,596,260,216

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$38.08	$36.90	$34.89	$26.47	$30.68
Income (loss) from investment operations:
Net investment income (loss)[1]	0.55	0.59	0.52	0.45	0.41
Net realized and unrealized gains (losses)	(3.34)	1.14	1.98	8.37	(4.25)
Total from investment operations	(2.79)	1.73	2.50	8.82	(3.84)
Less distributions:
Distributions from net investment income	(0.56)	(0.55)	(0.49)	(0.40)	(0.37)
Net asset value at end of period	$34.73	$38.08	$36.90	$34.89	$26.47
Total return	(7.46%)	4.69%	7.22%	33.56%	(12.60%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.32%	0.32%
Net investment income (loss)	1.43%	1.53%	1.45%	1.43%	1.43%
Portfolio turnover rate[2]	26%	23%	21%	23%	23%
Net assets, end of period (x 1,000)	$3,424,710	$3,402,783	$2,782,002	$1,568,402	$608,865

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.7%
Delphi Technologies plc *	559,167	0.2	7,895,438
Other Securities		1.5	48,980,221
		1.7	56,875,659

Banks 7.3%
TCF Financial Corp.	218,373	0.2	7,957,512
Other Securities		7.1	240,906,272
		7.3	248,863,784

Capital Goods 12.4%
Applied Industrial Technologies, Inc.	132,936	0.2	7,841,895
Arcosa, Inc.	223,827	0.3	9,615,608
Colfax Corp. *	276,051	0.3	9,239,427
Curtiss-Wright Corp.	69,025	0.2	8,278,858
Generac Holdings, Inc. *	89,079	0.3	9,174,246
Graco, Inc.	172,018	0.2	8,483,928
ITT, Inc.	146,762	0.2	8,827,734
nVent Electric plc	347,672	0.2	8,347,605
Teledyne Technologies, Inc. *	30,492	0.3	10,285,561
Universal Forest Products, Inc.	226,898	0.3	10,632,440
Other Securities		9.9	335,342,783
		12.4	426,070,085

Commercial & Professional Services 5.2%
Copart, Inc. *	101,427	0.2	8,568,553
Stericycle, Inc. *	157,463	0.3	9,043,100
Other Securities		4.7	159,653,896
		5.2	177,265,549

Consumer Durables & Apparel 4.0%
Deckers Outdoor Corp. *	53,771	0.3	9,345,400
Skechers U.S.A., Inc., Class A *	259,608	0.2	8,587,833
Taylor Morrison Home Corp., Class A *	468,070	0.3	10,540,936
Other Securities		3.2	108,219,392
		4.0	136,693,561

Consumer Services 5.1%
Penn National Gaming, Inc. *	264,472	0.2	7,820,437
Other Securities		4.9	166,423,447
		5.1	174,243,884

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 4.5%
Chimera Investment Corp.	439,807	0.2	8,642,207
E*TRADE Financial Corp.	184,210	0.2	8,433,134
Eaton Vance Corp.	200,305	0.2	8,264,584
Other Securities		3.9	130,610,228
		4.5	155,950,153

Energy 3.3%
Cosan Ltd., A Shares *	522,648	0.3	9,543,552
Other Securities		3.0	103,690,171
		3.3	113,233,723

Food & Staples Retailing 0.7%
Other Securities		0.7	24,822,479

Food, Beverage & Tobacco 2.8%
Darling Ingredients, Inc. *	415,851	0.3	10,687,371
Other Securities		2.5	84,417,109
		2.8	95,104,480

Health Care Equipment & Services 4.0%
Community Health Systems, Inc. *	2,581,801	0.4	12,728,279
Select Medical Holdings Corp. *	327,794	0.2	7,847,388
Teleflex, Inc.	24,721	0.2	8,282,029
West Pharmaceutical Services, Inc.	51,840	0.2	7,805,030
Other Securities		3.0	100,500,476
		4.0	137,163,202

Household & Personal Products 0.6%
Other Securities		0.6	21,323,853

Insurance 2.7%
Brown & Brown, Inc.	245,141	0.3	10,543,514
Other Securities		2.4	80,864,170
		2.7	91,407,684

Materials 6.6%
Boise Cascade Co.	236,925	0.2	8,406,099
Louisiana-Pacific Corp.	284,966	0.2	8,107,283
The Scotts Miracle-Gro Co.	77,021	0.2	8,163,456
Other Securities		6.0	200,600,447
		6.6	225,277,285

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media & Entertainment 3.3%
TEGNA, Inc.	593,624	0.3	8,500,696
Other Securities		3.0	103,772,835
		3.3	112,273,531

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
ICON plc *	56,198	0.3	8,770,260
PerkinElmer, Inc.	95,209	0.2	8,229,866
Other Securities		1.8	61,642,436
		2.3	78,642,562

Real Estate 11.0%
Apartment Investment & Management Co., Class A	170,112	0.2	8,138,158
Omega Healthcare Investors, Inc.	203,047	0.2	8,040,661
SBA Communications Corp.	32,752	0.2	8,682,228
Taubman Centers, Inc.	153,132	0.2	7,972,052
Uniti Group, Inc.	839,640	0.2	8,194,886
Other Securities		10.0	334,409,439
		11.0	375,437,424

Retailing 3.4%
Asbury Automotive Group, Inc. *	98,760	0.2	8,754,086
Other Securities		3.2	106,673,095
		3.4	115,427,181

Semiconductors & Semiconductor Equipment 2.8%
Cirrus Logic, Inc. *	138,194	0.2	9,485,636
Cypress Semiconductor Corp.	341,895	0.2	7,894,356
Synaptics, Inc. *	139,830	0.2	9,235,771
Teradyne, Inc.	160,445	0.2	9,427,748
Other Securities		2.0	60,584,385
		2.8	96,627,896

Software & Services 5.0%
CoreLogic, Inc.	173,171	0.2	7,856,768
Genpact Ltd.	228,537	0.3	8,789,533
KBR, Inc.	309,009	0.2	8,021,874
Other Securities		4.3	146,110,596
		5.0	170,778,771

Technology Hardware & Equipment 4.6%
Insight Enterprises, Inc. *	157,888	0.3	8,698,050
Other Securities		4.3	150,484,856
		4.6	159,182,906

Telecommunication Services 0.8%
Other Securities		0.8	29,356,111

Transportation 2.0%
Other Securities		2.0	68,553,041

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.7%
Hawaiian Electric Industries, Inc.	208,497	0.2	8,932,011
Other Securities		3.5	118,648,130
		3.7	127,580,141
Total Common Stock
(Cost $3,660,710,497)			3,418,154,945

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	29,417
Total Rights
(Cost $29,417)			29,417

Other Investment Companies 1.0% of net assets

Money Market Fund 0.1%
Other Securities		0.1	2,157,661

Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)		0.9	32,271,885
Total Other Investment Companies
(Cost $34,429,546)			34,429,546

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 03/20/20	86	6,342,070	(694,689)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $30,585,484.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,418,154,945	$—	$—	$3,418,154,945
Rights[1]
Materials	—	—	29,417	29,417
Other Investment Companies[1]	34,429,546	—	—	34,429,546
Liabilities
Futures Contracts[2]	(694,689)	—	—	(694,689)
Total	$3,451,889,802	$—	$29,417	$3,451,919,219
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental U.S. Small Company Index ETF
Statement of Assets and Liabilities

As of February 29, 2020
Assets
Investments in unaffiliated issuers, at value (cost $3,662,897,575) including securities on loan of $30,585,484		$3,420,342,023
Collateral invested for securities on loan, at value (cost $32,271,885)		32,271,885
Deposit with broker for futures contracts		1,324,979
Receivables:
Investments sold		15,492,566
Dividends		4,610,753
Fund shares sold		3,473,329
Income from securities on loan	+	107,715
Total assets		3,477,623,250
Liabilities
Collateral held for securities on loan		32,271,885
Payables:
Management fees		740,851
Fund shares redeemed		19,206,170
Variation margin on futures contracts	+	694,519
Total liabilities		52,913,425
Net Assets
Total assets		3,477,623,250
Total liabilities	–	52,913,425
Net assets		$3,424,709,825
Net Assets by Source
Capital received from investors		3,840,514,970
Total distributable loss		(415,805,145)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,424,709,825		98,600,000		$34.73

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental U.S. Small Company Index ETF
Statement of Operations

For the period March 1, 2019 through February 29, 2020
Investment Income
Dividends (net of foreign withholding tax of $41,399)		$57,937,412
Securities on loan, net	+	1,152,663
Total investment income		59,090,075
Expenses
Management fees		8,814,731
Total expenses	–	8,814,731
Net investment income		50,275,344
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(113,049,681)
Net realized gains on in-kind redemptions		223,980,507
Net realized gains on futures contracts	+	211,053
Net realized gains		111,141,879
Net change in unrealized appreciation (depreciation) on investments		(443,806,613)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(682,768)
Net change in unrealized appreciation (depreciation)	+	(444,489,381)
Net realized and unrealized losses		(333,347,502)
Decrease in net assets resulting from operations		($283,072,158)

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental U.S. Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/19-2/29/20		3/1/18-2/28/19
Net investment income		$50,275,344	$48,966,373
Net realized gains		111,141,879	154,430,789
Net change in unrealized appreciation (depreciation)	+	(444,489,381)	(87,659,491)
Increase (decrease) in net assets resulting from operations		(283,072,158)	115,737,671
Distributions to Shareholders
Total distributions		($50,954,980)	($46,334,630)

Transactions in Fund Shares
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		27,150,000	$1,041,018,392	29,750,000	$1,147,395,824
Shares redeemed	+	(17,900,000)	(685,064,295)	(15,800,000)	(596,017,605)
Net transactions in fund shares		9,250,000	$355,954,097	13,950,000	$551,378,219
Shares Outstanding and Net Assets
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		89,350,000	$3,402,782,866	75,400,000	$2,782,001,606
Total increase	+	9,250,000	21,926,959	13,950,000	620,781,260
End of period		98,600,000	$3,424,709,825	89,350,000	$3,402,782,866

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$27.54	$30.28	$26.00	$22.08	$27.17
Income (loss) from investment operations:
Net investment income (loss)[1]	0.91	0.94	0.80	0.74	0.70
Net realized and unrealized gains (losses)	(2.29)	(2.81)	4.19	3.79	(5.30)
Total from investment operations	(1.38)	(1.87)	4.99	4.53	(4.60)
Less distributions:
Distributions from net investment income	(0.92)	(0.87)	(0.71)	(0.61)	(0.49)
Net asset value at end of period	$25.24	$27.54	$30.28	$26.00	$22.08
Total return	(5.32%)	(6.00%)	19.19%	20.62%	(17.02%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.32%	0.32%
Net investment income (loss)	3.27%	3.29%	2.76%	2.98%	2.80%
Portfolio turnover rate[2]	20%	14%	10%	11%	12%
Net assets, end of period (x 1,000)	$4,416,696	$4,083,580	$3,630,569	$1,928,861	$885,348

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.5% of net assets

Australia 5.3%
Australia & New Zealand Banking Group Ltd.	1,031,773	0.4	16,517,798
BHP Group Ltd.	960,457	0.5	20,806,953
Commonwealth Bank of Australia	475,026	0.6	25,047,003
National Australia Bank Ltd.	1,002,839	0.4	16,229,167
Westpac Banking Corp.	1,229,964	0.4	18,746,973
Other Securities		3.0	138,243,344
		5.3	235,591,238

Austria 0.3%
Other Securities		0.3	11,944,775

Belgium 0.7%
Other Securities		0.7	31,092,735

Canada 6.6%
Royal Bank of Canada	274,576	0.5	20,418,055
The Bank of Nova Scotia	305,090	0.4	15,959,638
The Toronto-Dominion Bank	319,802	0.4	16,448,117
Other Securities		5.3	238,186,167
		6.6	291,011,977

Denmark 1.0%
Other Securities		1.0	42,244,383

Finland 1.1%
Other Securities		1.1	48,988,395

France 9.0%
BNP Paribas S.A.	480,845	0.5	23,126,537
Sanofi	302,887	0.6	27,924,025
Societe Generale S.A.	665,438	0.4	18,705,014
Total S.A.	1,189,743	1.1	50,157,777
Other Securities		6.4	278,826,025
		9.0	398,739,378

Germany 7.9%
Allianz SE	118,244	0.6	25,301,614
BASF SE	479,723	0.6	27,970,589
Bayer AG	332,067	0.5	23,785,927
Bayerische Motoren Werke AG	251,093	0.4	16,253,661
Daimler AG	671,240	0.6	27,679,118
Deutsche Telekom AG	1,534,023	0.6	24,864,554
Security	Number of Shares	% of Net Assets	Value ($)
Siemens AG	251,756	0.6	25,773,648
Other Securities		4.0	175,827,919
		7.9	347,457,030

Hong Kong 1.7%
Other Securities		1.7	77,083,518

Ireland 0.1%
Other Securities		0.1	3,254,222

Israel 0.3%
Other Securities		0.3	11,422,592

Italy 3.4%
Enel S.p.A.	3,570,627	0.7	29,714,239
Eni S.p.A.	1,841,545	0.5	22,570,899
UniCredit S.p.A.	1,251,994	0.4	15,867,662
Other Securities		1.8	80,583,164
		3.4	148,735,964

Japan 24.9%
Hitachi Ltd.	609,993	0.5	20,567,789
Honda Motor Co., Ltd.	1,393,653	0.8	36,170,505
Idemitsu Kosan Co., Ltd.	814,794	0.5	20,078,083
KDDI Corp.	678,271	0.4	19,229,154
Mitsubishi UFJ Financial Group, Inc.	4,821,347	0.5	23,774,853
Nippon Telegraph & Telephone Corp.	741,130	0.4	17,379,950
SoftBank Group Corp.	496,535	0.5	23,076,345
Toyota Motor Corp.	1,068,827	1.6	70,620,962
Other Securities		19.7	868,588,984
		24.9	1,099,486,625

Netherlands 2.4%
Other Securities		2.4	107,690,354

New Zealand 0.1%
Other Securities		0.1	5,053,434

Norway 0.7%
Other Securities		0.7	29,109,140

Poland 0.3%
Other Securities		0.3	11,255,849

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Portugal 0.2%
Other Securities		0.2	10,438,746

Republic of Korea 5.4%
Samsung Electronics Co., Ltd.	1,995,563	2.0	89,056,825
Other Securities		3.4	150,730,235
		5.4	239,787,060

Singapore 0.7%
Other Securities		0.7	33,257,026

Spain 3.1%
Banco Santander S.A.	9,974,650	0.8	36,452,777
Iberdrola S.A.	1,747,988	0.5	19,815,193
Telefonica S.A.	3,264,428	0.4	19,219,940
Other Securities		1.4	59,661,063
		3.1	135,148,973

Sweden 2.2%
Other Securities		2.2	97,529,977

Switzerland 5.6%
Nestle S.A.	503,427	1.2	51,411,497
Novartis AG	347,561	0.7	29,174,370
Roche Holding AG	122,201	0.9	39,098,765
Other Securities		2.8	126,177,842
		5.6	245,862,474

United Kingdom 15.5%
AstraZeneca plc	196,854	0.4	17,082,953
BP plc	11,288,740	1.3	57,121,326
British American Tobacco plc	597,336	0.5	23,366,192
GlaxoSmithKline plc	1,112,375	0.5	22,196,321
Glencore plc *	10,131,311	0.6	25,009,256
HSBC Holdings plc (a)	5,612,588	0.9	37,558,195
National Grid plc	1,638,310	0.5	20,566,216
Rio Tinto plc	373,172	0.4	17,197,635
Royal Dutch Shell plc, A Shares	2,341,165	1.1	49,682,036
Royal Dutch Shell plc, B Shares	1,941,175	0.9	41,248,366
Vodafone Group plc	19,483,142	0.8	33,436,603
Other Securities		7.6	342,267,744
		15.5	686,732,843
Total Common Stock
(Cost $4,594,336,986)			4,348,918,708

Preferred Stock 1.1% of net assets

Germany 0.6%
Volkswagen AG	128,097	0.4	20,906,410
Other Securities		0.2	7,195,875
		0.6	28,102,285

Security	Number of Shares	% of Net Assets	Value ($)
Italy 0.1%
Other Securities		0.1	3,651,198

Republic of Korea 0.4%
Other Securities		0.4	16,892,373
Total Preferred Stock
(Cost $48,586,490)			48,645,856

Rights 0.0% of net assets

Spain 0.0%
Other Securities		0.0	45,097
Total Rights
(Cost $50,089)			45,097

Other Investment Companies 1.2% of net assets

United States 1.2%
Money Market Fund 0.0%
Other Securities		0.0	81,830
Securities Lending Collateral 1.2%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)		1.2	53,618,121
Total Other Investment Companies
(Cost $53,699,951)			53,699,951

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/20/20	204	18,523,200	(1,780,422)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $49,294,872.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,271,835,190	$—	$—	$4,271,835,190
Hong Kong	76,502,411	—	581,107	77,083,518
Preferred Stock[1]	48,645,856	—	—	48,645,856
Rights[1]	45,097	—	—	45,097
Other Investment Companies[1]	53,699,951	—	—	53,699,951
Liabilities
Futures Contracts[2]	(1,780,422)	—	—	(1,780,422)
Total	$4,448,948,083	$—	$581,107	$4,449,529,190
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Fundamental International Large Company Index ETF
Statement of Assets and Liabilities

As of February 29, 2020
Assets
Investments in unaffiliated issuers, at value (cost $4,643,055,395) including securities on loan of $49,294,872		$4,397,691,491
Collateral invested for securities on loan, at value (cost $53,618,121)		53,618,121
Deposit with broker for futures contracts		3,058,151
Foreign currency, at value (cost $912,876)		906,586
Receivables:
Dividends		14,150,051
Foreign tax reclaims		3,563,121
Income from securities on loan	+	82,830
Total assets		4,473,070,351
Liabilities
Collateral held for securities on loan		53,618,121
Payables:
Investments bought		50,837
Management fees		925,751
Variation margin on futures contracts	+	1,780,020
Total liabilities		56,374,729
Net Assets
Total assets		4,473,070,351
Total liabilities	–	56,374,729
Net assets		$4,416,695,622
Net Assets by Source
Capital received from investors		4,803,756,861
Total distributable loss		(387,061,239)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,416,695,622		175,000,000		$25.24

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Large Company Index ETF
Statement of Operations

For the period March 1, 2019 through February 29, 2020
Investment Income
Dividends (net of foreign withholding tax of $15,751,627)		$154,521,424
Securities on loan, net	+	1,977,188
Total investment income		156,498,612
Expenses
Management fees		11,148,890
Professional fees	+	14,456*
Total expenses		11,163,346
Expense reduction by CSIM	–	14,456*
Net expenses	–	11,148,890
Net investment income		145,349,722
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(31,412,033)
Net realized gains on in-kind redemptions		21,426,535
Net realized gains on futures contracts		3,429,717
Net realized gains on foreign currency transactions	+	173,293
Net realized losses		(6,382,488)
Net change in unrealized appreciation (depreciation) on investments		(400,215,333)
Net change in unrealized appreciation (depreciation) on futures contracts		(2,389,654)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(59,196)
Net change in unrealized appreciation (depreciation)	+	(402,664,183)
Net realized and unrealized losses		(409,046,671)
Decrease in net assets resulting from operations		($263,696,949)
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/19-2/29/20		3/1/18-2/28/19
Net investment income		$145,349,722	$127,756,639
Net realized losses		(6,382,488)	(45,889,337)
Net change in unrealized appreciation (depreciation)	+	(402,664,183)	(321,700,413)
Decrease in net assets resulting from operations		(263,696,949)	(239,833,111)
Distributions to Shareholders
Total distributions		($150,746,760)	($123,073,280)

Transactions in Fund Shares
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		28,200,000	$790,856,322	29,900,000	$858,255,108
Shares redeemed	+	(1,500,000)	(43,296,950)	(1,500,000)	(42,337,793)
Net transactions in fund shares		26,700,000	$747,559,372	28,400,000	$815,917,315
Shares Outstanding and Net Assets
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		148,300,000	$4,083,579,959	119,900,000	$3,630,569,035
Total increase	+	26,700,000	333,115,663	28,400,000	453,010,924
End of period		175,000,000	$4,416,695,622	148,300,000	$4,083,579,959

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Schwab Fundamental International Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$31.23	$36.02	$29.99	$24.81	$27.22
Income (loss) from investment operations:
Net investment income (loss)[1]	0.80	0.79	0.62	0.55	0.43
Net realized and unrealized gains (losses)	(2.60)	(4.82)	6.11	5.18	(2.49)
Total from investment operations	(1.80)	(4.03)	6.73	5.73	(2.06)
Less distributions:
Distributions from net investment income	(0.90)	(0.76)	(0.70)	(0.55)	(0.35)
Net asset value at end of period	$28.53	$31.23	$36.02	$29.99	$24.81
Total return	(6.06%)	(11.06%)	22.47%	23.26%	(7.64%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.39%	0.46%	0.46%
Net investment income (loss)	2.54%	2.38%	1.83%	1.94%	1.65%
Portfolio turnover rate[2]	31%	25%	18%	25%	22%
Net assets, end of period (x 1,000)	$1,900,303	$1,842,568	$1,811,898	$866,749	$379,667

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.3% of net assets

Australia 5.0%
JB Hi-Fi Ltd.	121,403	0.2	2,879,722
Other Securities		4.8	91,384,956
		5.0	94,264,678

Austria 0.6%
Other Securities		0.6	11,865,570

Belgium 1.2%
Other Securities		1.2	23,271,054

Canada 8.1%
CAE, Inc.	106,918	0.2	2,860,227
Canadian Utilities Ltd., Class A	100,498	0.2	2,973,726
Kinross Gold Corp. *	599,491	0.2	3,014,537
Pan American Silver Corp.	143,049	0.2	2,831,461
Parkland Fuel Corp.	86,731	0.1	2,726,598
Wheaton Precious Metals Corp.	102,139	0.2	2,904,344
Other Securities		7.0	136,843,041
		8.1	154,153,934

Denmark 1.3%
Other Securities		1.3	23,953,323

Finland 1.2%
Huhtamaki Oyj	65,696	0.1	2,691,708
Other Securities		1.1	19,291,149
		1.2	21,982,857

France 4.2%
Edenred	59,056	0.2	3,059,920
Getlink SE	176,895	0.2	2,833,043
Nexans S.A.	67,300	0.2	3,045,737
Other Securities		3.6	71,579,130
		4.2	80,517,830

Germany 3.8%
Other Securities		3.8	71,981,871

Hong Kong 4.2%
AAC Technologies Holdings, Inc.	462,465	0.2	3,029,473
Hang Lung Properties Ltd.	1,236,296	0.1	2,700,067
Semiconductor Manufacturing International Corp. *(a)	1,939,941	0.2	3,758,876
Sun Art Retail Group Ltd.	2,454,835	0.2	3,137,431
Security	Number of Shares	% of Net Assets	Value ($)
Tingyi Cayman Islands Holding Corp.	1,651,105	0.2	3,004,301
Other Securities		3.3	64,650,578
		4.2	80,280,726

Ireland 0.4%
Kingspan Group plc	51,883	0.2	3,251,329
Other Securities		0.2	4,129,520
		0.4	7,380,849

Israel 1.2%
Other Securities		1.2	22,389,388

Italy 2.5%
Ferrari N.V.	17,201	0.1	2,674,507
Other Securities		2.4	44,708,231
		2.5	47,382,738

Japan 34.1%
Credit Saison Co., Ltd.	211,514	0.2	3,074,713
Hitachi Chemical Co., Ltd.	106,509	0.2	4,497,738
Hitachi High-Tech Corp.	59,490	0.2	4,395,636
Iwatani Corp.	81,578	0.1	2,681,074
Japan Exchange Group, Inc.	164,198	0.2	2,762,892
Keihin Corp.	122,294	0.2	2,931,927
Kurita Water Industries Ltd.	103,774	0.1	2,688,994
Kyowa Kirin Co., Ltd.	136,033	0.2	3,241,133
Nomura Research Institute Ltd.	145,573	0.2	3,178,273
Rakuten, Inc.	318,036	0.1	2,662,462
Sundrug Co., Ltd.	85,671	0.1	2,680,569
Taiyo Yuden Co., Ltd.	119,816	0.2	3,354,604
Toyo Tire Corp.	210,930	0.2	2,808,098
Other Securities		31.9	607,190,700
		34.1	648,148,813

Luxembourg 0.0%
Other Securities		0.0	—

Netherlands 1.7%
Other Securities		1.7	31,903,654

New Zealand 1.0%
Other Securities		1.0	18,473,828

Norway 1.5%
Other Securities		1.5	28,662,518

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Poland 1.0%
Other Securities		1.0	19,558,090

Portugal 0.4%
Other Securities		0.4	7,350,106

Republic of Korea 5.0%
LG Innotek Co., Ltd.	27,961	0.2	2,992,944
Other Securities		4.8	91,943,571
		5.0	94,936,515

Singapore 1.5%
Venture Corp., Ltd.	226,897	0.1	2,674,254
Other Securities		1.4	25,930,104
		1.5	28,604,358

Spain 1.6%
Acciona S.A. (a)	26,970	0.2	3,389,121
Other Securities		1.4	27,670,100
		1.6	31,059,221

Sweden 3.3%
Getinge AB, B Shares	193,258	0.2	3,191,365
JM AB	102,601	0.2	2,777,977
NCC AB, B Shares	162,612	0.2	2,824,505
Peab AB	295,296	0.2	2,928,563
Svenska Cellulosa AB SCA, B Shares	311,711	0.2	2,946,997
Other Securities		2.3	47,984,605
		3.3	62,654,012

Switzerland 3.7%
Galenica AG *	40,118	0.1	2,691,941
Helvetia Holding AG	20,385	0.1	2,693,570
Vifor Pharma AG	17,526	0.2	2,909,684
Other Securities		3.3	62,807,177
		3.7	71,102,372

United Kingdom 10.8%
Balfour Beatty plc	923,188	0.2	2,903,162
Grafton Group plc	260,894	0.2	2,872,530
Howden Joinery Group plc	360,540	0.2	2,928,894
IG Group Holdings plc	343,671	0.2	2,956,910
Intermediate Capital Group plc	148,670	0.2	3,023,149
Spectris plc	83,828	0.2	2,908,118
Vistry Group plc	273,900	0.2	4,474,616
Other Securities		9.4	182,369,629
		10.8	204,437,008
Total Common Stock
(Cost $2,030,269,334)			1,886,315,313
Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.3% of net assets

Germany 0.3%
Other Securities		0.3	6,076,091
Total Preferred Stock
(Cost $6,677,613)			6,076,091

Rights 0.0% of net assets

Norway 0.0%
Other Securities		0.0	—
Total Rights
(Cost $—)			—

Other Investment Company 2.1% of net assets

United States 2.1%
Securities Lending Collateral 2.1%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)		2.1	39,613,417
Total Other Investment Company
(Cost $39,613,417)			39,613,417

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/20/20	82	7,445,600	(407,548)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $35,720,806.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,585,934,693	$—	$—	$1,585,934,693
Australia	93,500,659	—	764,019	94,264,678
Hong Kong	80,280,726	—	—*	80,280,726
Italy	47,233,079	—	149,659	47,382,738
Luxembourg	—	—	—*	—
Portugal	7,350,106	—	—*	7,350,106
Switzerland	70,691,101	—	411,271	71,102,372
Preferred Stock[1]	6,076,091	—	—	6,076,091
Rights[1]
Norway	—	—	—*	—
Other Investment Company[1]	39,613,417	—	—	39,613,417
Liabilities
Futures Contracts[2]	(407,548)	—	—	(407,548)
Total	$1,930,272,324	$—	$1,324,949	$1,931,597,273
*	Level 3 amount shown includes securities determined to have no value at February 29, 2020.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Small Company Index ETF
Statement of Assets and Liabilities

As of February 29, 2020
Assets
Investments in unaffiliated issuers, at value (cost $2,036,946,947) including securities on loan of $35,720,806		$1,892,391,404
Collateral invested for securities on loan, at value (cost $39,613,417)		39,613,417
Deposit with broker for futures contracts		985,047
Foreign currency, at value (cost $573,649)		572,732
Receivables:
Investments sold		2,307,243
Dividends		4,074,003
Foreign tax reclaims		877,752
Income from securities on loan	+	147,359
Total assets		1,940,968,957
Liabilities
Collateral held for securities on loan		39,613,417
Payables:
Investments bought		15,741
Management fees		621,953
Variation margin on futures contracts		407,386
Due to custodian	+	7,612
Total liabilities		40,666,109
Net Assets
Total assets		1,940,968,957
Total liabilities	–	40,666,109
Net assets		$1,900,302,848
Net Assets by Source
Capital received from investors		2,132,841,922
Total distributable loss		(232,539,074)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,900,302,848		66,600,000		$28.53

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Small Company Index ETF
Statement of Operations

For the period March 1, 2019 through February 29, 2020
Investment Income
Dividends (net of foreign withholding tax of $5,417,702)		$55,941,671
Securities on loan, net	+	2,304,026
Total investment income		58,245,697
Expenses
Management fees		7,763,296
Total expenses	–	7,763,296
Net investment income		50,482,401
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(25,524,794)
Net realized gains on in-kind redemptions		13,908,069
Net realized gains on futures contracts		1,124,406
Net realized gains on foreign currency transactions	+	129,375
Net realized losses		(10,362,944)
Net change in unrealized appreciation (depreciation) on investments		(164,120,799)
Net change in unrealized appreciation (depreciation) on futures contracts		(725,823)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(42,658)
Net change in unrealized appreciation (depreciation)	+	(164,889,280)
Net realized and unrealized losses		(175,252,224)
Decrease in net assets resulting from operations		($124,769,823)

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/19-2/29/20		3/1/18-2/28/19
Net investment income		$50,482,401	$44,236,756
Net realized gains (losses)		(10,362,944)	6,124,063
Net change in unrealized appreciation (depreciation)	+	(164,889,280)	(273,136,744)
Decrease in net assets resulting from operations		(124,769,823)	(222,775,925)
Distributions to Shareholders
Total distributions		($57,727,940)	($43,257,300)

Transactions in Fund Shares
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,500,000	$269,184,367	12,400,000	$423,788,244
Shares redeemed	+	(900,000)	(28,952,009)	(3,700,000)	(127,084,991)
Net transactions in fund shares		7,600,000	$240,232,358	8,700,000	$296,703,253
Shares Outstanding and Net Assets
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,000,000	$1,842,568,253	50,300,000	$1,811,898,225
Total increase	+	7,600,000	57,734,595	8,700,000	30,670,028
End of period		66,600,000	$1,900,302,848	59,000,000	$1,842,568,253

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$28.08	$31.22	$26.06	$17.78	$24.16
Income (loss) from investment operations:
Net investment income (loss)[1]	1.02	0.85	0.71	0.49	0.57
Net realized and unrealized gains (losses)	(2.53)	(3.20)	5.06	8.18	(6.58)
Total from investment operations	(1.51)	(2.35)	5.77	8.67	(6.01)
Less distributions:
Distributions from net investment income	(1.03)	(0.79)	(0.61)	(0.39)	(0.37)
Net asset value at end of period	$25.54	$28.08	$31.22	$26.06	$17.78
Total return	(5.74%)	(7.36%)	22.32%	49.03%	(24.92%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.39%	0.46%	0.46%
Net investment income (loss)	3.61%	2.99%	2.48%	2.14%	2.80%
Portfolio turnover rate[2]	32%	33%	14%	14%	20%
Net assets, end of period (x 1,000)	$2,574,297	$2,341,576	$2,200,763	$1,011,273	$359,092

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 93.5% of net assets

Brazil 5.5%
Banco do Brasil S.A.	1,671,019	0.7	17,355,945
Petroleo Brasileiro S.A.	3,204,178	0.7	19,281,955
Vale S.A.	3,564,701	1.4	35,009,786
Other Securities		2.7	70,907,859
		5.5	142,555,545

Chile 0.8%
Other Securities		0.8	19,282,578

China 28.0%
Agricultural Bank of China Ltd., H Shares	39,418,546	0.6	15,781,480
Alibaba Group Holding Ltd. ADR *	111,971	0.9	23,289,968
Bank of China Ltd., H Shares	112,816,698	1.7	44,587,861
China Construction Bank Corp., H Shares	120,967,701	3.8	97,791,817
China Merchants Bank Co., Ltd., H Shares	2,640,259	0.5	12,450,776
China Mobile Ltd.	7,479,288	2.3	58,831,953
China Overseas Land & Investment Ltd.	3,359,244	0.4	11,272,125
China Petroleum & Chemical Corp., H Shares	98,390,427	2.0	50,754,136
China Telecom Corp., Ltd., H Shares	30,877,962	0.5	11,609,374
CNOOC Ltd.	21,096,386	1.1	28,911,582
Industrial & Commercial Bank of China Ltd., H Shares	92,285,939	2.5	63,118,298
PetroChina Co., Ltd., H Shares	47,747,412	0.7	18,503,305
Ping An Insurance Group Co. of China Ltd., H Shares	1,735,581	0.8	19,297,720
Tencent Holdings Ltd.	582,429	1.1	28,848,473
Other Securities		9.1	235,375,301
		28.0	720,424,169

Colombia 0.3%
Other Securities		0.3	8,375,093

Czech Republic 0.2%
Other Securities		0.2	4,675,061

Egypt 0.1%
Other Securities		0.1	3,435,473

Security	Number of Shares	% of Net Assets	Value ($)
Greece 0.7%
Other Securities		0.7	19,160,216

Hungary 0.4%
Other Securities		0.4	11,503,260

India 6.9%
Infosys Ltd.	1,914,736	0.8	19,413,342
Reliance Industries Ltd. GDR	644,760	0.9	23,437,026
Other Securities		5.2	135,653,515
		6.9	178,503,883

Indonesia 1.3%
Other Securities		1.3	32,973,713

Kuwait 0.5%
Other Securities		0.5	13,606,023

Malaysia 1.8%
Tenaga Nasional Berhad	4,492,600	0.5	12,896,906
Other Securities		1.3	32,392,830
		1.8	45,289,736

Mexico 4.1%
America Movil S.A.B. de C.V., Series L	42,698,968	1.3	33,475,007
Fomento Economico Mexicano S.A.B. de C.V.	1,507,412	0.5	12,123,106
Wal-Mart de Mexico S.A.B. de C.V.	4,313,477	0.5	12,027,577
Other Securities		1.8	47,734,757
		4.1	105,360,447

Philippines 0.3%
Other Securities		0.3	7,435,022

Qatar 0.5%
Other Securities		0.5	13,573,653

Russia 12.6%
Gazprom PJSC	32,137,182	3.8	96,913,690
LUKOIL PJSC	1,044,307	3.4	88,571,841
Magnit PJSC	233,425	0.4	10,978,270
MMC Norilsk Nickel PJSC	38,391	0.5	11,568,717
Mobile TeleSystems PJSC	2,327,067	0.4	11,098,585
Rosneft Oil Co. PJSC	2,742,571	0.6	16,463,588

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Sberbank of Russia PJSC	8,793,970	1.2	30,538,107
Tatneft PJSC	1,331,760	0.5	13,309,673
Other Securities		1.8	45,316,494
		12.6	324,758,965

South Africa 5.0%
MTN Group Ltd.	4,378,699	0.8	20,513,627
Sasol Ltd.	1,222,474	0.6	14,446,043
Standard Bank Group Ltd.	1,193,244	0.4	11,263,817
Other Securities		3.2	82,957,755
		5.0	129,181,242

Taiwan 19.3%
Asustek Computer, Inc.	1,936,176	0.5	13,172,353
AU Optronics Corp.	46,436,371	0.6	14,569,115
Compal Electronics, Inc.	18,319,000	0.4	11,162,191
Fubon Financial Holding Co., Ltd.	7,626,116	0.4	11,195,061
Hon Hai Precision Industry Co., Ltd.	31,912,928	3.3	84,631,784
Innolux Corp.	61,151,000	0.6	15,954,454
MediaTek, Inc.	1,113,046	0.5	13,233,262
Nan Ya Plastics Corp.	4,901,588	0.4	11,023,899
Pegatron Corp.	8,429,234	0.7	17,454,481
Taiwan Semiconductor Manufacturing Co., Ltd.	10,735,352	4.4	112,035,246
United Microelectronics Corp.	21,773,931	0.4	11,002,201
Other Securities		7.1	181,153,357
		19.3	496,587,404

Thailand 2.9%
PTT PCL NVDR	20,910,300	1.0	25,843,819
Other Securities		1.9	47,658,462
		2.9	73,502,281

Turkey 1.7%
Other Securities		1.7	43,195,664

United Arab Emirates 0.6%
Other Securities		0.6	14,846,304
Total Common Stock
(Cost $2,441,543,737)			2,408,225,732

Preferred Stock 6.2% of net assets

Brazil 4.4%
Banco Bradesco S.A.	3,415,679	0.9	23,113,646
Itau Unibanco Holding S.A.	4,937,675	1.4	35,021,688
Security	Number of Shares	% of Net Assets	Value ($)
Petroleo Brasileiro S.A.	4,113,636	0.9	23,104,526
Other Securities		1.2	32,773,269
		4.4	114,013,129

Colombia 0.2%
Other Securities		0.2	4,788,699

Russia 1.6%
Transneft PJSC	13,579	1.2	30,684,094
Other Securities		0.4	9,919,550
		1.6	40,603,644
Total Preferred Stock
(Cost $149,699,289)			159,405,472

Other Investment Company 0.1% of net assets

United States 0.1%
Money Market Fund 0.1%
Other Securities		0.1	2,587,222
Total Other Investment Company
(Cost $2,587,222)			2,587,222

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/20/20	127	6,405,880	(578,104)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,408,225,732	$—	$—	$2,408,225,732
Preferred Stock[1]	159,405,472	—	—	159,405,472
Other Investment Company[1]	2,587,222	—	—	2,587,222
Liabilities
Futures Contracts[2]	(578,104)	—	—	(578,104)
Total	$2,569,640,322	$—	$—	$2,569,640,322
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Assets and Liabilities

As of February 29, 2020
Assets
Investments in unaffiliated issuers, at value (cost $2,593,830,248)		$2,570,218,426
Deposit with broker for futures contracts		1,195,744
Foreign currency, at value (cost $655,511)		649,673
Receivables:
Dividends	+	3,652,009
Total assets		2,575,715,852
Liabilities
Payables:
Management fees		841,202
Variation margin on futures contracts	+	577,854
Total liabilities		1,419,056
Net Assets
Total assets		2,575,715,852
Total liabilities	–	1,419,056
Net assets		$2,574,296,796
Net Assets by Source
Capital received from investors		2,694,795,809
Total distributable loss		(120,499,013)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,574,296,796		100,800,000		$25.54

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Operations

For the period March 1, 2019 through February 29, 2020
Investment Income
Dividends (net of foreign withholding tax of $13,192,892)		$102,709,218
Securities on loan, net	+	5,966
Total investment income		102,715,184
Expenses
Management fees		10,047,803
Total expenses	–	10,047,803
Net investment income		92,667,381
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(6,810,903)
Net realized gains on in-kind redemptions		20,470,105
Net realized losses on futures contracts		(1,198,711)
Net realized losses on foreign currency transactions	+	(1,393,638)
Net realized gains		11,066,853
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $1,373,240)		(269,698,921)
Net change in unrealized appreciation (depreciation) on futures contracts		(592,447)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(269,873)
Net change in unrealized appreciation (depreciation)	+	(270,561,241)
Net realized and unrealized losses		(259,494,388)
Decrease in net assets resulting from operations		($166,827,007)

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/19-2/29/20		3/1/18-2/28/19
Net investment income		$92,667,381	$65,586,231
Net realized gains (losses)		11,066,853	(56,473,494)
Net change in unrealized appreciation (depreciation)	+	(270,561,241)	(178,366,547)
Decrease in net assets resulting from operations		(166,827,007)	(169,253,810)
Distributions to Shareholders
Total distributions		($99,031,790)	($62,958,600)

Transactions in Fund Shares
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,000,000	$683,687,511	13,400,000	$387,214,447
Shares redeemed	+	(6,600,000)	(185,107,560)	(500,000)	(14,188,920)
Net transactions in fund shares		17,400,000	$498,579,951	12,900,000	$373,025,527
Shares Outstanding and Net Assets
		3/1/19-2/29/20		3/1/18-2/28/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		83,400,000	$2,341,575,642	70,500,000	$2,200,762,525
Total increase	+	17,400,000	232,721,154	12,900,000	140,813,117
End of period		100,800,000	$2,574,296,796	83,400,000	$2,341,575,642

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental Index ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. Dividend Equity ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab U.S. REIT ETF
Schwab Fundamental U.S. Small Company Index ETF	Schwab International Equity ETF
Schwab Fundamental International Large Company Index ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental International Small Company Index ETF	Schwab Emerging Markets Equity ETF
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

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Schwab Fundamental Index ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of February 29, 2020 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of February 29, 2020, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 29, 2020, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a passive foreign investment company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are

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Financial Notes (continued)

2. Significant Accounting Policies (continued):
reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Large Company Index ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF generally make distributions from net investment income, if any, quarterly. Effective June 5, 2019, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF generally make distributions from net investment income, if any, semiannually. Prior to June 5, 2019, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF made distributions from net investment income annually. All funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of February 29, 2020, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

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Financial Notes (continued)

3. Risk Factors (continued):
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. Certain funds invest in foreign issuers. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

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Financial Notes (continued)

3. Risk Factors (continued):
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, subject to reimbursement by the Schwab Fundamental International Large Company Index ETF to the extent the fund is able to successfully recover taxes withheld in the future.
As of February 29, 2020, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $14,456 for Schwab Fundamental International Large Company Index ETF.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.

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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market Index ETF	$16,062,142	($388,169)
Schwab Fundamental U.S. Large Company Index ETF	329,491,517	(11,154,188)
Schwab Fundamental U.S. Small Company Index ETF	104,951,532	(578,813)
Schwab Fundamental International Large Company Index ETF	284,288,774	(2,383,700)
Schwab Fundamental International Small Company Index ETF	50,427,274	(1,499,189)
Schwab Fundamental Emerging Markets Large Company Index ETF	292,225,859	6,673,144
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.

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Financial Notes (continued)

7. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at February 29, 2020 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 29, 2020, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Fundamental U.S. Broad Market Index ETF	$490,552	3
Schwab Fundamental U.S. Large Company Index ETF	9,466,172	64
Schwab Fundamental U.S. Small Company Index ETF	5,975,493	76
Schwab Fundamental International Large Company Index ETF	21,590,249	227
Schwab Fundamental International Small Company Index ETF	9,852,571	102
Schwab Fundamental Emerging Markets Large Company Index ETF	9,640,087	186

9. Purchases and Sales of Investment Securities:
For the period ended February 29, 2020, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$38,255,719	$37,570,846
Schwab Fundamental U.S. Large Company Index ETF	652,671,218	621,207,744
Schwab Fundamental U.S. Small Company Index ETF	993,818,656	889,622,281
Schwab Fundamental International Large Company Index ETF	918,993,904	856,357,241
Schwab Fundamental International Small Company Index ETF	638,320,366	611,906,465
Schwab Fundamental Emerging Markets Large Company Index ETF	1,323,615,942	814,390,753

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.

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Financial Notes (continued)

10. In-Kind Transactions (continued):
The in-kind transactions for the period ended February 29, 2020, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$17,100,022	$29,006,311
Schwab Fundamental U.S. Large Company Index ETF	1,389,778,433	369,097,318
Schwab Fundamental U.S. Small Company Index ETF	972,649,029	622,510,592
Schwab Fundamental International Large Company Index ETF	725,966,972	41,729,104
Schwab Fundamental International Small Company Index ETF	247,949,586	27,779,866
Schwab Fundamental Emerging Markets Large Company Index ETF	158,631,607	177,052,170
For the period ended February 29, 2020, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 29, 2020 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes
As of February 29, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Tax cost	$240,908,029	$5,343,308,528	$3,713,417,239	$4,747,654,071	$2,112,754,847	$2,662,851,548
Gross unrealized appreciation	$50,527,100	$803,599,157	$378,353,473	$368,066,173	$358,002,441	$194,769,621
Gross unrealized depreciation	(29,456,089)	(590,183,159)	(639,851,493)	(666,191,054)	(539,160,015)	(287,980,847)
Net unrealized appreciation (depreciation)	$21,071,011	$213,415,998	($261,498,020)	($298,124,881)	($181,157,574)	($93,211,226)
As of February 29, 2020, the components of distributable earnings on a tax basis were as follows:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Undistributed ordinary income	$1,166,392	$25,936,355	$5,176,767	$11,224,011	$4,098,705	$1,799,635
Net unrealized appreciation (depreciation) on investments	21,071,011	213,415,998	(261,498,020)	(298,124,881)	(181,157,574)	(93,211,226)
Net other unrealized appreciation (depreciation)	—	—	—	(147,132)	(67,722)	(220,420)
Total	$22,237,403	$239,352,353	($256,321,253)	($287,048,002)	($177,126,591)	($91,632,011)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, realization for tax purposes of unrealized appreciation or depreciation on futures contracts and the realization for tax purposes of unrealized appreciation on investments in Passive Foreign Investment Companies “PFIC”, and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.

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Financial Notes (continued)

11. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 29, 2020, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
No expiration	$6,307,497	$77,080,092	$159,483,892	$100,013,237	$55,412,483	$28,867,002
Total	$6,307,497	$77,080,092	$159,483,892	$100,013,237	$55,412,483	$28,867,002
For the fiscal year ended February 29, 2020, the funds had capital loss carryforwards utilized as follows:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Capital loss carryforwards utilized	$—	$—	$—	$—	$—	$10,773,350
The tax basis components of distributions paid during the current and prior fiscal years were:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Current period distributions
Ordinary income	$6,831,860	$128,120,700	$50,954,980	$150,746,760	$57,727,940	$99,031,790
Prior period distributions
Ordinary income	$5,622,015	$96,068,705	$46,334,630	$123,073,280	$43,257,300	$62,958,600
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of February 29, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended February 29, 2020, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Fundamental Index ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the condensed portfolio holdings, of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF (six of the funds constituting Schwab Strategic Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2020 and each of the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
April 16, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

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Schwab Fundamental Index ETFs
Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to its shareholders for the fiscal year ended February 29, 2020, and the respective foreign source income on the funds as follows:
	Foreign Tax Credit	Foreign Source Income
Schwab Fundamental U.S. Broad Market Index ETF	$—	$—
Schwab Fundamental U.S. Large Company Index ETF	—	—
Schwab Fundamental U.S. Small Company Index ETF	—	—
Schwab Fundamental International Large Company Index ETF	15,688,311	170,161,770
Schwab Fundamental International Small Company Index ETF	5,317,612	61,335,203
Schwab Fundamental Emerging Markets Large Company Index ETF	13,096,909	115,784,478
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended February 29, 2020 qualify for the corporate dividends received deduction:
Schwab Fundamental U.S. Broad Market Index ETF	100.00%
Schwab Fundamental U.S. Large Company Index ETF	100.00%
Schwab Fundamental U.S. Small Company Index ETF	78.76%
Schwab Fundamental International Large Company Index ETF	—%
Schwab Fundamental International Small Company Index ETF	—%
Schwab Fundamental Emerging Markets Large Company Index ETF	—%
For the fiscal year ended February 29, 2020, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2021 via IRS form 1099 of the amount for use in preparing their 2020 income tax return.
Schwab Fundamental U.S. Broad Market Index ETF	$6,831,860
Schwab Fundamental U.S. Large Company Index ETF	128,120,700
Schwab Fundamental U.S. Small Company Index ETF	41,268,724
Schwab Fundamental International Large Company Index ETF	166,435,071
Schwab Fundamental International Small Company Index ETF	53,906,494
Schwab Fundamental Emerging Markets Large Company Index ETF	78,115,369

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Schwab Fundamental Index ETFs
Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of February 29, 2020
The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (Exchange), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The “Market Price” of each fund generally is determined using the official closing price on the primary stock exchange (generally, 4:00 p.m. Eastern time) on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. Shares are bought and sold at market prices, which may be higher or lower than the NAV. The data presented below represents past performance and cannot be used to predict future results. The chart does not include days in which the NAV equals the Market Price.
	Number of Days Market Price Above NAV				Number of Days Market Price Below NAV
	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
Schwab Fundamental U.S. Broad Market Index ETF
For the period
3/1/15 through 2/29/20	634	3	—	—	479	—	—	—
Schwab Fundamental U.S. Large Company Index ETF
For the period
3/1/15 through 2/29/20	465	—	—	—	556	—	—	—
Schwab Fundamental U.S. Small Company Index ETF
For the period
3/1/15 through 2/29/20	555	—	—	—	450	—	—	—
Schwab Fundamental International Large Company Index ETF
For the period
3/1/15 through 2/29/20	685	247	51	2	185	41	16	2
Schwab Fundamental International Small Company Index ETF
For the period
3/1/15 through 2/29/20	591	286	73	2	198	45	27	3
Schwab Fundamental Emerging Markets Large Company Index ETF
For the period
3/1/15 through 2/29/20	457	289	101	7	246	85	38	5

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Schwab Fundamental Index ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None

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Schwab Fundamental Index ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Schwab Fundamental Index ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Schwab Fundamental Index ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Fundamental Index ETFs
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.

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Schwab Fundamental Index ETFs
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Index  An index that selects, ranks, and weights securities by fundamental measures of company size rather than market capitalization. The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing company score and each company receives a weight based on its percentage of the total scores of the companies. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Large Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net)  An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2020 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

MFR79815-06
00242744

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant's Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant's audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant's audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant's audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of twenty-five operational series.  Eleven series have a fiscal year-end of August 31, seven series have a fiscal year-end of December 31, and seven series have a fiscal year-end of February 28 (whose annual financial statements are reported in Item 1).  Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twenty-five operational series based on their respective 2019/2020 fiscal year and twenty-two operational series based on their respective 2018/2019 fiscal year, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees		(b)Audit-Related Fees		(c) Tax Fees[1]		(d) All Other Fees
Fiscal Year 2019/2020	Fiscal Year 2018/2019	Fiscal Year 2019/2020	Fiscal Year 2018/2019	Fiscal Year 2019/2020	Fiscal Year 2018/2019	Fiscal Year 2019/2020	Fiscal Year 2018/2019
$563,669	$504,395	$0	$0	$104,429	$91,339	$0	$0

1 The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g)  Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2019/2020:	$104,4292018/2019:$91,339

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved.  Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)(58)(A) of the Exchange Act.  The Registrant’s audit, compliance and valuation committee members are Kiran M. Patel, John F. Cogan, Nancy F. Heller and Kimberly S. Patmore.

Item 6: Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.  The schedules of investments for the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF are filed under this Item.

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 29, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.7%
Adient plc *	8,473	202,759
American Axle & Manufacturing Holdings, Inc. *	4,832	30,587
Aptiv plc	3,130	244,484
Autoliv, Inc.	1,849	123,384
BorgWarner, Inc.	4,130	130,508
Cooper Tire & Rubber Co.	2,167	55,237
Cooper-Standard Holding, Inc. *	1,091	18,852
Dana, Inc.	4,222	60,712
Delphi Technologies plc *	3,297	46,554
Dorman Products, Inc. *	259	15,706
Ford Motor Co.	155,596	1,082,948
Garrett Motion, Inc. *	1,620	11,243
General Motors Co.	47,549	1,450,244
Gentex Corp.	2,909	77,670
Gentherm, Inc. *	423	17,250
Harley-Davidson, Inc.	3,467	105,639
LCI Industries	382	36,882
Lear Corp.	1,731	192,487
Modine Manufacturing Co. *	1,384	10,325
Standard Motor Products, Inc.	392	17,248
Stoneridge, Inc. *	316	6,984
Superior Industries International, Inc.	3,527	9,170
Tenneco, Inc., Class A	3,648	33,452
Tesla, Inc. *	68	45,423
The Goodyear Tire & Rubber Co.	16,241	157,294
Thor Industries, Inc.	1,393	105,046
Veoneer, Inc. *	644	7,928
Visteon Corp. *	1,924	125,137
Winnebago Industries, Inc.	459	23,818
		4,444,971

Banks 5.7%
Associated Banc-Corp.	1,371	23,211
Atlantic Union Bankshares Corp.	336	9,993
BancorpSouth Bank	625	15,294
Bank of America Corp.	65,500	1,866,750
Bank of Hawaii Corp.	318	23,666
Bank OZK	722	18,332
BankUnited, Inc.	957	28,423
Banner Corp.	190	8,672
BOK Financial Corp.	266	19,258
Boston Private Financial Holdings, Inc.	877	8,555
Capitol Federal Financial, Inc.	1,295	15,805
Cathay General Bancorp	592	18,222
Central Pacific Financial Corp.	378	9,042
CIT Group, Inc.	3,179	126,238
Citigroup, Inc.	34,771	2,206,568
Citizens Financial Group, Inc.	5,120	162,253
Columbia Banking System, Inc.	457	15,172
Comerica, Inc.	1,384	72,854
Commerce Bancshares, Inc.	563	34,366
Community Bank System, Inc.	238	14,473
Cullen/Frost Bankers, Inc.	361	28,299
CVB Financial Corp.	508	9,418
Security	Number of Shares	Value ($)
East West Bancorp, Inc.	1,093	42,343
Essent Group Ltd.	282	12,306
F.N.B. Corp.	2,543	25,659
Fifth Third Bancorp	11,216	273,670
First BanCorp	1,272	10,100
First Citizens BancShares, Inc., Class A	41	18,586
First Commonwealth Financial Corp.	762	8,992
First Financial Bancorp	429	8,837
First Financial Bankshares, Inc.	380	10,921
First Hawaiian, Inc.	790	18,920
First Horizon National Corp.	1,770	23,594
First Midwest Bancorp, Inc.	617	11,199
First Republic Bank	588	59,135
Fulton Financial Corp.	1,643	23,741
Glacier Bancorp, Inc.	463	17,265
Great Western Bancorp, Inc.	465	12,495
Hancock Whitney Corp.	723	24,220
Hilltop Holdings, Inc.	584	12,165
Home BancShares, Inc.	871	14,598
Hope Bancorp, Inc.	1,076	13,138
Huntington Bancshares, Inc.	8,007	98,246
IBERIABANK Corp.	282	16,974
Independent Bank Corp.	129	8,711
International Bancshares Corp.	453	15,447
Investors Bancorp, Inc.	1,746	18,403
JPMorgan Chase & Co.	30,532	3,545,070
KeyCorp	8,164	133,481
M&T Bank Corp.	1,207	169,439
MGIC Investment Corp.	2,830	34,045
National Bank Holdings Corp., Class A	270	8,259
NBT Bancorp, Inc.	316	10,646
New York Community Bancorp, Inc.	6,719	72,632
Northwest Bancshares, Inc.	854	11,862
Ocwen Financial Corp. *	10,437	13,046
OFG Bancorp	535	8,956
Old National Bancorp	1,014	15,981
PacWest Bancorp	1,207	38,189
Park National Corp.	118	10,304
People's United Financial, Inc.	3,272	45,775
Pinnacle Financial Partners, Inc.	223	11,739
Popular, Inc.	797	38,240
Prosperity Bancshares, Inc.	569	36,757
Provident Financial Services, Inc.	450	8,991
Radian Group, Inc.	1,565	33,241
Regions Financial Corp.	11,280	152,506
Signature Bank	268	33,527
Simmons First National Corp., Class A	380	8,124
South State Corp.	200	13,624
Sterling Bancorp	595	9,865
SVB Financial Group *	211	43,922
Synovus Financial Corp.	1,211	35,143
TCF Financial Corp.	1,265	46,097
Texas Capital Bancshares, Inc. *	287	13,512
The Bank of NT Butterfield & Son Ltd.	407	11,266
The PNC Financial Services Group, Inc.	4,883	617,211
Truist Financial Corp.	12,877	594,145
Trustmark Corp.	524	14,096
U.S. Bancorp	16,425	762,777
UMB Financial Corp.	286	16,631
Umpqua Holdings Corp.	2,183	33,596

1
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
United Bankshares, Inc.	646	18,656
United Community Banks, Inc.	406	10,057
Valley National Bancorp	2,248	20,906
Walker & Dunlop, Inc.	275	17,834
Washington Federal, Inc.	908	27,231
Webster Financial Corp.	636	24,149
Wells Fargo & Co.	63,094	2,577,390
WesBanco, Inc.	286	8,754
Westamerica Bancorp	172	9,945
Western Alliance Bancorp	362	16,666
Wintrust Financial Corp.	351	18,747
Zions Bancorp NA	1,038	41,468
		14,979,027

Capital Goods 8.6%
3M Co.	6,637	990,506
A.O. Smith Corp.	1,238	48,963
AAON, Inc.	250	13,753
AAR Corp.	797	27,536
Acuity Brands, Inc.	485	49,887
AECOM *	3,384	152,077
Aegion Corp. *	958	17,254
AerCap Holdings N.V. *	2,355	122,648
AGCO Corp.	1,633	98,682
Air Lease Corp.	912	34,984
Aircastle Ltd.	1,031	32,837
Alamo Group, Inc.	141	15,619
Albany International Corp., Class A	174	11,148
Allegion plc	347	39,902
Allison Transmission Holdings, Inc.	1,678	68,127
Altra Industrial Motion Corp.	403	12,138
American Woodmark Corp. *	151	12,649
AMETEK, Inc.	1,371	117,906
Apogee Enterprises, Inc.	554	16,725
Applied Industrial Technologies, Inc.	768	45,304
Arconic, Inc.	6,198	181,911
Arcosa, Inc.	1,303	55,977
Argan, Inc.	251	10,474
Armstrong World Industries, Inc.	267	26,740
Astec Industries, Inc.	668	25,083
Atkore International Group, Inc. *	601	22,183
AZZ, Inc.	442	16,305
Barnes Group, Inc.	559	30,018
Beacon Roofing Supply, Inc. *	1,207	35,848
BMC Stock Holdings, Inc. *	1,145	28,087
Briggs & Stratton Corp.	3,230	10,239
Builders FirstSource, Inc. *	1,165	26,457
BWX Technologies, Inc.	666	36,523
Caesarstone Ltd.	606	6,551
Carlisle Cos., Inc.	593	86,157
Caterpillar, Inc.	6,373	791,782
Chart Industries, Inc. *	222	12,636
Colfax Corp. *	1,597	53,452
Comfort Systems USA, Inc.	475	20,054
Crane Co.	515	34,994
Cubic Corp.	232	12,630
Cummins, Inc.	2,499	378,074
Curtiss-Wright Corp.	402	48,216
Deere & Co.	3,895	609,490
Donaldson Co., Inc.	1,289	58,108
Dover Corp.	1,534	157,603
DXP Enterprises, Inc. *	357	10,135
Dycom Industries, Inc. *	688	20,337
Eaton Corp. plc	6,676	605,647
EMCOR Group, Inc.	986	75,843
Emerson Electric Co.	8,868	568,527
Encore Wire Corp.	423	20,714
Security	Number of Shares	Value ($)
Enerpac Tool Group Corp.	1,052	22,481
EnerSys	797	49,079
EnPro Industries, Inc.	255	13,757
ESCO Technologies, Inc.	171	15,547
Fastenal Co.	4,545	155,530
Federal Signal Corp.	583	16,907
Flowserve Corp.	1,976	79,415
Fluor Corp.	10,963	102,175
Fortive Corp.	1,450	100,282
Fortune Brands Home & Security, Inc.	1,974	121,894
Franklin Electric Co., Inc.	457	23,622
Gardner Denver Holdings, Inc. *	373	12,231
GATX Corp.	739	52,861
Generac Holdings, Inc. *	511	52,628
General Dynamics Corp.	3,546	566,261
General Electric Co.	286,546	3,117,620
Gibraltar Industries, Inc. *	333	16,873
GMS, Inc. *	738	16,863
Graco, Inc.	986	48,630
Granite Construction, Inc.	982	19,954
Griffon Corp.	967	16,826
H&E Equipment Services, Inc.	698	16,584
HD Supply Holdings, Inc. *	1,662	63,189
HEICO Corp.	83	8,952
HEICO Corp., Class A	190	16,783
Herc Holdings, Inc. *	394	14,452
Hexcel Corp.	740	47,826
Hillenbrand, Inc.	1,102	25,787
Honeywell International, Inc.	5,666	918,855
Hubbell, Inc.	685	91,269
Huntington Ingalls Industries, Inc.	513	105,437
Hyster-Yale Materials Handling, Inc.	305	14,683
IDEX Corp.	472	69,856
Illinois Tool Works, Inc.	3,743	628,001
Ingersoll-Rand plc	2,247	289,953
Insteel Industries, Inc.	456	9,070
ITT, Inc.	861	51,789
Jacobs Engineering Group, Inc.	2,112	195,022
JELD-WEN Holding, Inc. *	853	16,036
John Bean Technologies Corp.	139	13,464
Johnson Controls International plc	8,857	323,900
Kaman Corp.	321	17,803
Kennametal, Inc.	1,102	30,636
L3Harris Technologies, Inc.	1,897	375,094
Lennox International, Inc.	190	43,345
Lincoln Electric Holdings, Inc.	840	68,788
Lindsay Corp.	180	17,825
Lockheed Martin Corp.	1,812	670,204
Lydall, Inc. *	475	5,657
Masco Corp.	2,391	98,796
Masonite International Corp. *	521	38,293
MasTec, Inc. *	870	42,700
Meritor, Inc. *	743	16,859
Moog, Inc., Class A	513	39,563
MRC Global, Inc. *	2,357	20,506
MSC Industrial Direct Co., Inc., Class A	785	48,529
Mueller Industries, Inc.	1,510	42,250
Mueller Water Products, Inc., Class A	1,769	19,371
MYR Group, Inc. *	549	14,005
National Presto Industries, Inc.	87	6,836
Nordson Corp.	384	55,795
Northrop Grumman Corp.	1,608	528,775
NOW, Inc. *	3,536	31,223
nVent Electric plc	2,013	48,332
Oshkosh Corp.	1,426	102,886
Owens Corning	2,085	117,782
PACCAR, Inc.	4,915	328,813
Parker-Hannifin Corp.	1,488	274,938

2
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Patrick Industries, Inc.	285	15,057
Pentair plc	2,226	87,682
Primoris Services Corp.	1,105	20,973
Proto Labs, Inc. *	89	7,800
Quanex Building Products Corp.	705	11,844
Quanta Services, Inc.	3,408	129,947
Raven Industries, Inc.	325	9,331
Raytheon Co.	2,926	551,727
RBC Bearings, Inc. *	96	16,434
Regal Beloit Corp.	786	61,025
Resideo Technologies, Inc. *	4,630	49,772
Rexnord Corp.	1,047	30,531
Rockwell Automation, Inc.	1,072	196,712
Roper Technologies, Inc.	323	113,599
Rush Enterprises, Inc., Class A	871	36,512
Sensata Technologies Holding plc *	1,282	52,306
Simpson Manufacturing Co., Inc.	378	30,025
SiteOne Landscape Supply, Inc. *	175	17,369
Snap-on, Inc.	688	99,588
Spirit AeroSystems Holdings, Inc., Class A	1,319	69,696
SPX FLOW, Inc. *	621	22,840
Standex International Corp.	192	12,179
Stanley Black & Decker, Inc.	1,574	226,184
Teledyne Technologies, Inc. *	180	60,718
Tennant Co.	203	14,523
Terex Corp.	2,670	58,767
Textainer Group Holdings Ltd. *	1,150	9,488
Textron, Inc.	4,160	168,896
The Boeing Co.	3,392	933,173
The Greenbrier Cos., Inc.	1,397	33,849
The Manitowoc Co., Inc. *	580	7,233
The Middleby Corp. *	346	38,686
The Timken Co.	1,254	56,229
The Toro Co.	760	54,287
Titan International, Inc.	2,463	5,468
Titan Machinery, Inc. *	769	7,775
TransDigm Group, Inc.	282	157,302
Trex Co., Inc. *	191	18,269
TriMas Corp. *	458	11,610
Trinity Industries, Inc.	4,089	83,211
Triton International Ltd.	643	22,100
Triumph Group, Inc.	803	15,257
Tutor Perini Corp. *	2,679	38,845
United Rentals, Inc. *	1,594	211,173
United Technologies Corp.	10,145	1,324,836
Univar Solutions, Inc. *	2,125	36,104
Universal Forest Products, Inc.	1,304	61,105
Valmont Industries, Inc.	436	50,672
Vectrus, Inc. *	260	13,543
Veritiv Corp. *	1,308	15,748
W.W. Grainger, Inc.	668	185,397
Wabash National Corp.	2,008	22,048
WABCO Holdings, Inc. *	480	64,848
Watsco, Inc.	414	64,990
Watts Water Technologies, Inc., Class A	245	23,008
Welbilt, Inc. *	790	10,444
WESCO International, Inc. *	1,876	76,109
Westinghouse Air Brake Technologies Corp.	837	57,502
Woodward, Inc.	399	41,177
Xylem, Inc.	1,031	79,738
		22,656,649

Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,392	45,825
ACCO Brands Corp.	2,478	19,849
Advanced Disposal Services, Inc. *	686	22,679
ASGN, Inc. *	571	28,955
Security	Number of Shares	Value ($)
Brady Corp., Class A	417	19,741
CBIZ, Inc. *	538	14,010
Cimpress plc *	107	12,456
Cintas Corp.	491	130,969
Clean Harbors, Inc. *	626	43,520
Copart, Inc. *	581	49,083
CoStar Group, Inc. *	40	26,704
Covanta Holding Corp.	1,956	26,132
Deluxe Corp.	1,079	35,931
Equifax, Inc.	748	106,246
Exponent, Inc.	199	14,656
FTI Consulting, Inc. *	375	42,221
Harsco Corp. *	887	10,635
Healthcare Services Group, Inc.	997	27,457
Herman Miller, Inc.	854	29,241
HNI Corp.	921	30,236
Huron Consulting Group, Inc. *	253	15,013
IAA, Inc. *	1,117	47,718
ICF International, Inc.	208	15,804
IHS Markit Ltd.	1,382	98,454
InnerWorkings, Inc. *	2,023	6,352
Insperity, Inc.	135	9,081
Interface, Inc.	1,221	17,814
KAR Auction Services, Inc.	1,149	22,118
Kelly Services, Inc., Class A	1,919	31,875
Kforce, Inc.	448	13,646
Knoll, Inc.	736	12,983
Korn Ferry	596	20,848
ManpowerGroup, Inc.	2,306	175,118
Matthews International Corp., Class A	545	16,110
McGrath RentCorp	254	17,640
Mobile Mini, Inc.	466	18,169
MSA Safety, Inc.	190	23,117
Nielsen Holdings plc	8,544	155,586
Pitney Bowes, Inc.	13,184	45,089
Quad/Graphics, Inc.	2,870	13,776
R.R. Donnelley & Sons Co.	10,005	19,010
Republic Services, Inc.	1,936	174,743
Resources Connection, Inc.	858	10,751
Robert Half International, Inc.	1,996	100,618
Rollins, Inc.	586	21,940
SP Plus Corp. *	473	17,269
Steelcase, Inc., Class A	2,093	33,949
Stericycle, Inc. *	911	52,319
Team, Inc. *	666	8,478
Tetra Tech, Inc.	501	40,516
The Brink's Co.	323	25,288
TransUnion	494	43,927
TrueBlue, Inc. *	1,291	19,210
UniFirst Corp.	171	31,774
US Ecology, Inc.	170	7,150
Verisk Analytics, Inc.	486	75,384
Viad Corp.	287	14,407
Waste Management, Inc.	3,444	381,630
		2,591,220

Consumer Durables & Apparel 1.7%
Acushnet Holdings Corp.	442	11,249
American Outdoor Brands Corp. *	2,142	21,334
Beazer Homes USA, Inc. *	1,002	12,285
Brunswick Corp.	1,397	74,320
Callaway Golf Co.	904	15,350
Capri Holdings Ltd. *	4,418	114,073
Carter's, Inc.	816	74,640
Cavco Industries, Inc. *	69	13,919
Columbia Sportswear Co.	248	20,162
Crocs, Inc. *	434	11,358

3
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
D.R. Horton, Inc.	3,862	205,729
Deckers Outdoor Corp. *	317	55,095
Ethan Allen Interiors, Inc.	839	11,075
Fossil Group, Inc. *	5,952	27,320
G-III Apparel Group Ltd. *	1,132	25,312
Garmin Ltd.	952	84,147
Hanesbrands, Inc.	5,800	76,792
Hasbro, Inc.	1,086	83,893
Helen of Troy Ltd. *	266	43,784
iRobot Corp. *	203	9,742
KB Home	1,072	34,936
Kontoor Brands, Inc. *	460	15,520
La-Z-Boy, Inc.	1,036	29,681
Leggett & Platt, Inc.	1,999	79,280
Lennar Corp., Class A	2,456	148,195
Lululemon Athletica, Inc. *	290	63,049
M.D.C Holdings, Inc.	741	29,151
M/I Homes, Inc. *	522	19,434
Mattel, Inc. *	11,406	134,477
Meritage Homes Corp. *	654	41,503
Mohawk Industries, Inc. *	1,047	126,844
Movado Group, Inc.	357	5,248
Newell Brands, Inc.	8,986	138,654
NIKE, Inc., Class B	8,953	800,219
NVR, Inc. *	35	128,351
Oxford Industries, Inc.	282	17,030
Polaris, Inc.	1,080	89,132
PulteGroup, Inc.	4,687	188,417
PVH Corp.	1,471	109,016
Ralph Lauren Corp.	1,166	123,025
Skechers U.S.A., Inc., Class A *	1,503	49,719
Steven Madden Ltd.	1,216	39,763
Sturm Ruger & Co., Inc.	453	21,762
Tapestry, Inc.	5,977	140,161
Taylor Morrison Home Corp., Class A *	2,719	61,232
Tempur Sealy International, Inc. *	399	29,825
Toll Brothers, Inc.	1,830	67,765
TopBuild Corp. *	367	37,067
TRI Pointe Group, Inc. *	2,480	38,018
Tupperware Brands Corp.	2,897	8,256
Under Armour, Inc., Class A *	1,378	19,554
Under Armour, Inc., Class C *	1,421	17,734
Unifi, Inc. *	506	10,813
Universal Electronics, Inc. *	271	11,442
VF Corp.	3,102	223,344
Vista Outdoor, Inc. *	4,317	31,730
Whirlpool Corp.	1,836	234,751
Wolverine World Wide, Inc.	1,185	31,154
		4,386,831

Consumer Services 2.0%
Adtalem Global Education, Inc. *	962	29,697
American Public Education, Inc. *	382	8,503
Aramark	3,562	123,744
Arcos Dorados Holdings, Inc., Class A	2,838	18,277
BJ's Restaurants, Inc.	454	14,959
Bloomin' Brands, Inc.	1,792	32,238
Boyd Gaming Corp.	1,062	28,366
Bright Horizons Family Solutions, Inc. *	232	36,459
Brinker International, Inc.	1,197	41,117
Caesars Entertainment Corp. *	1,460	18,557
Carnival Corp.	6,647	222,409
Chipotle Mexican Grill, Inc. *	150	116,037
Choice Hotels International, Inc.	143	13,053
Churchill Downs, Inc.	230	28,897
Cracker Barrel Old Country Store, Inc.	255	36,549
Darden Restaurants, Inc.	1,089	106,177
Security	Number of Shares	Value ($)
Dave & Buster's Entertainment, Inc.	392	12,940
Denny's Corp. *	496	8,635
Dine Brands Global, Inc.	200	16,370
Domino's Pizza, Inc.	284	96,407
Dunkin' Brands Group, Inc.	450	29,934
Eldorado Resorts, Inc. *	211	10,588
Extended Stay America, Inc.	3,040	33,379
frontdoor, Inc. *	421	17,850
Graham Holdings Co., Class B	65	32,687
Grand Canyon Education, Inc. *	236	19,040
H&R Block, Inc.	2,839	58,682
Hilton Grand Vacations, Inc. *	739	19,702
Hilton Worldwide Holdings, Inc.	1,138	110,614
Houghton Mifflin Harcourt Co. *	3,366	18,412
Hyatt Hotels Corp., Class A	573	43,892
International Game Technology plc	3,209	34,144
Jack in the Box, Inc.	524	36,083
K12, Inc. *	718	14,274
Las Vegas Sands Corp.	4,354	253,882
Laureate Education, Inc., Class A *	1,154	21,580
Marriott International, Inc., Class A	1,446	179,304
Marriott Vacations Worldwide Corp.	341	33,002
McDonald's Corp.	6,762	1,312,977
MGM Resorts International	5,435	133,484
Norwegian Cruise Line Holdings Ltd. *	1,756	65,429
Papa John's International, Inc.	203	11,695
Penn National Gaming, Inc. *	1,531	45,272
Perdoceo Education Corp. *	593	8,853
Red Rock Resorts, Inc., Class A	788	16,241
Regis Corp. *	1,153	14,712
Royal Caribbean Cruises Ltd.	1,596	128,334
Scientific Games Corp., Class A *	703	12,823
SeaWorld Entertainment, Inc. *	521	14,176
Service Corp. International	1,187	56,727
ServiceMaster Global Holdings, Inc. *	533	19,065
Six Flags Entertainment Corp.	1,020	25,786
Starbucks Corp.	7,071	554,578
Strategic Education, Inc.	64	9,432
Texas Roadhouse, Inc.	674	37,892
The Cheesecake Factory, Inc.	1,034	36,841
The Wendy's Co.	2,796	52,788
Vail Resorts, Inc.	179	38,057
WW International, Inc. *	378	11,340
Wyndham Destinations, Inc.	1,493	59,571
Wyndham Hotels & Resorts, Inc.	603	30,723
Wynn Resorts Ltd.	971	104,849
Yum China Holdings, Inc.	3,001	131,414
Yum! Brands, Inc.	3,320	296,310
		5,205,809

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	785	59,048
AGNC Investment Corp.	3,874	66,013
Ally Financial, Inc.	12,919	323,879
American Express Co.	7,814	858,993
Ameriprise Financial, Inc.	2,426	342,794
Annaly Capital Management, Inc.	13,914	123,278
Apollo Commercial Real Estate Finance, Inc.	629	10,190
Artisan Partners Asset Management, Inc., Class A	525	15,005
Berkshire Hathaway, Inc., Class B *	16,104	3,322,899
BGC Partners, Inc., Class A	2,426	11,305
BlackRock, Inc.	896	414,857
Blackstone Mortgage Trust, Inc., Class A	630	22,718
Cannae Holdings, Inc. *	1,049	39,117
Capital One Financial Corp.	10,574	933,261
Capstead Mortgage Corp.	1,567	11,126

4
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Cboe Global Markets, Inc.	398	45,372
Chimera Investment Corp.	2,556	50,225
CME Group, Inc.	1,076	213,930
Cohen & Steers, Inc.	189	11,841
Credit Acceptance Corp. *	60	24,192
Discover Financial Services	6,669	437,353
Donnelley Financial Solutions, Inc. *	938	8,161
E*TRADE Financial Corp.	1,068	48,893
Eaton Vance Corp.	1,162	47,944
Encore Capital Group, Inc. *	242	8,993
Enova International, Inc. *	503	9,668
Equitable Holdings, Inc.	1,834	39,248
Evercore, Inc., Class A	521	34,709
FactSet Research Systems, Inc.	218	57,986
Federated Hermes, Inc.,	1,240	35,774
FGL Holdings	1,191	13,625
FirstCash, Inc.	267	20,538
Franklin Resources, Inc.	8,165	177,670
Green Dot Corp., Class A *	323	11,034
Greenhill & Co., Inc.	756	11,053
Houlihan Lokey, Inc.	222	11,371
Intercontinental Exchange, Inc.	1,644	146,678
Invesco Ltd.	9,867	142,085
Invesco Mortgage Capital, Inc.	1,350	21,708
Janus Henderson Group plc	2,371	50,265
Jefferies Financial Group, Inc.	4,483	88,360
Ladder Capital Corp., Class A	769	11,727
Lazard Ltd., Class A	1,610	57,670
Legg Mason, Inc.	2,619	130,479
LPL Financial Holdings, Inc.	816	64,856
MarketAxess Holdings, Inc.	62	20,108
MFA Financial, Inc.	3,942	28,501
Moelis & Co., Class A	347	11,090
Moody's Corp.	775	186,023
Morgan Stanley	12,514	563,505
Morningstar, Inc.	96	14,102
MSCI, Inc.	283	83,610
Nasdaq, Inc.	621	63,684
Navient Corp.	12,142	136,355
Nelnet, Inc., Class A	296	15,718
New Residential Investment Corp.	3,944	61,369
New York Mortgage Trust, Inc.	2,171	12,375
Northern Trust Corp.	1,390	121,986
OneMain Holdings, Inc.	1,205	44,284
PennyMac Mortgage Investment Trust	1,002	20,741
Piper Sandler Cos.	142	9,951
PRA Group, Inc. *	725	28,144
Raymond James Financial, Inc.	817	68,326
Redwood Trust, Inc.	941	16,072
S&P Global, Inc.	970	257,933
Santander Consumer USA Holdings, Inc.	2,597	63,367
SEI Investments Co.	1,011	55,312
SLM Corp.	3,858	40,007
Starwood Property Trust, Inc.	2,356	52,256
State Street Corp.	5,392	367,249
Stifel Financial Corp.	378	20,578
Synchrony Financial	12,848	373,877
T. Rowe Price Group, Inc.	2,491	293,963
TD Ameritrade Holding Corp.	1,381	58,320
The Bank of New York Mellon Corp.	10,535	420,346
The Charles Schwab Corp. (a)	3,911	159,373
The Goldman Sachs Group, Inc.	5,938	1,192,172
Two Harbors Investment Corp.	2,233	30,257
Voya Financial, Inc.	2,958	155,709
Waddell & Reed Financial, Inc., Class A	3,211	44,183
Security	Number of Shares	Value ($)
WisdomTree Investments, Inc.	1,902	7,722
World Acceptance Corp. *	144	11,246
		13,697,705

Energy 7.0%
Antero Resources Corp. *	16,468	26,349
Apache Corp.	7,895	196,743
Apergy Corp. *	880	16,368
Arch Coal, Inc., Class A	328	16,515
Archrock, Inc.	2,392	16,864
Baker Hughes Co.	16,207	260,771
Cabot Oil & Gas Corp.	2,650	36,914
Cheniere Energy, Inc. *	163	8,360
Chesapeake Energy Corp. *	12,752	3,507
Chevron Corp.	34,726	3,241,325
Cimarex Energy Co.	664	21,945
CNX Resources Corp. *	4,250	22,568
Concho Resources, Inc.	1,096	74,550
ConocoPhillips	18,931	916,639
CONSOL Energy, Inc. *	1,040	5,918
Continental Resources, Inc.	709	13,436
Core Laboratories N.V.	533	14,306
Cosan Ltd., A Shares *	2,995	54,689
CVR Energy, Inc.	424	12,050
Delek US Holdings, Inc.	1,425	30,467
Denbury Resources, Inc. *	7,256	5,459
Devon Energy Corp.	5,202	84,480
Diamond Offshore Drilling, Inc. *(b)	5,299	16,162
Diamondback Energy, Inc.	221	13,702
Dril-Quip, Inc. *	699	24,898
EOG Resources, Inc.	4,541	287,264
EQT Corp.	3,516	20,639
Equitrans Midstream Corp.	1,916	13,527
Exterran Corp. *	1,627	8,298
Exxon Mobil Corp.	96,650	4,971,676
Frank's International N.V. *	1,660	6,507
Green Plains, Inc.	2,679	32,121
Halliburton Co.	18,048	306,094
Helix Energy Solutions Group, Inc. *	2,093	14,044
Helmerich & Payne, Inc.	2,577	95,066
Hess Corp.	4,374	245,731
HollyFrontier Corp.	5,313	178,942
International Seaways, Inc. *	494	9,826
Kinder Morgan, Inc.	27,049	518,529
Kosmos Energy Ltd.	1,562	4,764
Marathon Oil Corp.	18,328	151,756
Marathon Petroleum Corp.	16,219	769,105
Matrix Service Co. *	780	9,422
Murphy Oil Corp.	6,161	116,135
Nabors Industries Ltd.	36,763	64,703
National Oilwell Varco, Inc.	15,978	298,948
Newpark Resources, Inc. *	1,859	6,525
Noble Corp. plc *	57,137	40,064
Noble Energy, Inc.	6,610	104,636
Oasis Petroleum, Inc. *	9,861	16,123
Occidental Petroleum Corp.	18,288	598,749
Oceaneering International, Inc. *	5,508	58,054
Oil States International, Inc. *	2,188	17,307
ONEOK, Inc.	2,460	164,131
Par Pacific Holdings, Inc. *	510	8,461
Parsley Energy, Inc., Class A	823	11,028
Patterson-UTI Energy, Inc.	6,386	36,592
PBF Energy, Inc., Class A	4,967	111,211
PDC Energy, Inc. *	683	12,997
Peabody Energy Corp.	1,693	9,887
Phillips 66	13,430	1,005,370
Pioneer Natural Resources Co.	997	122,412

5
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
QEP Resources, Inc.	11,119	25,018
Range Resources Corp.	9,924	27,489
Renewable Energy Group, Inc. *	1,346	35,602
REX American Resources Corp. *	157	10,992
RPC, Inc.	2,205	7,585
SandRidge Energy, Inc. *	2,090	4,305
Schlumberger Ltd.	28,046	759,766
Scorpio Tankers, Inc.	600	11,868
SEACOR Holdings, Inc. *	270	10,071
SFL Corp., Ltd.	1,215	14,750
SM Energy Co.	4,624	30,380
Targa Resources Corp.	3,383	109,609
The Williams Cos., Inc.	11,394	217,056
Tidewater, Inc. *	705	9,792
Transocean Ltd. *	25,660	85,961
Unit Corp. *	5,922	2,074
US Silica Holdings, Inc.	2,173	9,974
Valaris plc *(b)	16,897	62,350
Valero Energy Corp.	17,697	1,172,426
Whiting Petroleum Corp. *	3,362	6,220
World Fuel Services Corp.	7,681	217,219
WPX Energy, Inc. *	3,556	33,177
		18,445,313

Food & Staples Retailing 2.9%
BJ's Wholesale Club Holdings, Inc. *	714	13,752
Casey's General Stores, Inc.	612	99,768
Costco Wholesale Corp.	5,034	1,415,259
Ingles Markets, Inc., Class A	765	27,364
Performance Food Group Co. *	2,057	87,217
PriceSmart, Inc.	523	29,126
Rite Aid Corp. *(b)	11,605	158,060
SpartanNash Co.	4,434	55,115
Sprouts Farmers Market, Inc. *	2,264	36,179
Sysco Corp.	5,346	356,311
The Andersons, Inc.	1,215	22,320
The Kroger Co.	32,288	908,261
US Foods Holding Corp. *	4,680	157,435
Walgreens Boots Alliance, Inc.	21,166	968,556
Walmart, Inc.	30,643	3,299,638
Weis Markets, Inc.	441	16,427
		7,650,788

Food, Beverage & Tobacco 4.3%
Adecoagro S.A. *	2,238	14,637
Altria Group, Inc.	23,412	945,142
Archer-Daniels-Midland Co.	24,006	903,826
B&G Foods, Inc. (b)	1,316	19,477
Brown-Forman Corp., Class B	1,292	79,342
Bunge Ltd.	8,760	411,282
Cal-Maine Foods, Inc.	614	21,422
Calavo Growers, Inc.	144	10,433
Campbell Soup Co.	2,256	101,791
Coca-Cola Consolidated, Inc.	32	6,284
Coca-Cola European Partners plc	1,638	83,472
Conagra Brands, Inc.	6,913	184,508
Constellation Brands, Inc., Class A	977	168,415
Darling Ingredients, Inc. *	2,404	61,783
Flowers Foods, Inc.	2,631	56,645
Fresh Del Monte Produce, Inc.	1,615	44,283
General Mills, Inc.	8,355	409,395
Hormel Foods Corp.	2,751	114,442
Ingredion, Inc.	1,523	126,866
J&J Snack Foods Corp.	128	20,585
John B Sanfilippo & Son, Inc.	153	10,739
Kellogg Co.	3,035	183,526
Security	Number of Shares	Value ($)
Keurig Dr Pepper, Inc.	942	26,263
Lamb Weston Holdings, Inc.	472	41,012
Lancaster Colony Corp.	168	24,268
McCormick & Co., Inc. Non-Voting Shares	544	79,527
Molson Coors Beverage Co., Class B	2,568	127,399
Mondelez International, Inc., Class A	16,848	889,574
Monster Beverage Corp. *	1,589	99,170
Nomad Foods Ltd. *	1,666	30,754
PepsiCo, Inc.	11,951	1,577,891
Philip Morris International, Inc.	18,330	1,500,677
Pilgrim's Pride Corp. *	1,176	24,884
Post Holdings, Inc. *	394	39,896
Pyxus International, Inc. *	850	3,273
Sanderson Farms, Inc.	465	57,455
The Boston Beer Co., Inc., Class A *	62	22,989
The Coca-Cola Co.	29,069	1,554,901
The Hain Celestial Group, Inc. *	1,386	32,890
The Hershey Co.	945	136,071
The J.M. Smucker Co.	1,721	177,246
The Kraft Heinz Co.	11,548	286,044
TreeHouse Foods, Inc. *	804	30,640
Tyson Foods, Inc., Class A	5,199	352,648
Universal Corp.	894	44,119
Vector Group Ltd.	1,965	22,833
		11,160,719

Health Care Equipment & Services 5.7%
Abbott Laboratories	8,062	621,016
ABIOMED, Inc. *	42	6,311
Acadia Healthcare Co., Inc. *	1,014	30,014
Align Technology, Inc. *	135	29,477
Allscripts Healthcare Solutions, Inc. *	1,716	12,939
Amedisys, Inc. *	122	21,229
AmerisourceBergen Corp.	2,610	220,075
AMN Healthcare Services, Inc. *	383	28,189
Anthem, Inc.	3,975	1,021,933
Avanos Medical, Inc. *	365	11,830
Baxter International, Inc.	2,453	204,752
Becton Dickinson & Co.	924	219,746
Boston Scientific Corp. *	2,882	107,758
Brookdale Senior Living, Inc. *	5,823	38,257
Cantel Medical Corp.	170	10,727
Cardinal Health, Inc.	11,605	604,853
Centene Corp. *	5,269	279,362
Cerner Corp.	2,154	149,208
Chemed Corp.	103	43,015
Cigna Corp.	2,122	388,199
Community Health Systems, Inc. *	14,942	73,664
CONMED Corp.	152	14,385
Covetrus, Inc. *	1,660	18,443
CVS Health Corp.	37,848	2,239,845
Danaher Corp.	2,383	344,534
DaVita, Inc. *	3,068	238,138
DENTSPLY SIRONA, Inc.	1,715	84,447
Edwards Lifesciences Corp. *	390	79,888
Encompass Health Corp.	876	65,560
Globus Medical, Inc., Class A *	283	12,800
Haemonetics Corp. *	161	17,441
HCA Healthcare, Inc.	3,594	456,474
Henry Schein, Inc. *	2,117	129,010
Hill-Rom Holdings, Inc.	371	35,634
HMS Holdings Corp. *	414	9,510
Hologic, Inc. *	1,255	59,136
Humana, Inc.	2,254	720,559
ICU Medical, Inc. *	51	9,986
IDEXX Laboratories, Inc. *	104	26,469
Integer Holdings Corp. *	162	14,607

6
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Integra LifeSciences Holdings Corp. *	199	10,368
Intuitive Surgical, Inc. *	284	151,645
Invacare Corp.	1,379	10,453
Laboratory Corp. of America Holdings *	893	156,891
LHC Group, Inc. *	115	13,968
LivaNova plc *	166	11,573
Magellan Health, Inc. *	866	51,969
Masimo Corp. *	157	25,643
McKesson Corp.	6,311	882,656
MEDNAX, Inc. *	2,723	46,536
Medtronic plc	10,443	1,051,297
Merit Medical Systems, Inc. *	260	9,363
Molina Healthcare, Inc. *	486	59,559
Neogen Corp. *	147	8,930
NextGen Healthcare, Inc. *	545	7,129
NuVasive, Inc. *	275	18,098
Orthofix Medical, Inc. *	169	5,972
Patterson Cos., Inc.	3,351	79,720
Premier, Inc., Class A *	353	10,389
Quest Diagnostics, Inc.	2,183	231,529
ResMed, Inc.	560	89,018
Select Medical Holdings Corp. *	1,934	46,300
STERIS plc	416	65,986
Stryker Corp.	1,377	262,442
Teleflex, Inc.	142	47,573
Tenet Healthcare Corp. *	3,358	88,248
The Cooper Cos., Inc.	184	59,721
The Ensign Group, Inc.	316	14,062
The Pennant Group, Inc. *	158	4,293
The Providence Service Corp. *	237	14,642
Tivity Health, Inc. *	953	12,074
Triple-S Management Corp., Class B *	1,167	17,493
UnitedHealth Group, Inc.	8,362	2,131,975
Universal Health Services, Inc., Class B	1,260	155,912
Varex Imaging Corp. *	479	11,122
Varian Medical Systems, Inc. *	661	81,283
Veeva Systems, Inc., Class A *	69	9,796
West Pharmaceutical Services, Inc.	299	45,017
Zimmer Biomet Holdings, Inc.	1,265	172,230
		14,872,295

Household & Personal Products 1.5%
Central Garden & Pet Co., Class A *	661	16,730
Church & Dwight Co., Inc.	1,650	114,708
Colgate-Palmolive Co.	6,471	437,246
Coty, Inc., Class A	5,048	46,593
Edgewell Personal Care Co. *	1,138	34,550
Energizer Holdings, Inc.	404	17,368
Herbalife Nutrition Ltd. *	1,261	40,806
Kimberly-Clark Corp.	2,775	364,052
Nu Skin Enterprises, Inc., Class A	1,334	32,710
Spectrum Brands Holdings, Inc.	587	31,633
The Clorox Co.	819	130,565
The Estee Lauder Cos., Inc., Class A	969	177,908
The Procter & Gamble Co.	22,419	2,538,503
USANA Health Sciences, Inc. *	177	11,700
WD-40 Co.	65	11,212
		4,006,284

Insurance 3.5%
Aflac, Inc.	9,837	421,515
Alleghany Corp. *	137	92,098
Ambac Financial Group, Inc. *	1,046	20,104
American Equity Investment Life Holding Co.	1,700	42,976
American Financial Group, Inc.	772	71,348
American International Group, Inc.	30,815	1,299,160
Security	Number of Shares	Value ($)
American National Insurance Co.	95	9,344
AMERISAFE, Inc.	180	11,731
Aon plc	1,994	414,752
Arch Capital Group Ltd. *	2,052	82,962
Argo Group International Holdings Ltd.	363	20,422
Arthur J. Gallagher & Co.	1,092	106,459
Assurant, Inc.	903	108,893
Assured Guaranty Ltd.	2,722	111,085
Athene Holding Ltd., Class A *	1,321	54,491
Axis Capital Holdings Ltd.	1,448	81,262
Brighthouse Financial, Inc. *	1,043	37,381
Brown & Brown, Inc.	1,418	60,988
Chubb Ltd.	3,518	510,216
Cincinnati Financial Corp.	1,141	106,387
CNA Financial Corp.	401	16,674
CNO Financial Group, Inc.	5,006	80,196
Employers Holdings, Inc.	257	9,905
Enstar Group Ltd. *	68	12,131
Everest Re Group Ltd.	655	162,361
Fidelity National Financial, Inc.	2,851	110,505
First American Financial Corp.	1,324	75,600
Genworth Financial, Inc., Class A *	20,642	80,504
Globe Life, Inc.	1,023	94,791
Horace Mann Educators Corp.	374	14,560
James River Group Holdings Ltd.	421	17,013
Kemper Corp.	395	27,192
Lincoln National Corp.	3,437	156,005
Loews Corp.	4,880	222,674
Markel Corp. *	72	85,075
Marsh & McLennan Cos., Inc.	3,767	393,878
MBIA, Inc. *	3,918	30,560
Mercury General Corp.	421	18,233
MetLife, Inc.	12,199	521,141
National General Holdings Corp.	622	12,110
Old Republic International Corp.	3,894	76,790
Primerica, Inc.	400	44,536
Principal Financial Group, Inc.	3,489	154,877
ProAssurance Corp.	1,151	31,250
Prudential Financial, Inc.	6,232	470,204
Reinsurance Group of America, Inc.	774	94,451
RenaissanceRe Holdings Ltd.	431	73,442
RLI Corp.	270	21,703
Safety Insurance Group, Inc.	158	12,441
Selective Insurance Group, Inc.	397	22,145
Stewart Information Services Corp.	614	22,215
The Allstate Corp.	5,556	584,769
The Hanover Insurance Group, Inc.	443	52,513
The Hartford Financial Services Group, Inc.	4,927	246,104
The Progressive Corp.	3,992	292,055
The Travelers Cos., Inc.	6,849	820,579
United Fire Group, Inc.	221	8,473
Universal Insurance Holdings, Inc.	475	9,828
Unum Group	4,005	93,357
W.R. Berkley Corp.	1,429	95,943
White Mountains Insurance Group Ltd.	70	69,307
Willis Towers Watson plc	629	119,038
		9,220,702

Materials 3.4%
AdvanSix, Inc. *	723	10,505
Air Products & Chemicals, Inc.	1,261	276,928
AK Steel Holding Corp. *	8,686	20,065
Albemarle Corp.	1,345	110,088
Alcoa Corp. *	6,614	91,736
Allegheny Technologies, Inc. *	1,339	22,884
AptarGroup, Inc.	487	49,221
Ashland Global Holdings, Inc.	875	62,598

7
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Avery Dennison Corp.	852	97,545
Axalta Coating Systems Ltd. *	1,692	42,165
Balchem Corp.	150	14,169
Ball Corp.	1,680	118,373
Berry Global Group, Inc. *	1,245	47,260
Boise Cascade Co.	1,373	48,714
Cabot Corp.	1,166	43,585
Carpenter Technology Corp.	824	30,282
Celanese Corp.	1,318	123,549
Century Aluminum Co. *	1,777	10,307
CF Industries Holdings, Inc.	3,332	122,818
Clearwater Paper Corp. *	1,362	37,142
Cleveland-Cliffs, Inc. (b)	4,087	23,745
Commercial Metals Co.	4,385	80,070
Compass Minerals International, Inc.	610	33,276
Constellium SE *	1,193	14,793
Corteva, Inc. *	10,478	285,002
Crown Holdings, Inc. *	1,089	76,774
Domtar Corp.	2,296	66,056
Dow, Inc.	10,519	425,073
DuPont de Nemours, Inc.	10,282	441,098
Eagle Materials, Inc.	412	32,519
Eastman Chemical Co.	3,002	184,653
Ecolab, Inc.	1,600	288,720
Element Solutions, Inc. *	2,765	28,728
Ferro Corp. *	836	9,714
FMC Corp.	639	59,491
Freeport-McMoRan, Inc.	23,006	229,140
GCP Applied Technologies, Inc. *	618	12,032
Graphic Packaging Holding Co.	5,280	71,386
Greif, Inc., Class A	710	25,091
H.B. Fuller Co.	630	24,715
Hecla Mining Co.	7,227	19,079
Huntsman Corp.	4,604	87,200
Ingevity Corp. *	181	8,152
Innospec, Inc.	262	22,673
International Flavors & Fragrances, Inc. (b)	628	75,222
International Paper Co.	7,661	283,151
Kaiser Aluminum Corp.	283	26,758
Kraton Corp. *	544	5,505
Linde plc	3,005	573,985
Louisiana-Pacific Corp.	1,670	47,512
LyondellBasell Industries N.V., Class A	10,490	749,615
Martin Marietta Materials, Inc.	445	101,251
Materion Corp.	319	14,463
Mercer International, Inc.	714	6,326
Minerals Technologies, Inc.	543	24,364
Myers Industries, Inc.	556	7,545
Neenah, Inc.	254	14,674
NewMarket Corp.	88	34,196
Newmont Corp.	4,925	219,803
Nexa Resources S.A.	1,366	10,026
Nucor Corp.	6,674	275,970
O-I Glass, Inc.	5,351	57,791
Olin Corp.	3,155	51,079
Packaging Corp. of America	1,176	106,569
PolyOne Corp.	1,648	40,804
PPG Industries, Inc.	3,065	320,139
Quaker Chemical Corp.	89	14,024
Rayonier Advanced Materials, Inc.	3,042	7,453
Reliance Steel & Aluminum Co.	1,763	180,337
Resolute Forest Products, Inc. *	5,005	13,313
Royal Gold, Inc.	190	18,329
RPM International, Inc.	1,216	77,958
Schnitzer Steel Industries, Inc., Class A	1,140	18,787
Schweitzer-Mauduit International, Inc.	590	19,895
Sealed Air Corp.	2,816	85,353
Sensient Technologies Corp.	615	30,246
Security	Number of Shares	Value ($)
Silgan Holdings, Inc.	1,366	39,109
Sonoco Products Co.	1,413	68,121
Southern Copper Corp.	866	29,141
Steel Dynamics, Inc.	4,144	110,355
Stepan Co.	291	25,559
Summit Materials, Inc., Class A *	1,163	22,725
SunCoke Energy, Inc.	2,220	10,234
The Chemours Co.	2,520	37,447
The Mosaic Co.	12,354	210,389
The Scotts Miracle-Gro Co.	450	47,696
The Sherwin-Williams Co.	418	216,001
Trinseo S.A.	1,205	26,365
Tronox Holdings plc, Class A *	2,176	15,972
United States Steel Corp. (b)	6,363	51,031
US Concrete, Inc. *	230	6,173
Valvoline, Inc.	1,098	21,411
Verso Corp., Class A *	1,389	22,655
Vulcan Materials Co.	673	80,935
W.R. Grace & Co.	600	33,936
Warrior Met Coal, Inc.	1,429	25,322
Westlake Chemical Corp.	504	28,158
Westrock Co.	6,290	209,142
Worthington Industries, Inc.	1,006	31,991
		8,811,425

Media & Entertainment 4.4%
Activision Blizzard, Inc.	6,094	354,244
Alphabet, Inc., Class A *	1,044	1,398,177
Alphabet, Inc., Class C *	1,058	1,417,011
Altice USA, Inc., Class A *	3,990	103,181
AMC Entertainment Holdings, Inc., Class A (b)	2,153	13,478
AMC Networks, Inc., Class A *	825	25,575
Cable One, Inc.	17	26,741
Cars.com, Inc. *	1,529	13,883
Charter Communications, Inc., Class A *	1,109	546,926
Cinemark Holdings, Inc.	1,549	40,212
Comcast Corp., Class A	49,928	2,018,589
Discovery, Inc., Class A *	1,762	45,283
Discovery, Inc., Class C *	3,955	99,271
DISH Network Corp., Class A *	3,053	102,337
Electronic Arts, Inc. *	1,497	151,751
Facebook, Inc., Class A *	4,434	853,412
Fox Corp., Class A	3,888	119,517
Fox Corp., Class B	1,772	53,957
Gannett Co., Inc.	5,666	23,797
Gray Television, Inc. *	721	13,641
IAC/InterActiveCorp *	251	51,189
John Wiley & Sons, Inc., Class A	701	26,070
Liberty Global plc, Class A *	4,524	88,309
Liberty Global plc, Class C *	11,777	218,934
Liberty Latin America Ltd., Class A *	623	9,439
Liberty Latin America Ltd., Class C *	1,617	24,562
Liberty Media Corp. - Liberty Formula One, Class C *	683	26,678
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,836	82,014
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,604	160,811
Liberty TripAdvisor Holdings, Inc., Class A *	1,231	5,361
Lions Gate Entertainment Corp., Class A *	539	4,285
Lions Gate Entertainment Corp., Class B *	784	5,802
Live Nation Entertainment, Inc. *	546	33,180
Meredith Corp.	654	17,233
MSG Networks, Inc., Class A *	556	7,028
National CineMedia, Inc.	2,312	17,779
Netflix, Inc. *	161	59,414
News Corp., Class A	7,534	90,973

8
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
News Corp., Class B	2,326	28,935
Nexstar Media Group, Inc., Class A	278	31,965
Omnicom Group, Inc.	2,576	178,465
Scholastic Corp.	708	22,720
Sinclair Broadcast Group, Inc., Class A	911	21,144
Sirius XM Holdings, Inc.	5,937	37,641
Take-Two Interactive Software, Inc. *	330	35,468
TEGNA, Inc.	3,433	49,161
The Interpublic Group of Cos., Inc.	4,531	96,782
The Madison Square Garden Co., Class A *	87	23,300
The New York Times Co., Class A	646	24,199
The Walt Disney Co.	16,861	1,983,697
TripAdvisor, Inc.	808	18,948
Twitter, Inc. *	702	23,306
ViacomCBS, Inc., Class B	18,241	448,911
Yandex N.V., Class A *	919	37,321
Yelp, Inc. *	366	11,445
Zynga, Inc., Class A *	3,262	21,888
		11,445,340

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
AbbVie, Inc.	13,566	1,162,742
Agilent Technologies, Inc.	1,662	128,090
Alexion Pharmaceuticals, Inc. *	809	76,070
Alkermes plc *	409	8,524
Allergan plc	2,356	449,218
Amgen, Inc.	5,634	1,125,279
Bio-Rad Laboratories, Inc., Class A *	102	35,906
Bio-Techne Corp.	103	19,456
Biogen, Inc. *	1,487	458,576
BioMarin Pharmaceutical, Inc. *	142	12,832
Bristol-Myers Squibb Co.	18,231	1,076,723
Bruker Corp.	503	21,911
Catalent, Inc. *	588	30,300
Charles River Laboratories International, Inc. *	243	37,803
Eli Lilly & Co.	4,612	581,712
Emergent BioSolutions, Inc. *	241	14,142
Gilead Sciences, Inc.	22,546	1,563,791
ICON plc *	326	50,876
Illumina, Inc. *	214	56,853
Incyte Corp. *	105	7,918
IQVIA Holdings, Inc. *	966	134,747
Jazz Pharmaceuticals plc *	370	42,395
Johnson & Johnson	22,496	3,025,262
Mallinckrodt plc *(b)	15,582	66,691
Merck & Co., Inc.	23,099	1,768,459
Mettler-Toledo International, Inc. *	116	81,397
Mylan N.V. *	9,070	155,913
Myriad Genetics, Inc. *	1,193	21,021
PDL BioPharma, Inc. *	7,793	26,496
PerkinElmer, Inc.	561	48,493
Perrigo Co., plc	1,409	71,422
Pfizer, Inc.	70,637	2,360,688
PRA Health Sciences, Inc. *	177	16,673
Prestige Consumer Healthcare, Inc. *	529	19,763
Regeneron Pharmaceuticals, Inc. *	280	124,480
Syneos Health, Inc. *	286	18,118
Taro Pharmaceutical Industries Ltd. *	157	10,571
Thermo Fisher Scientific, Inc.	1,442	419,334
United Therapeutics Corp. *	936	96,371
Vertex Pharmaceuticals, Inc. *	76	17,026
Waters Corp. *	372	72,499
Zoetis, Inc.	1,159	154,414
		15,670,955

Security	Number of Shares	Value ($)
Real Estate 2.5%
Acadia Realty Trust	426	9,730
Alexander & Baldwin, Inc.	992	18,650
Alexandria Real Estate Equities, Inc.	370	56,196
Altisource Portfolio Solutions S.A. *	636	10,106
American Assets Trust, Inc.	260	10,777
American Campus Communities, Inc.	984	42,745
American Homes 4 Rent, Class A	884	22,887
American Tower Corp.	1,119	253,789
Apartment Investment & Management Co., Class A	980	46,883
Apple Hospitality REIT, Inc.	3,009	39,328
AvalonBay Communities, Inc.	623	124,968
Boston Properties, Inc.	1,145	147,636
Brandywine Realty Trust	2,015	27,364
Brixmor Property Group, Inc.	3,498	63,699
Brookfield Property REIT, Inc., Class A	1,261	20,567
Camden Property Trust	533	56,487
CBRE Group, Inc., Class A *	2,403	134,904
Chatham Lodging Trust	571	7,960
Colony Capital, Inc.	8,690	34,412
Columbia Property Trust, Inc.	1,555	29,327
CoreCivic, Inc.	4,118	60,988
CorePoint Lodging, Inc.	1,692	13,468
CoreSite Realty Corp.	112	11,618
Corporate Office Properties Trust	975	24,706
Cousins Properties, Inc.	753	26,875
Crown Castle International Corp.	1,665	238,578
CubeSmart	878	26,577
CyrusOne, Inc.	349	21,142
DiamondRock Hospitality Co.	3,197	29,157
Digital Realty Trust, Inc.	967	116,146
Diversified Healthcare Trust	7,019	44,149
Douglas Emmett, Inc.	811	30,964
Duke Realty Corp.	1,846	59,940
EastGroup Properties, Inc.	128	16,093
Empire State Realty Trust, Inc., Class A	1,298	15,187
EPR Properties	379	22,452
Equinix, Inc.	268	153,510
Equity Commonwealth	671	21,110
Equity LifeStyle Properties, Inc.	575	39,290
Equity Residential	2,103	157,935
Essex Property Trust, Inc.	249	70,557
Extra Space Storage, Inc.	440	44,158
Federal Realty Investment Trust	365	42,464
First Industrial Realty Trust, Inc.	529	20,366
Franklin Street Properties Corp.	2,095	14,937
Front Yard Residential Corp.	818	10,372
Gaming & Leisure Properties, Inc.	1,009	45,072
Global Net Lease, Inc.	500	9,225
Healthcare Realty Trust, Inc.	787	26,994
Healthcare Trust of America, Inc., Class A	1,036	32,261
Healthpeak Properties, Inc.	3,626	114,727
Hersha Hospitality Trust	930	10,723
Highwoods Properties, Inc.	885	39,719
Host Hotels & Resorts, Inc.	11,260	163,045
Hudson Pacific Properties, Inc.	705	22,757
Investors Real Estate Trust	158	11,131
Invitation Homes, Inc.	719	20,628
Iron Mountain, Inc.	3,692	112,274
iStar, Inc.	1,306	19,760
JBG SMITH Properties	357	13,095
Jones Lang LaSalle, Inc.	629	92,947
Kennedy-Wilson Holdings, Inc.	749	15,137
Kilroy Realty Corp.	441	32,056
Kimco Realty Corp.	3,478	60,343
Kite Realty Group Trust	1,094	17,668

9
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Lamar Advertising Co., Class A	679	56,859
Lexington Realty Trust	2,412	25,012
Life Storage, Inc.	255	27,517
LTC Properties, Inc.	195	8,742
Mack-Cali Realty Corp.	1,144	21,713
Medical Properties Trust, Inc.	1,630	34,442
Mid-America Apartment Communities, Inc.	560	72,386
National Health Investors, Inc.	167	13,649
National Retail Properties, Inc.	595	30,256
Newmark Group, Inc., Class A	952	9,092
Office Properties Income Trust	601	17,507
Omega Healthcare Investors, Inc.	1,196	47,362
Outfront Media, Inc.	2,298	60,529
Paramount Group, Inc.	1,786	21,700
Park Hotels & Resorts, Inc.	3,303	60,313
Pebblebrook Hotel Trust	878	17,744
Physicians Realty Trust	586	11,052
Piedmont Office Realty Trust, Inc., Class A	1,864	40,244
PotlatchDeltic Corp.	362	13,300
Prologis, Inc.	2,513	211,796
PS Business Parks, Inc.	94	13,964
Public Storage	596	124,636
QTS Realty Trust, Inc., Class A	299	16,795
Rayonier, Inc.	1,373	36,426
Realogy Holdings Corp.	9,729	90,188
Realty Income Corp.	961	69,567
Regency Centers Corp.	607	34,866
Retail Opportunity Investments Corp.	727	10,905
Retail Properties of America, Inc., Class A	3,088	32,331
RLJ Lodging Trust	2,568	33,923
RPT Realty	1,019	13,206
Ryman Hospitality Properties, Inc.	331	23,008
Sabra Health Care REIT, Inc.	782	15,288
SBA Communications Corp.	190	50,367
Seritage Growth Properties, Class A	254	8,733
Service Properties Trust	3,279	59,284
Simon Property Group, Inc.	1,897	233,483
SITE Centers Corp.	2,779	31,986
SL Green Realty Corp.	920	72,165
Spirit Realty Capital, Inc.	818	37,219
STAG Industrial, Inc.	430	12,031
STORE Capital Corp.	463	15,214
Summit Hotel Properties, Inc.	1,266	11,736
Sun Communities, Inc.	271	41,430
Sunstone Hotel Investors, Inc.	3,256	35,653
Tanger Factory Outlet Centers, Inc.	1,510	18,090
Taubman Centers, Inc.	885	46,073
The GEO Group, Inc.	2,558	37,449
The Howard Hughes Corp. *	154	16,614
The Macerich Co.	2,088	42,637
The St. Joe Co. *	535	10,523
UDR, Inc.	1,241	55,820
Uniti Group, Inc.	4,853	47,365
Urban Edge Properties	945	15,309
Ventas, Inc.	3,069	165,020
VEREIT, Inc.	9,076	78,598
Vornado Realty Trust	1,365	73,137
Washington Prime Group, Inc. (b)	10,006	27,516
Washington Real Estate Investment Trust	708	19,010
Weingarten Realty Investors	1,109	29,865
Welltower, Inc.	3,008	225,059
Weyerhaeuser Co.	8,605	223,558
WP Carey, Inc.	648	50,162
Xenia Hotels & Resorts, Inc.	1,907	28,529
		6,486,669

Security	Number of Shares	Value ($)
Retailing 5.0%
Aaron's, Inc.	976	38,386
Abercrombie & Fitch Co., Class A	3,567	46,835
Advance Auto Parts, Inc.	776	103,192
Amazon.com, Inc. *	485	913,619
American Eagle Outfitters, Inc.	4,383	56,453
Asbury Automotive Group, Inc. *	567	50,259
Ascena Retail Group, Inc. *	3,066	11,651
AutoNation, Inc. *	2,012	85,973
AutoZone, Inc. *	115	118,739
Barnes & Noble Education, Inc. *	3,968	13,134
Bed Bath & Beyond, Inc. (b)	22,779	246,241
Best Buy Co., Inc.	6,117	462,751
Big 5 Sporting Goods Corp.	4,538	10,120
Big Lots, Inc.	3,205	50,671
Booking Holdings, Inc. *	232	393,393
Burlington Stores, Inc. *	208	44,982
Caleres, Inc.	1,628	18,771
CarMax, Inc. *	2,335	203,869
Chico's FAS, Inc.	14,681	58,871
Citi Trends, Inc.	639	12,633
Conn's, Inc. *	496	4,042
Core-Mark Holding Co., Inc.	2,804	64,520
Designer Brands, Inc., Class A	2,862	38,666
Dick's Sporting Goods, Inc.	2,802	102,021
Dillard's, Inc., Class A (b)	913	51,393
Dollar General Corp.	3,190	479,457
Dollar Tree, Inc. *	2,286	189,807
eBay, Inc.	9,502	329,149
Expedia Group, Inc.	884	87,180
Five Below, Inc. *	142	13,767
Foot Locker, Inc.	3,728	135,140
GameStop Corp., Class A (b)	23,529	84,704
Genesco, Inc. *	1,153	39,675
Genuine Parts Co.	2,126	185,472
GNC Holdings, Inc., Class A *(b)	20,656	34,702
Group 1 Automotive, Inc.	875	74,576
Groupon, Inc. *	8,279	11,094
GrubHub, Inc. *	182	8,756
Guess?, Inc.	1,939	31,412
Haverty Furniture Cos., Inc.	705	11,858
Hibbett Sports, Inc. *	1,207	23,561
Kirkland's, Inc. *	3,797	4,480
Kohl's Corp.	7,283	285,129
L Brands, Inc.	8,451	183,049
Lithia Motors, Inc., Class A	472	56,243
LKQ Corp. *	3,921	115,983
Lowe's Cos., Inc.	10,013	1,067,085
Macy's, Inc.	19,563	258,818
MercadoLibre, Inc. *	29	17,865
Monro, Inc.	248	13,918
Murphy USA, Inc. *	1,242	121,095
National Vision Holdings, Inc. *	390	13,580
Nordstrom, Inc.	4,258	147,753
O'Reilly Automotive, Inc. *	608	224,182
Office Depot, Inc.	49,225	115,679
Ollie's Bargain Outlet Holdings, Inc. *	178	9,055
Overstock.com, Inc. *	801	5,174
Party City Holdco, Inc. *	4,413	8,782
Penske Automotive Group, Inc.	1,169	53,797
Pool Corp.	211	44,513
Qurate Retail, Inc., Series A *	18,221	124,267
Rent-A-Center, Inc.	838	17,841
RH *	238	43,173
Ross Stores, Inc.	2,468	268,469
Sally Beauty Holdings, Inc. *	3,802	47,297
Shoe Carnival, Inc.	424	12,682

10
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Signet Jewelers Ltd.	6,617	154,308
Sleep Number Corp. *	551	24,272
Stamps.com, Inc. *	141	19,896
Target Corp.	12,069	1,243,107
The Buckle, Inc.	1,263	28,582
The Cato Corp., Class A	1,236	19,986
The Children's Place, Inc.	336	19,354
The Gap, Inc.	10,072	144,332
The Home Depot, Inc.	9,409	2,049,657
The Michaels Cos., Inc. *	3,251	13,947
The TJX Cos., Inc.	12,523	748,875
Tiffany & Co.	1,283	171,396
Tractor Supply Co.	1,438	127,277
Ulta Salon, Cosmetics & Fragrance, Inc. *	285	73,271
Urban Outfitters, Inc. *	2,594	60,985
Williams-Sonoma, Inc.	1,550	96,704
Zumiez, Inc. *	578	15,334
		13,212,687

Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc. *	279	16,593
Advanced Micro Devices, Inc. *	541	24,605
Amkor Technology, Inc. *	3,212	33,517
Analog Devices, Inc.	1,443	157,359
Applied Materials, Inc.	8,021	466,180
Broadcom, Inc.	1,026	279,708
Brooks Automation, Inc.	346	11,940
Cabot Microelectronics Corp.	115	16,017
Cirrus Logic, Inc. *	795	54,569
Cree, Inc. *	987	44,148
Cypress Semiconductor Corp.	2,008	46,365
Diodes, Inc. *	369	16,240
Entegris, Inc.	600	31,992
First Solar, Inc. *	1,047	47,921
Intel Corp.	54,986	3,052,823
KLA Corp.	1,372	210,890
Kulicke & Soffa Industries, Inc.	803	18,332
Lam Research Corp.	907	266,141
Marvell Technology Group Ltd.	3,510	74,763
Maxim Integrated Products, Inc.	1,988	110,573
Mellanox Technologies Ltd. *	114	13,614
Microchip Technology, Inc.	1,124	101,958
Micron Technology, Inc. *	10,282	540,422
MKS Instruments, Inc.	359	35,968
Monolithic Power Systems, Inc.	78	12,374
NVIDIA Corp.	1,496	404,025
NXP Semiconductor N.V.	2,026	230,336
ON Semiconductor Corp. *	3,337	62,268
Photronics, Inc. *	1,327	16,521
Power Integrations, Inc.	163	14,189
Qorvo, Inc. *	1,313	132,062
QUALCOMM, Inc.	20,339	1,592,544
Rambus, Inc. *	823	11,506
Semtech Corp. *	271	10,702
Silicon Laboratories, Inc. *	169	14,987
Skyworks Solutions, Inc.	1,846	184,932
Synaptics, Inc. *	811	53,567
Teradyne, Inc.	921	54,118
Texas Instruments, Inc.	7,147	815,759
Xilinx, Inc.	1,322	110,374
Xperi Corp.	685	11,775
		9,404,677

Software & Services 6.5%
Accenture plc, Class A	3,678	664,210
ACI Worldwide, Inc. *	705	19,648
Security	Number of Shares	Value ($)
Adobe, Inc. *	685	236,407
Akamai Technologies, Inc. *	1,093	94,555
Alliance Data Systems Corp.	1,022	87,769
Amdocs Ltd.	1,961	125,014
ANSYS, Inc. *	279	67,571
Aspen Technology, Inc. *	188	20,024
Autodesk, Inc. *	358	68,335
Automatic Data Processing, Inc.	1,963	303,755
Black Knight, Inc. *	595	39,692
Blackbaud, Inc.	127	8,611
Booz Allen Hamilton Holding Corp.	1,018	72,583
Broadridge Financial Solutions, Inc.	664	69,295
CACI International, Inc., Class A *	255	62,480
Cadence Design Systems, Inc. *	817	54,036
Cardtronics plc, Class A *	460	16,684
CDK Global, Inc.	1,046	48,137
Cerence, Inc. *	210	4,559
Check Point Software Technologies Ltd. *	755	78,369
Citrix Systems, Inc.	1,144	118,278
Cognizant Technology Solutions Corp., Class A	5,616	342,183
CommVault Systems, Inc. *	284	11,843
Conduent, Inc. *	9,209	30,113
CoreLogic, Inc.	1,012	45,914
CSG Systems International, Inc.	353	15,620
DXC Technology Co.	4,200	101,262
Ebix, Inc.	233	6,161
EPAM Systems, Inc. *	128	28,570
Euronet Worldwide, Inc. *	194	24,064
EVERTEC, Inc.	459	13,623
ExlService Holdings, Inc. *	230	17,170
Fair Isaac Corp. *	95	35,723
Fidelity National Information Services, Inc.	2,191	306,127
Fiserv, Inc. *	3,344	365,700
FleetCor Technologies, Inc. *	223	59,271
Fortinet, Inc. *	200	20,412
Gartner, Inc. *	293	37,911
Genpact Ltd.	1,306	50,229
Global Payments, Inc.	1,086	199,791
GoDaddy, Inc., Class A *	154	10,777
International Business Machines Corp.	19,235	2,503,435
InterXion Holding N.V. *	181	15,365
Intuit, Inc.	876	232,885
j2 Global, Inc.	320	27,946
Jack Henry & Associates, Inc.	428	64,945
KBR, Inc.	1,816	47,143
Leidos Holdings, Inc.	1,542	158,286
LiveRamp Holdings, Inc. *	362	12,829
LogMeIn, Inc.	170	14,490
Manhattan Associates, Inc. *	362	24,384
ManTech International Corp., Class A	379	28,387
Mastercard, Inc., Class A	2,236	648,999
MAXIMUS, Inc.	644	40,585
Microsoft Corp.	34,439	5,579,462
MicroStrategy, Inc., Class A *	77	10,407
Net 1 UEPS Technologies, Inc. *	2,801	9,607
NIC, Inc.	502	9,182
NortonLifeLock, Inc.	9,490	180,595
Nuance Communications, Inc. *	1,569	33,922
Oracle Corp.	26,564	1,313,855
Paychex, Inc.	1,756	136,055
PayPal Holdings, Inc. *	2,168	234,122
Perficient, Inc. *	339	13,889
Perspecta, Inc.	2,264	56,532
Progress Software Corp.	509	18,981
PTC, Inc. *	326	24,629
Sabre Corp.	2,606	35,481
salesforce.com, Inc. *	563	95,935

11
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Science Applications International Corp.	476	38,142
SS&C Technologies Holdings, Inc.	539	29,914
Sykes Enterprises, Inc. *	767	24,299
Synopsys, Inc. *	482	66,482
Teradata Corp. *	2,379	47,437
The Western Union Co.	6,663	149,185
TiVo Corp.	2,215	16,768
Tyler Technologies, Inc. *	72	22,561
Unisys Corp. *	1,330	20,655
Verint Systems, Inc. *	329	18,056
VeriSign, Inc. *	279	52,940
Virtusa Corp. *	205	9,043
Visa, Inc., Class A	5,051	918,070
VMware, Inc., Class A *	276	33,264
WEX, Inc. *	128	23,967
		17,025,592

Technology Hardware & Equipment 8.0%
ADTRAN, Inc.	1,740	13,998
Amphenol Corp., Class A	1,731	158,698
Anixter International, Inc. *	915	89,222
Apple, Inc.	48,912	13,370,584
Arista Networks, Inc. *	81	15,643
Arrow Electronics, Inc. *	2,984	200,107
Avnet, Inc.	6,674	204,758
AVX Corp.	780	16,957
Badger Meter, Inc.	179	10,778
Belden, Inc.	667	26,633
Benchmark Electronics, Inc.	1,564	42,510
CDW Corp.	972	111,022
Ciena Corp. *	795	30,568
Cisco Systems, Inc.	40,701	1,625,191
Cognex Corp.	503	22,404
Coherent, Inc. *	173	22,267
CommScope Holding Co., Inc. *	4,636	51,042
Comtech Telecommunications Corp.	386	10,816
Corning, Inc.	17,501	417,574
CTS Corp.	315	8,212
Dell Technologies, Inc., Class C *	1,150	46,529
Dolby Laboratories, Inc., Class A	396	26,017
EchoStar Corp., Class A *	783	27,342
ePlus, Inc. *	234	17,728
F5 Networks, Inc. *	708	84,925
Fabrinet *	307	16,922
Fitbit, Inc., Class A *	3,307	21,132
Flex Ltd. *	16,705	185,593
FLIR Systems, Inc.	1,019	43,277
Hewlett Packard Enterprise Co.	42,333	541,439
HP, Inc.	20,098	417,837
II-VI, Inc. *	903	26,810
Insight Enterprises, Inc. *	905	49,856
InterDigital, Inc.	435	23,007
IPG Photonics Corp. *	185	23,613
Itron, Inc. *	309	23,435
Jabil, Inc.	5,299	169,833
Juniper Networks, Inc.	8,042	170,651
KEMET Corp.	502	13,092
Keysight Technologies, Inc. *	604	57,235
Knowles Corp. *	1,172	19,479
Littelfuse, Inc.	132	21,078
Lumentum Holdings, Inc. *	264	20,544
Methode Electronics, Inc.	678	20,788
Motorola Solutions, Inc.	1,818	301,206
MTS Systems Corp.	191	7,667
National Instruments Corp.	762	30,693
NCR Corp. *	2,242	56,498
NetApp, Inc.	3,632	169,687
Security	Number of Shares	Value ($)
NETGEAR, Inc. *	467	8,812
NetScout Systems, Inc. *	1,478	37,985
OSI Systems, Inc. *	175	14,222
PC Connection, Inc.	426	17,325
Plantronics, Inc.	728	9,995
Plexus Corp. *	599	39,744
Rogers Corp. *	120	13,920
Sanmina Corp. *	2,593	68,170
ScanSource, Inc. *	1,181	33,576
Seagate Technology plc	7,217	346,055
Stratasys Ltd. *	450	7,200
SYNNEX Corp.	975	121,904
TE Connectivity Ltd.	3,318	274,963
Tech Data Corp. *	1,639	233,377
Trimble, Inc. *	1,502	59,299
TTM Technologies, Inc. *	2,320	30,137
ViaSat, Inc. *	339	19,493
Viavi Solutions, Inc. *	813	10,723
Vishay Intertechnology, Inc.	2,356	44,057
Western Digital Corp.	6,844	380,253
Xerox Holdings Corp.	4,402	141,744
Zebra Technologies Corp., Class A *	140	29,536
		21,025,387

Telecommunication Services 3.6%
AT&T, Inc.	132,091	4,652,245
ATN International, Inc.	144	7,762
CenturyLink, Inc.	46,158	557,127
Cogent Communications Holdings, Inc.	235	17,157
Consolidated Communications Holdings, Inc.	4,779	29,725
Frontier Communications Corp. *	133,729	72,347
GCI Liberty, Inc., Class A *	241	16,656
Intelsat S.A. *	1,549	5,979
Iridium Communications, Inc. *	538	14,564
Shenandoah Telecommunications Co.	300	13,329
Sprint Corp. *	14,259	131,040
T-Mobile US, Inc. *	2,894	260,923
Telephone & Data Systems, Inc.	3,257	65,596
United States Cellular Corp. *	324	10,177
Verizon Communications, Inc.	63,559	3,442,356
Vonage Holdings Corp. *	1,690	15,142
Zayo Group Holdings, Inc. *	1,192	41,708
		9,353,833

Transportation 2.1%
Air Transport Services Group, Inc. *	633	11,331
Alaska Air Group, Inc.	548	27,652
Allegiant Travel Co.	70	9,488
AMERCO	84	27,091
American Airlines Group, Inc.	5,328	101,498
ArcBest Corp.	1,113	22,049
Atlas Corp.	1,913	20,278
Avis Budget Group, Inc. *	4,644	150,350
C.H. Robinson Worldwide, Inc.	2,301	158,539
Copa Holdings S.A., Class A	130	10,808
Costamare, Inc.	1,833	11,970
CSX Corp.	6,841	481,948
Daseke, Inc. *	8,636	28,499
Delta Air Lines, Inc.	2,886	133,131
Echo Global Logistics, Inc. *	732	13,505
Expeditors International of Washington, Inc.	2,320	163,374
FedEx Corp.	5,334	753,001
Forward Air Corp.	347	20,476
Hawaiian Holdings, Inc.	374	7,809
Heartland Express, Inc.	660	11,821
Hertz Global Holdings, Inc. *	9,290	118,819

12
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Hub Group, Inc., Class A *	980	45,305
J.B. Hunt Transport Services, Inc.	989	95,379
JetBlue Airways Corp. *	1,940	30,613
Kansas City Southern	896	135,009
Kirby Corp. *	718	45,773
Knight-Swift Transportation Holdings, Inc.	1,615	51,583
Landstar System, Inc.	508	51,293
Macquarie Infrastructure Corp.	1,485	58,286
Marten Transport Ltd.	604	11,802
Norfolk Southern Corp.	2,472	450,769
Old Dominion Freight Line, Inc.	417	80,815
Ryder System, Inc.	2,334	88,785
Saia, Inc. *	313	27,328
Schneider National, Inc., Class B	878	15,725
Southwest Airlines Co.	2,346	108,362
Spirit Airlines, Inc. *	254	7,226
Union Pacific Corp.	7,160	1,144,240
United Airlines Holdings, Inc. *	1,316	81,052
United Parcel Service, Inc., Class B	5,557	502,853
Werner Enterprises, Inc.	915	30,744
XPO Logistics, Inc. *	1,145	84,696
YRC Worldwide, Inc. *	3,788	8,031
		5,439,106

Utilities 3.8%
AES Corp.	15,976	267,278
ALLETE, Inc.	483	33,322
Alliant Energy Corp.	1,964	102,364
Ameren Corp.	2,618	206,822
American Electric Power Co., Inc.	5,312	474,149
American States Water Co.	220	16,850
American Water Works Co., Inc.	1,116	138,005
Atlantica Yield plc	808	23,359
Atmos Energy Corp.	817	84,355
Avangrid, Inc.	491	24,398
Avista Corp.	900	42,435
Black Hills Corp.	450	32,490
California Water Service Group	308	14,772
CenterPoint Energy, Inc.	6,563	151,080
Chesapeake Utilities Corp.	122	10,431
Clearway Energy, Inc., Class A	222	4,504
Clearway Energy, Inc., Class C	558	11,740
CMS Energy Corp.	2,814	170,022
Consolidated Edison, Inc.	4,124	325,054
Dominion Energy, Inc.	6,019	470,565
DTE Energy Co.	2,000	223,340
Duke Energy Corp.	9,836	901,961
Edison International	4,818	323,721
El Paso Electric Co.	443	30,066
Entergy Corp.	2,437	284,910
Essential Utilities, Inc.	949	40,816
Eversource Energy	3,110	268,891
Exelon Corp.	15,098	650,875
FirstEnergy Corp.	3,565	158,749
Hawaiian Electric Industries, Inc.	1,221	52,308
IDACORP, Inc.	411	39,719
MGE Energy, Inc.	253	18,049
National Fuel Gas Co.	850	31,119
New Jersey Resources Corp.	849	29,978
NextEra Energy, Inc.	3,056	772,435
NiSource, Inc.	3,368	91,003
Northwest Natural Holding Co.	272	17,889
NorthWestern Corp.	517	36,366
NRG Energy, Inc.	2,052	68,147
OGE Energy Corp.	1,961	74,714
ONE Gas, Inc.	434	35,649
Ormat Technologies, Inc.	259	18,047
Security	Number of Shares	Value ($)
Otter Tail Corp.	388	18,861
Pattern Energy Group, Inc., Class A	752	20,342
PG&E Corp. *	36,866	571,423
Pinnacle West Capital Corp.	1,347	120,543
PNM Resources, Inc.	864	40,677
Portland General Electric Co.	1,023	55,661
PPL Corp.	10,854	325,729
Public Service Enterprise Group, Inc.	5,936	304,576
Sempra Energy	2,218	310,032
South Jersey Industries, Inc.	793	21,451
Southwest Gas Holdings, Inc.	551	35,639
Spire, Inc.	429	32,196
The Southern Co.	11,455	691,424
UGI Corp.	2,464	88,803
Unitil Corp.	165	9,296
Vistra Energy Corp.	4,879	93,823
WEC Energy Group, Inc.	2,405	222,054
Xcel Energy, Inc.	5,221	325,373
		10,060,650
Total Common Stock
(Cost $239,088,835)		261,254,634

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	469	203
Total Rights
(Cost $203)		203

Other Investment Companies 0.3% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (d)	28,046	28,046

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.52% (d)	774,735	774,735
Total Other Investment Companies
(Cost $802,781)		802,781

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	5	737,775	(78,578)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $746,446.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

13
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 29, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.7%
Adient plc *	193,407	4,628,230
Aptiv plc	71,551	5,588,849
Autoliv, Inc.	42,459	2,833,289
BorgWarner, Inc.	94,901	2,998,872
Cooper Tire & Rubber Co.	49,754	1,268,229
Dana, Inc.	97,013	1,395,047
Ford Motor Co.	3,572,788	24,866,604
General Motors Co.	1,090,952	33,274,036
Gentex Corp.	67,725	1,808,257
Harley-Davidson, Inc.	79,587	2,425,016
Lear Corp.	39,783	4,423,870
The Goodyear Tire & Rubber Co.	373,485	3,617,202
Thor Industries, Inc.	31,907	2,406,107
Visteon Corp. *	44,547	2,897,337
		94,430,945

Banks 5.6%
Bank of America Corp.	1,503,058	42,837,153
CIT Group, Inc.	72,948	2,896,765
Citigroup, Inc.	798,203	50,653,962
Citizens Financial Group, Inc.	117,578	3,726,047
Comerica, Inc.	31,699	1,668,635
Fifth Third Bancorp	255,669	6,238,324
First Republic Bank	13,299	1,337,481
Huntington Bancshares, Inc.	183,927	2,256,784
JPMorgan Chase & Co.	700,727	81,361,412
KeyCorp	187,485	3,065,380
M&T Bank Corp.	27,871	3,912,531
New York Community Bancorp, Inc.	154,245	1,667,389
People's United Financial, Inc.	75,185	1,051,838
Regions Financial Corp.	265,141	3,584,706
The PNC Financial Services Group, Inc.	112,172	14,178,541
Truist Financial Corp.	296,195	13,666,437
U.S. Bancorp	377,028	17,509,180
Wells Fargo & Co.	1,447,951	59,148,798
		310,761,363

Capital Goods 8.3%
3M Co.	152,286	22,727,163
A.O. Smith Corp.	28,216	1,115,943
Acuity Brands, Inc.	11,070	1,138,660
AECOM *	77,780	3,495,433
AerCap Holdings N.V. *	53,803	2,802,060
AGCO Corp.	37,448	2,262,983
Allison Transmission Holdings, Inc.	38,470	1,561,882
AMETEK, Inc.	31,423	2,702,378
Arconic, Inc.	143,434	4,209,788
Carlisle Cos., Inc.	13,577	1,972,602
Caterpillar, Inc.	146,504	18,201,657
Cummins, Inc.	57,271	8,664,530
Deere & Co.	89,432	13,994,319
Donaldson Co., Inc.	29,387	1,324,766
Dover Corp.	35,130	3,609,256
Eaton Corp. plc	153,055	13,885,150
Security	Number of Shares	Value ($)
EMCOR Group, Inc.	22,582	1,737,007
Emerson Electric Co.	203,249	13,030,293
EnerSys	18,250	1,123,835
Fastenal Co.	104,236	3,566,956
Flowserve Corp.	45,410	1,825,028
Fluor Corp.	251,734	2,346,161
Fortive Corp.	33,329	2,305,034
Fortune Brands Home & Security, Inc.	45,469	2,807,711
GATX Corp.	17,037	1,218,657
General Dynamics Corp.	81,252	12,975,132
General Electric Co.	6,579,131	71,580,945
HD Supply Holdings, Inc. *	37,607	1,429,818
Hexcel Corp.	17,467	1,128,892
Honeywell International, Inc.	130,193	21,113,399
Hubbell, Inc.	15,667	2,087,471
Huntington Ingalls Industries, Inc.	11,771	2,419,294
IDEX Corp.	10,883	1,610,684
Illinois Tool Works, Inc.	85,943	14,419,517
Ingersoll-Rand plc	51,770	6,680,401
Jacobs Engineering Group, Inc.	48,472	4,475,904
Johnson Controls International plc	203,404	7,438,484
L3Harris Technologies, Inc.	43,555	8,612,130
Lincoln Electric Holdings, Inc.	19,179	1,570,568
Lockheed Martin Corp.	41,489	15,345,536
Masco Corp.	54,620	2,256,898
MSC Industrial Direct Co., Inc., Class A	17,897	1,106,393
Nordson Corp.	8,759	1,272,683
Northrop Grumman Corp.	36,908	12,136,827
Oshkosh Corp.	32,737	2,361,975
Owens Corning	47,892	2,705,419
PACCAR, Inc.	112,560	7,530,264
Parker-Hannifin Corp.	34,311	6,339,643
Pentair plc	50,795	2,000,815
Quanta Services, Inc.	78,303	2,985,693
Raytheon Co.	67,142	12,660,296
Regal Beloit Corp.	17,807	1,382,535
Resideo Technologies, Inc. *	106,249	1,142,177
Rockwell Automation, Inc.	24,878	4,565,113
Roper Technologies, Inc.	7,448	2,619,462
Sensata Technologies Holding plc *	29,323	1,196,378
Snap-on, Inc.	15,727	2,276,483
Spirit AeroSystems Holdings, Inc., Class A	29,978	1,584,038
Stanley Black & Decker, Inc.	36,137	5,192,887
Terex Corp.	61,261	1,348,355
Textron, Inc.	95,717	3,886,110
The Boeing Co.	77,863	21,420,890
The Timken Co.	28,975	1,299,239
The Toro Co.	17,618	1,258,454
TransDigm Group, Inc.	6,520	3,636,921
Trinity Industries, Inc.	93,881	1,910,478
United Rentals, Inc. *	36,594	4,847,973
United Technologies Corp.	232,899	30,414,280
Valmont Industries, Inc.	10,019	1,164,408
W.W. Grainger, Inc.	15,412	4,277,446
WABCO Holdings, Inc. *	11,149	1,506,230
Watsco, Inc.	9,521	1,494,607
WESCO International, Inc. *	42,882	1,739,723

14
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Westinghouse Air Brake Technologies Corp.	19,198	1,318,903
Xylem, Inc.	23,816	1,841,929
		463,199,352

Commercial & Professional Services 0.6%
ABM Industries, Inc.	31,949	1,051,761
Cintas Corp.	11,352	3,028,032
Equifax, Inc.	17,145	2,435,276
IAA, Inc. *	25,561	1,091,966
IHS Markit Ltd.	31,665	2,255,815
KAR Auction Services, Inc.	26,370	507,622
ManpowerGroup, Inc.	53,351	4,051,475
Nielsen Holdings plc	196,404	3,576,517
Pitney Bowes, Inc.	302,898	1,035,911
Republic Services, Inc.	44,426	4,009,891
Robert Half International, Inc.	45,831	2,310,341
Verisk Analytics, Inc.	11,006	1,707,141
Waste Management, Inc.	78,978	8,751,552
		35,813,300

Consumer Durables & Apparel 1.5%
Brunswick Corp.	32,256	1,716,019
Capri Holdings Ltd. *	101,472	2,620,007
Carter's, Inc.	18,570	1,698,598
D.R. Horton, Inc.	89,321	4,758,130
Fossil Group, Inc. *	136,632	627,141
Garmin Ltd.	21,794	1,926,372
Hanesbrands, Inc.	133,433	1,766,653
Hasbro, Inc.	25,142	1,942,220
Kontoor Brands, Inc. *	9,936	335,241
Leggett & Platt, Inc.	45,693	1,812,184
Lennar Corp., Class A	56,348	3,400,038
Lululemon Athletica, Inc. *	6,570	1,428,384
Mattel, Inc. *	261,566	3,083,863
Mohawk Industries, Inc. *	24,007	2,908,448
Newell Brands, Inc.	206,489	3,186,125
NIKE, Inc., Class B	205,475	18,365,355
NVR, Inc. *	810	2,970,416
Polaris, Inc.	24,780	2,045,093
PulteGroup, Inc.	108,096	4,345,459
PVH Corp.	34,480	2,555,313
Ralph Lauren Corp.	26,795	2,827,140
Tapestry, Inc.	137,552	3,225,594
Toll Brothers, Inc.	41,920	1,552,298
Under Armour, Inc., Class A *	31,532	447,439
Under Armour, Inc., Class C *	32,702	408,121
VF Corp.	71,304	5,133,888
Whirlpool Corp.	42,139	5,387,893
		82,473,432

Consumer Services 1.7%
Aramark	82,407	2,862,819
Carnival Corp.	152,564	5,104,791
Chipotle Mexican Grill, Inc. *	3,468	2,682,775
Darden Restaurants, Inc.	24,851	2,422,973
Domino's Pizza, Inc.	6,522	2,213,958
H&R Block, Inc.	65,368	1,351,157
Hilton Worldwide Holdings, Inc.	26,100	2,536,920
Las Vegas Sands Corp.	99,995	5,830,708
Marriott International, Inc., Class A	33,161	4,111,964
McDonald's Corp.	155,239	30,142,757
MGM Resorts International	124,824	3,065,677
Norwegian Cruise Line Holdings Ltd. *	40,269	1,500,423
Royal Caribbean Cruises Ltd.	36,966	2,972,436
Security	Number of Shares	Value ($)
Service Corp. International	27,693	1,323,448
Six Flags Entertainment Corp.	23,377	590,971
Starbucks Corp.	162,376	12,735,150
The Wendy's Co.	64,430	1,216,438
Wyndham Destinations, Inc.	34,796	1,388,360
Wynn Resorts Ltd.	22,222	2,399,532
Yum China Holdings, Inc.	68,910	3,017,569
Yum! Brands, Inc.	76,206	6,801,386
		96,272,212

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	17,965	1,351,327
AGNC Investment Corp.	87,452	1,490,182
Ally Financial, Inc.	296,134	7,424,079
American Express Co.	179,401	19,721,552
Ameriprise Financial, Inc.	55,628	7,860,236
Annaly Capital Management, Inc.	318,523	2,822,114
Berkshire Hathaway, Inc., Class B *	369,404	76,222,821
BlackRock, Inc.	20,538	9,509,299
Capital One Financial Corp.	242,752	21,425,292
CME Group, Inc.	24,780	4,926,760
Discover Financial Services	153,051	10,037,085
FactSet Research Systems, Inc.	5,077	1,350,431
Franklin Resources, Inc.	185,611	4,038,895
Intercontinental Exchange, Inc.	37,573	3,352,263
Invesco Ltd.	223,724	3,221,626
Janus Henderson Group plc	54,158	1,148,150
Jefferies Financial Group, Inc.	101,926	2,008,961
Lazard Ltd., Class A	37,587	1,346,366
Legg Mason, Inc.	60,125	2,995,428
LPL Financial Holdings, Inc.	18,739	1,489,376
Moody's Corp.	17,777	4,267,013
Morgan Stanley	287,254	12,935,048
MSCI, Inc.	6,496	1,919,178
Nasdaq, Inc.	14,520	1,489,026
Navient Corp.	279,173	3,135,113
New Residential Investment Corp.	90,247	1,404,243
Northern Trust Corp.	31,945	2,803,493
Raymond James Financial, Inc.	18,968	1,586,294
S&P Global, Inc.	22,260	5,919,157
Santander Consumer USA Holdings, Inc.	59,317	1,447,335
SEI Investments Co.	23,104	1,264,020
Starwood Property Trust, Inc.	53,905	1,195,613
State Street Corp.	123,773	8,430,179
Synchrony Financial	294,664	8,574,722
T. Rowe Price Group, Inc.	57,389	6,772,476
TD Ameritrade Holding Corp.	32,194	1,359,553
The Bank of New York Mellon Corp.	241,707	9,644,109
The Charles Schwab Corp. (a)	90,037	3,669,008
The Goldman Sachs Group, Inc.	136,362	27,377,399
Voya Financial, Inc.	68,249	3,592,627
Waddell & Reed Financial, Inc., Class A	73,776	1,015,158
		293,543,007

Energy 7.3%
Antero Resources Corp. *	377,607	604,171
Apache Corp.	180,110	4,488,341
Baker Hughes Co.	371,421	5,976,164
Cabot Oil & Gas Corp.	60,708	845,662
Chevron Corp.	797,200	74,410,648
Concho Resources, Inc.	25,075	1,705,601
ConocoPhillips	434,470	21,037,037
Devon Energy Corp.	119,397	1,939,007
EOG Resources, Inc.	104,026	6,580,685
Exxon Mobil Corp.	2,218,925	114,141,502
Halliburton Co.	413,144	7,006,922

15
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Helmerich & Payne, Inc.	59,073	2,179,203
Hess Corp.	99,876	5,611,034
HollyFrontier Corp.	122,180	4,115,022
Kinder Morgan, Inc.	621,390	11,912,046
Marathon Oil Corp.	420,018	3,477,749
Marathon Petroleum Corp.	372,818	17,679,030
Murphy Oil Corp.	141,451	2,666,351
Nabors Industries Ltd.	844,222	1,485,831
National Oilwell Varco, Inc.	367,084	6,868,142
Noble Corp. plc *	1,311,135	919,368
Noble Energy, Inc.	151,812	2,403,184
Occidental Petroleum Corp.	420,098	13,754,008
Oceaneering International, Inc. *	126,405	1,332,309
ONEOK, Inc.	56,467	3,767,478
Patterson-UTI Energy, Inc.	146,542	839,686
PBF Energy, Inc., Class A	114,036	2,553,266
Phillips 66	308,286	23,078,290
Pioneer Natural Resources Co.	23,144	2,841,620
QEP Resources, Inc.	255,277	574,373
Range Resources Corp.	227,823	631,070
Schlumberger Ltd.	642,855	17,414,942
SM Energy Co.	106,077	696,926
Targa Resources Corp.	77,647	2,515,763
The Williams Cos., Inc.	260,751	4,967,307
Transocean Ltd. *	589,126	1,973,572
Valaris plc *(b)	387,653	1,430,440
Valero Energy Corp.	406,312	26,918,170
World Fuel Services Corp.	176,656	4,995,832
		408,337,752

Food & Staples Retailing 3.1%
Casey's General Stores, Inc.	14,245	2,322,220
Costco Wholesale Corp.	115,550	32,485,727
Performance Food Group Co. *	47,893	2,030,663
Rite Aid Corp. *(b)	266,487	3,629,553
SpartanNash Co.	101,856	1,266,070
Sysco Corp.	122,610	8,171,957
The Kroger Co.	741,572	20,860,420
US Foods Holding Corp. *	106,747	3,590,969
Walgreens Boots Alliance, Inc.	485,915	22,235,471
Walmart, Inc.	703,303	75,731,667
		172,324,717

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	537,526	21,699,925
Archer-Daniels-Midland Co.	551,028	20,746,204
Brown-Forman Corp., Class B	29,749	1,826,886
Bunge Ltd.	200,964	9,435,260
Campbell Soup Co.	51,767	2,335,727
Coca-Cola European Partners plc	37,420	1,906,923
Conagra Brands, Inc.	159,603	4,259,804
Constellation Brands, Inc., Class A	22,539	3,885,273
Flowers Foods, Inc.	61,210	1,317,851
General Mills, Inc.	191,886	9,402,414
Hormel Foods Corp.	63,040	2,622,464
Ingredion, Inc.	35,236	2,935,159
Kellogg Co.	70,187	4,244,208
McCormick & Co., Inc. Non-Voting Shares	12,443	1,819,042
Molson Coors Beverage Co., Class B	59,591	2,956,309
Mondelez International, Inc., Class A	386,817	20,423,938
Monster Beverage Corp. *	36,170	2,257,370
PepsiCo, Inc.	274,300	36,215,829
Philip Morris International, Inc.	420,661	34,439,516
Sanderson Farms, Inc.	10,680	1,319,621
The Coca-Cola Co.	667,229	35,690,079
The Hershey Co.	21,608	3,111,336
Security	Number of Shares	Value ($)
The J.M. Smucker Co.	39,413	4,059,145
The Kraft Heinz Co.	265,138	6,567,468
Tyson Foods, Inc., Class A	119,397	8,098,698
		243,576,449

Health Care Equipment & Services 5.8%
Abbott Laboratories	185,123	14,260,025
AmerisourceBergen Corp.	60,323	5,086,435
Anthem, Inc.	91,266	23,463,576
Baxter International, Inc.	56,262	4,696,189
Becton Dickinson & Co.	21,278	5,060,334
Boston Scientific Corp. *	66,005	2,467,927
Cardinal Health, Inc.	266,544	13,892,273
Centene Corp. *	120,815	6,405,611
Cerner Corp.	49,861	3,453,872
Cigna Corp.	48,781	8,923,996
Covetrus, Inc. *	38,019	422,391
CVS Health Corp.	868,774	51,414,045
Danaher Corp.	54,688	7,906,791
DaVita, Inc. *	70,639	5,482,999
DENTSPLY SIRONA, Inc.	39,340	1,937,102
Edwards Lifesciences Corp. *	8,922	1,827,583
Encompass Health Corp.	20,108	1,504,883
HCA Healthcare, Inc.	82,546	10,484,168
Henry Schein, Inc. *	48,547	2,958,454
Hologic, Inc. *	28,620	1,348,574
Humana, Inc.	51,716	16,532,571
Intuitive Surgical, Inc. *	6,567	3,506,515
Laboratory Corp. of America Holdings *	20,634	3,625,187
Magellan Health, Inc. *	19,869	1,192,339
McKesson Corp.	144,996	20,279,141
MEDNAX, Inc. *	62,572	1,069,356
Medtronic plc	239,600	24,120,532
Molina Healthcare, Inc. *	11,146	1,365,942
Patterson Cos., Inc.	77,033	1,832,615
Quest Diagnostics, Inc.	50,136	5,317,424
ResMed, Inc.	12,800	2,034,688
STERIS plc	9,446	1,498,325
Stryker Corp.	31,686	6,039,035
Tenet Healthcare Corp. *	77,144	2,027,344
The Cooper Cos., Inc.	4,177	1,355,729
UnitedHealth Group, Inc.	191,920	48,931,923
Universal Health Services, Inc., Class B	29,119	3,603,185
Varian Medical Systems, Inc. *	15,287	1,879,842
Zimmer Biomet Holdings, Inc.	29,172	3,971,768
		323,180,689

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	37,616	2,615,064
Colgate-Palmolive Co.	148,585	10,039,888
Coty, Inc., Class A	115,986	1,070,551
Herbalife Nutrition Ltd. *	28,724	929,509
Kimberly-Clark Corp.	63,705	8,357,459
Nu Skin Enterprises, Inc., Class A	30,625	750,925
The Clorox Co.	18,742	2,987,850
The Estee Lauder Cos., Inc., Class A	22,374	4,107,866
The Procter & Gamble Co.	514,517	58,258,760
		89,117,872

Insurance 3.6%
Aflac, Inc.	225,898	9,679,729
Alleghany Corp. *	3,081	2,071,202
American Financial Group, Inc.	17,722	1,637,867
American International Group, Inc.	707,353	29,822,002
Aon plc	45,760	9,518,080

16
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Arch Capital Group Ltd. *	47,132	1,905,547
Arthur J. Gallagher & Co.	25,329	2,469,324
Assurant, Inc.	20,743	2,501,398
Assured Guaranty Ltd.	62,558	2,552,992
Athene Holding Ltd., Class A *	30,265	1,248,431
Axis Capital Holdings Ltd.	33,213	1,863,914
Chubb Ltd.	80,763	11,713,058
Cincinnati Financial Corp.	26,150	2,438,226
CNO Financial Group, Inc.	116,691	1,869,390
Everest Re Group Ltd.	14,934	3,701,840
Fidelity National Financial, Inc.	65,444	2,536,609
First American Financial Corp.	30,471	1,739,894
Genworth Financial, Inc., Class A *	472,077	1,841,100
Globe Life, Inc.	23,406	2,168,800
Lincoln National Corp.	78,597	3,567,518
Loews Corp.	111,797	5,101,297
Markel Corp. *	1,644	1,942,550
Marsh & McLennan Cos., Inc.	86,464	9,040,676
MetLife, Inc.	279,553	11,942,504
Old Republic International Corp.	89,291	1,760,819
Principal Financial Group, Inc.	79,894	3,546,495
Prudential Financial, Inc.	143,022	10,791,010
Reinsurance Group of America, Inc.	17,800	2,172,134
RenaissanceRe Holdings Ltd.	9,879	1,683,382
The Allstate Corp.	127,319	13,400,325
The Hanover Insurance Group, Inc.	9,946	1,178,999
The Hartford Financial Services Group, Inc.	113,789	5,683,761
The Progressive Corp.	91,709	6,709,430
The Travelers Cos., Inc.	157,297	18,845,754
Unum Group	91,954	2,143,448
W.R. Berkley Corp.	32,817	2,203,333
White Mountains Insurance Group Ltd.	1,628	1,611,883
Willis Towers Watson plc	14,517	2,747,342
		199,352,063

Materials 3.1%
Air Products & Chemicals, Inc.	29,041	6,377,694
Albemarle Corp.	30,844	2,524,581
Alcoa Corp. *	152,017	2,108,476
AptarGroup, Inc.	10,937	1,105,403
Ashland Global Holdings, Inc.	20,076	1,436,237
Avery Dennison Corp.	19,554	2,238,737
Ball Corp.	38,546	2,715,951
Berry Global Group, Inc. *	28,473	1,080,835
Celanese Corp.	30,269	2,837,416
CF Industries Holdings, Inc.	76,499	2,819,753
Commercial Metals Co.	101,696	1,856,969
Corteva, Inc. *	240,587	6,543,966
Crown Holdings, Inc. *	24,974	1,760,667
Domtar Corp.	53,562	1,540,979
Dow, Inc.	241,492	9,758,692
DuPont de Nemours, Inc.	236,122	10,129,634
Eastman Chemical Co.	68,183	4,193,936
Ecolab, Inc.	36,776	6,636,229
FMC Corp.	15,059	1,401,993
Freeport-McMoRan, Inc.	529,179	5,270,623
Graphic Packaging Holding Co.	121,370	1,640,922
Huntsman Corp.	105,794	2,003,738
International Flavors & Fragrances, Inc. (b)	14,459	1,731,899
International Paper Co.	175,649	6,491,987
Linde plc	69,076	13,194,207
LyondellBasell Industries N.V., Class A	240,887	17,213,785
Martin Marietta Materials, Inc.	10,315	2,346,972
Newmont Corp.	112,406	5,016,680
Nucor Corp.	153,805	6,359,837
O-I Glass, Inc.	122,791	1,326,143
Security	Number of Shares	Value ($)
Olin Corp.	72,537	1,174,374
Packaging Corp. of America	27,224	2,467,039
PPG Industries, Inc.	70,226	7,335,106
Reliance Steel & Aluminum Co.	40,495	4,142,234
RPM International, Inc.	28,251	1,811,172
Sealed Air Corp.	64,530	1,955,904
Sonoco Products Co.	32,568	1,570,103
Steel Dynamics, Inc.	95,273	2,537,120
The Mosaic Co.	283,412	4,826,506
The Sherwin-Williams Co.	9,581	4,950,982
United States Steel Corp. (b)	146,199	1,172,516
Vulcan Materials Co.	15,484	1,862,106
Westrock Co.	144,267	4,796,878
		172,266,981

Media & Entertainment 4.5%
Activision Blizzard, Inc.	140,022	8,139,479
Alphabet, Inc., Class A *	23,969	32,100,483
Alphabet, Inc., Class C *	24,295	32,539,022
Altice USA, Inc., Class A *	91,522	2,366,759
Charter Communications, Inc., Class A *	25,438	12,545,258
Cinemark Holdings, Inc.	35,520	922,099
Comcast Corp., Class A	1,146,201	46,340,906
Discovery, Inc., Class A *	40,913	1,051,464
Discovery, Inc., Class C *	90,327	2,267,208
DISH Network Corp., Class A *	70,265	2,355,283
Electronic Arts, Inc. *	34,187	3,465,536
Facebook, Inc., Class A *	101,814	19,596,141
Fox Corp., Class A	89,297	2,744,990
Fox Corp., Class B	41,163	1,253,413
IAC/InterActiveCorp *	5,747	1,172,043
Liberty Global plc, Class A *	103,849	2,027,133
Liberty Global plc, Class C *	270,019	5,019,653
Liberty Media Corp. - Liberty SiriusXM, Class A *	42,067	1,879,133
Liberty Media Corp. - Liberty SiriusXM, Class C *	82,843	3,696,455
Netflix, Inc. *	3,676	1,356,554
News Corp., Class A	173,350	2,093,201
News Corp., Class B	52,959	658,810
Omnicom Group, Inc.	59,051	4,091,053
The Interpublic Group of Cos., Inc.	104,077	2,223,085
The Walt Disney Co.	387,035	45,534,668
ViacomCBS, Inc., Class B	417,670	10,278,859
		247,718,688

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
AbbVie, Inc.	311,437	26,693,265
Agilent Technologies, Inc.	37,952	2,924,961
Alexion Pharmaceuticals, Inc. *	18,508	1,740,307
Allergan plc	54,116	10,318,298
Amgen, Inc.	129,332	25,831,480
Biogen, Inc. *	34,101	10,516,407
Bristol-Myers Squibb Co.	418,125	24,694,463
Eli Lilly & Co.	105,893	13,356,284
Gilead Sciences, Inc.	517,574	35,898,933
Illumina, Inc. *	4,962	1,318,255
IQVIA Holdings, Inc. *	22,092	3,081,613
Johnson & Johnson	516,290	69,430,679
Mallinckrodt plc *(b)	357,380	1,529,586
Merck & Co., Inc.	530,246	40,595,634
Mettler-Toledo International, Inc. *	2,650	1,859,505
Mylan N.V. *	209,886	3,607,940
Perrigo Co., plc	32,261	1,635,310
Pfizer, Inc.	1,621,369	54,186,152
Regeneron Pharmaceuticals, Inc. *	6,443	2,864,365

17
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Thermo Fisher Scientific, Inc.	33,212	9,658,050
United Therapeutics Corp. *	21,442	2,207,668
Waters Corp. *	8,481	1,652,862
Zoetis, Inc.	26,675	3,553,910
		349,155,927

Real Estate 1.8%
Alexandria Real Estate Equities, Inc.	8,753	1,329,406
American Tower Corp.	25,571	5,799,503
AvalonBay Communities, Inc.	14,181	2,844,567
Boston Properties, Inc.	26,203	3,378,615
Brixmor Property Group, Inc.	80,411	1,464,284
Camden Property Trust	12,572	1,332,380
CBRE Group, Inc., Class A *	54,936	3,084,107
CoreCivic, Inc.	94,669	1,402,048
Crown Castle International Corp.	38,403	5,502,766
Digital Realty Trust, Inc.	22,093	2,653,590
Diversified Healthcare Trust	161,207	1,013,992
Duke Realty Corp.	42,951	1,394,619
Equinix, Inc.	6,087	3,486,634
Equity Residential	48,076	3,610,508
Essex Property Trust, Inc.	5,769	1,634,704
Healthpeak Properties, Inc.	83,276	2,634,853
Host Hotels & Resorts, Inc.	255,340	3,697,323
Iron Mountain, Inc.	84,575	2,571,926
Jones Lang LaSalle, Inc.	14,591	2,156,112
Kimco Realty Corp.	79,997	1,387,948
Lamar Advertising Co., Class A	15,569	1,303,748
Mid-America Apartment Communities, Inc.	12,732	1,645,738
Outfront Media, Inc.	52,838	1,391,753
Park Hotels & Resorts, Inc.	75,827	1,384,601
Prologis, Inc.	57,490	4,845,257
Public Storage	13,613	2,846,750
Realogy Holdings Corp.	223,379	2,070,723
Realty Income Corp.	21,959	1,589,612
Service Properties Trust	75,348	1,362,292
Simon Property Group, Inc.	43,591	5,365,180
SL Green Realty Corp.	21,074	1,653,044
The Macerich Co.	47,923	978,588
UDR, Inc.	29,148	1,311,077
Ventas, Inc.	71,000	3,817,670
VEREIT, Inc.	212,017	1,836,067
Vornado Realty Trust	31,236	1,673,625
Welltower, Inc.	68,307	5,110,730
Weyerhaeuser Co.	197,503	5,131,128
WP Carey, Inc.	14,981	1,159,679
		98,857,147

Retailing 5.2%
Aaron's, Inc.	22,559	887,245
Abercrombie & Fitch Co., Class A	80,282	1,054,103
Advance Auto Parts, Inc.	17,774	2,363,587
Amazon.com, Inc. *	11,124	20,954,835
American Eagle Outfitters, Inc.	100,708	1,297,119
AutoNation, Inc. *	46,167	1,972,716
AutoZone, Inc. *	2,608	2,692,786
Bed Bath & Beyond, Inc. (b)	523,487	5,658,894
Best Buy Co., Inc.	140,438	10,624,135
Big Lots, Inc.	73,507	1,162,146
Booking Holdings, Inc. *	5,330	9,037,868
CarMax, Inc. *	54,003	4,715,002
Chico's FAS, Inc.	337,279	1,352,489
Core-Mark Holding Co., Inc.	64,343	1,480,532
Designer Brands, Inc., Class A	65,738	888,120
Dick's Sporting Goods, Inc.	63,952	2,328,492
Security	Number of Shares	Value ($)
Dillard's, Inc., Class A (b)	20,919	1,177,531
Dollar General Corp.	73,103	10,987,381
Dollar Tree, Inc. *	52,743	4,379,251
eBay, Inc.	218,062	7,553,668
Expedia Group, Inc.	20,262	1,998,238
Foot Locker, Inc.	86,596	3,139,105
GameStop Corp., Class A (b)	540,224	1,944,806
Genuine Parts Co.	48,841	4,260,889
Group 1 Automotive, Inc.	20,343	1,733,834
Kohl's Corp.	167,133	6,543,257
L Brands, Inc.	192,621	4,172,171
Lithia Motors, Inc., Class A	10,852	1,293,124
LKQ Corp. *	89,987	2,661,815
Lowe's Cos., Inc.	229,907	24,501,189
Macy's, Inc.	449,119	5,941,844
Murphy USA, Inc. *	28,447	2,773,583
Nordstrom, Inc.	97,767	3,392,515
O'Reilly Automotive, Inc. *	13,989	5,158,024
Office Depot, Inc.	1,130,642	2,657,009
Penske Automotive Group, Inc.	26,623	1,225,190
Qurate Retail, Inc., Series A *	418,332	2,853,024
Ross Stores, Inc.	56,625	6,159,668
Sally Beauty Holdings, Inc. *	87,251	1,085,402
Signet Jewelers Ltd.	151,816	3,540,349
Target Corp.	276,943	28,525,129
The Gap, Inc.	231,108	3,311,778
The Home Depot, Inc.	216,012	47,056,054
The TJX Cos., Inc.	287,692	17,203,982
Tiffany & Co.	29,700	3,967,623
Tractor Supply Co.	32,807	2,903,748
Ulta Salon, Cosmetics & Fragrance, Inc. *	6,541	1,681,626
Urban Outfitters, Inc. *	59,542	1,399,832
Williams-Sonoma, Inc.	35,549	2,217,902
		287,870,610

Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	33,123	3,612,063
Applied Materials, Inc.	184,306	10,711,865
Broadcom, Inc.	23,481	6,401,390
First Solar, Inc. *	23,998	1,098,388
Intel Corp.	1,262,381	70,087,393
KLA Corp.	31,620	4,860,310
Lam Research Corp.	20,828	6,111,560
Marvell Technology Group Ltd.	80,634	1,717,504
Maxim Integrated Products, Inc.	45,537	2,532,768
Microchip Technology, Inc.	25,699	2,331,156
Micron Technology, Inc. *	236,200	12,414,672
NVIDIA Corp.	34,386	9,286,627
NXP Semiconductor N.V.	46,513	5,288,063
ON Semiconductor Corp. *	77,613	1,448,259
Qorvo, Inc. *	30,127	3,030,174
QUALCOMM, Inc.	467,029	36,568,371
Skyworks Solutions, Inc.	42,431	4,250,738
Texas Instruments, Inc.	164,145	18,735,510
Xilinx, Inc.	30,237	2,524,487
		203,011,298

Software & Services 6.6%
Accenture plc, Class A	84,466	15,253,715
Adobe, Inc. *	15,744	5,433,569
Akamai Technologies, Inc. *	25,064	2,168,287
Alliance Data Systems Corp.	23,730	2,037,932
Amdocs Ltd.	44,972	2,866,965
ANSYS, Inc. *	6,369	1,542,508
Autodesk, Inc. *	8,254	1,575,524
Automatic Data Processing, Inc.	45,249	7,001,830

18
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Booz Allen Hamilton Holding Corp.	23,439	1,671,201
Broadridge Financial Solutions, Inc.	15,271	1,593,682
CACI International, Inc., Class A *	5,766	1,412,785
Cadence Design Systems, Inc. *	18,936	1,252,427
CDK Global, Inc.	24,736	1,138,351
Check Point Software Technologies Ltd. *	17,403	1,806,431
Citrix Systems, Inc.	26,464	2,736,113
Cognizant Technology Solutions Corp., Class A	128,941	7,856,375
Conduent, Inc. *	211,528	691,697
DXC Technology Co.	96,391	2,323,987
Fidelity National Information Services, Inc.	50,297	7,027,497
Fiserv, Inc. *	76,766	8,395,130
FleetCor Technologies, Inc. *	5,127	1,362,705
Global Payments, Inc.	24,897	4,580,301
International Business Machines Corp.	441,535	57,465,780
Intuit, Inc.	20,198	5,369,638
Jack Henry & Associates, Inc.	9,735	1,477,189
Leidos Holdings, Inc.	35,449	3,638,840
Mastercard, Inc., Class A	51,303	14,890,696
Microsoft Corp.	790,519	128,071,983
NortonLifeLock, Inc.	217,641	4,141,708
Oracle Corp.	609,870	30,164,170
Paychex, Inc.	40,302	3,122,599
PayPal Holdings, Inc. *	50,043	5,404,144
Perspecta, Inc.	51,955	1,297,316
Sabre Corp.	59,765	813,700
salesforce.com, Inc. *	12,815	2,183,676
Synopsys, Inc. *	11,093	1,530,058
Teradata Corp. *	54,513	1,086,989
The Western Union Co.	153,123	3,428,424
VeriSign, Inc. *	6,352	1,205,292
Visa, Inc., Class A	115,968	21,078,344
		368,099,558

Technology Hardware & Equipment 8.3%
Amphenol Corp., Class A	39,670	3,636,946
Anixter International, Inc. *	21,330	2,079,888
Apple, Inc.	1,122,920	306,961,411
Arrow Electronics, Inc. *	68,564	4,597,902
Avnet, Inc.	153,074	4,696,310
CDW Corp.	22,221	2,538,083
Cisco Systems, Inc.	933,764	37,285,196
CommScope Holding Co., Inc. *	106,484	1,172,389
Corning, Inc.	401,929	9,590,026
Dell Technologies, Inc., Class C *	26,290	1,063,693
F5 Networks, Inc. *	16,238	1,947,748
Flex Ltd. *	381,235	4,235,521
FLIR Systems, Inc.	23,290	989,126
Hewlett Packard Enterprise Co.	969,149	12,395,416
HP, Inc.	461,281	9,590,032
Jabil, Inc.	122,494	3,925,933
Juniper Networks, Inc.	187,138	3,971,068
Keysight Technologies, Inc. *	13,630	1,291,579
Motorola Solutions, Inc.	41,750	6,917,140
NCR Corp. *	51,466	1,296,943
NetApp, Inc.	83,425	3,897,616
Sanmina Corp. *	59,502	1,564,308
Seagate Technology plc	165,831	7,951,596
SYNNEX Corp.	22,178	2,772,915
TE Connectivity Ltd.	76,466	6,336,737
Tech Data Corp. *	37,599	5,353,722
Trimble, Inc. *	35,081	1,384,998
Western Digital Corp.	157,185	8,733,199
Xerox Holdings Corp.	101,139	3,256,676
		461,434,117

Security	Number of Shares	Value ($)
Telecommunication Services 3.8%
AT&T, Inc.	3,032,250	106,795,845
CenturyLink, Inc.	1,058,543	12,776,614
Frontier Communications Corp. *(b)	3,068,382	1,659,995
Sprint Corp. *	327,732	3,011,857
T-Mobile US, Inc. *	66,865	6,028,548
Telephone & Data Systems, Inc.	74,884	1,508,164
Verizon Communications, Inc.	1,458,553	78,995,230
		210,776,253

Transportation 2.1%
American Airlines Group, Inc.	121,431	2,313,260
Avis Budget Group, Inc. *	106,637	3,452,373
C.H. Robinson Worldwide, Inc.	52,790	3,637,231
CSX Corp.	157,076	11,066,004
Delta Air Lines, Inc.	66,206	3,054,083
Expeditors International of Washington, Inc.	52,961	3,729,514
FedEx Corp.	122,585	17,305,324
Hertz Global Holdings, Inc. *	213,352	2,728,772
J.B. Hunt Transport Services, Inc.	22,853	2,203,943
Kansas City Southern	20,738	3,124,802
Kirby Corp. *	16,530	1,053,787
Knight-Swift Transportation Holdings, Inc.	36,974	1,180,950
Landstar System, Inc.	11,841	1,195,586
Macquarie Infrastructure Corp.	34,064	1,337,012
Norfolk Southern Corp.	56,671	10,333,957
Old Dominion Freight Line, Inc.	9,548	1,850,402
Ryder System, Inc.	53,584	2,038,335
Southwest Airlines Co.	53,819	2,485,900
Union Pacific Corp.	164,527	26,293,060
United Airlines Holdings, Inc. *	30,169	1,858,109
United Parcel Service, Inc., Class B	127,387	11,527,250
XPO Logistics, Inc. *	26,244	1,941,269
		115,710,923

Utilities 3.8%
AES Corp.	367,058	6,140,880
Alliant Energy Corp.	44,957	2,343,159
Ameren Corp.	59,690	4,715,510
American Electric Power Co., Inc.	122,209	10,908,375
American Water Works Co., Inc.	25,796	3,189,933
Atmos Energy Corp.	18,678	1,928,504
CenterPoint Energy, Inc.	152,153	3,502,562
CMS Energy Corp.	65,082	3,932,254
Consolidated Edison, Inc.	95,041	7,491,132
Dominion Energy, Inc.	137,876	10,779,146
DTE Energy Co.	45,484	5,079,198
Duke Energy Corp.	225,621	20,689,446
Edison International	110,726	7,439,680
Entergy Corp.	56,265	6,577,941
Eversource Energy	71,422	6,175,146
Exelon Corp.	346,515	14,938,262
FirstEnergy Corp.	81,878	3,646,027
NextEra Energy, Inc.	70,120	17,723,531
NiSource, Inc.	77,345	2,089,862
NRG Energy, Inc.	47,155	1,566,018
OGE Energy Corp.	44,692	1,702,765
PG&E Corp. *	846,759	13,124,764
Pinnacle West Capital Corp.	30,879	2,763,362
Portland General Electric Co.	23,361	1,271,072
PPL Corp.	249,176	7,477,772
Public Service Enterprise Group, Inc.	136,177	6,987,242
Sempra Energy	50,900	7,114,802
The Southern Co.	262,774	15,861,039

19
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
UGI Corp.	56,610	2,040,224
Vistra Energy Corp.	112,020	2,154,145
WEC Energy Group, Inc.	55,139	5,090,984
Xcel Energy, Inc.	119,403	7,441,195
		213,885,932
Total Common Stock
(Cost $5,300,726,417)		5,541,170,587

Other Investment Companies 0.3% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (c)	1,793,521	1,793,521

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)	15,731,340	15,731,340
Total Other Investment Companies
(Cost $17,524,861)		17,524,861

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	109	16,083,495	(1,970,922)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $15,295,761.
(c)	The rate shown is the 7-day yield.
20
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 29, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.7%
American Axle & Manufacturing Holdings, Inc. *	836,342	5,294,045
Cooper-Standard Holding, Inc. *	188,057	3,249,625
Delphi Technologies plc *	559,167	7,895,438
Dorman Products, Inc. *	46,199	2,801,507
Garrett Motion, Inc. *	278,814	1,934,969
Gentherm, Inc. *	73,575	3,000,389
LCI Industries	65,524	6,326,342
Modine Manufacturing Co. *	235,081	1,753,704
Standard Motor Products, Inc.	67,873	2,986,412
Stoneridge, Inc. *	54,606	1,206,793
Superior Industries International, Inc.	575,378	1,495,983
Tenneco, Inc., Class A	631,214	5,788,232
Tesla, Inc. *	11,459	7,654,498
Veoneer, Inc. *	111,801	1,376,270
Winnebago Industries, Inc.	79,234	4,111,452
		56,875,659

Banks 7.3%
Associated Banc-Corp.	243,261	4,118,409
Atlantic Union Bankshares Corp.	54,973	1,634,897
BancorpSouth Bank	110,462	2,703,005
Bank of Hawaii Corp.	55,854	4,156,655
Bank OZK	129,384	3,285,060
BankUnited, Inc.	167,053	4,961,474
Banner Corp.	32,909	1,501,967
BOK Financial Corp.	44,577	3,227,375
Boston Private Financial Holdings, Inc.	152,237	1,485,072
Capitol Federal Financial, Inc.	212,003	2,587,497
Cathay General Bancorp	90,665	2,790,669
Central Pacific Financial Corp.	60,278	1,441,850
Columbia Banking System, Inc.	77,726	2,580,503
Commerce Bancshares, Inc.	96,585	5,895,548
Community Bank System, Inc.	40,975	2,491,690
Cullen/Frost Bankers, Inc.	62,841	4,926,106
CVB Financial Corp.	87,611	1,624,308
East West Bancorp, Inc.	187,437	7,261,309
Essent Group Ltd.	50,263	2,193,477
F.N.B. Corp.	441,531	4,455,048
First BanCorp	214,656	1,704,369
First Citizens BancShares, Inc., Class A	7,161	3,246,153
First Commonwealth Financial Corp.	132,716	1,566,049
First Financial Bancorp	79,976	1,647,506
First Financial Bankshares, Inc.	66,362	1,907,244
First Hawaiian, Inc.	136,183	3,261,583
First Horizon National Corp.	298,990	3,985,537
First Midwest Bancorp, Inc.	109,552	1,988,369
Fulton Financial Corp.	289,495	4,183,203
Glacier Bancorp, Inc.	78,491	2,926,929
Great Western Bancorp, Inc.	83,044	2,231,392
Hancock Whitney Corp.	124,159	4,159,327
Hilltop Holdings, Inc.	100,470	2,092,790
Home BancShares, Inc.	148,033	2,481,033
Hope Bancorp, Inc.	178,606	2,180,779
IBERIABANK Corp.	48,019	2,890,264
Security	Number of Shares	Value ($)
Independent Bank Corp.	21,699	1,465,333
International Bancshares Corp.	76,947	2,623,893
Investors Bancorp, Inc.	312,573	3,294,519
MGIC Investment Corp.	489,675	5,890,790
National Bank Holdings Corp., Class A	45,555	1,393,527
NBT Bancorp, Inc.	58,111	1,957,760
Northwest Bancshares, Inc.	144,083	2,001,313
Ocwen Financial Corp. *	1,835,041	2,293,801
OFG Bancorp	91,984	1,539,812
Old National Bancorp	178,697	2,816,265
PacWest Bancorp	208,142	6,585,613
Park National Corp.	20,797	1,815,994
Pinnacle Financial Partners, Inc.	38,094	2,005,268
Popular, Inc.	137,736	6,608,573
Prosperity Bancshares, Inc.	98,527	6,364,844
Provident Financial Services, Inc.	80,254	1,603,475
Radian Group, Inc.	269,180	5,717,383
Signature Bank	45,564	5,700,056
Simmons First National Corp., Class A	65,342	1,397,012
South State Corp.	32,330	2,202,320
Sterling Bancorp	102,430	1,698,289
SVB Financial Group *	35,766	7,445,051
Synovus Financial Corp.	212,758	6,174,237
TCF Financial Corp.	218,373	7,957,512
Texas Capital Bancshares, Inc. *	51,510	2,425,091
The Bank of NT Butterfield & Son Ltd.	66,386	1,837,564
Trustmark Corp.	92,297	2,482,789
UMB Financial Corp.	49,180	2,859,817
Umpqua Holdings Corp.	377,370	5,807,724
United Bankshares, Inc.	108,073	3,121,148
United Community Banks, Inc.	72,141	1,786,933
Valley National Bancorp	391,446	3,640,448
Walker & Dunlop, Inc.	49,198	3,190,490
Washington Federal, Inc.	160,048	4,799,840
Webster Financial Corp.	107,784	4,092,558
WesBanco, Inc.	50,800	1,554,988
Westamerica Bancorp	28,081	1,623,643
Western Alliance Bancorp	62,375	2,871,745
Wintrust Financial Corp.	59,194	3,161,552
Zions Bancorp NA	182,237	7,280,368
		248,863,784

Capital Goods 12.4%
AAON, Inc.	40,335	2,218,828
AAR Corp.	135,106	4,667,912
Aegion Corp. *	166,518	2,998,989
Air Lease Corp.	153,532	5,889,488
Aircastle Ltd.	176,102	5,608,849
Alamo Group, Inc.	23,175	2,567,095
Albany International Corp., Class A	30,706	1,967,333
Allegion plc	59,993	6,898,595
Altra Industrial Motion Corp.	71,483	2,153,068
American Woodmark Corp. *	25,521	2,137,894
Apogee Enterprises, Inc.	94,892	2,864,789
Applied Industrial Technologies, Inc.	132,936	7,841,895
Arcosa, Inc.	223,827	9,615,608
Argan, Inc.	43,409	1,811,458
Armstrong World Industries, Inc.	46,816	4,688,622
Astec Industries, Inc.	113,072	4,245,854

21
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Atkore International Group, Inc. *	101,833	3,758,656
AZZ, Inc.	76,888	2,836,398
Barnes Group, Inc.	97,200	5,219,640
Beacon Roofing Supply, Inc. *	208,353	6,188,084
BMC Stock Holdings, Inc. *	198,274	4,863,661
Briggs & Stratton Corp. (a)	555,298	1,760,295
Builders FirstSource, Inc. *	194,748	4,422,727
BWX Technologies, Inc.	112,572	6,173,448
Caesarstone Ltd.	106,428	1,150,487
Chart Industries, Inc. *	37,415	2,129,662
Colfax Corp. *	276,051	9,239,427
Comfort Systems USA, Inc.	82,398	3,478,844
Crane Co.	87,492	5,945,081
Cubic Corp.	41,437	2,255,830
Curtiss-Wright Corp.	69,025	8,278,858
DXP Enterprises, Inc. *	58,359	1,656,812
Dycom Industries, Inc. *	118,408	3,500,140
Encore Wire Corp.	73,322	3,590,578
Enerpac Tool Group Corp.	182,469	3,899,363
EnPro Industries, Inc.	41,678	2,248,528
ESCO Technologies, Inc.	29,463	2,678,776
Federal Signal Corp.	100,417	2,912,093
Franklin Electric Co., Inc.	78,587	4,062,162
Gardner Denver Holdings, Inc. *	63,817	2,092,559
Generac Holdings, Inc. *	89,079	9,174,246
Gibraltar Industries, Inc. *	54,376	2,755,232
GMS, Inc. *	126,506	2,890,662
Graco, Inc.	172,018	8,483,928
Granite Construction, Inc.	169,290	3,439,973
Griffon Corp.	160,212	2,787,689
H&E Equipment Services, Inc.	120,817	2,870,612
HEICO Corp.	15,305	1,650,644
HEICO Corp., Class A	31,072	2,744,590
Herc Holdings, Inc. *	67,339	2,469,995
Hillenbrand, Inc.	190,600	4,460,040
Hyster-Yale Materials Handling, Inc.	54,165	2,607,503
Insteel Industries, Inc.	79,859	1,588,396
ITT, Inc.	146,762	8,827,734
JELD-WEN Holding, Inc. *	148,166	2,785,521
John Bean Technologies Corp.	23,004	2,228,167
Kaman Corp.	57,491	3,188,451
Kennametal, Inc.	189,313	5,262,901
Lennox International, Inc.	33,070	7,544,259
Lindsay Corp.	30,062	2,977,040
Lydall, Inc. *	82,191	978,895
Masonite International Corp. *	88,980	6,540,030
MasTec, Inc. *	148,491	7,287,938
Meritor, Inc. *	122,482	2,779,117
Moog, Inc., Class A	87,454	6,744,452
MRC Global, Inc. *	416,335	3,622,115
Mueller Industries, Inc.	261,223	7,309,020
Mueller Water Products, Inc., Class A	299,155	3,275,747
MYR Group, Inc. *	90,166	2,300,135
National Presto Industries, Inc.	16,033	1,259,873
NOW, Inc. *	617,010	5,448,198
nVent Electric plc	347,672	8,347,605
Patrick Industries, Inc.	49,534	2,616,881
Primoris Services Corp.	190,866	3,622,637
Proto Labs, Inc. *	15,114	1,324,591
Quanex Building Products Corp.	120,824	2,029,843
Raven Industries, Inc.	59,643	1,712,351
RBC Bearings, Inc. *	17,008	2,911,600
Rexnord Corp.	183,230	5,342,987
Rush Enterprises, Inc., Class A	147,944	6,201,812
Simpson Manufacturing Co., Inc.	64,010	5,084,314
SiteOne Landscape Supply, Inc. *	30,004	2,977,897
SPX FLOW, Inc. *	106,162	3,904,638
Standex International Corp.	31,697	2,010,541
Security	Number of Shares	Value ($)
Teledyne Technologies, Inc. *	30,492	10,285,561
Tennant Co.	35,610	2,547,539
Textainer Group Holdings Ltd. *	203,318	1,677,374
The Greenbrier Cos., Inc.	241,611	5,854,235
The Manitowoc Co., Inc. *	100,606	1,254,557
The Middleby Corp. *	59,453	6,647,440
Titan International, Inc.	461,477	1,024,479
Titan Machinery, Inc. *	128,310	1,297,214
Trex Co., Inc. *	32,703	3,128,042
TriMas Corp. *	74,119	1,878,917
Triton International Ltd.	111,827	3,843,494
Triumph Group, Inc.	138,092	2,623,748
Tutor Perini Corp. *	464,161	6,730,334
Univar Solutions, Inc. *	364,947	6,200,450
Universal Forest Products, Inc.	226,898	10,632,440
Vectrus, Inc. *	44,589	2,322,641
Veritiv Corp. *	226,102	2,722,268
Wabash National Corp.	353,993	3,886,843
Watts Water Technologies, Inc., Class A	40,556	3,808,614
Welbilt, Inc. *	136,126	1,799,586
Woodward, Inc.	67,976	7,015,123
		426,070,085

Commercial & Professional Services 5.2%
ACCO Brands Corp.	437,429	3,503,806
Advanced Disposal Services, Inc. *	116,542	3,852,878
ASGN, Inc. *	98,741	5,007,156
Brady Corp., Class A	73,682	3,488,106
CBIZ, Inc. *	89,538	2,331,570
Cimpress plc *	18,160	2,114,006
Clean Harbors, Inc. *	107,500	7,473,400
Copart, Inc. *	101,427	8,568,553
CoStar Group, Inc. *	6,698	4,471,518
Covanta Holding Corp.	330,142	4,410,697
Deluxe Corp.	186,559	6,212,415
Exponent, Inc.	32,354	2,382,872
FTI Consulting, Inc. *	63,569	7,157,234
Harsco Corp. *	152,773	1,831,748
Healthcare Services Group, Inc.	172,288	4,744,811
Herman Miller, Inc.	146,103	5,002,567
HNI Corp.	161,799	5,311,861
Huron Consulting Group, Inc. *	42,925	2,547,169
ICF International, Inc.	36,512	2,774,182
InnerWorkings, Inc. *	349,341	1,096,931
Insperity, Inc.	24,295	1,634,325
Interface, Inc.	214,865	3,134,880
Kelly Services, Inc., Class A	335,870	5,578,801
Kforce, Inc.	73,125	2,227,387
Knoll, Inc.	127,503	2,249,153
Korn Ferry	103,413	3,617,387
Matthews International Corp., Class A	90,144	2,664,657
McGrath RentCorp	44,167	3,067,398
Mobile Mini, Inc.	79,677	3,106,606
MSA Safety, Inc.	32,832	3,994,669
Quad/Graphics, Inc.	495,552	2,378,650
R.R. Donnelley & Sons Co.	1,727,553	3,282,351
Resources Connection, Inc.	148,832	1,864,865
Rollins, Inc.	97,609	3,654,481
SP Plus Corp. *	78,008	2,848,072
Steelcase, Inc., Class A	361,074	5,856,620
Stericycle, Inc. *	157,463	9,043,100
Team, Inc. *	120,938	1,539,541
Tetra Tech, Inc.	84,785	6,856,563
The Brink's Co.	54,345	4,254,670
TransUnion	85,643	7,615,376
TrueBlue, Inc. *	223,955	3,332,450
UniFirst Corp.	29,454	5,472,848

22
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
US Ecology, Inc.	29,417	1,237,279
Viad Corp.	49,202	2,469,940
		177,265,549

Consumer Durables & Apparel 4.0%
Acushnet Holdings Corp.	74,757	1,902,566
American Outdoor Brands Corp. *	365,855	3,643,916
Beazer Homes USA, Inc. *	173,077	2,121,924
Callaway Golf Co.	158,577	2,692,637
Cavco Industries, Inc. *	11,888	2,398,047
Columbia Sportswear Co.	41,056	3,337,853
Crocs, Inc. *	73,680	1,928,206
Deckers Outdoor Corp. *	53,771	9,345,400
Ethan Allen Interiors, Inc.	145,725	1,923,570
G-III Apparel Group Ltd. *	195,347	4,367,959
Helen of Troy Ltd. *	45,360	7,466,256
iRobot Corp. *(a)	34,798	1,669,956
KB Home	185,642	6,050,073
La-Z-Boy, Inc.	179,756	5,150,009
M.D.C Holdings, Inc.	130,631	5,139,024
M/I Homes, Inc. *	89,037	3,314,847
Meritage Homes Corp. *	110,425	7,007,570
Movado Group, Inc.	63,752	937,154
Oxford Industries, Inc.	46,982	2,837,243
Skechers U.S.A., Inc., Class A *	259,608	8,587,833
Steven Madden Ltd.	209,798	6,860,395
Sturm Ruger & Co., Inc.	75,622	3,632,881
Taylor Morrison Home Corp., Class A *	468,070	10,540,936
Tempur Sealy International, Inc. *	67,465	5,043,009
TopBuild Corp. *	62,212	6,283,412
TRI Pointe Group, Inc. *	424,915	6,513,947
Tupperware Brands Corp.	501,426	1,429,064
Unifi, Inc. *	86,219	1,842,500
Universal Electronics, Inc. *	46,379	1,958,121
Vista Outdoor, Inc. *	735,308	5,404,514
Wolverine World Wide, Inc.	203,984	5,362,739
		136,693,561

Consumer Services 5.1%
Adtalem Global Education, Inc. *	167,146	5,159,797
American Public Education, Inc. *	63,419	1,411,707
Arcos Dorados Holdings, Inc., Class A	489,954	3,155,304
BJ's Restaurants, Inc.	75,913	2,501,333
Bloomin' Brands, Inc.	314,755	5,662,442
Boyd Gaming Corp.	183,025	4,888,598
Bright Horizons Family Solutions, Inc. *	39,267	6,170,809
Brinker International, Inc.	206,848	7,105,229
Caesars Entertainment Corp. *	257,434	3,271,986
Choice Hotels International, Inc.	24,454	2,232,161
Churchill Downs, Inc.	38,355	4,818,922
Cracker Barrel Old Country Store, Inc.	43,735	6,268,538
Dave & Buster's Entertainment, Inc.	67,185	2,217,777
Denny's Corp. *	85,261	1,484,394
Dine Brands Global, Inc.	32,390	2,651,122
Dunkin' Brands Group, Inc.	78,304	5,208,782
Eldorado Resorts, Inc. *	36,201	1,816,566
Extended Stay America, Inc.	524,570	5,759,779
frontdoor, Inc. *	72,639	3,079,894
Graham Holdings Co., Class B	10,805	5,433,618
Grand Canyon Education, Inc. *	40,651	3,279,723
Hilton Grand Vacations, Inc. *	124,266	3,312,932
Houghton Mifflin Harcourt Co. *	583,367	3,191,017
Hyatt Hotels Corp., Class A	100,808	7,721,893
International Game Technology plc	545,675	5,805,982
Jack in the Box, Inc.	90,154	6,208,004
K12, Inc. *	118,779	2,361,327
Security	Number of Shares	Value ($)
Laureate Education, Inc., Class A *	201,285	3,764,030
Marriott Vacations Worldwide Corp.	57,312	5,546,655
Papa John's International, Inc.	34,802	2,004,943
Penn National Gaming, Inc. *	264,472	7,820,437
Perdoceo Education Corp. *	98,587	1,471,904
Red Rock Resorts, Inc., Class A	131,888	2,718,212
Regis Corp. *	193,603	2,470,374
Scientific Games Corp., Class A *	121,229	2,211,217
SeaWorld Entertainment, Inc. *	87,563	2,382,589
ServiceMaster Global Holdings, Inc. *	92,194	3,297,779
Strategic Education, Inc.	12,017	1,771,065
Texas Roadhouse, Inc.	115,925	6,517,303
The Cheesecake Factory, Inc.	176,793	6,299,135
Vail Resorts, Inc.	30,829	6,554,554
WW International, Inc. *	64,792	1,943,760
Wyndham Hotels & Resorts, Inc.	103,833	5,290,291
		174,243,884

Diversified Financials 4.5%
Apollo Commercial Real Estate Finance, Inc.	106,603	1,726,969
Artisan Partners Asset Management, Inc., Class A	86,651	2,476,486
BGC Partners, Inc., Class A	418,464	1,950,042
Blackstone Mortgage Trust, Inc., Class A	106,095	3,825,786
Cannae Holdings, Inc. *	177,117	6,604,693
Capstead Mortgage Corp.	282,809	2,007,944
Cboe Global Markets, Inc.	68,359	7,792,926
Chimera Investment Corp.	439,807	8,642,207
Cohen & Steers, Inc.	33,116	2,074,717
Credit Acceptance Corp. *	9,877	3,982,406
Donnelley Financial Solutions, Inc. *	165,548	1,440,268
E*TRADE Financial Corp.	184,210	8,433,134
Eaton Vance Corp.	200,305	8,264,584
Encore Capital Group, Inc. *	45,016	1,672,795
Enova International, Inc. *	90,165	1,732,971
Equitable Holdings, Inc.	317,570	6,795,998
Evercore, Inc., Class A	89,672	5,973,949
Federated Hermes, Inc.,	213,444	6,157,859
FGL Holdings	205,269	2,348,277
FirstCash, Inc.	44,555	3,427,171
Green Dot Corp., Class A *	55,805	1,906,299
Greenhill & Co., Inc.	134,725	1,969,679
Houlihan Lokey, Inc.	37,429	1,917,113
Invesco Mortgage Capital, Inc.	238,986	3,842,895
Ladder Capital Corp., Class A	137,223	2,092,651
MarketAxess Holdings, Inc.	10,473	3,396,708
MFA Financial, Inc.	677,852	4,900,870
Moelis & Co., Class A	59,459	1,900,310
Morningstar, Inc.	16,668	2,448,529
Nelnet, Inc., Class A	48,677	2,584,749
New York Mortgage Trust, Inc.	389,478	2,220,025
OneMain Holdings, Inc.	207,237	7,615,960
PennyMac Mortgage Investment Trust	175,291	3,628,524
Piper Sandler Cos.	25,138	1,761,671
PRA Group, Inc. *	125,852	4,885,575
Redwood Trust, Inc.	166,637	2,846,160
SLM Corp.	668,225	6,929,493
Stifel Financial Corp.	62,112	3,381,377
Two Harbors Investment Corp.	384,098	5,204,528
WisdomTree Investments, Inc.	328,905	1,335,354
World Acceptance Corp. *	23,694	1,850,501
		155,950,153

23
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Energy 3.3%
Apergy Corp. *(a)	152,083	2,828,744
Arch Coal, Inc., Class A	56,659	2,852,781
Archrock, Inc.	403,921	2,847,643
Cheniere Energy, Inc. *	27,805	1,426,118
Chesapeake Energy Corp. *(a)	2,203,545	605,975
Cimarex Energy Co.	114,310	3,777,945
CNX Resources Corp. *	731,384	3,883,649
CONSOL Energy, Inc. *	179,123	1,019,210
Continental Resources, Inc.	122,510	2,321,565
Core Laboratories N.V.	92,485	2,482,297
Cosan Ltd., A Shares *	522,648	9,543,552
CVR Energy, Inc.	75,433	2,143,806
Delek US Holdings, Inc.	246,829	5,277,204
Denbury Resources, Inc. *	1,250,702	941,028
Diamond Offshore Drilling, Inc. *(a)	914,110	2,788,035
Diamondback Energy, Inc.	37,624	2,332,688
Dril-Quip, Inc. *	119,854	4,269,199
EQT Corp.	607,461	3,565,796
Equitrans Midstream Corp.	331,347	2,339,310
Exterran Corp. *	280,362	1,429,846
Frank's International N.V. *	308,904	1,210,904
Green Plains, Inc.	468,981	5,623,082
Helix Energy Solutions Group, Inc. *	345,846	2,320,627
International Seaways, Inc. *	83,396	1,658,746
Kosmos Energy Ltd.	276,356	842,886
Matrix Service Co. *	136,148	1,644,668
Newpark Resources, Inc. *	342,439	1,201,961
Oasis Petroleum, Inc. *	1,704,302	2,786,534
Oil States International, Inc. *	384,390	3,040,525
Par Pacific Holdings, Inc. *	87,713	1,455,159
Parsley Energy, Inc., Class A	138,574	1,856,892
PDC Energy, Inc. *	117,294	2,232,105
Peabody Energy Corp.	291,610	1,703,002
Renewable Energy Group, Inc. *	232,714	6,155,285
REX American Resources Corp. *	26,555	1,859,116
RPC, Inc.	379,913	1,306,901
SandRidge Energy, Inc. *	357,451	736,349
Scorpio Tankers, Inc.	102,076	2,019,063
SEACOR Holdings, Inc. *	48,450	1,807,185
SFL Corp., Ltd.	205,619	2,496,215
Tidewater, Inc. *	123,202	1,711,276
Unit Corp. *	1,011,255	354,142
US Silica Holdings, Inc.	374,209	1,717,619
Whiting Petroleum Corp. *(a)	577,464	1,068,308
WPX Energy, Inc. *	616,161	5,748,782
		113,233,723

Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc. *	122,834	2,365,783
Ingles Markets, Inc., Class A	129,271	4,624,024
PriceSmart, Inc.	88,903	4,951,008
Sprouts Farmers Market, Inc. *	392,479	6,271,814
The Andersons, Inc.	204,856	3,763,205
Weis Markets, Inc.	76,420	2,846,645
		24,822,479

Food, Beverage & Tobacco 2.8%
Adecoagro S.A. *	396,985	2,596,282
B&G Foods, Inc. (a)	227,423	3,365,860
Cal-Maine Foods, Inc.	106,237	3,706,609
Calavo Growers, Inc.	26,323	1,907,101
Coca-Cola Consolidated, Inc.	5,379	1,056,328
Darling Ingredients, Inc. *	415,851	10,687,371
Fresh Del Monte Produce, Inc.	276,352	7,577,572
Security	Number of Shares	Value ($)
J&J Snack Foods Corp.	21,290	3,423,858
John B Sanfilippo & Son, Inc.	25,780	1,809,498
Keurig Dr Pepper, Inc.	162,794	4,538,697
Lamb Weston Holdings, Inc.	80,899	7,029,314
Lancaster Colony Corp.	29,771	4,300,421
Nomad Foods Ltd. *	279,520	5,159,939
Pilgrim's Pride Corp. *	199,082	4,212,575
Post Holdings, Inc. *	67,679	6,853,176
Pyxus International, Inc. *(a)	148,298	570,947
The Boston Beer Co., Inc., Class A *	10,089	3,740,900
The Hain Celestial Group, Inc. *	242,647	5,758,013
TreeHouse Foods, Inc. *	138,217	5,267,450
Universal Corp.	154,673	7,633,113
Vector Group Ltd.	336,442	3,909,456
		95,104,480

Health Care Equipment & Services 4.0%
ABIOMED, Inc. *	7,083	1,064,292
Acadia Healthcare Co., Inc. *	175,304	5,188,998
Align Technology, Inc. *	22,943	5,009,604
Allscripts Healthcare Solutions, Inc. *	292,111	2,202,517
Amedisys, Inc. *	19,956	3,472,544
AMN Healthcare Services, Inc. *	63,999	4,710,326
Avanos Medical, Inc. *	65,831	2,133,583
Brookdale Senior Living, Inc. *	995,253	6,538,812
Cantel Medical Corp.	27,395	1,728,624
Chemed Corp.	17,385	7,260,324
Community Health Systems, Inc. *	2,581,801	12,728,279
CONMED Corp.	25,771	2,438,967
Globus Medical, Inc., Class A *	49,377	2,233,322
Haemonetics Corp. *	28,907	3,131,495
Hill-Rom Holdings, Inc.	62,765	6,028,578
HMS Holdings Corp. *	70,343	1,615,779
ICU Medical, Inc. *	8,468	1,658,119
IDEXX Laboratories, Inc. *	17,919	4,560,565
Integer Holdings Corp. *	29,662	2,674,623
Integra LifeSciences Holdings Corp. *	34,389	1,791,667
Invacare Corp.	237,899	1,803,274
LHC Group, Inc. *	18,873	2,292,315
LivaNova plc *	29,848	2,081,003
Masimo Corp. *	27,449	4,483,245
Merit Medical Systems, Inc. *	44,320	1,595,963
Neogen Corp. *	25,109	1,525,372
NextGen Healthcare, Inc. *	101,114	1,322,571
NuVasive, Inc. *	46,018	3,028,445
Orthofix Medical, Inc. *	29,085	1,027,864
Premier, Inc., Class A *	60,937	1,793,376
Select Medical Holdings Corp. *	327,794	7,847,388
Teleflex, Inc.	24,721	8,282,029
The Ensign Group, Inc.	54,321	2,417,284
The Pennant Group, Inc. *	27,332	742,610
The Providence Service Corp. *	38,734	2,392,987
Tivity Health, Inc. *	164,927	2,089,625
Triple-S Management Corp., Class B *	201,548	3,021,205
Varex Imaging Corp. *	77,140	1,791,191
Veeva Systems, Inc., Class A *	11,618	1,649,407
West Pharmaceutical Services, Inc.	51,840	7,805,030
		137,163,202

Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	113,225	2,865,725
Edgewell Personal Care Co. *	194,372	5,901,134
Energizer Holdings, Inc.	70,652	3,037,330
Spectrum Brands Holdings, Inc.	101,754	5,483,523

24
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
USANA Health Sciences, Inc. *	30,193	1,995,757
WD-40 Co.	11,829	2,040,384
		21,323,853

Insurance 2.7%
Ambac Financial Group, Inc. *	176,258	3,387,679
American Equity Investment Life Holding Co.	294,341	7,440,940
American National Insurance Co.	15,090	1,484,252
AMERISAFE, Inc.	32,879	2,142,724
Argo Group International Holdings Ltd.	61,240	3,445,362
Brighthouse Financial, Inc. *	180,434	6,466,755
Brown & Brown, Inc.	245,141	10,543,514
CNA Financial Corp.	71,886	2,989,020
Employers Holdings, Inc.	45,409	1,750,063
Enstar Group Ltd. *	11,044	1,970,139
Horace Mann Educators Corp.	62,745	2,442,663
James River Group Holdings Ltd.	74,545	3,012,363
Kemper Corp.	66,350	4,567,534
MBIA, Inc. *	669,034	5,218,465
Mercury General Corp.	74,173	3,212,433
National General Holdings Corp.	100,659	1,959,831
Primerica, Inc.	68,677	7,646,497
ProAssurance Corp.	195,288	5,302,069
RLI Corp.	46,142	3,708,894
Safety Insurance Group, Inc.	26,147	2,058,815
Selective Insurance Group, Inc.	67,679	3,775,135
Stewart Information Services Corp.	105,570	3,819,523
United Fire Group, Inc.	36,281	1,391,014
Universal Insurance Holdings, Inc.	80,812	1,672,000
		91,407,684

Materials 6.6%
AdvanSix, Inc. *	127,169	1,847,766
AK Steel Holding Corp. *	1,500,718	3,466,659
Allegheny Technologies, Inc. *	230,224	3,934,528
Axalta Coating Systems Ltd. *	286,962	7,151,093
Balchem Corp.	25,727	2,430,172
Boise Cascade Co.	236,925	8,406,099
Cabot Corp.	203,498	7,606,755
Carpenter Technology Corp.	142,649	5,242,351
Century Aluminum Co. *	311,506	1,806,735
Clearwater Paper Corp. *	235,443	6,420,531
Cleveland-Cliffs, Inc. (a)	691,421	4,017,156
Compass Minerals International, Inc.	103,980	5,672,109
Constellium SE *	195,284	2,421,522
Eagle Materials, Inc.	69,765	5,506,551
Element Solutions, Inc. *	467,214	4,854,353
Ferro Corp. *	144,293	1,676,685
GCP Applied Technologies, Inc. *	107,540	2,093,804
Greif, Inc., Class A	122,919	4,343,957
H.B. Fuller Co.	109,444	4,293,488
Hecla Mining Co.	1,225,546	3,235,441
Ingevity Corp. *	30,216	1,360,929
Innospec, Inc.	43,251	3,742,942
Kaiser Aluminum Corp.	49,720	4,701,026
Kraton Corp. *	99,082	1,002,710
Louisiana-Pacific Corp.	284,966	8,107,283
Materion Corp.	57,316	2,598,707
Mercer International, Inc.	123,967	1,098,348
Minerals Technologies, Inc.	91,167	4,090,663
Myers Industries, Inc.	96,192	1,305,325
Neenah, Inc.	44,108	2,548,119
NewMarket Corp.	14,603	5,674,580
Nexa Resources S.A.	236,277	1,734,273
PolyOne Corp.	286,783	7,100,747
Security	Number of Shares	Value ($)
Quaker Chemical Corp.	15,094	2,378,362
Rayonier Advanced Materials, Inc.	526,115	1,288,982
Resolute Forest Products, Inc. *	868,559	2,310,367
Royal Gold, Inc.	32,271	3,113,183
Schnitzer Steel Industries, Inc., Class A	194,688	3,208,458
Schweitzer-Mauduit International, Inc.	101,839	3,434,011
Sensient Technologies Corp.	105,082	5,167,933
Silgan Holdings, Inc.	235,850	6,752,386
Southern Copper Corp.	150,395	5,060,792
Stepan Co.	49,772	4,371,475
Summit Materials, Inc., Class A *	203,232	3,971,153
SunCoke Energy, Inc.	380,860	1,755,765
The Chemours Co.	435,814	6,476,196
The Scotts Miracle-Gro Co.	77,021	8,163,456
Trinseo S.A.	208,752	4,567,494
Tronox Holdings plc, Class A	377,504	2,770,879
US Concrete, Inc. *	39,492	1,059,965
Valvoline, Inc.	185,002	3,607,539
Verso Corp., Class A *	239,430	3,905,103
W.R. Grace & Co.	102,018	5,770,138
Warrior Met Coal, Inc.	246,831	4,373,845
Westlake Chemical Corp.	85,012	4,749,620
Worthington Industries, Inc.	173,798	5,526,776
		225,277,285

Media & Entertainment 3.3%
AMC Entertainment Holdings, Inc., Class A (a)	371,412	2,325,039
AMC Networks, Inc., Class A *	141,804	4,395,924
Cable One, Inc.	2,863	4,503,556
Cars.com, Inc. *	265,206	2,408,071
Gannett Co., Inc.	981,277	4,121,363
Gray Television, Inc. *	118,430	2,240,696
John Wiley & Sons, Inc., Class A	120,493	4,481,135
Liberty Latin America Ltd., Class A *	106,128	1,607,839
Liberty Latin America Ltd., Class C *	280,580	4,262,010
Liberty Media Corp. - Liberty Formula One, Class A *	13,318	499,292
Liberty Media Corp. - Liberty Formula One, Class C *	104,999	4,101,261
Liberty TripAdvisor Holdings, Inc., Class A *	205,702	895,832
Lions Gate Entertainment Corp., Class A *	75,032	596,504
Lions Gate Entertainment Corp., Class B *	153,632	1,136,877
Live Nation Entertainment, Inc. *	93,751	5,697,248
Meredith Corp.	113,474	2,990,040
MSG Networks, Inc., Class A *	95,289	1,204,453
National CineMedia, Inc.	400,047	3,076,361
Nexstar Media Group, Inc., Class A	47,695	5,483,971
Scholastic Corp.	121,973	3,914,114
Sinclair Broadcast Group, Inc., Class A	160,728	3,730,497
Sirius XM Holdings, Inc.	1,043,607	6,616,468
Take-Two Interactive Software, Inc. *	56,199	6,040,269
TEGNA, Inc.	593,624	8,500,696
The Madison Square Garden Co., Class A *	14,480	3,878,034
The New York Times Co., Class A	111,263	4,167,912
TripAdvisor, Inc.	140,170	3,286,987
Twitter, Inc. *	118,272	3,926,630
Yandex N.V., Class A *	158,448	6,434,573
Yelp, Inc. *	62,930	1,967,821
Zynga, Inc., Class A *	563,645	3,782,058
		112,273,531

25
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Alkermes plc *	70,591	1,471,116
Bio-Rad Laboratories, Inc., Class A *	17,254	6,073,753
Bio-Techne Corp.	17,518	3,308,975
BioMarin Pharmaceutical, Inc. *	24,523	2,216,144
Bruker Corp.	85,281	3,714,840
Catalent, Inc. *	99,789	5,142,127
Charles River Laboratories International, Inc. *	40,910	6,364,369
Emergent BioSolutions, Inc. *	41,188	2,416,912
ICON plc *	56,198	8,770,260
Incyte Corp. *	17,892	1,349,236
Jazz Pharmaceuticals plc *	63,779	7,307,798
Myriad Genetics, Inc. *	201,457	3,549,672
PDL BioPharma, Inc. *	1,378,820	4,687,988
PerkinElmer, Inc.	95,209	8,229,866
PRA Health Sciences, Inc. *	29,694	2,797,175
Prestige Consumer Healthcare, Inc. *	92,784	3,466,410
Syneos Health, Inc. *	49,407	3,129,933
Taro Pharmaceutical Industries Ltd. *	26,360	1,774,819
Vertex Pharmaceuticals, Inc. *	12,816	2,871,169
		78,642,562

Real Estate 11.0%
Acadia Realty Trust	79,459	1,814,844
Alexander & Baldwin, Inc.	172,074	3,234,991
Altisource Portfolio Solutions S.A. *	105,383	1,674,536
American Assets Trust, Inc.	44,668	1,851,489
American Campus Communities, Inc.	172,208	7,480,715
American Homes 4 Rent, Class A	150,247	3,889,895
Apartment Investment & Management Co., Class A	170,112	8,138,158
Apple Hospitality REIT, Inc.	521,544	6,816,580
Brandywine Realty Trust	346,677	4,707,874
Brookfield Property REIT, Inc., Class A (a)	218,959	3,571,221
Chatham Lodging Trust	99,968	1,393,554
Colony Capital, Inc.	1,507,367	5,969,173
Columbia Property Trust, Inc.	264,127	4,981,435
CorePoint Lodging, Inc.	294,621	2,345,183
CoreSite Realty Corp.	19,004	1,971,285
Corporate Office Properties Trust	165,478	4,193,212
Cousins Properties, Inc.	131,293	4,685,847
CubeSmart	152,330	4,611,029
CyrusOne, Inc.	58,838	3,564,406
DiamondRock Hospitality Co.	539,861	4,923,532
Douglas Emmett, Inc.	138,545	5,289,648
EastGroup Properties, Inc.	21,893	2,752,607
Empire State Realty Trust, Inc., Class A	225,770	2,641,509
EPR Properties	65,331	3,870,208
Equity Commonwealth	115,929	3,647,126
Equity LifeStyle Properties, Inc.	99,424	6,793,642
Extra Space Storage, Inc.	76,960	7,723,706
Federal Realty Investment Trust	62,796	7,305,687
First Industrial Realty Trust, Inc.	90,817	3,496,454
Franklin Street Properties Corp.	355,765	2,536,604
Front Yard Residential Corp.	134,670	1,707,616
Gaming & Leisure Properties, Inc.	171,295	7,651,748
Global Net Lease, Inc.	87,615	1,616,497
Healthcare Realty Trust, Inc.	138,023	4,734,189
Healthcare Trust of America, Inc., Class A	175,381	5,461,364
Hersha Hospitality Trust	150,447	1,734,654
Highwoods Properties, Inc.	152,409	6,840,116
Hudson Pacific Properties, Inc.	122,052	3,939,839
Investors Real Estate Trust	28,949	2,039,457
Invitation Homes, Inc.	127,093	3,646,298
iStar, Inc.	226,547	3,427,656
Security	Number of Shares	Value ($)
JBG SMITH Properties	61,672	2,262,129
Kennedy-Wilson Holdings, Inc.	131,345	2,654,482
Kilroy Realty Corp.	77,272	5,616,902
Kite Realty Group Trust	187,343	3,025,589
Lexington Realty Trust	408,446	4,235,585
Life Storage, Inc.	44,416	4,792,931
LTC Properties, Inc.	34,005	1,524,444
Mack-Cali Realty Corp.	193,269	3,668,246
Medical Properties Trust, Inc.	274,081	5,791,332
National Health Investors, Inc.	29,144	2,381,939
National Retail Properties, Inc.	103,874	5,281,993
Newmark Group, Inc., Class A	165,343	1,579,026
Office Properties Income Trust	101,213	2,948,335
Omega Healthcare Investors, Inc.	203,047	8,040,661
Paramount Group, Inc.	310,109	3,767,824
Pebblebrook Hotel Trust	153,407	3,100,355
Physicians Realty Trust	102,167	1,926,870
Piedmont Office Realty Trust, Inc., Class A	317,729	6,859,769
PotlatchDeltic Corp.	63,953	2,349,633
PS Business Parks, Inc.	15,991	2,375,463
QTS Realty Trust, Inc., Class A	49,509	2,780,921
Rayonier, Inc.	233,203	6,186,876
Regency Centers Corp.	105,076	6,035,565
Retail Opportunity Investments Corp.	122,785	1,841,775
Retail Properties of America, Inc., Class A	532,602	5,576,343
RLJ Lodging Trust	447,692	5,914,011
RPT Realty	186,508	2,417,144
Ryman Hospitality Properties, Inc.	56,697	3,941,008
Sabra Health Care REIT, Inc.	135,523	2,649,475
SBA Communications Corp.	32,752	8,682,228
Seritage Growth Properties, Class A	43,183	1,484,632
SITE Centers Corp.	476,598	5,485,643
Spirit Realty Capital, Inc.	141,112	6,420,596
STAG Industrial, Inc.	74,829	2,093,715
STORE Capital Corp.	83,474	2,742,956
Summit Hotel Properties, Inc.	228,308	2,116,415
Sun Communities, Inc.	45,961	7,026,518
Sunstone Hotel Investors, Inc.	565,873	6,196,309
Tanger Factory Outlet Centers, Inc. (a)	261,349	3,130,961
Taubman Centers, Inc.	153,132	7,972,052
The GEO Group, Inc.	443,451	6,492,123
The Howard Hughes Corp. *	25,904	2,794,523
The St. Joe Co. *	93,143	1,832,123
Uniti Group, Inc.	839,640	8,194,886
Urban Edge Properties	156,784	2,539,901
Washington Prime Group, Inc. (a)	1,728,023	4,752,063
Washington Real Estate Investment Trust	121,435	3,260,530
Weingarten Realty Investors	190,061	5,118,343
Xenia Hotels & Resorts, Inc.	327,453	4,898,697
		375,437,424

Retailing 3.4%
Asbury Automotive Group, Inc. *	98,760	8,754,086
Ascena Retail Group, Inc. *	531,604	2,020,095
Barnes & Noble Education, Inc. *	684,021	2,264,110
Big 5 Sporting Goods Corp. (a)	799,271	1,782,374
Burlington Stores, Inc. *	35,056	7,581,211
Caleres, Inc.	280,598	3,235,295
Citi Trends, Inc.	104,183	2,059,698
Conn's, Inc. *	90,391	736,687
Five Below, Inc. *	24,222	2,348,323
Genesco, Inc. *	199,635	6,869,440
GNC Holdings, Inc., Class A *(a)	3,567,400	5,993,232
Groupon, Inc. *	1,460,116	1,956,555
GrubHub, Inc. *	31,256	1,503,726
Guess?, Inc.	338,060	5,476,572
Haverty Furniture Cos., Inc.	125,862	2,116,999

26
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Hibbett Sports, Inc. *	203,527	3,972,847
Kirkland's, Inc. *(a)	630,963	744,536
MercadoLibre, Inc. *	5,006	3,083,846
Monro, Inc.	43,178	2,423,149
National Vision Holdings, Inc. *	66,938	2,330,781
Ollie's Bargain Outlet Holdings, Inc. *	27,450	1,396,381
Overstock.com, Inc. *	139,257	899,600
Party City Holdco, Inc. *	760,871	1,514,133
Pool Corp.	35,909	7,575,363
Rent-A-Center, Inc.	140,945	3,000,719
RH *	40,798	7,400,757
Shoe Carnival, Inc.	72,020	2,154,118
Sleep Number Corp. *	93,433	4,115,724
Stamps.com, Inc. *	24,480	3,454,373
The Buckle, Inc.	212,992	4,820,009
The Cato Corp., Class A	215,651	3,487,077
The Children's Place, Inc.	57,976	3,339,418
The Michaels Cos., Inc. *	562,578	2,413,460
Zumiez, Inc. *	98,096	2,602,487
		115,427,181

Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. *	47,951	2,851,886
Advanced Micro Devices, Inc. *	92,947	4,227,230
Amkor Technology, Inc. *	544,610	5,683,005
Brooks Automation, Inc.	58,531	2,019,905
Cabot Microelectronics Corp.	18,814	2,620,414
Cirrus Logic, Inc. *	138,194	9,485,636
Cree, Inc. *	170,645	7,632,951
Cypress Semiconductor Corp.	341,895	7,894,356
Diodes, Inc. *	61,979	2,727,696
Entegris, Inc.	101,472	5,410,487
Kulicke & Soffa Industries, Inc.	134,358	3,067,393
Mellanox Technologies Ltd. *	18,388	2,195,895
MKS Instruments, Inc.	61,231	6,134,734
Monolithic Power Systems, Inc.	13,798	2,188,915
Photronics, Inc. *	230,082	2,864,521
Power Integrations, Inc.	29,018	2,526,017
Rambus, Inc. *	141,702	1,980,994
Semtech Corp. *	44,207	1,745,734
Silicon Laboratories, Inc. *	30,194	2,677,604
Synaptics, Inc. *	139,830	9,235,771
Teradyne, Inc.	160,445	9,427,748
Xperi Corp.	118,034	2,029,004
		96,627,896

Software & Services 5.0%
ACI Worldwide, Inc. *	122,294	3,408,334
Aspen Technology, Inc. *	32,089	3,417,799
Black Knight, Inc. *	102,644	6,847,381
Blackbaud, Inc.	21,449	1,454,242
Cardtronics plc, Class A *	79,508	2,883,755
Cerence, Inc. *	33,621	729,912
CommVault Systems, Inc. *	48,409	2,018,655
CoreLogic, Inc.	173,171	7,856,768
CSG Systems International, Inc.	59,569	2,635,928
Ebix, Inc.	40,461	1,069,789
EPAM Systems, Inc. *	21,001	4,687,423
Euronet Worldwide, Inc. *	33,662	4,175,435
EVERTEC, Inc.	75,585	2,243,363
ExlService Holdings, Inc. *	39,470	2,946,436
Fair Isaac Corp. *	15,956	5,999,935
Fortinet, Inc. *	34,223	3,492,799
Gartner, Inc. *	51,503	6,663,973
Genpact Ltd.	228,537	8,789,533
GoDaddy, Inc., Class A *	26,557	1,858,459
Security	Number of Shares	Value ($)
InterXion Holding N.V. *	31,477	2,672,083
j2 Global, Inc.	56,118	4,900,785
KBR, Inc.	309,009	8,021,874
LiveRamp Holdings, Inc. *	62,017	2,197,883
LogMeIn, Inc.	29,108	2,481,020
Manhattan Associates, Inc. *	63,698	4,290,697
ManTech International Corp., Class A	63,967	4,791,128
MAXIMUS, Inc.	110,759	6,980,032
MicroStrategy, Inc., Class A *	13,546	1,830,877
Net 1 UEPS Technologies, Inc. *	484,012	1,660,161
NIC, Inc.	86,691	1,585,578
Nuance Communications, Inc. *	271,400	5,867,668
Perficient, Inc. *	55,344	2,267,444
Progress Software Corp.	90,074	3,358,860
PTC, Inc. *	55,974	4,228,836
Science Applications International Corp.	81,665	6,543,816
SS&C Technologies Holdings, Inc.	91,660	5,087,130
Sykes Enterprises, Inc. *	131,401	4,162,784
TiVo Corp.	382,885	2,898,439
Tyler Technologies, Inc. *	11,643	3,648,334
Unisys Corp. *	231,540	3,595,816
Verint Systems, Inc. *	58,961	3,235,780
Virtusa Corp. *	35,204	1,552,848
VMware, Inc., Class A *	46,882	5,650,219
WEX, Inc. *	21,837	4,088,760
		170,778,771

Technology Hardware & Equipment 4.6%
ADTRAN, Inc.	302,572	2,434,192
Arista Networks, Inc. *	13,740	2,653,469
AVX Corp.	131,583	2,860,614
Badger Meter, Inc.	30,671	1,846,701
Belden, Inc.	117,020	4,672,609
Benchmark Electronics, Inc.	274,314	7,455,855
Ciena Corp. *	136,889	5,263,382
Cognex Corp.	84,537	3,765,278
Coherent, Inc. *	29,254	3,765,282
Comtech Telecommunications Corp.	65,077	1,823,458
CTS Corp.	54,094	1,410,231
Dolby Laboratories, Inc., Class A	67,565	4,439,020
EchoStar Corp., Class A *	133,404	4,658,468
ePlus, Inc. *	39,236	2,972,519
Fabrinet *	54,549	3,006,741
Fitbit, Inc., Class A *	550,360	3,516,800
II-VI, Inc. *	155,385	4,613,381
Insight Enterprises, Inc. *	157,888	8,698,050
InterDigital, Inc.	75,391	3,987,430
IPG Photonics Corp. *	32,402	4,135,791
Itron, Inc. *	52,460	3,978,566
KEMET Corp.	86,190	2,247,835
Knowles Corp. *	198,541	3,299,751
Littelfuse, Inc.	22,431	3,581,782
Lumentum Holdings, Inc. *	44,423	3,456,998
Methode Electronics, Inc.	116,683	3,577,501
MTS Systems Corp.	33,056	1,326,868
National Instruments Corp.	131,108	5,281,030
NETGEAR, Inc. *	75,172	1,418,496
NetScout Systems, Inc. *	255,931	6,577,427
OSI Systems, Inc. *	29,917	2,431,355
PC Connection, Inc.	73,552	2,991,360
Plantronics, Inc.	125,907	1,728,703
Plexus Corp. *	104,197	6,913,471
Rogers Corp. *	19,046	2,209,336
ScanSource, Inc. *	207,243	5,891,918
Stratasys Ltd. *	77,822	1,245,152
TTM Technologies, Inc. *	393,494	5,111,487
ViaSat, Inc. *	59,773	3,436,947

27
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Viavi Solutions, Inc. *	148,539	1,959,229
Vishay Intertechnology, Inc.	403,012	7,536,324
Zebra Technologies Corp., Class A *	23,710	5,002,099
		159,182,906

Telecommunication Services 0.8%
ATN International, Inc.	25,035	1,349,387
Cogent Communications Holdings, Inc.	41,668	3,042,181
Consolidated Communications Holdings, Inc.	827,312	5,145,881
GCI Liberty, Inc., Class A *	41,870	2,893,636
Intelsat S.A. *(a)	266,998	1,030,612
Iridium Communications, Inc. *	86,237	2,334,436
Shenandoah Telecommunications Co.	47,980	2,131,751
United States Cellular Corp. *	56,028	1,759,839
Vonage Holdings Corp. *	275,947	2,472,485
Zayo Group Holdings, Inc. *	205,656	7,195,903
		29,356,111

Transportation 2.0%
Air Transport Services Group, Inc. *	110,891	1,984,949
Alaska Air Group, Inc.	94,150	4,750,809
Allegiant Travel Co.	11,770	1,595,306
AMERCO	14,414	4,648,659
ArcBest Corp.	192,628	3,815,961
Atlas Corp.	326,254	3,458,292
Copa Holdings S.A., Class A	22,519	1,872,230
Costamare, Inc.	308,718	2,015,928
Daseke, Inc. *	1,490,783	4,919,584
Echo Global Logistics, Inc. *	122,708	2,263,963
Forward Air Corp.	60,043	3,543,137
Hawaiian Holdings, Inc.	64,662	1,350,143
Heartland Express, Inc.	107,059	1,917,427
Hub Group, Inc., Class A *	167,180	7,728,731
JetBlue Airways Corp. *	335,631	5,296,257
Marten Transport Ltd.	109,715	2,143,831
Saia, Inc. *	52,913	4,619,834
Schneider National, Inc., Class B	150,359	2,692,930
Spirit Airlines, Inc. *	43,647	1,241,757
Werner Enterprises, Inc.	161,226	5,417,194
YRC Worldwide, Inc. *(a)	601,943	1,276,119
		68,553,041

Utilities 3.7%
ALLETE, Inc.	82,690	5,704,783
American States Water Co.	36,802	2,818,665
Atlantica Yield plc	139,802	4,041,676
Avangrid, Inc.	82,279	4,088,443
Avista Corp.	154,766	7,297,217
Black Hills Corp.	77,133	5,569,003
California Water Service Group	52,101	2,498,764
Chesapeake Utilities Corp.	20,313	1,736,761
Clearway Energy, Inc., Class A	43,154	875,595
Clearway Energy, Inc., Class C	90,868	1,911,863
El Paso Electric Co.	74,803	5,076,880
Essential Utilities, Inc.	165,851	7,133,251
Hawaiian Electric Industries, Inc.	208,497	8,932,011
IDACORP, Inc.	69,815	6,746,922
MGE Energy, Inc.	43,952	3,135,536
National Fuel Gas Co.	147,414	5,396,826
New Jersey Resources Corp.	146,064	5,157,520
Northwest Natural Holding Co.	47,384	3,116,446
NorthWestern Corp.	88,198	6,203,847
ONE Gas, Inc.	75,793	6,225,637
Ormat Technologies, Inc.	44,199	3,079,786
Security	Number of Shares	Value ($)
Otter Tail Corp.	66,578	3,236,357
Pattern Energy Group, Inc., Class A	127,661	3,453,230
PNM Resources, Inc.	150,384	7,080,079
South Jersey Industries, Inc.	136,252	3,685,617
Southwest Gas Holdings, Inc.	95,719	6,191,105
Spire, Inc.	74,250	5,572,462
Unitil Corp.	28,645	1,613,859
		127,580,141
Total Common Stock
(Cost $3,660,710,497)		3,418,154,945

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	67,938	29,417
Total Rights
(Cost $29,417)		29,417

Other Investment Companies 1.0% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (c)	2,157,661	2,157,661

Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)	32,271,885	32,271,885
Total Other Investment Companies
(Cost $34,429,546)		34,429,546

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 03/20/20	86	6,342,070	(694,689)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $30,585,484.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

28
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 29, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets

Australia 5.3%
AGL Energy Ltd.	249,704	3,081,476
Amcor plc	309,598	2,878,424
AMP Ltd. *	3,646,461	3,938,018
APA Group	215,779	1,494,186
Aurizon Holdings Ltd.	755,914	2,354,024
Australia & New Zealand Banking Group Ltd.	1,031,773	16,517,798
Bendigo & Adelaide Bank Ltd.	161,853	959,020
BHP Group Ltd.	960,457	20,806,953
BlueScope Steel Ltd.	253,984	1,935,598
Boral Ltd.	445,350	1,297,870
Brambles Ltd.	365,294	2,816,858
Caltex Australia Ltd.	252,380	5,321,009
CIMIC Group Ltd.	37,972	583,661
Coca-Cola Amatil Ltd.	179,100	1,326,804
Coles Group Ltd.	161,983	1,484,071
Commonwealth Bank of Australia	475,026	25,047,003
Crown Resorts Ltd.	157,639	1,032,639
CSL Ltd.	35,274	7,037,565
Downer EDI Ltd.	318,503	1,170,522
Fortescue Metals Group Ltd.	646,333	4,200,569
Goodman Group	126,210	1,218,981
GrainCorp Ltd., Class A *	181,085	910,685
Incitec Pivot Ltd.	682,596	1,201,483
Insurance Australia Group Ltd.	658,982	2,710,725
LendLease Group	260,926	2,965,930
Macquarie Group Ltd.	59,174	5,144,092
Medibank Pvt Ltd.	877,753	1,601,585
Metcash Ltd.	1,097,435	1,747,701
Mirvac Group	817,959	1,603,232
National Australia Bank Ltd.	1,002,839	16,229,167
Newcrest Mining Ltd.	60,221	1,021,163
Oil Search Ltd.	207,232	733,534
Orica Ltd.	132,702	1,694,080
Origin Energy Ltd.	700,587	3,152,890
QBE Insurance Group Ltd.	413,907	3,626,716
Ramsay Health Care Ltd.	22,812	1,000,294
Rio Tinto Ltd.	125,691	7,072,296
Scentre Group	888,651	1,982,434
Sims Ltd.	184,538	1,141,026
Sonic Healthcare Ltd.	98,521	1,829,417
South32 Ltd.	1,004,020	1,437,099
Stockland	625,698	1,900,102
Suncorp Group Ltd.	582,393	4,258,145
Tabcorp Holdings Ltd.	329,874	806,081
Telstra Corp., Ltd.	2,825,350	6,248,239
Transurban Group	190,109	1,820,206
Viva Energy Group Ltd.	1,065,186	1,208,730
Wesfarmers Ltd.	552,680	14,485,236
Westpac Banking Corp.	1,229,964	18,746,973
Woodside Petroleum Ltd.	286,125	5,150,656
Woolworths Group Ltd.	583,442	14,595,558
Worley Ltd.	131,650	1,062,714
		235,591,238

Security	Number of Shares	Value ($)
Austria 0.3%
ANDRITZ AG	25,456	892,551
Erste Group Bank AG *	94,423	3,218,398
OMV AG	76,188	3,167,617
Raiffeisen Bank International AG	62,786	1,287,963
voestalpine AG	107,081	2,326,585
Wienerberger AG	41,482	1,051,661
		11,944,775

Belgium 0.7%
Ageas	72,033	3,313,739
Anheuser-Busch InBev S.A.	170,986	9,528,084
Colruyt S.A.	23,031	1,057,979
Groupe Bruxelles Lambert S.A.	27,479	2,471,490
KBC Groep N.V.	86,657	5,713,205
Proximus SADP	67,834	1,666,093
Solvay S.A.	30,618	2,760,542
UCB S.A.	20,476	1,879,419
Umicore S.A.	65,131	2,702,184
		31,092,735

Canada 6.6%
Agnico Eagle Mines Ltd.	30,525	1,448,309
Air Canada *	39,844	1,016,618
Alimentation Couche-Tard, Inc., B Shares	205,746	6,247,407
AltaGas Ltd.	87,291	1,305,122
ARC Resources Ltd.	280,374	1,219,789
Atco Ltd., Class I	37,552	1,400,979
Bank of Montreal	151,273	10,278,698
Barrick Gold Corp.	140,147	2,672,748
Bausch Health Cos., Inc. *	139,855	3,098,512
BCE, Inc.	93,490	4,105,662
Brookfield Asset Management, Inc., Class A	150,159	8,979,225
Cameco Corp.	115,393	998,035
Canadian Imperial Bank of Commerce	105,479	8,027,515
Canadian National Railway Co.	128,057	10,855,296
Canadian Natural Resources Ltd.	375,568	9,666,536
Canadian Pacific Railway Ltd.	24,979	6,190,460
Canadian Tire Corp., Ltd., Class A	29,491	2,899,778
Celestica, Inc. *	154,849	975,917
Cenovus Energy, Inc.	581,025	4,272,147
CGI, Inc. *	48,769	3,426,382
CI Financial Corp.	123,516	2,051,009
Crescent Point Energy Corp.	974,821	2,650,647
Dollarama, Inc.	45,666	1,342,407
Empire Co., Ltd., A Shares	92,778	2,072,792
Enbridge, Inc.	270,305	10,060,296
Fairfax Financial Holdings Ltd.	4,853	2,090,404
Finning International, Inc.	83,612	1,237,035
First Quantum Minerals Ltd.	213,671	1,579,034
Fortis, Inc.	82,504	3,338,635
George Weston Ltd.	39,722	2,990,210
Gibson Energy, Inc.	66,836	1,275,627
Gildan Activewear, Inc.	47,886	1,159,738
Great-West Lifeco, Inc.	71,203	1,674,585
H&R Real Estate Investment Trust	77,891	1,126,282

29
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Husky Energy, Inc.	280,357	1,334,586
Hydro One Ltd.	98,613	1,979,092
Imperial Oil Ltd.	115,081	2,519,634
Intact Financial Corp.	21,245	2,302,630
Inter Pipeline Ltd.	105,471	1,560,438
Keyera Corp.	51,274	1,230,714
Linamar Corp.	33,377	918,001
Loblaw Cos. Ltd.	60,254	2,984,982
Magna International, Inc.	240,295	10,935,763
Manulife Financial Corp.	413,715	6,953,038
Methanex Corp.	33,962	977,608
Metro, Inc.	69,051	2,689,303
National Bank of Canada	70,734	3,676,471
Nutrien Ltd.	85,432	3,452,666
Onex Corp.	34,512	1,937,516
Open Text Corp.	25,596	1,071,625
Ovintiv, Inc.	80,577	931,016
Pembina Pipeline Corp.	77,321	2,785,019
Power Corp. of Canada	301,028	6,653,630
RioCan Real Estate Investment Trust	64,479	1,204,223
Rogers Communications, Inc., B Shares	93,079	4,265,124
Royal Bank of Canada	274,576	20,418,055
Saputo, Inc.	63,393	1,764,341
Shaw Communications, Inc., B Shares	146,278	2,531,410
SNC-Lavalin Group, Inc.	124,898	2,902,982
Sun Life Financial, Inc.	120,500	5,205,643
Suncor Energy, Inc.	568,529	15,666,471
TC Energy Corp.	151,359	7,888,461
Teck Resources Ltd., Class B	219,060	2,203,084
TELUS Corp.	70,538	2,545,432
TFI International, Inc.	33,100	1,020,851
The Bank of Nova Scotia	305,090	15,959,638
The Toronto-Dominion Bank	319,802	16,448,117
Thomson Reuters Corp.	61,723	4,584,796
TransAlta Corp.	198,957	1,489,565
Waste Connections, Inc.	17,128	1,649,065
West Fraser Timber Co., Ltd.	32,206	1,202,492
WSP Global, Inc.	21,768	1,434,659
		291,011,977

Denmark 1.0%
AP Moller - Maersk A/S, A Shares	2,739	2,574,676
AP Moller - Maersk A/S, B Shares	4,163	4,142,715
Carlsberg A/S, B Shares	19,584	2,555,104
Coloplast A/S, B Shares	11,085	1,474,274
Danske Bank A/S	297,030	4,569,088
DSV PANALPINA A/S	28,389	2,845,097
ISS A/S	94,886	1,687,631
Maersk Drilling A/S *	15,190	666,264
Novo Nordisk A/S, B Shares	210,831	12,265,922
Novozymes A/S, B Shares	32,051	1,616,413
Orsted A/S	19,344	1,977,292
Pandora A/S	45,861	2,047,285
Vestas Wind Systems A/S	40,046	3,822,622
		42,244,383

Finland 1.1%
Elisa Oyj	31,674	1,807,112
Fortum Oyj	115,186	2,439,422
Kesko Oyj, B Shares	34,412	2,318,643
Kone Oyj, B Shares	60,876	3,410,330
Metso Oyj	30,793	988,354
Neste Oyj	88,927	3,483,334
Nokia Oyj	1,631,798	6,174,983
Nokian Renkaat Oyj	50,883	1,317,943
Nordea Bank Abp	1,344,676	10,487,118
Security	Number of Shares	Value ($)
Outokumpu Oyj	401,398	1,506,167
Sampo Oyj, A Shares	106,813	4,327,082
Stora Enso Oyj, R Shares	258,895	3,045,743
UPM-Kymmene Oyj	204,430	6,226,940
Wartsila Oyj Abp	140,876	1,455,224
		48,988,395

France 9.0%
Accor S.A.	35,044	1,257,601
Air France-KLM *	185,586	1,408,243
Air Liquide S.A.	87,968	11,875,633
Airbus SE	56,106	6,662,162
Alstom S.A.	51,190	2,501,657
Arkema S.A.	31,838	2,974,756
Atos SE	34,753	2,569,139
AXA S.A.	681,661	15,690,481
BNP Paribas S.A.	480,845	23,126,537
Bollore S.A.	269,306	918,222
Bollore S.A. New *	1,549	5,309
Bouygues S.A.	127,024	4,950,506
Bureau Veritas S.A.	53,256	1,289,904
Capgemini SE	35,581	3,877,908
Carrefour S.A.	536,162	9,214,075
Casino Guichard Perrachon S.A. (a)	81,909	3,166,147
CGG S.A. *	537,890	1,437,526
Cie de Saint-Gobain	342,383	11,884,459
Cie Generale des Etablissements Michelin S.C.A.	88,383	9,343,391
CNP Assurances	58,835	914,476
Credit Agricole S.A.	384,372	4,564,126
Danone S.A.	108,322	7,581,805
Dassault Systemes SE	6,897	1,075,793
Eiffage S.A.	30,040	3,181,612
Electricite de France S.A.	416,609	5,761,486
Engie S.A.	926,225	15,291,695
EssilorLuxottica S.A.	20,392	2,757,389
Eurazeo SE	22,995	1,530,686
Eutelsat Communications S.A.	70,989	954,449
Faurecia SE	53,910	2,420,808
Hermes International	2,228	1,541,828
Iliad S.A.	9,003	1,249,024
Ingenico Group S.A.	11,806	1,659,294
Kering S.A.	6,639	3,688,601
Klepierre S.A.	34,356	1,019,690
L'Oreal S.A.	29,032	7,685,536
Lagardere S.C.A.	103,960	1,788,291
Legrand S.A.	44,224	3,352,842
LVMH Moet Hennessy Louis Vuitton SE	28,208	11,490,812
Natixis S.A.	348,294	1,402,933
Orange S.A.	1,081,154	14,476,761
Pernod-Ricard S.A.	25,737	4,138,845
Peugeot S.A.	320,825	6,168,939
Publicis Groupe S.A.	67,512	2,594,065
Rallye S.A. (a)	290,271	2,573,104
Renault S.A.	163,126	4,747,525
Rexel S.A.	329,523	4,017,805
Rubis S.C.A.	20,536	1,100,819
Safran S.A.	38,934	5,307,389
Sanofi	302,887	27,924,025
Schneider Electric SE	145,624	14,476,437
SCOR SE	52,527	1,875,194
SES S.A.	132,866	1,514,926
Societe Generale S.A.	665,438	18,705,014
Sodexo S.A.	24,758	2,358,930
STMicroelectronics N.V.	129,649	3,476,299
Suez	198,233	3,109,455
TechnipFMC plc	127,267	1,863,486

30
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Teleperformance	6,539	1,578,771
Thales S.A.	17,428	1,738,255
Total S.A.	1,189,743	50,157,777
Valeo S.A.	152,504	3,816,059
Veolia Environnement S.A.	241,870	6,889,135
Vinci S.A.	115,800	11,572,699
Vivendi S.A.	248,806	6,291,386
Wendel S.A.	9,864	1,199,446
		398,739,378

Germany 7.9%
adidas AG	25,060	6,896,927
Allianz SE	118,244	25,301,614
Aurubis AG	52,676	2,473,019
BASF SE	479,723	27,970,589
Bayer AG	332,067	23,785,927
Bayerische Motoren Werke AG	251,093	16,253,661
Beiersdorf AG	12,643	1,317,943
Brenntag AG	67,180	2,982,009
Commerzbank AG	807,192	4,620,384
Continental AG	65,820	7,347,122
Covestro AG	99,763	3,779,574
Daimler AG	671,240	27,679,118
Deutsche Bank AG	1,118,398	9,679,382
Deutsche Boerse AG	16,887	2,634,959
Deutsche Lufthansa AG	223,720	2,872,761
Deutsche Pfandbriefbank AG	76,575	1,069,927
Deutsche Post AG	428,006	12,750,279
Deutsche Telekom AG	1,534,023	24,864,554
Deutsche Wohnen SE	26,301	1,053,341
E.ON SE	1,073,494	12,298,838
Evonik Industries AG	78,166	1,924,154
Freenet AG	69,880	1,357,878
Fresenius Medical Care AG & Co. KGaA	65,097	4,956,781
Fresenius SE & Co. KGaA	140,367	6,539,803
GEA Group AG	75,946	1,997,143
Hannover Rueck SE	13,319	2,355,470
HeidelbergCement AG	67,332	3,982,050
Henkel AG & Co. KGaA	26,465	2,234,066
HUGO BOSS AG	29,646	1,288,257
Infineon Technologies AG	180,462	3,725,505
K+S AG	147,794	1,199,724
KION Group AG	19,558	1,035,504
Kloeckner & Co. SE	161,770	884,216
LANXESS AG	36,209	1,881,697
Leoni AG *	73,870	730,282
Merck KGaA	21,381	2,561,143
METRO AG	168,287	1,938,203
MTU Aero Engines AG	6,150	1,490,931
Muenchener Rueckversicherungs-Gesellschaft AG	44,242	11,211,469
OSRAM Licht AG	23,526	1,205,535
OSRAM Licht AG *	27,070	1,211,108
ProSiebenSat.1 Media SE	155,467	1,873,376
Rheinmetall AG	12,484	1,128,858
RTL Group S.A.	20,685	857,961
RWE AG	353,757	12,108,285
Salzgitter AG	57,838	948,852
SAP SE	109,625	13,433,781
Siemens AG	251,756	25,773,648
Symrise AG	13,382	1,295,610
Telefonica Deutschland Holding AG	413,253	1,071,747
ThyssenKrupp AG	228,142	2,180,743
Uniper SE	203,582	5,979,721
United Internet AG	35,428	1,051,118
Security	Number of Shares	Value ($)
Volkswagen AG	22,627	3,785,359
Vonovia SE	49,194	2,625,124
		347,457,030

Hong Kong 1.7%
AIA Group Ltd.	1,026,102	10,125,335
BOC Hong Kong Holdings Ltd.	774,167	2,657,364
China Mengniu Dairy Co., Ltd. *	365,398	1,310,511
CK Asset Holdings Ltd.	525,482	3,283,820
CK Hutchison Holdings Ltd.	697,281	6,070,860
CLP Holdings Ltd.	419,194	4,400,083
Galaxy Entertainment Group Ltd.	321,303	2,121,254
Hang Seng Bank Ltd.	108,801	2,268,709
Henderson Land Development Co., Ltd.	202,165	927,416
Hong Kong & China Gas Co., Ltd.	853,879	1,643,539
Hong Kong Exchanges & Clearing Ltd.	49,537	1,626,008
Hongkong Land Holdings Ltd.	208,103	1,021,786
Jardine Matheson Holdings Ltd.	58,040	3,157,376
Jardine Strategic Holdings Ltd.	51,262	1,471,732
Lenovo Group Ltd.	3,647,538	2,251,321
Li & Fung Ltd.	16,340,539	1,362,926
Link REIT	142,075	1,316,277
MTR Corp. Ltd.	289,853	1,630,947
New World Development Co., Ltd.	1,955,911	2,514,834
Noble Group Ltd. *(a)(b)	54,070,092	581,107
PCCW Ltd.	2,328,867	1,401,555
Sands China Ltd.	551,266	2,564,258
Sino Land Co., Ltd.	659,603	897,183
SJM Holdings Ltd.	1,038,609	1,175,474
Sun Hung Kai Properties Ltd.	326,215	4,638,059
Swire Pacific Ltd., A Shares	229,702	2,069,162
Swire Pacific Ltd., B Shares	382,501	535,979
Techtronic Industries Co., Ltd.	174,843	1,414,575
The Wharf Holdings Ltd. (a)	799,482	1,686,565
Want Want China Holdings Ltd.	1,312,234	1,013,679
WH Group Ltd.	3,782,181	3,843,793
Wharf Real Estate Investment Co., Ltd.	170,612	773,912
Wheelock & Co., Ltd.	272,018	2,071,624
Yue Yuen Industrial Holdings Ltd.	520,572	1,254,495
		77,083,518

Ireland 0.1%
Bank of Ireland Group plc	313,933	1,157,282
Kerry Group plc, A Shares	16,600	2,096,940
		3,254,222

Israel 0.3%
Bank Hapoalim B.M.	238,024	1,859,115
Bank Leumi Le-Israel	230,243	1,494,331
Bezeq The Israeli Telecommunication Corp., Ltd. *	2,388,159	1,752,438
Israel Chemicals Ltd.	300,469	1,112,753
Teva Pharmaceutical Industries Ltd. *	432,083	5,203,955
		11,422,592

Italy 3.4%
A2A S.p.A.	558,367	965,701
Assicurazioni Generali S.p.A.	444,913	7,946,498
Atlantia S.p.A.	143,962	3,065,447
Banco BPM S.p.A. *	784,613	1,708,633
BPER Banca	266,448	1,053,354
CNH Industrial N.V.	394,516	3,618,522
Enel S.p.A.	3,570,627	29,714,239
Eni S.p.A.	1,841,545	22,570,899

31
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
EXOR N.V.	131,979	9,289,824
Fiat Chrysler Automobiles N.V.	879,713	10,863,374
Hera S.p.A.	280,564	1,195,143
Intesa Sanpaolo S.p.A.	6,311,822	15,242,681
Leonardo S.p.A.	155,158	1,574,462
Mediobanca Banca di Credito Finanziario S.p.A.	124,493	1,119,977
Pirelli & C S.p.A.	174,152	813,587
Poste Italiane S.p.A.	130,320	1,376,244
Prysmian S.p.A.	82,640	1,940,788
Saipem S.p.A. *	285,271	1,070,110
Saras S.p.A.	678,880	794,187
Snam S.p.A.	546,107	2,682,024
Telecom Italia S.p.A. *	12,595,257	6,919,011
Tenaris S.A.	165,233	1,482,493
Terna Rete Elettrica Nazionale S.p.A.	275,562	1,813,119
UniCredit S.p.A.	1,251,994	15,867,662
Unione di Banche Italiane S.p.A.	694,324	2,834,882
Unipol Gruppo S.p.A.	246,678	1,213,103
		148,735,964

Japan 24.9%
Aeon Co., Ltd.	316,653	5,913,850
AGC, Inc.	129,816	3,730,864
Air Water, Inc.	88,567	1,173,339
Aisin Seiki Co., Ltd.	152,358	4,943,707
Ajinomoto Co., Inc.	172,828	2,903,299
Alfresa Holdings Corp.	105,287	1,850,685
Alps Alpine Co., Ltd.	106,019	1,630,608
Amada Holdings Co., Ltd.	121,194	1,132,560
ANA Holdings, Inc.	59,805	1,612,043
Asahi Group Holdings Ltd.	84,383	3,246,553
Asahi Kasei Corp.	595,640	4,973,744
Asics Corp.	78,638	844,958
Astellas Pharma, Inc.	488,287	7,691,092
Bandai Namco Holdings, Inc.	43,023	2,141,877
Bic Camera, Inc.	106,854	944,068
Bridgestone Corp.	345,104	11,537,060
Brother Industries Ltd.	116,464	2,076,302
Canon, Inc.	451,221	11,434,781
Casio Computer Co., Ltd.	76,914	1,324,149
Central Japan Railway Co.	44,396	7,318,045
Chubu Electric Power Co., Inc.	452,950	5,910,417
Chugai Pharmaceutical Co., Ltd.	15,810	1,717,092
Citizen Watch Co., Ltd.	203,946	807,351
Coca-Cola Bottlers Japan Holdings, Inc.	55,344	1,275,018
COMSYS Holdings Corp.	39,600	978,023
Concordia Financial Group Ltd.	398,223	1,373,374
Cosmo Energy Holdings Co., Ltd.	76,718	1,281,656
Dai Nippon Printing Co., Ltd.	175,114	4,212,866
Dai-ichi Life Holdings, Inc.	389,681	5,341,337
Daicel Corp.	183,599	1,584,672
Daido Steel Co., Ltd.	26,740	973,017
Daiichi Sankyo Co., Ltd.	86,613	5,291,611
Daikin Industries Ltd.	51,338	7,008,316
Daito Trust Construction Co., Ltd.	25,472	2,591,714
Daiwa House Industry Co., Ltd.	261,741	7,229,938
Daiwa Securities Group, Inc.	603,404	2,568,795
Denka Co., Ltd.	44,242	1,118,919
Denso Corp.	243,777	9,537,282
Dentsu Group, Inc.	65,961	1,719,578
DIC Corp.	64,009	1,518,556
Dowa Holdings Co., Ltd.	32,563	1,076,226
East Japan Railway Co.	123,739	9,543,269
Ebara Corp.	48,785	1,162,808
EDION Corp.	118,760	997,511
Eisai Co., Ltd.	42,725	3,161,250
Security	Number of Shares	Value ($)
Electric Power Development Co., Ltd.	107,322	2,304,341
FANUC Corp.	31,069	5,176,006
Fast Retailing Co., Ltd.	4,825	2,390,470
Fuji Electric Co., Ltd.	52,635	1,445,858
FUJIFILM Holdings Corp.	144,573	7,072,838
Fujikura Ltd.	377,873	1,212,108
Fujitsu Ltd.	107,113	11,131,848
Furukawa Electric Co., Ltd.	48,819	1,075,815
H2O Retailing Corp.	101,952	787,336
Hakuhodo DY Holdings, Inc.	97,766	1,141,125
Hankyu Hanshin Holdings, Inc.	63,669	2,095,443
Hanwa Co., Ltd.	55,618	1,142,112
Haseko Corp.	161,820	2,085,290
Hino Motors Ltd.	225,157	1,861,957
Hitachi Construction Machinery Co., Ltd.	47,084	1,162,422
Hitachi Ltd.	609,993	20,567,789
Hitachi Metals Ltd.	126,005	1,802,491
Hokuriku Electric Power Co. *	159,084	1,076,636
Honda Motor Co., Ltd.	1,393,653	36,170,505
Hoya Corp.	44,579	3,971,257
Ibiden Co., Ltd.	58,913	1,304,808
Idemitsu Kosan Co., Ltd.	814,794	20,078,083
IHI Corp.	78,641	1,654,257
Iida Group Holdings Co., Ltd.	97,529	1,319,194
Inpex Corp.	580,022	5,016,479
Isetan Mitsukoshi Holdings Ltd.	289,272	1,896,030
Isuzu Motors Ltd.	297,918	2,806,144
ITOCHU Corp.	505,581	11,537,455
J Front Retailing Co., Ltd.	158,987	1,690,614
Japan Airlines Co., Ltd.	67,929	1,686,496
Japan Display, Inc. *(a)	1,942,074	1,098,285
Japan Post Bank Co., Ltd.	118,716	1,060,976
Japan Post Holdings Co., Ltd.	547,394	4,773,870
Japan Tobacco, Inc.	427,651	8,500,290
JFE Holdings, Inc.	578,427	5,373,234
JGC Holdings Corp.	132,643	1,629,370
JSR Corp.	83,893	1,477,743
JTEKT Corp.	202,460	1,976,456
JXTG Holdings, Inc.	2,720,032	10,944,179
K's Holdings Corp.	134,764	1,483,010
Kajima Corp.	207,125	2,233,221
Kaneka Corp.	39,759	1,072,256
Kao Corp.	72,784	5,309,086
Kawasaki Heavy Industries Ltd.	107,301	1,949,752
Kawasaki Kisen Kaisha Ltd. *	107,881	1,216,180
KDDI Corp.	678,271	19,229,154
Keio Corp.	22,481	1,081,689
Kewpie Corp.	50,773	934,357
Keyence Corp.	8,156	2,601,845
Kikkoman Corp.	30,927	1,436,465
Kinden Corp.	66,144	1,000,147
Kintetsu Group Holdings Co., Ltd.	39,722	1,717,917
Kirin Holdings Co., Ltd.	251,228	4,832,875
Kobe Steel Ltd.	527,072	1,959,448
Koito Manufacturing Co., Ltd.	37,920	1,497,605
Komatsu Ltd.	346,962	7,020,299
Konica Minolta, Inc.	362,642	1,970,131
Kubota Corp.	340,995	4,814,679
Kuraray Co., Ltd.	209,673	2,184,883
Kyocera Corp.	88,972	5,605,653
Kyushu Electric Power Co., Inc.	303,070	2,197,198
Kyushu Railway Co.	43,259	1,301,399
Leopalace21 Corp. *(a)	440,236	1,342,768
LIXIL Group Corp.	176,306	2,647,900
Makita Corp.	62,100	2,150,313
Marubeni Corp.	1,059,892	7,043,347
Matsumotokiyoshi Holdings Co., Ltd.	33,250	1,089,684
Mazda Motor Corp.	702,174	4,882,311

32
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Medipal Holdings Corp.	106,054	1,938,891
MEIJI Holdings Co., Ltd.	43,855	2,618,330
MINEBEA MITSUMI, Inc.	124,362	2,195,200
MISUMI Group, Inc.	43,984	928,490
Mitsubishi Chemical Holdings Corp.	918,253	6,182,980
Mitsubishi Corp.	444,207	11,077,892
Mitsubishi Electric Corp.	940,440	11,953,305
Mitsubishi Estate Co., Ltd.	189,403	3,237,928
Mitsubishi Gas Chemical Co., Inc.	113,785	1,725,789
Mitsubishi Heavy Industries Ltd.	192,864	6,113,216
Mitsubishi Materials Corp.	119,305	2,727,540
Mitsubishi Motors Corp.	495,887	1,650,428
Mitsubishi UFJ Financial Group, Inc.	4,821,347	23,774,853
Mitsui & Co., Ltd.	744,047	12,302,488
Mitsui Chemicals, Inc.	117,554	2,549,101
Mitsui Fudosan Co., Ltd.	204,139	4,688,772
Mitsui Mining & Smelting Co., Ltd.	49,072	1,177,837
Mitsui OSK Lines Ltd.	102,739	2,134,502
Mizuho Financial Group, Inc.	8,777,307	12,010,666
MS&AD Insurance Group Holdings, Inc.	174,655	5,639,673
Murata Manufacturing Co., Ltd.	123,779	6,565,055
Nagase & Co., Ltd.	108,922	1,309,710
Nagoya Railroad Co., Ltd.	51,647	1,349,770
NEC Corp.	129,356	4,844,929
NGK Insulators Ltd.	102,823	1,617,676
NGK Spark Plug Co., Ltd.	88,780	1,460,942
NH Foods Ltd.	78,477	2,961,122
NHK Spring Co., Ltd.	169,229	1,292,771
Nichirei Corp.	44,800	1,143,414
Nidec Corp.	25,087	2,972,344
Nikon Corp.	158,701	1,631,664
Nintendo Co., Ltd.	7,343	2,469,111
Nippon Electric Glass Co., Ltd.	54,274	917,272
Nippon Express Co., Ltd.	50,356	2,413,577
Nippon Paper Industries Co., Ltd.	96,378	1,397,443
Nippon Shokubai Co., Ltd.	16,831	855,086
Nippon Steel Corp.	792,295	8,931,820
Nippon Steel Trading Corp.	24,152	980,724
Nippon Telegraph & Telephone Corp.	741,130	17,379,950
Nippon Yusen K.K.	208,479	2,984,208
Nissan Motor Co., Ltd.	1,898,914	8,161,466
Nisshin Seifun Group, Inc.	76,623	1,297,118
Nisshinbo Holdings, Inc.	128,786	1,098,439
Nissin Foods Holdings Co., Ltd.	19,414	1,529,866
Nitori Holdings Co., Ltd.	11,303	1,568,158
Nitto Denko Corp.	72,069	3,621,323
NOK Corp.	114,783	1,458,930
Nomura Holdings, Inc.	1,409,713	6,266,698
Nomura Real Estate Holdings, Inc.	50,663	1,093,436
NSK Ltd.	282,094	2,162,812
NTN Corp.	434,946	1,052,435
NTT Data Corp.	181,477	2,172,037
NTT DOCOMO, Inc.	420,917	11,423,859
Obayashi Corp.	309,015	3,119,801
Odakyu Electric Railway Co., Ltd.	56,538	1,092,339
Oji Holdings Corp.	542,864	2,591,897
Olympus Corp.	173,997	3,164,902
Omron Corp.	62,355	3,376,009
Ono Pharmaceutical Co., Ltd.	56,504	1,157,686
Oriental Land Co., Ltd.	12,444	1,414,969
ORIX Corp.	366,854	5,924,625
Osaka Gas Co., Ltd.	241,703	3,910,182
Otsuka Corp.	25,703	1,099,702
Otsuka Holdings Co., Ltd.	125,178	4,734,865
Pan Pacific International Holdings Corp.	76,633	1,270,290
Panasonic Corp.	1,450,004	13,852,771
Recruit Holdings Co., Ltd.	126,915	4,421,699
Renesas Electronics Corp. *	202,379	1,221,422
Security	Number of Shares	Value ($)
Resona Holdings, Inc.	753,441	2,858,277
Ricoh Co., Ltd.	455,629	4,245,187
Rohm Co., Ltd.	24,072	1,584,492
Ryohin Keikaku Co., Ltd.	54,070	740,884
San-Ai Oil Co., Ltd.	123,286	1,078,960
Santen Pharmaceutical Co., Ltd.	63,455	1,018,904
Secom Co., Ltd.	38,962	3,097,382
Sega Sammy Holdings, Inc.	84,515	1,114,957
Seiko Epson Corp.	169,542	2,401,707
Seino Holdings Co., Ltd.	100,255	1,087,455
Sekisui Chemical Co., Ltd.	188,060	2,805,252
Sekisui House Ltd.	293,909	5,768,371
Seven & i Holdings Co., Ltd.	328,640	11,260,867
SG Holdings Co., Ltd.	58,138	1,146,968
Shikoku Electric Power Co., Inc.	103,400	787,974
Shimadzu Corp.	45,256	1,102,608
Shimamura Co., Ltd.	16,905	1,129,978
Shimano, Inc.	11,182	1,567,439
Shimizu Corp.	260,042	2,367,415
Shin-Etsu Chemical Co., Ltd.	79,013	8,896,425
Shionogi & Co., Ltd.	35,576	1,927,796
Shiseido Co., Ltd.	32,037	1,906,211
Showa Denko K.K.	64,147	1,386,834
Skylark Holdings Co., Ltd.	58,290	874,364
SMC Corp.	7,548	3,013,882
Softbank Corp.	408,038	5,343,287
SoftBank Group Corp.	496,535	23,076,345
Sojitz Corp.	753,911	2,180,691
Sompo Holdings, Inc.	124,622	4,639,892
Sony Corp.	206,426	12,651,762
Stanley Electric Co., Ltd.	56,001	1,368,550
Subaru Corp.	379,064	9,205,564
Sumitomo Chemical Co., Ltd.	1,017,109	3,705,779
Sumitomo Corp.	479,837	6,870,702
Sumitomo Electric Industries Ltd.	626,035	7,489,901
Sumitomo Forestry Co., Ltd.	116,639	1,738,799
Sumitomo Heavy Industries Ltd.	60,989	1,329,867
Sumitomo Metal Mining Co., Ltd.	98,936	2,463,196
Sumitomo Mitsui Financial Group, Inc.	478,461	15,454,115
Sumitomo Mitsui Trust Holdings, Inc.	100,345	3,442,048
Sumitomo Realty & Development Co., Ltd.	70,808	2,213,550
Sumitomo Rubber Industries Ltd.	168,332	1,752,532
Suntory Beverage & Food Ltd.	37,311	1,421,668
Suzuken Co., Ltd.	42,893	1,421,615
Suzuki Motor Corp.	174,893	7,032,040
Sysmex Corp.	19,515	1,251,790
T&D Holdings, Inc.	198,605	1,960,917
Taiheiyo Cement Corp.	77,107	1,903,638
Taisei Corp.	80,200	2,747,314
Takashimaya Co., Ltd.	131,845	1,233,316
Takeda Pharmaceutical Co., Ltd.	233,550	8,147,672
TDK Corp.	45,380	4,396,431
Teijin Ltd.	116,445	1,916,190
Terumo Corp.	77,700	2,505,359
The Chugoku Electric Power Co., Inc.	156,803	2,087,509
The Kansai Electric Power Co., Inc.	445,011	4,804,295
The Yokohama Rubber Co., Ltd.	60,348	983,001
TIS, Inc.	21,536	1,275,808
Tobu Railway Co., Ltd.	57,838	1,726,587
Toho Gas Co., Ltd.	36,804	1,257,338
Toho Holdings Co., Ltd.	44,130	834,610
Tohoku Electric Power Co., Inc.	443,423	3,897,140
Tokio Marine Holdings, Inc.	164,230	8,832,320
Tokyo Electric Power Co. Holdings, Inc. *	2,159,681	8,209,050
Tokyo Electron Ltd.	24,307	5,030,861
Tokyo Gas Co., Ltd.	253,262	5,125,582
Tokyu Corp.	133,960	2,056,624
Tokyu Fudosan Holdings Corp.	232,293	1,466,570

33
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Toppan Printing Co., Ltd.	183,113	3,193,210
Toray Industries, Inc.	781,596	4,526,612
Toshiba Corp.	78,176	2,119,917
Tosoh Corp.	184,342	2,531,039
TOTO Ltd.	42,046	1,596,239
Toyo Seikan Group Holdings Ltd.	109,359	1,753,962
Toyo Suisan Kaisha Ltd.	30,102	1,193,029
Toyoda Gosei Co., Ltd.	64,278	1,374,172
Toyota Industries Corp.	63,775	3,376,028
Toyota Motor Corp.	1,068,827	70,620,962
Toyota Tsusho Corp.	187,772	5,683,730
TS Tech Co., Ltd.	43,398	1,133,784
Tsuruha Holdings, Inc.	11,743	1,364,111
Ube Industries Ltd.	84,955	1,550,006
Unicharm Corp.	50,186	1,627,503
West Japan Railway Co.	61,038	4,310,828
Yakult Honsha Co., Ltd.	18,441	843,706
Yamada Denki Co., Ltd.	597,236	2,873,643
Yamaha Corp.	32,507	1,597,247
Yamaha Motor Co., Ltd.	175,516	2,811,771
Yamato Holdings Co., Ltd.	169,342	2,672,045
Yamazaki Baking Co., Ltd.	75,371	1,282,212
Yaskawa Electric Corp.	40,308	1,264,938
Yokogawa Electric Corp.	66,859	1,076,661
Z Holdings Corp.	662,365	2,413,289
		1,099,486,625

Netherlands 2.4%
Aalberts N.V.	26,920	997,996
ABN AMRO Bank N.V.	162,669	2,222,825
Aegon N.V.	1,020,369	3,442,050
Akzo Nobel N.V.	60,629	4,805,039
APERAM S.A.	38,315	1,133,826
ArcelorMittal S.A.	623,213	8,787,116
ASML Holding N.V.	24,272	6,614,736
ASR Nederland N.V.	49,045	1,622,669
Boskalis Westminster	56,060	1,218,958
Heineken Holding N.V.	31,158	2,731,194
Heineken N.V.	42,089	4,171,109
ING Groep N.V.	1,293,058	12,227,872
Koninklijke Ahold Delhaize N.V.	613,317	14,268,920
Koninklijke DSM N.V.	35,215	3,935,884
Koninklijke KPN N.V.	1,349,153	3,261,831
Koninklijke Philips N.V.	200,844	8,542,291
NN Group N.V.	88,940	3,012,948
Prosus N.V. *	10,270	718,266
Randstad N.V.	63,589	3,262,662
Signify N.V.	90,719	2,670,627
Unibail-Rodamco-Westfield	16,378	1,960,955
Unilever N.V.	257,143	13,449,268
Wolters Kluwer N.V.	36,120	2,631,312
		107,690,354

New Zealand 0.1%
Contact Energy Ltd.	250,132	1,039,467
Fletcher Building Ltd.	641,572	2,065,283
Spark New Zealand Ltd.	692,783	1,948,684
		5,053,434

Norway 0.7%
DNB A.S.A.	256,812	4,226,968
Equinor A.S.A.	610,081	9,097,948
Mowi A.S.A.	95,813	2,002,384
Norsk Hydro A.S.A.	892,599	2,512,372
Orkla A.S.A.	217,296	1,817,415
Security	Number of Shares	Value ($)
Seadrill Ltd. *(a)	473,225	474,134
Subsea 7 S.A.	178,633	1,556,660
Telenor A.S.A.	250,666	3,978,930
Yara International A.S.A.	95,616	3,442,329
		29,109,140

Poland 0.3%
Bank Polska Kasa Opieki S.A.	59,761	1,334,456
KGHM Polska Miedz S.A. *	81,017	1,449,499
PGE Polska Grupa Energetyczna S.A. *	730,960	828,719
Polski Koncern Naftowy Orlen S.A.	224,065	3,332,531
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,115,770	896,533
Powszechna Kasa Oszczednosci Bank Polski S.A.	145,256	1,152,779
Powszechny Zaklad Ubezpieczen S.A.	175,805	1,549,502
Tauron Polska Energia S.A. *	2,551,392	711,830
		11,255,849

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,313,316	6,087,821
Galp Energia, SGPS, S.A.	211,893	2,879,164
Jeronimo Martins, SGPS, S.A.	84,241	1,471,761
		10,438,746

Republic of Korea 5.4%
Amorepacific Corp. *	8,840	1,171,873
CJ CheilJedang Corp.	4,868	978,009
CJ Corp.	16,849	1,116,792
Coway Co., Ltd.	13,925	789,981
Daelim Industrial Co., Ltd. *	14,324	855,076
DB Insurance Co., Ltd.	34,446	1,228,087
Doosan Heavy Industries & Construction Co., Ltd. *	246,163	1,015,460
E-MART, Inc.	21,991	1,901,239
GS Holdings Corp.	39,356	1,336,711
Hana Financial Group, Inc.	113,397	2,931,796
Hankook Tire & Technology Co., Ltd.	58,102	1,219,927
Hanwha Corp.	76,018	1,254,970
Hanwha Solutions Corp.	60,285	886,033
Hyundai Engineering & Construction Co., Ltd.	49,070	1,402,000
Hyundai Glovis Co., Ltd.	13,666	1,384,041
Hyundai Marine & Fire Insurance Co., Ltd.	47,855	890,509
Hyundai Mobis Co., Ltd.	44,128	7,630,202
Hyundai Motor Co.	121,628	11,516,855
Hyundai Steel Co.	99,520	1,954,345
Hyundai Wia Corp.	26,435	836,909
Industrial Bank of Korea	171,034	1,339,262
KB Financial Group, Inc.	128,785	4,124,937
Kia Motors Corp.	248,976	7,431,354
Korea Electric Power Corp. *	411,770	7,221,656
Korea Gas Corp.	43,084	996,838
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	22,717	1,945,301
Korea Zinc Co., Ltd. *	3,685	1,257,664
Korean Air Lines Co., Ltd. *	64,186	1,178,549
KT&G Corp.	30,420	2,121,510
LG Chem Ltd.	19,020	5,763,162
LG Corp.	29,443	1,636,396
LG Display Co., Ltd. *	474,093	5,308,905
LG Electronics, Inc.	113,361	5,637,715
LG Household & Health Care Ltd.	1,264	1,270,765
LG Uplus Corp.	156,540	1,701,382

34
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Lotte Chemical Corp.	10,887	1,680,784
Lotte Shopping Co., Ltd.	14,313	1,121,941
NAVER Corp.	11,977	1,715,931
POSCO	74,313	11,962,282
Posco International Corp.	63,551	782,287
S-Oil Corp.	26,141	1,433,504
Samsung C&T Corp.	16,386	1,423,403
Samsung Electro-Mechanics Co., Ltd.	20,203	2,095,988
Samsung Electronics Co., Ltd.	1,995,563	89,056,825
Samsung Fire & Marine Insurance Co., Ltd.	13,052	2,127,868
Samsung Heavy Industries Co., Ltd. *	182,855	877,764
Samsung Life Insurance Co., Ltd.	26,123	1,258,292
Samsung SDI Co., Ltd.	7,970	1,935,900
Samsung SDS Co., Ltd.	8,162	1,118,957
Shinhan Financial Group Co., Ltd.	167,811	4,462,985
SK Holdings Co., Ltd.	14,246	2,252,147
SK Hynix, Inc.	172,379	12,476,010
SK Innovation Co., Ltd.	61,489	5,721,084
SK Networks Co., Ltd.	311,283	1,109,803
SK Telecom Co., Ltd.	12,022	2,103,479
Woori Financial Group, Inc.	231,730	1,833,615
		239,787,060

Singapore 0.7%
CapitaLand Ltd.	568,322	1,437,398
ComfortDelGro Corp., Ltd.	852,173	1,190,612
DBS Group Holdings Ltd.	314,635	5,435,158
Golden Agri-Resources Ltd.	5,948,344	852,382
Hutchison Port Holdings Trust	5,536,013	813,794
Jardine Cycle & Carriage Ltd.	49,178	946,070
Keppel Corp., Ltd.	615,246	2,794,769
Oversea-Chinese Banking Corp., Ltd.	617,451	4,689,389
Sembcorp Industries Ltd.	628,053	823,484
Singapore Airlines Ltd.	332,084	1,903,469
Singapore Telecommunications Ltd.	2,293,306	4,929,367
United Overseas Bank Ltd.	241,981	4,244,247
Wilmar International Ltd.	1,123,903	3,196,887
		33,257,026

Spain 3.1%
Acerinox S.A. *	105,644	970,365
ACS, Actividades de Construccion y Servicios S.A.	104,275	3,075,421
Aena SME S.A.	10,199	1,624,448
Amadeus IT Group S.A.	41,868	2,920,358
Banco Bilbao Vizcaya Argentaria S.A.	2,709,803	12,901,995
Banco de Sabadell S.A.	4,172,458	3,626,256
Banco Santander S.A.	9,974,650	36,452,777
Bankia S.A.	614,691	965,546
Bankinter S.A.	158,504	929,740
CaixaBank S.A.	684,432	1,744,961
Enagas S.A.	60,386	1,552,145
Endesa S.A.	158,932	4,055,466
Ferrovial S.A.	92,822	2,638,732
Grifols S.A.	42,293	1,347,245
Iberdrola S.A.	1,747,988	19,815,193
Industria de Diseno Textil S.A.	184,816	5,710,701
Mapfre S.A.	518,247	1,152,768
Naturgy Energy Group S.A.	133,389	3,081,339
Red Electrica Corp. S.A.	94,164	1,794,070
Repsol S.A.	860,003	9,569,507
Telefonica S.A.	3,264,428	19,219,940
		135,148,973

Security	Number of Shares	Value ($)
Sweden 2.2%
Alfa Laval AB	68,514	1,527,150
Assa Abloy AB, B Shares	148,452	3,290,563
Atlas Copco AB, A Shares	115,055	4,024,213
Atlas Copco AB, B Shares	77,139	2,353,531
BillerudKorsnas AB	88,521	1,065,528
Boliden AB	107,541	2,200,713
Electrolux AB, Series B	93,159	1,868,446
Epiroc AB, A Shares	72,518	826,899
Epiroc AB, B Shares	48,513	536,665
Essity AB, B Shares	123,091	3,651,429
Hennes & Mauritz AB, B Shares	420,842	7,525,159
Hexagon AB, B Shares	30,291	1,601,548
Husqvarna AB, B Shares	136,261	902,588
ICA Gruppen AB	30,222	1,121,585
Industrivarden AB, A Shares	41,228	944,046
Industrivarden AB, C Shares	33,066	737,710
Investor AB, A Shares	32,938	1,615,797
Investor AB, B Shares	116,134	5,717,399
Kinnevik AB, B Shares	50,370	1,010,507
Sandvik AB	275,014	4,493,220
Securitas AB, B Shares	124,313	1,672,021
Skandinaviska Enskilda Banken AB, A Shares	450,154	4,245,658
Skanska AB, B Shares	167,041	3,599,227
SKF AB, B Shares	167,081	2,895,237
SSAB AB, A Shares	186,501	563,248
SSAB AB, B Shares	416,910	1,190,299
Svenska Handelsbanken AB, A Shares	467,001	4,647,323
Swedbank AB, A Shares	383,887	5,731,518
Swedish Match AB	35,893	2,071,740
Tele2 AB, B Shares	146,389	2,105,594
Telefonaktiebolaget LM Ericsson, B Shares	946,653	7,487,221
Telia Co. AB	1,275,114	4,988,610
Trelleborg AB, B Shares	87,937	1,345,118
Volvo AB, B Shares	519,448	7,972,467
		97,529,977

Switzerland 5.6%
ABB Ltd.	578,141	12,429,479
Adecco Group AG	98,615	5,234,608
Alcon, Inc. *	73,639	4,485,516
Baloise Holding AG	9,792	1,567,003
Chocoladefabriken Lindt & Sprungli AG	11	951,185
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	120	933,519
Cie Financiere Richemont S.A.	101,559	6,861,882
Clariant AG *	57,364	1,201,862
Credit Suisse Group AG *	448,750	5,011,610
Geberit AG	4,233	2,094,744
Georg Fischer AG	1,455	1,234,108
Givaudan S.A.	1,178	3,658,317
Julius Baer Group Ltd. *	32,695	1,358,196
Kuehne & Nagel International AG	14,798	2,148,726
LafargeHolcim Ltd. *	161,979	7,481,875
Lonza Group AG	5,719	2,259,358
Nestle S.A.	503,427	51,411,497
Novartis AG	347,561	29,174,370
Pargesa Holding S.A.	13,730	1,000,725
Roche Holding AG	122,201	39,098,765
Roche Holding AG, Bearer Shares	5,431	1,709,058
Schindler Holding AG	2,718	581,817
Schindler Holding AG, Participation Certificate	6,202	1,374,378
Schweizerische Nationalbank (a)	1,496	7,472,659
SGS S.A.	872	2,160,293

35
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Sika AG	18,302	3,240,831
Sonova Holding AG	4,963	1,178,261
Swiss Life Holding AG	6,167	2,794,407
Swiss Prime Site AG	12,682	1,519,822
Swiss Re AG	114,327	10,823,830
Swisscom AG	9,034	4,793,494
The Swatch Group AG	15,171	647,309
The Swatch Group AG, Bearer Shares	11,887	2,725,064
UBS Group AG *	871,820	9,547,282
Zurich Insurance Group AG	40,964	15,696,624
		245,862,474

United Kingdom 15.5%
3i Group plc	165,090	2,125,565
Admiral Group plc	41,333	1,115,023
Aggreko plc	147,507	1,275,918
Anglo American plc	269,314	6,163,702
Antofagasta plc	118,471	1,137,950
Ashtead Group plc	98,933	3,018,912
Associated British Foods plc	121,918	3,511,620
AstraZeneca plc	196,854	17,082,953
Aviva plc	1,292,277	5,790,397
Babcock International Group plc	192,205	1,088,808
BAE Systems plc	1,036,657	8,055,963
Barclays plc (a)	6,678,261	12,687,741
Barratt Developments plc	370,263	3,581,080
Bellway plc	42,880	2,039,112
Berkeley Group Holdings plc	42,625	2,588,313
BHP Group plc	619,267	11,219,405
BP plc	11,288,740	57,121,326
British American Tobacco plc	597,336	23,366,192
BT Group plc	5,553,449	10,045,708
Bunzl plc	83,453	1,993,319
Burberry Group plc	101,623	2,140,454
Capita plc *	672,973	1,111,448
Carnival plc	50,954	1,584,785
Centrica plc	6,799,847	6,263,946
Coca-Cola HBC AG *	43,255	1,366,876
Compass Group plc	283,212	6,187,681
CRH plc	255,969	8,628,194
Croda International plc	18,774	1,092,051
DCC plc	32,235	2,277,734
Diageo plc	282,659	9,984,576
Direct Line Insurance Group plc	719,964	2,823,204
Dixons Carphone plc	1,647,821	2,561,497
Drax Group plc	332,312	1,146,048
DS Smith plc	415,628	1,668,031
easyJet plc	130,495	1,834,328
Experian plc	110,885	3,669,724
Ferguson plc	77,601	6,680,675
Firstgroup plc *	1,468,303	2,209,297
Flutter Entertainment plc	12,396	1,308,791
G4S plc	677,366	1,480,790
GlaxoSmithKline plc	1,112,375	22,196,321
Glencore plc *	10,131,311	25,009,256
Hays plc	695,217	1,228,106
Hiscox Ltd.	56,557	885,666
HSBC Holdings plc (a)	5,612,588	37,558,195
IMI plc	103,648	1,331,840
Imperial Brands plc	424,624	8,432,808
Inchcape plc	300,318	2,213,351
Informa plc	125,157	1,090,906
InterContinental Hotels Group plc	32,580	1,790,254
International Consolidated Airlines Group S.A.	268,226	1,617,097
Intertek Group plc	18,332	1,233,996
Investec plc	215,815	1,080,865
Security	Number of Shares	Value ($)
ITV plc	1,662,691	2,475,238
J Sainsbury plc	1,927,981	4,820,562
John Wood Group plc	291,662	1,364,242
Johnson Matthey plc	125,117	4,012,880
Kingfisher plc	2,424,846	5,864,657
Land Securities Group plc	153,557	1,636,972
Legal & General Group plc	1,563,452	5,192,196
Lloyds Banking Group plc	19,559,339	12,541,545
London Stock Exchange Group plc	16,417	1,588,645
M&G plc *	446,456	1,133,674
Marks & Spencer Group plc	1,778,386	3,598,109
Meggitt plc	224,752	1,555,951
Micro Focus International plc	50,649	479,189
Mondi plc	178,090	3,553,151
National Grid plc	1,638,310	20,566,216
Next plc	42,326	3,288,114
Pearson plc	290,170	2,066,657
Pennon Group plc	126,520	1,742,092
Persimmon plc	106,641	3,867,076
Prudential plc	444,560	7,194,492
Reckitt Benckiser Group plc	113,458	8,290,872
RELX plc	241,072	5,750,433
Rentokil Initial plc	215,479	1,332,120
Rio Tinto plc	373,172	17,197,635
Rolls-Royce Holdings plc *	544,374	4,311,042
Royal Dutch Shell plc, A Shares	2,341,165	49,682,036
Royal Dutch Shell plc, B Shares	1,941,175	41,248,366
Royal Mail plc	1,780,313	3,694,105
RSA Insurance Group plc	226,045	1,497,918
Severn Trent plc	78,893	2,483,983
Smith & Nephew plc	133,814	2,972,311
Smiths Group plc	111,691	2,187,024
Smurfit Kappa Group plc	92,538	3,070,806
SSE plc	592,427	11,570,057
St. James's Place plc	80,854	1,048,756
Standard Chartered plc	965,548	6,938,519
Standard Life Aberdeen plc	838,417	2,959,997
Tate & Lyle plc	198,808	1,791,784
Taylor Wimpey plc	1,322,591	3,415,858
Tesco plc	3,296,347	9,620,824
The British Land Co. plc	189,333	1,211,594
The Sage Group plc	180,253	1,569,758
The Weir Group plc	66,607	1,110,682
Travis Perkins plc	162,468	3,031,874
TUI AG	262,930	2,015,044
Unilever plc	186,936	9,956,854
United Utilities Group plc	226,141	2,727,322
Virgin Money UK plc *	799,121	1,549,960
Vodafone Group plc	19,483,142	33,436,603
Whitbread plc	42,588	2,118,246
William Hill plc	601,532	1,143,670
Wm Morrison Supermarkets plc	2,085,510	4,561,798
WPP plc	623,527	5,995,536
		686,732,843
Total Common Stock
(Cost $4,594,336,986)		4,348,918,708

Preferred Stock 1.1% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	43,894	2,242,978
FUCHS PETROLUB SE	27,731	1,051,518
Henkel AG & Co. KGaA	42,444	3,901,379
Volkswagen AG	128,097	20,906,410
		28,102,285

36
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Italy 0.1%
Telecom Italia S.p.A. - RSP	6,597,769	3,651,198

Republic of Korea 0.4%
Hyundai Motor Co., Ltd.	20,430	1,115,281
Hyundai Motor Co., Ltd. 2nd	33,007	2,035,590
LG Chem Ltd.	3,879	597,261
Samsung Electronics Co., Ltd.	350,465	13,144,241
		16,892,373
Total Preferred Stock
(Cost $48,586,490)		48,645,856

Rights 0.0% of net assets

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A. *	103,075	45,097
Total Rights
(Cost $50,089)		45,097

Other Investment Companies 1.2% of net assets

United States 1.2%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (c)	81,830	81,830
Securities Lending Collateral 1.2%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)	53,618,121	53,618,121
Total Other Investment Companies
(Cost $53,699,951)		53,699,951

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/20/20	204	18,523,200	(1,780,422)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $49,294,872.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
37
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 5.0%
Adelaide Brighton Ltd.	621,496	1,202,129
ALS Ltd.	273,086	1,471,963
Ansell Ltd.	95,326	1,819,258
Aristocrat Leisure Ltd.	120,121	2,564,303
ASX Ltd.	40,886	1,954,423
AusNet Services	1,549,590	1,693,471
Australian Pharmaceutical Industries Ltd.	1,327,888	1,023,106
Bank of Queensland Ltd.	423,017	2,042,824
Bapcor Ltd.	124,452	468,604
Beach Energy Ltd.	484,038	547,707
Bega Cheese Ltd. (a)(b)	292,589	764,019
Breville Group Ltd.	64,218	805,319
carsales.com Ltd.	78,295	817,787
Challenger Ltd.	387,060	2,268,472
Charter Hall Retail REIT	176,429	536,912
Cleanaway Waste Management Ltd.	620,643	908,362
Cochlear Ltd.	12,155	1,626,869
Computershare Ltd.	238,991	2,360,650
Costa Group Holdings Ltd.	236,783	451,891
Cromwell Property Group	780,578	573,737
CSR Ltd.	887,326	2,397,113
Dexus	299,990	2,351,969
Domino's Pizza Enterprises Ltd.	17,108	613,069
Eclipx Group Ltd. *	601,702	562,524
Evolution Mining Ltd.	292,977	763,143
FlexiGroup Ltd.	485,451	480,447
Flight Centre Travel Group Ltd.	50,135	1,054,426
G.U.D. Holdings Ltd.	73,551	504,570
G8 Education Ltd.	591,865	620,108
Genworth Mortgage Insurance Australia Ltd.	383,680	796,556
GWA Group Ltd.	282,426	595,448
Harvey Norman Holdings Ltd.	548,159	1,311,209
Healius Ltd.	823,616	1,614,320
IGO Ltd.	145,406	494,065
Iluka Resources Ltd.	150,051	806,856
Inghams Group Ltd. (a)	199,822	445,770
InvoCare Ltd.	59,231	553,743
IOOF Holdings Ltd.	401,064	1,466,183
IRESS Ltd.	65,866	503,660
James Hardie Industries plc	140,703	2,560,976
JB Hi-Fi Ltd.	121,403	2,879,722
Link Administration Holdings Ltd.	177,295	537,261
MACA Ltd.	1,291,238	749,273
Magellan Financial Group Ltd.	20,762	746,420
McMillan Shakespeare Ltd.	57,650	402,549
Mineral Resources Ltd.	149,746	1,597,881
Monadelphous Group Ltd.	154,401	1,435,511
Myer Holdings Ltd. *	6,738,202	1,477,115
nib Holdings Ltd.	270,636	807,900
Nine Entertainment Co. Holdings Ltd.	780,142	797,249
Northern Star Resources Ltd.	159,497	1,384,168
NRW Holdings Ltd.	347,059	537,039
Nufarm Ltd. *	413,691	1,362,976
Orora Ltd.	1,065,435	1,875,344
OZ Minerals Ltd.	258,836	1,501,960
Security	Number of Shares	Value ($)
Pact Group Holdings Ltd. *	343,594	439,741
Pendal Group Ltd.	203,074	968,896
Perenti Global Ltd.	722,133	628,554
Perpetual Ltd.	40,345	997,837
Premier Investments Ltd.	64,086	696,646
Qantas Airways Ltd.	652,192	2,325,369
Qube Holdings Ltd.	600,386	1,130,329
REA Group Ltd.	7,491	474,868
Regis Resources Ltd.	251,480	653,431
Resolute Mining Ltd. *	742,296	488,167
Sandfire Resources Ltd.	225,159	618,430
Santos Ltd.	537,398	2,366,508
SEEK Ltd.	131,455	1,752,746
Seven Group Holdings Ltd.	79,107	896,144
Seven West Media Ltd. *	2,869,027	305,218
Sigma Healthcare Ltd.	4,245,028	1,519,025
Southern Cross Media Group Ltd.	972,878	429,675
St. Barbara Ltd.	228,355	345,995
Super Retail Group Ltd.	224,479	1,173,783
Sydney Airport	305,388	1,529,904
Tassal Group Ltd.	158,707	393,956
The GPT Group	526,706	1,962,851
The Star Entertainment Grp Ltd.	832,152	1,958,334
TPG Telecom Ltd.	216,386	1,050,547
Treasury Wine Estates Ltd.	206,627	1,469,447
Vicinity Centres	1,438,369	2,003,159
Vocus Group Ltd. *	193,816	429,872
Washington H Soul Pattinson & Co., Ltd.	31,087	391,246
Whitehaven Coal Ltd.	289,780	373,671
		94,264,678

Austria 0.6%
AT&S Austria Technologie & Systemtechnik AG	35,264	610,475
BAWAG Group AG	28,712	1,233,162
CA Immobilien Anlagen AG	20,277	824,111
DO & Co. AG	5,452	473,710
EVN AG	33,694	561,089
IMMOFINANZ AG *	37,223	952,681
Lenzing AG	15,639	1,044,462
Oesterreichische Post AG	43,861	1,392,376
POLYTEC Holding AG	55,572	388,234
S IMMO AG	23,284	613,831
UNIQA Insurance Group AG	117,419	1,049,888
Verbund AG	25,361	1,194,542
Vienna Insurance Group AG Wiener Versicherung Gruppe	40,001	966,660
Zumtobel Group AG *	70,851	560,349
		11,865,570

Belgium 1.2%
Ackermans & van Haaren N.V.	14,299	2,034,022
AGFA-Gevaert N.V. *	296,787	1,300,110
Barco N.V.	4,582	975,414
Befimmo S.A.	10,002	534,503
Bekaert S.A.	76,676	1,641,540
bpost S.A.	239,263	1,946,958
Cie d'Entreprises CFE	8,824	768,633

38
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Cofinimmo S.A.	8,829	1,398,482
D'Ieteren S.A. N.V.	36,512	2,117,628
Econocom Group S.A. N.V.	162,761	452,683
Elia Group S.A. N.V.	14,976	1,482,179
Euronav N.V.	128,168	1,156,558
Gimv N.V.	10,261	587,229
Greenyard N.V. *(a)	136,304	592,903
Melexis N.V.	8,141	557,116
Nyrstar N.V. *(a)	1,508,927	265,197
Ontex Group N.V.	96,904	1,447,641
Orange Belgium S.A.	40,374	762,800
Sofina S.A.	3,436	736,738
Telenet Group Holding N.V. *	43,180	1,637,320
Tessenderlo Group S.A. *	29,192	875,400
		23,271,054

Canada 8.1%
Aecon Group, Inc.	108,548	1,270,376
Aimia, Inc. *	332,717	800,593
Alacer Gold Corp. *	159,622	721,798
Algonquin Power & Utilities Corp.	147,705	2,244,707
Allied Properties Real Estate Investment Trust	30,657	1,244,003
Altus Group Ltd.	20,504	685,529
Artis Real Estate Investment Trust	157,601	1,415,926
ATS Automation Tooling Systems, Inc. *	38,320	511,847
AutoCanada, Inc.	101,172	851,673
Badger Daylighting Ltd.	18,309	428,281
Baytex Energy Corp. *	1,351,131	1,248,112
Birchcliff Energy Ltd.	367,087	412,934
BlackBerry Ltd. *	266,790	1,377,327
Boardwalk Real Estate Investment Trust	30,783	1,044,331
Bombardier, Inc., B Shares *	325,029	232,449
Bonavista Energy Corp.	3,156,678	776,030
Bonterra Energy Corp.	158,016	282,518
Boyd Group Services, Inc.	5,478	856,990
BRP, Inc.	18,239	747,713
CAE, Inc.	106,918	2,860,227
Calfrac Well Services Ltd. *(a)	572,832	298,717
Canadian Apartment Properties REIT	42,742	1,787,245
Canadian Utilities Ltd., Class A	100,498	2,973,726
Canadian Western Bank	54,004	1,202,905
Canfor Corp. *	163,078	1,353,365
Canfor Pulp Products, Inc.	70,190	373,866
CanWel Building Materials Group Ltd.	140,697	498,914
Capital Power Corp.	89,791	2,244,190
Cascades, Inc.	176,246	1,432,446
CCL Industries, Inc., Class B	52,052	1,718,199
Centerra Gold, Inc. *	209,765	1,325,144
CES Energy Solutions Corp.	470,659	711,765
Chartwell Retirement Residences	104,575	1,015,095
Chemtrade Logistics Income Fund (a)	156,017	991,414
Choice Properties Real Estate Investment Trust	63,271	637,258
Chorus Aviation, Inc. (a)	163,091	788,513
Cineplex, Inc.	80,140	1,969,545
Cogeco Communications, Inc.	9,174	725,938
Cogeco, Inc.	20,075	1,377,964
Colliers International Group, Inc.	12,143	984,213
Cominar Real Estate Investment Trust	251,299	2,590,962
Constellation Software, Inc.	2,375	2,419,374
Corus Entertainment, Inc., B Shares	273,027	856,292
Cott Corp.	96,298	1,365,181
Crombie Real Estate Investment Trust	58,066	627,226
Dream Office Real Estate Investment Trust	85,944	2,124,351
Eldorado Gold Corp. *	144,773	1,256,457
Security	Number of Shares	Value ($)
Element Fleet Management Corp.	106,203	993,712
Emera, Inc.	31,443	1,324,853
Enerflex Ltd.	123,144	678,858
Enerplus Corp.	347,812	1,510,593
Ensign Energy Services, Inc.	623,784	975,861
Exchange Income Corp. (a)	29,943	910,770
Extendicare, Inc. (a)	97,803	564,661
First Capital Real Estate Investment Trust	75,684	1,128,762
FirstService Corp.	8,303	823,774
Franco-Nevada Corp.	24,726	2,654,313
Frontera Energy Corp.	208,375	1,178,207
Genworth MI Canada, Inc.	28,813	1,119,379
Granite Real Estate Investment Trust	15,802	804,609
Great Canadian Gaming Corp. *	23,187	679,364
Home Capital Group, Inc. *	69,803	1,479,417
Horizon North Logistics, Inc.	528,223	318,740
Hudbay Minerals, Inc.	249,473	607,723
Hudson's Bay Co.	291,014	2,369,563
IAMGOLD Corp. *	340,063	967,736
IGM Financial, Inc.	83,514	2,226,667
Innergex Renewable Energy, Inc.	53,065	777,978
Interfor Corp. *	122,074	1,084,920
Intertape Polymer Group, Inc.	57,381	606,575
Just Energy Group, Inc.	289,408	275,965
Kinross Gold Corp. *	599,491	3,014,537
Kirkland Lake Gold Ltd.	55,769	1,798,518
Laurentian Bank of Canada	32,160	914,955
Lundin Mining Corp.	419,067	2,138,495
Maple Leaf Foods, Inc.	87,344	1,456,221
Martinrea International, Inc.	236,088	2,022,581
Medical Facilities Corp.	93,843	220,914
MEG Energy Corp. *	433,156	1,994,192
Morneau Shepell, Inc.	27,522	679,464
Mullen Group Ltd.	213,596	1,249,099
NFI Group, Inc.	57,355	1,257,892
Norbord, Inc.	60,529	1,607,523
Northland Power, Inc.	65,866	1,464,180
Northview Apartment Real Estate Investment Trust	24,358	653,248
OceanaGold Corp.	561,734	820,202
Pan American Silver Corp.	143,049	2,831,461
Parex Resources, Inc. *	65,888	901,184
Parkland Fuel Corp.	86,731	2,726,598
Pason Systems, Inc.	59,213	543,012
Peyto Exploration & Development Corp. (a)	653,818	1,071,553
PrairieSky Royalty Ltd.	67,748	628,348
Precision Drilling Corp. *	1,348,995	1,668,217
Premium Brands Holdings Corp.	12,803	897,789
Quebecor, Inc., Class B	77,415	1,808,570
Restaurant Brands International, Inc.	35,210	2,075,065
Richelieu Hardware Ltd.	48,979	1,002,312
Ritchie Bros. Auctioneers, Inc.	29,791	1,181,342
Rogers Sugar, Inc. (a)	130,662	480,851
Russel Metals, Inc.	141,082	2,070,485
Secure Energy Services, Inc.	320,108	956,258
SEMAFO, Inc. *	214,919	425,883
Seven Generations Energy Ltd., A Shares *	209,329	860,801
ShawCor Ltd.	159,222	998,733
Sherritt International Corp. *	692,406	85,110
SmartCentres Real Estate Investment Trust	59,518	1,276,067
Stantec, Inc.	84,065	2,511,272
Stella-Jones, Inc.	36,942	938,170
Superior Plus Corp.	192,361	1,437,316
The North West Co., Inc.	57,847	1,107,080
The Stars Group, Inc. *	38,111	873,315

39
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
TMX Group Ltd.	17,994	1,497,456
Toromont Industries Ltd.	36,352	1,797,086
Tourmaline Oil Corp.	192,037	1,595,122
Transcontinental, Inc., Class A	157,335	1,901,124
Trican Well Service Ltd. *(a)	1,327,614	860,449
Turquoise Hill Resources Ltd. *	1,187,741	637,072
Uni-Select, Inc.	91,443	734,351
Vermilion Energy, Inc. (a)	154,184	1,546,032
Western Forest Products, Inc. (a)	1,166,708	929,994
Westshore Terminals Investment Corp.	46,646	489,621
Wheaton Precious Metals Corp.	102,139	2,904,344
Whitecap Resources, Inc. (a)	563,386	1,653,623
Winpak Ltd.	21,196	694,296
Yamana Gold, Inc.	651,392	2,537,922
		154,153,934

Denmark 1.3%
Chr Hansen Holding A/S	17,248	1,219,224
D/S Norden A/S (a)	64,479	741,165
Demant A/S *	35,013	1,062,770
Dfds A/S	31,141	1,071,121
FLSmidth & Co. A/S	55,297	1,867,848
Genmab A/S *	2,570	574,960
GN Store Nord A/S	32,966	1,817,136
H. Lundbeck A/S	22,644	775,531
Jyske Bank A/S *	63,439	2,162,455
Matas A/S	70,034	576,484
Nilfisk Holding A/S *	34,884	713,765
NKT A/S *	52,663	1,283,453
Rockwool International A/S, B Shares	5,089	1,167,684
Royal Unibrew A/S	16,080	1,373,258
Scandinavian Tobacco Group A/S, Class A	91,975	1,174,842
Schouw & Co. A/S	15,582	1,163,528
SimCorp A/S	7,659	729,520
Spar Nord Bank A/S	70,373	591,687
Sydbank A/S	88,232	1,621,161
Topdanmark A/S	15,865	684,211
Tryg A/S	57,475	1,581,520
		23,953,323

Finland 1.2%
Aktia Bank Oyj	53,424	600,920
Cargotec Oyj, B Shares	67,393	1,924,723
Caverion Oyj	92,700	643,542
Finnair Oyj	94,105	493,693
Huhtamaki Oyj	65,696	2,691,708
Kemira Oyj	112,746	1,420,511
Konecranes Oyj	60,897	1,781,342
Metsa Board Oyj	195,539	1,110,463
Orion Oyj, Class B	65,561	2,588,956
Outotec Oyj *	165,855	837,315
Sanoma Oyj	97,174	1,097,295
TietoEVRY Oyj	76,564	2,156,367
Tokmanni Group Corp.	50,486	671,022
Uponor Oyj	69,870	909,472
Valmet Oyj	83,470	1,958,447
YIT Oyj	165,906	1,097,081
		21,982,857

France 4.2%
Aeroports de Paris	11,501	1,690,331
Albioma S.A.	25,657	834,215
ALD S.A.	184,024	2,429,736
Altarea S.C.A.	3,225	614,978
Security	Number of Shares	Value ($)
Alten S.A.	15,213	1,676,085
Altran Technologies S.A.	68,190	1,088,345
Amundi S.A.	28,247	2,005,954
Beneteau S.A.	45,641	428,899
BioMerieux	12,860	1,177,407
Bonduelle S.C.A.	23,715	534,020
Cie Plastic Omnium S.A.	73,562	1,612,851
Coface S.A.	79,353	865,987
Covivio	20,089	2,118,409
Dassault Aviation S.A.	820	845,784
Derichebourg S.A.	243,690	811,609
Edenred	59,056	3,059,920
Elior Group S.A.	177,204	2,213,167
Elis S.A.	125,930	2,178,662
Eramet (a)	11,110	359,035
Eurofins Scientific SE	2,690	1,343,856
Euronext N.V.	24,781	2,048,356
Europcar Mobility Group (a)	150,212	566,611
Fnac Darty S.A. *	20,210	912,850
Gaztransport Et Technigaz S.A.	6,847	602,439
Gecina S.A.	13,292	2,346,315
Getlink SE	176,895	2,833,043
ICADE	21,863	2,167,390
Imerys S.A.	55,117	2,123,857
Ipsen S.A.	9,690	623,737
IPSOS	60,320	1,845,299
JCDecaux S.A.	54,254	1,239,582
Kaufman & Broad S.A.	18,748	746,729
Korian S.A.	34,822	1,574,379
Latecoere SACA *	138,055	468,588
LISI	18,538	572,202
Maisons du Monde S.A.	49,955	607,445
Mercialys S.A.	76,217	874,880
Mersen S.A.	16,816	489,496
Metropole Television S.A.	85,004	1,242,790
Nexans S.A.	67,300	3,045,737
Nexity S.A.	43,517	1,993,311
Orpea	16,119	2,062,739
Quadient	101,829	2,161,020
Remy Cointreau S.A.	7,071	708,751
Rothschild & Co.	22,141	525,329
SEB S.A.	14,286	1,870,540
Societe BIC S.A.	36,332	2,185,011
Solocal Group *	1,268,439	642,598
Sopra Steria Group	12,721	2,035,921
SPIE S.A.	135,362	2,557,439
Tarkett S.A.	71,405	1,145,148
Technicolor S.A. *(a)	1,925,737	502,601
Television Francaise 1 S.A.	183,185	1,393,445
Trigano S.A.	5,824	438,220
Ubisoft Entertainment S.A. *	32,859	2,432,011
Vallourec S.A. *(a)	831,229	1,573,664
Vicat S.A.	27,192	1,057,364
Vilmorin & Cie S.A.	9,336	411,743
		80,517,830

Germany 3.8%
1&1 Drillisch AG	21,593	462,754
Aareal Bank AG	68,481	1,870,042
alstria Office REIT-AG	36,365	685,059
Aroundtown S.A.	160,198	1,377,485
Bauer AG	31,189	480,319
BayWa AG	58,645	1,552,488
Bechtle AG	17,836	2,329,483
Bertrandt AG	8,443	393,690
Bilfinger SE	82,663	2,453,447
CANCOM SE	17,462	847,422

40
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Carl Zeiss Meditec AG	7,511	781,731
CECONOMY AG *	314,681	1,489,800
Cewe Stiftung & Co. KGaA	5,633	594,625
CTS Eventim AG & Co., KGaA	13,863	728,498
Deutsche Euroshop AG	26,225	637,207
Deutz AG	217,596	1,015,828
Dialog Semiconductor plc *	53,741	1,806,963
Duerr AG	57,038	1,763,692
DWS Group GmbH & Co. KGaA	20,987	755,798
ElringKlinger AG *	128,810	854,607
Fielmann AG	12,893	892,226
Fraport AG Frankfurt Airport Services Worldwide	24,700	1,544,879
Gerresheimer AG	23,348	1,674,723
Grand City Properties S.A.	29,853	695,191
GRENKE AG	5,502	505,855
Hamburger Hafen und Logistik AG	24,491	514,907
Hapag-Lloyd AG	26,029	2,038,577
Heidelberger Druckmaschinen AG *	631,676	552,316
Hella GmbH & Co. KGaA	59,339	2,433,855
HOCHTIEF AG	19,435	1,898,937
Hornbach Holding AG & Co. KGaA	31,827	1,779,482
Indus Holding AG	27,603	983,900
Jenoptik AG	27,363	640,813
Knorr-Bremse AG	15,778	1,594,310
Koenig & Bauer AG	14,783	352,373
Krones AG	21,122	1,313,202
LEG Immobilien AG	17,642	2,094,854
Nordex SE *	83,219	971,708
Norma Group SE	29,031	947,106
Pfeiffer Vacuum Technology AG	3,606	539,093
Puma SE	30,830	2,343,472
QIAGEN N.V. *	45,815	1,670,806
Rational AG	884	589,900
Rhoen-Klinikum AG	29,068	574,735
SAF-Holland S.A.	81,926	496,754
Scout24 AG	32,241	2,096,575
Siemens Healthineers AG	34,929	1,406,370
Siltronic AG	14,982	1,385,348
Sixt SE	11,330	980,700
Software AG	40,323	1,306,637
Stabilus S.A.	12,668	674,607
Stroeer SE & CO. KGaA	8,388	616,864
Suedzucker AG	169,071	2,613,024
TAG Immobilien AG	47,005	1,132,820
Takkt AG	54,841	690,351
Talanx AG *	41,536	1,835,046
Wacker Chemie AG	23,127	1,612,636
Wacker Neuson SE	36,307	502,905
Wirecard AG	8,854	1,117,966
Zalando SE *	34,202	1,485,110
		71,981,871

Hong Kong 4.2%
AAC Technologies Holdings, Inc.	462,465	3,029,473
ASM Pacific Technology Ltd.	173,637	2,057,651
BOC Aviation Ltd.	80,555	699,283
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	—
Cafe de Coral Holdings Ltd.	344,250	754,491
Cathay Pacific Airways Ltd. (a)	1,048,529	1,348,158
China Harmony New Energy Auto Holding Ltd.	2,170,597	1,072,340
China Travel International Investment Hong Kong Ltd.	4,104,407	647,811
Chow Tai Fook Jewellery Group Ltd.	1,530,876	1,325,978
CITIC Telecom International Holdings Ltd.	1,653,946	598,498
CK Infrastructure Holdings Ltd.	81,078	552,446
Security	Number of Shares	Value ($)
Dah Sing Financial Holdings Ltd.	169,190	594,864
Dairy Farm International Holdings Ltd.	225,147	1,080,706
Esprit Holdings Ltd. *	11,127,093	1,856,169
First Pacific Co., Ltd.	6,820,765	1,916,769
Fortune Real Estate Investment Trust	517,200	555,490
Giordano International Ltd.	2,251,533	528,715
Global Brands Group Holding Ltd.	18,575,143	965,339
Haitong International Securities Group Ltd.	2,057,094	593,922
Hang Lung Group Ltd.	947,779	2,388,587
Hang Lung Properties Ltd.	1,236,296	2,700,067
Huabao International Holdings Ltd.	1,226,289	484,659
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,744,041	528,171
Hysan Development Co., Ltd.	233,688	842,627
IGG, Inc.	514,877	374,610
Johnson Electric Holdings Ltd.	594,944	1,371,118
K Wah International Holdings Ltd.	1,617,229	778,207
Kerry Logistics Network Ltd.	627,856	897,507
Kerry Properties Ltd.	751,094	2,134,817
L'Occitane International S.A.	367,381	642,076
Lifestyle International Holdings Ltd.	434,699	400,503
Luk Fook Holdings International Ltd.	618,969	1,509,090
Man Wah Holdings Ltd.	1,697,432	1,226,290
Melco International Development Ltd.	534,308	1,092,880
MGM China Holdings Ltd.	560,292	754,912
Minth Group Ltd.	440,448	1,548,595
MMG Ltd. *	4,077,814	831,988
NagaCorp Ltd.	467,791	641,085
NewOcean Energy Holdings Ltd. *	4,667,962	682,849
Nexteer Automotive Group Ltd.	987,022	726,995
NWS Holdings Ltd.	1,212,910	1,483,249
Pacific Basin Shipping Ltd.	4,598,758	684,528
Pacific Textiles Holdings Ltd.	840,837	525,452
Pou Sheng International Holdings Ltd.	2,807,156	716,823
Power Assets Holdings Ltd.	168,783	1,202,027
PRADA S.p.A.	486,848	1,580,543
Road King Infrastructure Ltd.	358,647	612,084
Sa Sa International Holdings Ltd. (a)	2,168,873	411,897
Samsonite International S.A.	1,041,847	1,804,805
Semiconductor Manufacturing International Corp. *(a)	1,939,941	3,758,876
Shangri-La Asia Ltd.	756,730	660,302
Shougang Fushan Resources Group Ltd.	3,607,341	698,967
Shui On Land Ltd.	5,228,341	1,039,892
SITC International Holdings Co., Ltd.	908,345	1,049,025
SmarTone Telecommunications Holdings Ltd.	843,009	594,960
Sun Art Retail Group Ltd.	2,454,835	3,137,431
Swire Properties Ltd.	402,610	1,190,825
Television Broadcasts Ltd.	618,497	876,192
The Bank of East Asia Ltd.	854,566	1,815,927
Tingyi Cayman Islands Holding Corp.	1,651,105	3,004,301
Towngas China Co., Ltd. *	681,173	395,083
Truly International Holdings Ltd. *	6,630,162	893,318
Uni-President China Holdings Ltd.	925,867	955,206
Value Partners Group Ltd.	843,308	468,562
Vitasoy International Holdings Ltd.	176,373	632,567
VSTECS Holdings Ltd.	1,740,669	826,438
VTech Holdings Ltd.	216,267	1,891,249
Wynn Macau Ltd.	884,540	1,782,008
Xinyi Glass Holdings Ltd.	1,583,778	1,959,133
Xinyi Solar Holdings Ltd.	1,128,313	893,320
		80,280,726

41
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Ireland 0.4%
AIB Group plc	465,366	1,072,458
Glanbia plc	143,482	1,662,762
Irish Continental Group plc	114,455	487,805
Kingspan Group plc	51,883	3,251,329
Total Produce plc	687,708	906,495
		7,380,849

Israel 1.2%
Azrieli Group Ltd.	13,504	982,419
Cellcom Israel Ltd. *	161,877	590,220
Clal Insurance Enterprises Holdings Ltd. *	41,070	430,415
Delek Group Ltd.	8,724	854,029
El Al Israel Airlines *	2,157,329	436,236
Elbit Systems Ltd.	10,413	1,550,885
First International Bank of Israel Ltd.	27,738	743,303
Gazit-Globe Ltd.	130,123	1,513,517
Harel Insurance Investments & Financial Services Ltd.	99,654	589,121
Israel Discount Bank Ltd., A Shares	620,367	2,595,982
Mizrahi Tefahot Bank Ltd.	56,959	1,468,268
Nice Ltd. *	12,212	1,951,737
Oil Refineries Ltd.	3,575,895	1,208,557
Partner Communications Co., Ltd. *	119,667	582,329
Paz Oil Co., Ltd.	18,322	2,006,740
Phoenix Holdings Ltd.	102,417	515,400
Shikun & Binui Ltd.	220,340	1,198,447
Shufersal Ltd.	98,677	623,196
The Israel Corp., Ltd. *	7,891	1,107,913
Tower Semiconductor Ltd. *	74,873	1,440,674
		22,389,388

Italy 2.5%
ACEA S.p.A.	43,720	909,579
Amplifon S.p.A.	28,244	799,194
Anima Holding S.p.A.	282,562	1,225,381
Astaldi S.p.A. *(a)	980,290	528,278
ASTM S.p.A.	66,818	1,645,543
Autogrill S.p.A.	165,249	1,325,079
Azimut Holding S.p.A.	83,745	1,766,202
Banca Carige S.p.A. *(a)(b)	136,245,279	149,659
Banca Generali S.p.A.	29,609	906,119
Banca IFIS S.p.A.	33,207	501,548
Banca Mediolanum S.p.A.	165,067	1,334,499
Banca Monte dei Paschi di Siena S.p.A. *(a)	681,491	1,366,165
Banca Popolare di Sondrio Scarl	1,033,600	2,450,102
Buzzi Unicem S.p.A.	80,383	1,745,184
Cerved Group S.p.A.	120,082	1,129,758
Danieli & C Officine Meccaniche S.p.A.	81,953	1,215,287
Davide Campari-Milano S.p.A.	130,896	1,084,121
De'Longhi S.p.A.	57,123	978,849
DiaSorin S.p.A.	5,397	607,654
Enav S.p.A.	180,950	1,075,316
ERG S.p.A.	61,579	1,427,234
Esprinet S.p.A.	151,135	813,470
Ferrari N.V.	17,201	2,674,507
Fincantieri S.p.A. *(a)	459,414	361,829
FinecoBank Banca Fineco S.p.A.	100,352	1,046,539
Freni Brembo S.p.A.	119,071	1,182,373
IMA Industria Macchine Automatiche S.p.A.	7,413	456,404
Infrastrutture Wireless Italiane S.p.A.	61,306	622,909
Interpump Group S.p.A.	31,438	944,134
Security	Number of Shares	Value ($)
Iren S.p.A.	707,571	2,179,356
Italgas S.p.A.	339,626	2,063,779
MARR S.p.A.	28,174	519,922
Mediaset S.p.A. *	547,412	1,270,556
Moncler S.p.A.	34,567	1,337,307
OVS S.p.A. *	683,796	1,107,895
Piaggio & C S.p.A.	176,253	418,961
Recordati S.p.A.	30,871	1,311,648
Salini Impregilo S.p.A *(a)	352,549	515,439
Salvatore Ferragamo Italia S.p.A.	49,892	783,147
Societa Cattolica di Assicurazioni SC	185,525	1,347,051
Tod's S.p.A. (a)	17,127	584,336
UnipolSai Assicurazioni S.p.A.	676,473	1,670,425
		47,382,738

Japan 34.1%
ABC-Mart, Inc.	18,281	1,043,999
Acom Co., Ltd.	158,820	653,744
Adastria Co., Ltd.	48,541	787,528
ADEKA Corp.	158,596	2,092,264
Advantest Corp.	43,060	1,962,081
Aeon Delight Co., Ltd.	27,079	825,939
AEON Financial Service Co., Ltd.	100,288	1,457,855
Aeon Mall Co., Ltd.	103,532	1,469,499
Ahresty Corp.	170,790	685,598
Aica Kogyo Co., Ltd.	44,055	1,304,925
Aichi Steel Corp.	37,261	1,034,941
Aida Engineering Ltd.	85,065	634,054
Ain Holdings, Inc.	20,160	1,166,258
Aisan Industry Co., Ltd.	116,033	670,176
Alconix Corp.	56,834	585,912
Alpen Co., Ltd.	40,770	603,244
Amano Corp.	50,389	1,237,944
Anritsu Corp. (a)	65,098	1,070,633
AOKI Holdings, Inc.	84,886	714,564
Aoyama Trading Co., Ltd.	125,305	1,399,829
Aozora Bank Ltd.	103,169	2,584,366
Arata Corp.	45,066	1,725,514
Arcland Sakamoto Co., Ltd.	58,168	589,958
Arcs Co., Ltd.	109,933	1,761,129
Asahi Diamond Industrial Co., Ltd.	95,441	466,300
Asahi Holdings, Inc.	47,250	1,074,531
ASKUL Corp.	21,231	598,361
Autobacs Seven Co., Ltd.	95,046	1,218,640
Avex, Inc.	70,341	661,250
Axial Retailing, Inc.	26,539	845,144
Azbil Corp.	97,616	2,419,020
Belc Co., Ltd.	12,420	596,446
Belluna Co., Ltd.	76,312	383,452
Benesse Holdings, Inc.	83,849	2,162,591
BML, Inc.	19,781	533,472
Bunka Shutter Co., Ltd.	97,585	700,234
Calbee, Inc.	52,964	1,356,692
Canon Electronics, Inc.	32,366	555,712
Canon Marketing Japan, Inc.	75,201	1,738,759
Capcom Co., Ltd.	36,114	983,664
Cawachi Ltd.	40,994	763,139
Central Glass Co., Ltd.	76,722	1,459,542
Chiyoda Co., Ltd.	49,007	552,927
Chiyoda Corp. *	543,565	1,531,950
Chubu Shiryo Co., Ltd.	98,733	1,303,442
Chudenko Corp.	36,248	755,776
Chugoku Marine Paints Ltd.	75,281	644,179
CKD Corp.	74,999	1,155,596
Cocokara fine, Inc.	38,796	1,782,174
Colowide Co., Ltd.	25,717	423,193
CONEXIO Corp.	39,592	494,051

42
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Cosmos Pharmaceutical Corp.	6,365	1,382,580
Create SD Holdings Co., Ltd.	25,611	580,293
Credit Saison Co., Ltd.	211,514	3,074,713
CyberAgent, Inc.	49,741	1,888,373
Daido Metal Co., Ltd.	104,024	566,097
Daifuku Co., Ltd.	37,500	2,231,957
Daihen Corp.	26,732	702,098
Daiho Corp.	29,258	622,511
Daiichikosho Co., Ltd.	32,803	1,341,132
Daikyonishikawa Corp.	130,662	734,077
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	30,706	667,553
Daio Paper Corp. (a)	109,310	1,452,197
Daiseki Co., Ltd.	28,517	683,150
Daiwabo Holdings Co., Ltd.	41,967	2,128,211
DCM Holdings Co., Ltd.	187,227	1,706,245
DeNA Co., Ltd.	107,143	1,379,703
Descente Ltd.	44,376	606,820
Dexerials Corp.	84,139	617,792
Disco Corp.	11,920	2,417,926
DMG Mori Co., Ltd.	67,058	847,356
Doshisha Co., Ltd.	46,267	594,074
Doutor Nichires Holdings Co., Ltd.	38,913	654,052
DTS Corp.	34,322	628,115
Duskin Co., Ltd.	55,747	1,441,933
DyDo Group Holdings, Inc.	17,139	558,509
Eagle Industry Co., Ltd.	67,400	511,756
Earth Corp.	13,072	679,868
Eizo Corp.	20,295	650,065
Exedy Corp.	81,611	1,526,069
Ezaki Glico Co., Ltd.	49,058	2,021,627
F-Tech, Inc.	70,993	400,823
FamilyMart Co., Ltd	78,300	1,732,015
Fancl Corp.	26,080	642,661
FCC Co., Ltd.	62,818	1,124,568
Feed One Co., Ltd.	432,744	621,845
Foster Electric Co., Ltd.	73,137	974,346
FP Corp.	12,902	775,089
Fuji Co., Ltd.	54,160	807,391
Fuji Corp.	84,748	1,363,165
Fuji Media Holdings, Inc.	86,440	1,021,749
Fuji Oil Co., Ltd.	340,278	640,397
Fuji Oil Holdings, Inc.	44,168	1,025,734
Fuji Seal International, Inc.	32,052	570,824
Fuji Soft, Inc.	21,244	702,126
Fujimori Kogyo Co., Ltd.	26,716	710,842
Fujitec Co., Ltd.	108,411	1,508,598
Fujitsu General Ltd.	82,293	1,637,239
Fukuoka Financial Group, Inc.	121,758	1,855,747
Fukuyama Transporting Co., Ltd.	36,715	1,102,829
Funai Electric Co., Ltd. *	82,668	434,550
Furukawa Co., Ltd.	63,814	718,214
Futaba Corp.	50,859	492,252
Futaba Industrial Co., Ltd.	192,013	1,020,011
Fuyo General Lease Co., Ltd.	11,023	622,353
G-Tekt Corp.	65,576	792,152
Geo Holdings Corp.	110,024	1,196,478
Glory Ltd.	75,049	1,999,637
Gree, Inc.	186,087	759,081
GS Yuasa Corp.	143,886	2,543,834
GungHo Online Entertainment, Inc.	60,501	957,449
Gunze Ltd.	25,048	889,388
H-One Co., Ltd.	77,326	443,030
Hakuto Co., Ltd.	45,034	458,001
Hamakyorex Co., Ltd.	17,667	461,063
Hamamatsu Photonics K.K.	43,676	1,694,563
Happinet Corp.	55,867	596,143
Hazama Ando Corp.	305,596	2,241,009
Security	Number of Shares	Value ($)
Heiwa Corp.	69,895	1,305,044
Heiwa Real Estate Co., Ltd.	25,823	719,400
Heiwado Co., Ltd.	73,887	1,147,367
Hikari Tsushin, Inc.	7,671	1,457,181
Hirose Electric Co., Ltd.	21,045	2,235,903
HIS Co., Ltd.	32,167	635,199
Hisamitsu Pharmaceutical Co., Inc.	42,435	1,902,130
Hitachi Capital Corp.	36,424	932,676
Hitachi Chemical Co., Ltd.	106,509	4,497,738
Hitachi High-Tech Corp.	59,490	4,395,636
Hitachi Transport System Ltd.	50,069	1,348,913
Hitachi Zosen Corp.	501,780	1,744,472
Hokkaido Electric Power Co., Inc.	488,081	2,126,715
Hokuetsu Corp.	276,313	1,124,567
Hokuhoku Financial Group, Inc.	155,113	1,318,673
Horiba Ltd.	32,642	1,782,426
Hoshizaki Corp.	28,103	2,381,323
Hosiden Corp.	123,418	1,066,385
House Foods Group, Inc.	46,466	1,372,032
Hulic Co., Ltd.	142,022	1,590,531
IDOM, Inc.	146,031	693,162
Iino Kaiun Kaisha Ltd.	185,651	569,698
Inaba Denki Sangyo Co., Ltd.	90,444	2,004,836
Inabata & Co., Ltd.	160,156	1,866,371
Internet Initiative Japan, Inc.	32,781	899,263
Iriso Electronics Co., Ltd.	11,199	381,035
Iseki & Co., Ltd.	43,905	468,906
Ishihara Sangyo Kaisha Ltd.	70,477	467,821
Ito En Ltd.	38,081	1,680,485
Itochu Enex Co., Ltd.	172,534	1,346,810
Itochu Techno-Solutions Corp.	60,718	1,685,345
Itoham Yonekyu Holdings, Inc.	439,926	2,430,778
Iwatani Corp.	81,578	2,681,074
Izumi Co., Ltd.	49,970	1,372,652
Jaccs Co., Ltd.	35,539	713,646
Jafco Co., Ltd.	24,979	950,622
Japan Airport Terminal Co., Ltd.	24,697	966,220
Japan Aviation Electronics Industry Ltd.	82,064	1,318,471
Japan Exchange Group, Inc.	164,198	2,762,892
Japan Petroleum Exploration Co., Ltd.	57,906	1,240,632
Japan Post Insurance Co., Ltd.	67,890	1,042,912
Japan Pulp & Paper Co., Ltd.	36,461	1,176,325
Joshin Denki Co., Ltd.	63,041	1,052,583
Joyful Honda Co., Ltd.	87,152	918,665
Juki Corp.	66,502	424,173
JVC Kenwood Corp.	439,713	892,756
Kadokawa Dwango *	61,654	807,649
Kaga Electronics Co., Ltd.	61,601	1,130,194
Kagome Co., Ltd.	58,621	1,265,190
Kakaku.com, Inc.	33,484	717,082
Kaken Pharmaceutical Co., Ltd.	26,086	1,267,238
Kameda Seika Co., Ltd.	11,687	474,024
Kamigumi Co., Ltd.	109,491	2,104,249
Kanamoto Co., Ltd.	40,700	901,426
Kandenko Co., Ltd.	179,292	1,520,903
Kanematsu Corp.	213,880	2,323,899
Kansai Paint Co., Ltd.	116,346	2,542,322
Kasai Kogyo Co., Ltd.	136,028	832,323
Kato Sangyo Co., Ltd.	59,875	1,670,827
Kato Works Co., Ltd.	28,589	345,618
Keihan Holdings Co., Ltd.	51,085	2,074,374
Keihin Corp.	122,294	2,931,927
Keikyu Corp.	132,871	2,017,732
Keisei Electric Railway Co., Ltd.	58,033	1,858,842
KH Neochem Co., Ltd.	28,578	554,259
Kintetsu World Express, Inc.	64,048	1,005,268
Kissei Pharmaceutical Co., Ltd.	26,133	633,549
Kitz Corp.	135,994	811,942

43
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Kobayashi Pharmaceutical Co., Ltd.	19,445	1,415,132
Kohnan Shoji Co., Ltd.	57,185	1,152,554
Kokusai Pulp & Paper Co., Ltd.	275,509	653,876
Kokuyo Co., Ltd.	122,795	1,739,496
Komeri Co., Ltd.	59,309	1,072,197
Komori Corp.	71,229	543,471
Konami Holdings Corp.	49,458	1,785,926
Konishi Co., Ltd.	43,523	541,490
Konoike Transport Co., Ltd.	58,834	728,164
Kose Corp.	8,629	1,035,176
Kumagai Gumi Co., Ltd.	49,589	1,318,512
Kura Sushi, Inc.	11,257	470,151
Kurabo Industries Ltd.	52,246	943,058
Kureha Corp.	22,129	1,120,144
Kurita Water Industries Ltd.	103,774	2,688,994
Kusuri no Aoki Holdings Co., Ltd.	6,914	423,051
KYB Corp. *	72,396	1,606,786
Kyoei Steel Ltd.	43,095	653,227
Kyokuto Kaihatsu Kogyo Co., Ltd.	54,158	623,596
Kyokuyo Co., Ltd.	26,156	625,377
KYORIN Holdings, Inc.	54,653	1,095,441
Kyoritsu Maintenance Co., Ltd.	11,777	361,941
Kyowa Exeo Corp.	99,162	2,168,666
Kyowa Kirin Co., Ltd.	136,033	3,241,133
Kyudenko Corp.	43,249	1,159,161
Kyushu Financial Group, Inc.	266,055	907,692
Lawson, Inc.	43,759	2,324,564
Life Corp.	45,112	983,250
Lintec Corp.	73,761	1,579,640
Lion Corp.	128,970	2,135,451
LIXIL VIVA Corp.	37,890	712,732
M3, Inc.	39,020	1,007,831
Mabuchi Motor Co., Ltd.	48,383	1,679,825
Macnica Fuji Electronics Holdings, Inc.	111,189	1,555,502
Maeda Corp.	173,321	1,552,200
Maeda Road Construction Co., Ltd. (a)	80,019	2,370,191
Makino Milling Machine Co., Ltd.	29,023	987,479
Mandom Corp.	29,679	634,495
Marudai Food Co., Ltd.	72,662	1,190,319
Maruha Nichiro Corp.	58,198	1,222,609
Marui Group Co., Ltd.	109,675	2,141,339
Maruichi Steel Tube Ltd.	55,368	1,344,868
Maruzen Showa Unyu Co., Ltd.	23,548	523,507
Max Co., Ltd.	41,420	684,669
Maxell Holdings Ltd.	85,696	1,024,078
MCJ Co., Ltd.	75,363	434,578
Mebuki Financial Group, Inc.	791,115	1,547,539
Megmilk Snow Brand Co., Ltd.	90,416	1,823,157
Meidensha Corp.	71,521	1,149,747
Meitec Corp.	16,512	780,709
Ministop Co., Ltd.	33,558	445,822
Miraca Holdings, Inc.	102,195	2,543,861
Mirait Holdings Corp.	91,261	1,198,877
Mitsuba Corp.	229,532	1,302,309
Mitsubishi Logistics Corp.	64,786	1,496,147
Mitsubishi Pencil Co., Ltd.	33,697	464,851
Mitsubishi Steel Manufacturing Co., Ltd.	49,600	379,363
Mitsubishi UFJ Lease & Finance Co., Ltd.	248,687	1,422,518
Mitsuboshi Belting Ltd.	30,122	412,741
Mitsui E&S Holdings Co., Ltd. *	283,985	2,043,039
Mitsui Matsushima Holdings Co., Ltd.	41,974	389,135
Mitsui Sugar Co., Ltd.	23,991	422,370
Mitsui-Soko Holdings Co., Ltd.	40,415	588,250
Miura Co., Ltd.	34,964	1,144,235
Mizuno Corp.	38,753	769,922
Mochida Pharmaceutical Co., Ltd.	21,872	769,520
Modec, Inc.	22,825	382,374
Morinaga & Co., Ltd.	25,490	1,007,879
Security	Number of Shares	Value ($)
Morinaga Milk Industry Co., Ltd.	71,340	2,533,094
Morita Holdings Corp.	39,623	618,599
MOS Food Services, Inc.	23,715	540,851
Musashi Seimitsu Industry Co., Ltd.	76,541	845,134
Nabtesco Corp.	88,974	2,402,005
Nachi-Fujikoshi Corp.	30,004	990,259
Namura Shipbuilding Co., Ltd.	272,367	520,165
Nankai Electric Railway Co., Ltd.	78,120	1,726,585
NEC Networks & System Integration Corp.	33,306	1,227,380
NET One Systems Co., Ltd.	44,886	933,382
Nexon Co., Ltd.	130,337	2,074,710
Nichi-iko Pharmaceutical Co., Ltd.	53,611	577,537
Nichias Corp.	73,834	1,528,497
Nichicon Corp.	93,124	686,354
Nichiha Corp.	33,737	704,359
NichiiGakkan Co., Ltd.	38,197	397,321
Nifco, Inc.	82,466	2,003,832
Nihon Kohden Corp.	57,952	1,724,618
Nihon Parkerizing Co., Ltd.	89,379	823,647
Nihon Unisys Ltd.	41,882	1,263,857
Nikkiso Co., Ltd.	67,602	604,166
Nippo Corp.	86,384	1,959,687
Nippon Chemi-Con Corp.	51,501	737,673
Nippon Denko Co., Ltd. *	321,793	435,561
Nippon Densetsu Kogyo Co., Ltd.	43,978	802,788
Nippon Flour Mills Co., Ltd.	91,580	1,361,835
Nippon Gas Co., Ltd.	38,174	1,213,895
Nippon Holdings Co., Ltd.	65,150	1,260,539
Nippon Kayaku Co., Ltd.	191,395	2,118,626
Nippon Koei Co., Ltd.	25,896	710,150
Nippon Light Metal Holdings Co., Ltd.	1,378,663	2,428,461
Nippon Paint Holdings Co., Ltd.	49,190	2,245,963
Nippon Seiki Co., Ltd.	95,759	1,265,068
Nippon Sheet Glass Co., Ltd.	320,460	1,440,904
Nippon Shinyaku Co., Ltd.	12,242	906,815
Nippon Signal Company Ltd.	76,501	814,195
Nippon Soda Co., Ltd.	48,893	1,268,276
Nippon Suisan Kaisha Ltd.	398,716	1,888,878
Nippon Television Holdings, Inc.	50,232	607,264
Nippon Yakin Kogyo Co., Ltd.	24,355	385,426
Nipro Corp.	155,020	1,652,742
Nishi-Nippon Financial Holdings, Inc.	170,072	977,561
Nishi-Nippon Railroad Co., Ltd.	100,588	2,212,908
Nishimatsu Construction Co., Ltd.	102,278	2,154,319
Nishimatsuya Chain Co., Ltd. (a)	90,707	655,926
Nishio Rent All Co., Ltd.	29,199	718,436
Nissan Chemical Corp.	56,887	2,407,539
Nissan Shatai Co., Ltd.	173,522	1,599,044
Nissha Co., Ltd.	68,185	532,888
Nissin Electric Co., Ltd.	53,243	509,403
Nissin Kogyo Co., Ltd.	79,612	1,649,588
Nittetsu Mining Co., Ltd.	21,399	762,798
Nitto Boseki Co., Ltd.	30,197	1,164,599
Nitto Kogyo Corp.	41,836	734,598
NOF Corp.	49,871	1,602,030
Nojima Corp.	57,628	1,026,314
Nomura Co., Ltd.	40,690	370,818
Nomura Research Institute Ltd.	145,573	3,178,273
Noritake Co., Ltd.	18,962	668,016
Noritz Corp.	86,890	891,737
North Pacific Bank Ltd.	834,541	1,578,328
NS Solutions Corp.	23,581	654,099
NS United Kaiun Kaisha Ltd.	23,240	368,427
NSD Co., Ltd.	40,498	647,653
Obic Co., Ltd.	10,091	1,243,308
Oiles Corp.	42,187	554,593
Okabe Co., Ltd.	63,004	443,916

44
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Okamoto Industries, Inc.	14,480	435,615
Okamura Corp.	127,730	1,070,486
Okasan Securities Group, Inc.	258,041	815,760
Oki Electric Industry Co., Ltd.	176,121	1,943,021
OKUMA Corp.	31,827	1,351,390
Okumura Corp.	44,548	1,083,706
Onoken Co., Ltd.	62,221	672,020
Onward Holdings Co., Ltd.	285,650	1,385,018
Open House Co., Ltd.	31,171	786,608
Oracle Corp. Japan	10,850	848,969
Orient Corp.	647,790	798,740
Osaka Soda Co., Ltd.	24,968	590,954
Osaki Electric Co., Ltd.	83,130	421,565
OSG Corp.	66,552	998,912
Pacific Industrial Co., Ltd.	59,962	653,737
PALTAC Corp.	48,347	2,048,355
Paramount Bed Holdings Co., Ltd.	19,188	744,466
Park24 Co., Ltd.	71,629	1,396,521
Penta-Ocean Construction Co., Ltd.	394,156	2,101,142
Persol Holdings Co., Ltd.	123,042	1,630,066
Pigeon Corp.	30,264	1,026,897
Pilot Corp.	20,316	662,038
Piolax, Inc.	31,622	454,695
Plenus Co., Ltd.	53,528	847,099
Pola Orbis Holdings, Inc.	38,830	743,013
Press Kogyo Co., Ltd.	274,067	787,658
Prima Meat Packers Ltd.	56,523	1,164,364
Raito Kogyo Co., Ltd.	52,681	640,289
Raiznext Corp.	62,819	708,763
Rakuten, Inc.	318,036	2,662,462
Relia, Inc.	50,046	559,546
Relo Group, Inc.	29,253	640,303
Rengo Co., Ltd.	318,348	2,157,441
Resorttrust, Inc.	49,453	653,780
Restar Holdings Corp.	59,436	874,472
Riken Corp.	16,901	473,977
Rinnai Corp.	36,881	2,519,937
Riso Kagaku Corp.	37,423	581,129
Rohto Pharmaceutical Co., Ltd.	54,112	1,540,109
Round One Corp.	56,106	419,241
Royal Holdings Co., Ltd.	26,356	437,862
Ryobi Ltd.	77,137	1,004,036
Ryosan Co., Ltd.	74,023	1,531,723
Ryoyo Electro Corp.	45,209	740,176
S Foods, Inc.	28,016	582,060
Saizeriya Co., Ltd.	33,082	628,118
Sakai Chemical Industry Co., Ltd.	27,072	480,125
Sakata INX Corp.	85,813	751,008
Sakata Seed Corp.	15,349	427,606
Sala Corp.	93,413	478,042
San-A Co., Ltd.	23,499	852,905
Sanden Holdings Corp. *	143,413	683,394
Sangetsu Corp.	65,606	1,004,177
Sanken Electric Co., Ltd.	44,904	1,064,474
Sanki Engineering Co., Ltd.	64,943	766,444
Sankyo Co., Ltd.	37,320	1,226,528
Sankyo Tateyama, Inc.	111,943	1,126,020
Sankyu, Inc.	50,103	2,134,365
Sanoh Industrial Co., Ltd. (a)	96,528	754,398
Sanrio Co., Ltd.	38,810	587,196
Sanshin Electronics Co., Ltd.	52,515	728,340
Sanwa Holdings Corp.	217,375	1,999,129
Sanyo Chemical Industries Ltd.	15,806	643,289
Sanyo Denki Co., Ltd.	13,585	553,526
Sanyo Shokai Ltd.	45,511	566,646
Sanyo Special Steel Co., Ltd.	75,216	819,346
Sapporo Holdings Ltd.	98,127	1,968,635
Sato Holdings Corp.	24,515	552,505
Security	Number of Shares	Value ($)
Sawai Pharmaceutical Co., Ltd.	29,457	1,671,319
SBI Holdings, Inc.	117,952	2,378,395
SCREEN Holdings Co., Ltd.	36,716	1,861,925
SCSK Corp.	27,465	1,418,255
Seibu Holdings, Inc.	153,929	2,177,682
Seiko Holdings Corp.	50,257	975,181
Seiren Co., Ltd.	58,803	756,673
Sekisui Jushi Corp.	27,475	540,509
Senko Group Holdings Co., Ltd.	194,617	1,428,978
Senshu Ikeda Holdings, Inc.	336,239	517,459
Seven Bank Ltd.	441,877	1,163,427
Sharp Corp.	126,545	1,478,206
Shibuya Corp.	17,798	431,812
Shima Seiki Manufacturing Ltd.	24,201	379,848
Shimachu Co., Ltd.	71,488	1,755,636
Shindengen Electric Manufacturing Co., Ltd.	17,851	497,309
Shinko Electric Industries Co., Ltd.	111,082	1,222,401
Shinko Shoji Co., Ltd.	89,427	576,200
Shinmaywa Industries Ltd.	124,992	1,411,396
Shinsei Bank Ltd.	86,264	1,149,227
Shinsho Corp.	36,337	734,724
Ship Healthcare Holdings, Inc.	36,766	1,492,932
Shizuoka Gas Co., Ltd.	138,359	1,109,540
SHO-BOND Holdings Co., Ltd.	18,371	671,040
Shochiku Co., Ltd.	4,757	512,018
Shoei Foods Corp.	18,839	559,764
Showa Corp.	83,730	1,775,279
Siix Corp.	75,598	847,337
Sintokogio Ltd.	82,027	586,315
SKY Perfect JSAT Holdings, Inc.	227,720	981,688
Sohgo Security Services Co., Ltd.	45,683	2,138,777
Sony Financial Holdings, Inc.	84,888	1,698,311
Sotetsu Holdings, Inc.	55,351	1,260,298
Square Enix Holdings Co., Ltd.	49,978	2,015,522
St Marc Holdings Co., Ltd.	24,097	430,714
Starts Corp., Inc.	33,118	682,839
Starzen Co., Ltd.	29,161	1,136,810
Sugi Holdings Co., Ltd.	41,479	1,965,027
SUMCO Corp.	164,423	2,501,443
Sumitomo Bakelite Co., Ltd.	36,159	1,086,128
Sumitomo Dainippon Pharma Co., Ltd.	91,821	1,328,815
Sumitomo Mitsui Construction Co., Ltd.	259,109	1,316,384
Sumitomo Osaka Cement Co., Ltd.	54,440	1,864,885
Sumitomo Riko Co., Ltd.	121,019	806,681
Sumitomo Seika Chemicals Co., Ltd.	20,395	530,934
Sundrug Co., Ltd.	85,671	2,680,569
Suruga Bank Ltd. *(a)	357,395	1,285,582
Sushiro Global Holdings Ltd.	10,192	727,561
T-Gaia Corp.	34,295	655,918
Tachi-S Co., Ltd.	106,117	1,001,503
Tachibana Eletech Co., Ltd.	53,173	764,086
Tadano Ltd.	191,313	1,601,591
Taihei Dengyo Kaisha Ltd.	25,625	544,025
Taikisha Ltd.	38,693	1,113,816
Taisho Pharmaceutical Holdings Co., Ltd.	24,470	1,517,678
Taiyo Holdings Co., Ltd.	14,827	589,699
Taiyo Nippon Sanso Corp.	88,468	1,583,755
Taiyo Yuden Co., Ltd.	119,816	3,354,604
Takamatsu Construction Group Co., Ltd.	25,214	546,052
Takara Holdings, Inc.	146,677	1,138,169
Takara Standard Co., Ltd.	71,752	1,017,759
Takasago International Corp.	28,949	544,010
Takasago Thermal Engineering Co., Ltd.	83,886	1,297,194
Takeuchi Manufacturing Co., Ltd.	44,087	676,438
Takuma Co., Ltd.	63,512	697,151
Tamron Co., Ltd.	23,880	527,567
Tamura Corp.	111,593	506,935

45
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
TechnoPro Holdings, Inc.	11,655	693,692
The 77 Bank Ltd.	55,641	721,659
The Awa Bank Ltd.	27,010	547,387
The Bank of Kyoto Ltd.	28,880	983,952
The Chiba Bank Ltd.	474,814	2,346,228
The Chugoku Bank Ltd.	127,541	1,014,511
The Gunma Bank Ltd.	434,727	1,313,874
The Hachijuni Bank Ltd.	378,086	1,293,411
The Hiroshima Bank Ltd.	317,061	1,381,529
The Hokkoku Bank Ltd.	23,486	601,820
The Hyakugo Bank Ltd.	161,392	459,346
The Hyakujushi Bank Ltd.	29,912	506,090
The Iyo Bank Ltd.	248,016	1,122,067
The Japan Steel Works Ltd.	74,706	1,090,826
The Japan Wool Textile Co., Ltd.	87,388	725,904
The Juroku Bank Ltd.	35,505	605,657
The Keiyo Bank Ltd.	133,212	628,609
The Kiyo Bank Ltd.	48,241	637,757
The Musashino Bank Ltd.	37,972	524,529
The Nanto Bank Ltd.	30,571	609,351
The Nippon Road Co., Ltd.	11,654	702,276
The Nisshin Oillio Group Ltd.	46,956	1,451,799
The Ogaki Kyoritsu Bank Ltd.	31,711	595,325
The Oita Bank Ltd.	16,850	323,675
The Okinawa Electric Power Co., Inc.	88,580	1,523,348
The San-In Godo Bank Ltd.	122,787	621,533
The Shiga Bank Ltd.	31,616	714,302
The Shizuoka Bank Ltd.	372,309	2,354,005
The Sumitomo Warehouse Co., Ltd.	74,736	875,090
THK Co., Ltd.	91,928	2,107,615
Toa Corp. Tokyo	50,687	741,990
Toagosei Co., Ltd.	168,726	1,686,243
Toda Corp.	326,544	1,955,661
Toei Co., Ltd.	4,259	482,896
Toho Co., Ltd.	51,294	1,581,167
Toho Zinc Co., Ltd.	51,561	727,538
Tokai Carbon Co., Ltd. (a)	96,636	864,541
TOKAI Holdings Corp.	137,089	1,122,232
Tokai Rika Co., Ltd.	135,629	2,045,783
Tokai Tokyo Financial Holdings, Inc.	334,697	881,231
Token Corp.	16,385	1,136,233
Tokuyama Corp.	89,373	2,016,724
Tokyo Broadcasting System Holdings, Inc.	45,097	704,059
Tokyo Century Corp.	26,122	1,084,935
Tokyo Dome Corp.	86,644	661,889
Tokyo Ohka Kogyo Co., Ltd.	34,852	1,255,273
Tokyo Seimitsu Co., Ltd.	39,704	1,244,143
Tokyo Steel Manufacturing Co., Ltd.	118,039	752,893
Tokyo Tatemono Co., Ltd.	163,718	2,235,726
Tokyu Construction Co., Ltd.	118,223	743,107
TOMONY Holdings, Inc.	142,068	397,761
Tomy Co., Ltd.	96,025	850,173
Tonami Holdings Co., Ltd.	12,674	519,932
Topcon Corp.	87,365	872,314
Toppan Forms Co., Ltd.	107,126	1,021,950
Topre Corp.	83,047	1,084,812
Topy Industries Ltd.	60,914	852,734
Toshiba Machine Co., Ltd. (a)	33,833	930,004
Toshiba TEC Corp.	35,965	1,327,036
Totetsu Kogyo Co., Ltd.	31,980	822,440
Towa Pharmaceutical Co., Ltd.	19,524	388,073
Toyo Construction Co., Ltd.	143,100	598,323
Toyo Ink SC Holdings Co., Ltd.	82,107	1,599,284
Toyo Tire Corp.	210,930	2,808,098
Toyobo Co., Ltd.	186,700	2,348,787
Toyota Boshoku Corp.	168,929	2,335,078
TPR Co., Ltd.	70,478	983,353
Security	Number of Shares	Value ($)
Trancom Co., Ltd.	9,593	611,874
Transcosmos, Inc.	38,256	840,912
Trend Micro, Inc.	47,886	2,383,978
Trusco Nakayama Corp.	47,475	947,167
TSI Holdings Co., Ltd.	209,350	811,276
Tsubaki Nakashima Co., Ltd.	33,973	323,147
Tsubakimoto Chain Co.	58,854	1,605,779
Tsukishima Kikai Co., Ltd.	38,432	442,521
Tsumura & Co.	48,940	1,141,548
TV Asahi Holdings Corp.	38,805	656,553
UACJ Corp.	93,775	1,648,333
Ulvac, Inc.	40,696	1,184,679
Unipres Corp.	144,174	1,558,493
United Arrows Ltd.	33,241	743,003
United Super Markets Holdings, Inc.	198,637	1,574,511
Unizo Holdings Co., Ltd.	20,046	1,102,051
Ushio, Inc.	119,396	1,494,318
USS Co., Ltd.	74,184	1,173,299
Valor Holdings Co., Ltd.	96,898	1,468,764
Vital KSK Holdings, Inc.	110,343	1,029,111
VT Holdings Co., Ltd.	156,908	526,591
Wacoal Holdings Corp.	76,318	1,785,812
Wacom Co., Ltd.	160,040	495,558
Wakita & Co., Ltd.	68,540	554,090
Warabeya Nichiyo Holdings Co., Ltd.	61,316	923,165
Welcia Holdings Co., Ltd.	36,014	2,170,222
World Co., Ltd.	29,203	544,993
Xebio Holdings Co., Ltd.	72,845	663,854
YAMABIKO Corp.	68,785	554,795
Yamaguchi Financial Group, Inc.	213,969	1,140,613
Yamato Kogyo Co., Ltd.	40,774	854,302
Yamazen Corp.	150,305	1,212,306
Yaoko Co., Ltd.	23,044	1,247,643
Yellow Hat Ltd.	50,065	675,795
Yodogawa Steel Works Ltd.	66,445	1,119,275
Yokogawa Bridge Holdings Corp.	38,173	695,052
Yokohama Reito Co., Ltd.	70,332	556,188
Yorozu Corp.	73,724	879,644
Yoshinoya Holdings Co., Ltd. (a)	62,198	1,236,867
Yuasa Trading Co., Ltd.	44,688	1,261,530
Yurtec Corp.	126,656	665,776
Zenkoku Hosho Co., Ltd.	14,969	561,346
Zensho Holdings Co., Ltd.	60,321	1,102,236
Zeon Corp.	195,118	1,868,603
ZERIA Pharmaceutical Co., Ltd.	27,254	447,980
Zojirushi Corp.	44,494	688,870
ZOZO, Inc.	23,021	323,124
		648,148,813

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	—

Netherlands 1.7%
Accell Group N.V.	32,185	880,305
Altice Europe N.V. *	266,053	1,415,346
Altice Europe N.V., Class B *	26,171	137,844
AMG Advanced Metallurgical Group N.V.	20,962	483,540
Arcadis N.V.	112,028	2,547,282
ASM International N.V.	18,857	2,173,878
BE Semiconductor Industries N.V.	38,404	1,480,689
Brunel International N.V. (a)	49,545	405,993
Corbion N.V.	60,776	2,196,383
Eurocommercial Properties N.V.	33,013	722,724
ForFarmers N.V.	104,493	631,292
Fugro N.V. CVA *(a)	243,805	1,926,072
GrandVision N.V. (a)	25,211	762,666

46
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
IMCD N.V.	19,525	1,586,023
Intertrust N.V.	41,011	685,188
Koninklijke BAM Groep N.V.	550,638	1,485,507
Koninklijke Volkerwessels N.V.	58,141	1,398,643
Koninklijke Vopak N.V.	43,771	2,074,662
NSI N.V.	13,551	680,993
OCI N.V. *	39,134	651,464
PostNL N.V.	803,036	1,212,880
SBM Offshore N.V.	141,199	2,207,848
Sligro Food Group N.V.	60,710	1,467,111
TKH Group N.V.	34,278	1,542,253
TomTom N.V. *	52,923	530,815
Wereldhave N.V. (a)	38,825	616,253
		31,903,654

New Zealand 1.0%
Air New Zealand Ltd.	1,063,153	1,496,885
Auckland International Airport Ltd.	216,359	1,056,128
Chorus Ltd.	436,866	1,810,054
EBOS Group Ltd.	87,887	1,269,582
Fisher & Paykel Healthcare Corp., Ltd.	127,082	2,032,047
Freightways Ltd.	97,092	436,605
Genesis Energy Ltd.	558,981	1,059,193
Infratil Ltd.	470,493	1,499,972
Mainfreight Ltd.	48,787	1,134,755
Mercury NZ Ltd.	473,466	1,405,198
Meridian Energy Ltd.	735,454	2,107,484
SKY Network Television Ltd.	2,430,704	814,128
SKYCITY Entertainment Group Ltd.	595,459	1,181,867
Z Energy Ltd.	464,587	1,169,930
		18,473,828

Norway 1.5%
Adevinta A.S.A., Class B *	59,514	619,532
Aker A.S.A., A Shares	27,403	1,222,630
Aker BP A.S.A.	24,402	571,161
Aker Solutions A.S.A. *	404,828	555,838
Atea A.S.A. *	105,713	1,176,350
Austevoll Seafood A.S.A.	95,748	837,004
Bakkafrost P/F	16,308	1,018,411
Borregaard A.S.A.	80,448	846,370
BW Energy Ltd. *	23,064	41,464
BW LPG Ltd.	160,067	965,796
BW Offshore Ltd. *	113,045	428,224
DOF A.S.A. *(a)	1,955,409	311,733
Elkem A.S.A.	253,612	481,959
Entra A.S.A.	45,295	702,967
Europris A.S.A.	202,314	667,274
Gjensidige Forsikring A.S.A.	116,416	2,322,961
Kongsberg Automotive A.S.A. *	949,110	422,359
Kongsberg Gruppen A.S.A.	62,187	1,031,438
Kvaerner A.S.A.	358,425	321,083
Leroy Seafood Group A.S.A.	180,649	1,095,131
PGS A.S.A. *	1,115,376	1,541,446
Salmar A.S.A.	25,194	1,118,752
Schibsted A.S.A., B Shares	24,861	592,666
Schibsted A.S.A., Class A	25,672	642,898
SpareBank 1 Nord Norge	119,931	921,786
SpareBank 1 SMN	103,384	1,031,461
SpareBank 1 SR-Bank A.S.A.	97,548	921,741
Storebrand A.S.A.	245,487	1,539,510
TGS Nopec Geophysical Co. A.S.A.	85,264	1,922,801
Tomra Systems A.S.A.	29,476	922,389
Security	Number of Shares	Value ($)
Veidekke A.S.A.	129,630	1,565,666
XXL A.S.A. *(a)	265,102	301,717
		28,662,518

Poland 1.0%
Alior Bank S.A. *	77,475	412,655
Asseco Poland S.A.	131,783	2,028,871
Bank Handlowy w Warszawie S.A.	38,768	521,141
Bank Millennium S.A. *	313,046	383,179
CCC S.A.	14,022	255,886
Ciech S.A. *	55,545	493,082
Cyfrowy Polsat S.A.	216,467	1,383,562
Enea S.A. *	706,370	1,003,290
Energa S.A. *	996,336	1,773,982
Eurocash S.A.	174,863	803,641
Grupa Azoty S.A. *	133,473	688,574
Grupa Lotos S.A.	121,597	1,833,809
Jastrzebska Spolka Weglowa S.A.	91,397	313,643
Kernel Holding S.A.	138,673	1,512,400
LPP S.A.	410	717,529
mBank S.A. *	6,810	514,718
Orange Polska S.A. *	1,667,358	2,609,278
PLAY Communications S.A.	188,299	1,460,467
Santander Bank Polska S.A.	13,337	848,383
		19,558,090

Portugal 0.4%
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A.	379,461	966,186
EDP Renovaveis S.A.	67,574	905,565
Mota-Engil, SGPS, S.A.	286,958	415,760
NOS, SGPS S.A.	211,222	828,300
REN - Redes Energeticas Nacionais, SGPS, S.A.	375,405	1,039,156
Semapa-Sociedade de Investimento e Gestao	48,043	596,333
Sonae, SGPS, S.A.	1,863,838	1,449,511
The Navigator Co. S.A.	376,092	1,149,295
		7,350,106

Republic of Korea 5.0%
AK Holdings, Inc.	16,791	332,502
AMOREPACIFIC Group	32,348	1,651,359
Asiana Airlines, Inc. *	227,765	762,342
BNK Financial Group, Inc.	477,274	2,424,686
Celltrion, Inc. *	5,015	701,976
Cheil Worldwide, Inc.	47,647	759,135
CJ ENM Co., Ltd.	7,107	736,155
CJ Hello Co., Ltd.	97,753	349,722
CJ Logistics Corp. *	6,812	748,787
Com2uSCorp	6,294	505,800
Daeduck Electronics Co.	60,161	464,149
Daesang Corp.	40,366	651,440
Daewoo Engineering & Construction Co., Ltd. *	308,097	1,027,413
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	45,870	836,575
DB HiTek Co., Ltd.	44,471	871,478
DGB Financial Group, Inc.	272,661	1,259,472
Dongkuk Steel Mill Co., Ltd. *	338,699	1,305,155
Dongwon Industries Co., Ltd.	2,388	385,383
Doosan Bobcat, Inc.	32,927	769,969
Doosan Co., Ltd.	17,423	800,497
Doosan Fuel Cell Co., Ltd. *	61,096	338,053
Doosan Infracore Co., Ltd. *	339,707	1,174,779

47
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Doosan Solus Co., Ltd. *	33,677	686,295
Fila Holdings Corp.	12,372	391,177
Green Cross Corp.	5,263	491,849
Green Cross Holdings Corp.	25,703	371,418
GS Engineering & Construction Corp.	58,163	1,257,125
GS Home Shopping, Inc.	5,137	524,486
GS Retail Co., Ltd.	40,216	1,170,552
Halla Holdings Corp.	15,724	457,673
Hanjin Transportation Co., Ltd.	26,102	664,102
Hanon Systems	151,551	1,316,478
Hansol Paper Co., Ltd.	58,332	617,181
Hanssem Co., Ltd.	10,847	571,600
Hanwha Aerospace Co., Ltd. *	37,628	852,013
Hanwha General Insurance Co., Ltd. *	398,482	723,469
Hanwha Life Insurance Co., Ltd.	1,037,116	1,409,009
Harim Holdings Co., Ltd.	114,772	667,180
HDC Holdings Co., Ltd.	53,004	397,585
Hite Jinro Co., Ltd.	37,596	823,428
Hotel Shilla Co., Ltd.	17,733	1,172,466
Huchems Fine Chemical Corp.	25,516	386,574
Hyosung Corp.	11,471	654,541
Hyundai Corp.	50,055	562,578
Hyundai Department Store Co., Ltd.	22,509	1,314,029
Hyundai Elevator Co., Ltd. *	7,938	351,638
Hyundai Greenfood Co., Ltd.	81,627	581,370
Hyundai Home Shopping Network Corp.	8,984	548,878
Hyundai Merchant Marine Co., Ltd. *	403,949	1,082,630
Hyundai Mipo Dockyard Co., Ltd.	13,408	400,198
Hyundai Rotem Co., Ltd. *	49,153	534,228
iMarketKorea, Inc.	94,801	724,375
Interpark Holdings Corp.	281,484	407,914
IS Dongseo Co., Ltd.	19,338	426,726
JB Financial Group Co., Ltd.	216,580	893,426
Kakao Corp.	6,739	954,391
Kangwon Land, Inc.	71,079	1,334,377
KCC Corp.	8,372	1,147,746
KCC Glass Corp. *	7,385	161,746
KEPCO Plant Service & Engineering Co., Ltd.	27,224	745,326
Kolon Corp.	34,555	402,596
Kolon Industries, Inc.	51,801	1,426,713
Korea Aerospace Industries Ltd.	37,844	799,258
Korea Investment Holdings Co., Ltd.	19,468	1,006,661
Korea PetroChemical Ind Co., Ltd.	9,280	654,070
Korean Reinsurance Co.	195,332	1,310,791
Kumho Petrochemical Co., Ltd.	23,111	1,128,433
Kumho Tire Co., Inc. *	207,133	625,066
LF Corp.	48,274	498,838
LG Hausys Ltd.	23,636	889,391
LG Innotek Co., Ltd.	27,961	2,992,944
LG International Corp.	169,153	1,566,876
Lotte Chilsung Beverage Co., Ltd. *	5,298	490,758
Lotte Corp.	18,174	434,710
LOTTE Fine Chemical Co., Ltd.	21,666	592,269
LOTTE Himart Co., Ltd.	48,234	837,989
LS Corp.	59,553	1,767,712
LS Industrial Systems Co., Ltd.	26,585	954,389
Mando Corp.	79,382	1,947,784
Meritz Financial Group, Inc.	61,868	519,600
Meritz Fire & Marine Insurance Co., Ltd.	96,116	1,163,364
Meritz Securities Co., Ltd.	181,812	520,211
Mirae Asset Daewoo Co., Ltd.	135,870	709,276
Mirae Asset Life Insurance Co., Ltd.	162,291	533,175
NCSoft Corp.	4,270	2,281,787
Nexen Tire Corp.	82,722	437,279
NH Investment & Securities Co., Ltd.	56,769	466,492
NongShim Co., Ltd.	5,650	1,228,160
OCI Co., Ltd. *	30,249	1,226,647
Security	Number of Shares	Value ($)
Ottogi Corp.	1,372	561,452
Pan Ocean Co., Ltd. *	183,051	562,944
Partron Co., Ltd.	58,612	431,929
Poongsan Corp.	66,792	1,121,908
S-1 Corp.	15,096	1,021,730
Samsung Card Co., Ltd.	38,335	1,063,721
Samsung Engineering Co., Ltd. *	79,482	922,763
Samsung Securities Co., Ltd.	29,120	793,637
Samyang Holdings Corp.	15,549	629,258
Seah Besteel Corp.	45,095	404,723
Seoul Semiconductor Co., Ltd.	53,813	662,416
Shinsegae, Inc.	7,421	1,442,039
SK Gas Ltd.	16,732	1,069,085
SKC Co., Ltd.	29,452	1,246,466
SL Corp.	31,415	387,999
Sungwoo Hitech Co., Ltd.	344,553	862,446
Taekwang Industrial Co., Ltd.	1,351	896,588
Taeyoung Engineering & Construction Co., Ltd.	49,536	526,154
Tongyang, Inc.	345,506	396,855
Winiadimchae Co., Ltd. *	366,923	815,720
WONIK IPS Co., Ltd. *	29,696	761,655
Young Poong Corp.	1,339	654,892
Youngone Corp.	34,635	898,314
Yuhan Corp.	4,279	753,978
		94,936,515

Singapore 1.5%
Ascendas Real Estate Investment Trust	830,652	1,821,162
Ascott Residence Trust	599,206	506,601
Asian Pay Television Trust	7,470,264	856,375
CapitaLand Commercial Trust	378,668	504,637
CapitaLand Mall Trust	701,697	1,141,257
City Developments Ltd.	344,526	2,411,707
First Resources Ltd.	400,486	456,239
Genting Singapore Ltd.	3,433,289	2,004,822
Mapletree Commercial Trust	422,556	635,787
Mapletree Industrial Trust	466,119	895,034
Mapletree Logistics Trust	587,412	778,615
Mapletree North Asia Commercial Trust	687,559	541,889
Olam International Ltd.	1,095,936	1,334,879
SATS Ltd.	370,174	1,068,855
Sembcorp Marine Ltd. *	1,039,674	804,505
Singapore Exchange Ltd.	277,093	1,685,548
Singapore Post Ltd.	1,392,181	783,021
Singapore Press Holdings Ltd.	1,636,568	2,216,174
Singapore Technologies Engineering Ltd.	864,796	2,583,793
StarHub Ltd.	977,835	1,043,902
Suntec Real Estate Investment Trust	482,681	587,918
UOL Group Ltd.	240,012	1,267,384
Venture Corp., Ltd.	226,897	2,674,254
		28,604,358

Spain 1.6%
Abengoa S.A., B Shares *	226,367,084	2,188,145
Acciona S.A. (a)	26,970	3,389,121
Applus Services S.A.	101,817	1,136,303
Bolsas y Mercados Espanoles SHMSF S.A.	38,853	1,471,540
Cellnex Telecom S.A.	21,103	1,016,932
Cia de Distribucion Integral Logista Holdings S.A.	48,233	973,271
Cie Automotive S.A.	28,671	575,074
Construcciones y Auxiliar de Ferrocarriles S.A.	13,079	563,890

48
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Distribuidora Internacional de Alimentacion S.A. *(a)	12,043,629	1,041,147
Ebro Foods S.A.	81,610	1,532,921
Ence Energia y Celulosa S.A. (a)	115,783	409,271
Euskaltel S.A.	63,220	557,635
Faes Farma S.A.	120,781	577,123
Gestamp Automocion S.A.	248,354	859,334
Indra Sistemas S.A. *	52,101	564,863
Inmobiliaria Colonial Socimi S.A.	42,994	544,052
Liberbank S.A.	1,504,514	462,407
Mediaset Espana Comunicacion S.A.	262,773	1,319,098
Melia Hotels International S.A.	115,858	793,492
Merlin Properties Socimi S.A.	53,051	678,890
Obrascon Huarte Lain S.A. *(a)	1,462,326	1,608,701
Prosegur Cash S.A.	278,448	404,348
Prosegur Cia de Seguridad S.A.	337,998	1,248,965
Sacyr S.A.	383,812	1,006,776
Siemens Gamesa Renewable Energy S.A.	76,214	1,215,993
Tecnicas Reunidas S.A. *	37,735	844,751
Unicaja Banco S.A.	1,907,801	1,749,846
Viscofan S.A.	29,134	1,545,708
Zardoya Otis S.A.	104,760	779,624
		31,059,221

Sweden 3.3%
AAK AB	85,548	1,459,904
Adapteo Oyj *	63,441	678,180
AF Poyry AB	62,626	1,397,847
Arjo AB, B Shares	218,115	1,092,926
Attendo AB	138,078	690,169
Axfood AB	100,119	1,849,007
Betsson AB *	164,435	825,644
Bilia AB, A Shares	121,985	1,165,105
Bonava AB, B Shares	82,635	647,777
Bravida Holding AB	144,579	1,312,308
Castellum AB	83,662	1,907,077
Clas Ohlson AB, B Shares	78,680	769,344
Cloetta AB, B Shares	198,992	608,772
Coor Service Management Holding AB	83,556	704,983
Dometic Group AB	188,295	1,586,750
Elekta AB, B Shares (a)	114,781	1,198,114
Fabege AB	54,224	877,810
Getinge AB, B Shares	193,258	3,191,365
Granges AB	82,215	652,964
Hexpol AB	209,053	1,546,049
Holmen AB, B Shares	86,265	2,398,845
Indutrade AB	38,514	1,233,071
Intrum AB	39,662	967,506
Inwido AB	85,377	732,236
JM AB	102,601	2,777,977
Kungsleden AB	79,816	814,617
L E Lundbergfortagen AB, B Shares	46,185	1,891,207
Lifco AB, B Shares	11,920	616,588
Lindab International AB	72,310	850,258
Loomis AB, B Shares	64,332	2,208,300
Lundin Petroleum AB	17,072	474,032
Mekonomen AB *	76,309	597,400
Modern Times Group MTG AB, B Shares *	51,691	454,151
NCC AB, B Shares	162,612	2,824,505
Nibe Industrier AB, B Shares	89,011	1,426,732
Nobia AB	200,612	1,287,049
Nolato AB, B Shares	10,373	538,706
Nordic Entertainment Group AB, B Shreas	43,923	1,311,107
Pandox AB	30,975	567,417
Peab AB	295,296	2,928,563
Security	Number of Shares	Value ($)
Ratos AB, B Shares	663,165	2,012,389
Saab AB, B Shares	60,688	1,634,396
SAS AB *	712,002	735,128
Scandic Hotels Group AB	99,249	918,261
Svenska Cellulosa AB SCA, B Shares	311,711	2,946,997
Sweco AB, B Shares	30,792	979,490
Thule Group AB	41,895	900,550
Wallenstam AB, B Shares	50,888	617,263
Wihlborgs Fastigheter AB	44,760	847,176
		62,654,012

Switzerland 3.7%
Allreal Holding AG *	8,329	1,772,585
Alpiq Holding AG *(b)	5,687	411,271
ALSO Holding AG *	5,465	937,228
ams AG *	25,359	864,818
Arbonia AG *	52,636	579,679
Aryzta AG *	2,667,968	2,273,954
Autoneum Holding AG	7,551	733,296
Banque Cantonale Vaudoise	1,197	959,628
Barry Callebaut AG	868	1,778,237
Belimo Holding AG	157	1,021,850
Bell Food Group AG *	2,429	624,847
Berner Kantonalbank AG	2,172	506,003
BKW AG	15,769	1,352,164
Bobst Group S.A.	10,275	487,875
Bucher Industries AG	5,862	1,810,773
Burckhardt Compression Holding AG	2,176	511,431
Cembra Money Bank AG	14,228	1,591,913
Conzzeta AG	1,022	1,034,723
Daetwyler Holding AG	5,478	870,413
DKSH Holding AG	43,227	2,418,247
dormakaba Holding AG *	1,402	829,946
Dufry AG *	26,052	1,889,944
Emmi AG	1,373	1,185,834
EMS-Chemie Holding AG	2,700	1,571,827
Flughafen Zuerich AG	9,976	1,500,600
Forbo Holding AG	621	910,377
Galenica AG *	40,118	2,691,941
GAM Holding AG *	607,544	2,027,344
Helvetia Holding AG	20,385	2,693,570
Huber & Suhner AG	11,623	772,105
Implenia AG	35,316	1,747,649
Inficon Holding AG	982	683,276
Komax Holding AG (a)	2,302	436,166
Kudelski S.A. *(a)	88,165	408,513
Landis & Gyr Group AG *	17,773	1,448,721
Logitech International S.A.	55,509	2,125,852
Mobimo Holding AG *	3,587	1,072,820
OC Oerlikon Corp. AG	158,943	1,472,105
Partners Group Holding AG	3,043	2,612,462
PSP Swiss Property AG	9,922	1,461,726
Rieter Holding AG	4,824	567,647
Schweiter Technologies AG	893	1,035,122
SFS Group AG	12,913	1,065,911
Siegfried Holding AG *	1,813	783,863
SIG Combibloc Group AG *	65,693	969,158
Straumann Holding AG	1,278	1,189,605
Sulzer AG	19,584	1,785,514
Sunrise Communications Group AG *	31,934	2,573,327
Tecan Group AG	2,992	832,116
Temenos AG *	5,854	830,065
u-blox Holding AG *	6,428	500,055
Valiant Holding AG	7,901	779,529
Valora Holding AG *	5,406	1,334,815
VAT Group AG *	7,100	952,461

49
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Vifor Pharma AG	17,526	2,909,684
Vontobel Holding AG	13,901	909,787
		71,102,372

United Kingdom 10.8%
888 Holdings plc	260,681	379,584
AA plc	2,464,009	1,379,138
Ascential plc	120,637	526,679
Ashmore Group plc	160,772	949,147
Auto Trader Group plc	117,371	778,974
B&M European Value Retail S.A.	507,764	2,160,378
Balfour Beatty plc	923,188	2,903,162
Bank of Georgia Group plc	31,881	689,010
Beazley plc	308,004	2,102,796
Biffa plc	229,983	766,707
Big Yellow Group plc	39,390	536,335
Bodycote plc	182,136	1,777,388
Brewin Dolphin Holdings plc	176,164	685,394
Britvic plc	151,707	1,651,936
C&C Group plc	210,337	881,217
Card Factory plc	519,254	521,973
Centamin plc	1,224,834	2,017,399
Chemring Group plc	312,761	962,770
Cineworld Group plc	364,547	722,434
Clarkson plc	15,713	499,749
Close Brothers Group plc	117,132	1,919,532
Coats Group plc	931,337	706,621
Computacenter plc	94,890	2,003,487
ConvaTec Group plc	923,301	2,417,633
Costain Group plc	235,112	497,912
Countryside Properties plc	234,398	1,407,763
Cranswick plc	53,307	2,267,366
Crest Nicholson Holdings plc	374,872	2,164,286
Daily Mail & General Trust plc N.V., Class A	167,298	1,581,305
De La Rue plc	194,971	346,659
Dechra Pharmaceuticals plc	14,066	475,394
Derwent London plc	22,907	1,146,958
Dignity plc	70,526	516,625
Diploma plc	43,626	1,047,602
Domino's Pizza Group plc	223,945	846,693
Dunelm Group plc	74,691	1,037,983
Electrocomponents plc	255,697	1,979,861
Elementis plc	614,862	796,359
Equiniti Group plc	202,370	519,043
Essentra plc	307,755	1,409,641
Evraz plc	407,023	1,696,404
Ferrexpo plc	375,397	619,747
Frasers Group plc *	380,756	1,866,573
Fresnillo plc	128,296	989,463
Galliford Try Holdings plc	221,624	437,699
Games Workshop Group plc	8,969	721,735
Genus plc	19,553	788,712
Grafton Group plc	260,894	2,872,530
Grainger plc	232,541	880,381
Great Portland Estates plc	99,483	1,070,689
Greencore Group plc	498,780	1,333,434
Greggs plc	66,757	1,782,117
GVC Holdings plc	85,290	860,198
Halfords Group plc	663,759	1,271,730
Halma plc	88,214	2,173,516
Hammerson plc	477,341	1,271,851
Hargreaves Lansdown plc	44,929	881,764
Headlam Group plc	150,242	969,116
Hikma Pharmaceuticals plc	65,684	1,500,100
Hill & Smith Holdings plc	52,693	899,865
HomeServe plc	85,934	1,298,503
Security	Number of Shares	Value ($)
Howden Joinery Group plc	360,540	2,928,894
Hunting plc	163,589	664,468
Ibstock plc	322,662	1,128,429
IG Group Holdings plc	343,671	2,956,910
Indivior plc *	2,075,041	1,146,320
Intermediate Capital Group plc	148,670	3,023,149
International Personal Finance plc	901,579	1,676,711
Intu Properties plc *(a)	2,978,839	462,482
IWG plc	451,058	2,026,273
J.D. Wetherspoon plc	57,420	985,725
JD Sports Fashion plc	124,392	1,170,990
John Laing Group plc	188,091	808,197
Jupiter Fund Management plc	449,981	1,724,283
Just Group plc *	2,070,419	1,919,942
KAZ Minerals plc	120,772	632,321
Keller Group plc	202,178	1,675,991
Kier Group plc (a)	859,955	1,229,133
Lancashire Holdings Ltd.	208,339	1,927,978
Lookers plc	1,882,073	1,087,798
Man Group plc	1,228,241	2,299,909
Marshalls plc	85,183	791,007
Marston's plc	1,035,825	1,191,415
McCarthy & Stone plc	631,663	1,081,144
Mediclinic International plc	300,650	1,301,829
Melrose Industries plc	825,188	2,207,104
Mitchells & Butlers plc *	342,380	1,465,029
Mitie Group plc	413,393	738,182
Moneysupermarket.com Group plc	281,842	1,117,791
Morgan Advanced Materials plc	328,468	1,166,356
Morgan Sindall Group plc	67,475	1,511,700
N Brown Group plc	527,907	387,720
National Express Group plc	442,963	2,396,716
Ocado Group plc *	41,802	568,109
OneSavings Bank plc	131,053	672,255
Pagegroup plc	313,990	1,629,906
Paragon Banking Group plc	163,749	951,663
PayPoint plc	42,641	452,063
Pendragon plc	11,730,977	1,798,078
Petra Diamonds Ltd. *	3,903,497	206,916
Petrofac Ltd.	479,076	1,947,754
Pets at Home Group plc	645,824	2,123,322
Phoenix Group Holdings plc	294,588	2,600,830
Playtech plc	463,432	1,479,855
Plus500 Ltd.	116,167	1,409,018
Polymetal International plc	169,119	2,579,229
Polypipe Group plc	121,782	831,427
Premier Oil plc *	2,046,337	2,029,345
Provident Financial plc	497,155	2,551,496
PZ Cussons plc	244,075	564,280
QinetiQ Group plc	497,919	2,187,813
Quilter plc	344,196	641,877
Rathbone Brothers plc	19,390	411,130
Redde Northgate plc	416,040	1,312,578
Redrow plc	182,207	1,736,189
Renewi plc	1,334,935	613,841
Renishaw plc	12,386	552,773
Rhi Magnesita N.V.	11,172	426,673
Rightmove plc	115,117	910,172
Rotork plc	414,114	1,489,518
Royal Bank of Scotland Group plc	494,687	1,128,825
RPS Group plc	522,263	821,851
Safestore Holdings plc	58,221	588,605
Saga plc	2,977,315	1,228,345
Savills plc	124,491	1,720,515
Schroders plc	57,434	2,093,708
Segro plc	184,295	1,933,106
Senior plc	615,559	1,110,191
Serco Group plc *	812,209	1,583,126

50
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
SIG plc	1,255,901	1,012,227
Signature Aviation plc	600,594	2,144,921
Spectris plc	83,828	2,908,118
Spirax-Sarco Engineering plc	20,062	2,151,236
Spire Healthcare Group plc	708,108	1,045,564
SSP Group plc	199,718	1,293,357
ST Modwen Properties plc	117,800	721,485
Stagecoach Group plc	911,642	1,514,938
Stock Spirits Group plc	180,871	441,723
Superdry plc	174,781	692,068
Synthomer plc	264,740	952,238
TalkTalk Telecom Group plc	938,317	1,317,166
Ted Baker plc	51,041	189,456
Telecom Plus plc	50,768	865,046
The Go-Ahead Group plc	68,531	1,706,051
The Restaurant Group plc	675,442	914,507
The Unite Group plc	53,247	770,581
TP ICAP plc	282,655	1,314,891
TT electronics plc	280,984	714,213
Tullow Oil plc	329,633	141,891
Tyman plc	252,566	782,312
UDG Healthcare plc	167,392	1,499,877
Ultra Electronics Holdings plc	56,553	1,404,974
Vesuvius plc	302,190	1,631,183
Victrex plc	52,451	1,404,230
Vistry Group plc	273,900	4,474,616
WH Smith plc	75,434	1,856,701
Wizz Air Holdings plc *	15,730	686,140
		204,437,008
Total Common Stock
(Cost $2,030,269,334)		1,886,315,313

Preferred Stock 0.3% of net assets

Germany 0.3%
Draegerwerk AG & Co. KGaA	27,133	1,736,097
Jungheinrich AG	52,578	1,047,085
Sartorius AG	3,898	886,323
Schaeffler AG	173,409	1,539,087
Sixt SE	14,333	867,499
Total Preferred Stock
(Cost $6,677,613)		6,076,091

Rights 0.0% of net assets

Norway 0.0%
XXL A.S.A. expires 03/11/20 *(b)	21,797	—
Total Rights
(Cost $—)		—

Other Investment Company 2.1% of net assets

United States 2.1%
Securities Lending Collateral 2.1%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)	39,613,417	39,613,417
Total Other Investment Company
(Cost $39,613,417)		39,613,417

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/20/20	82	7,445,600	(407,548)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $35,720,806.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

51
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of February 29, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 93.5% of net assets

Brazil 5.5%
Ambev S.A.	3,138,886	10,115,901
B3 S.A. - Brasil Bolsa Balcao	357,030	3,798,486
Banco Bradesco S.A.	877,167	5,305,794
Banco do Brasil S.A.	1,671,019	17,355,945
BRF S.A. *	832,552	4,989,795
CCR S.A.	1,072,587	3,882,248
Centrais Eletricas Brasileiras S.A.	184,630	1,413,069
Cia Energetica de Minas Gerais	160,753	529,828
Cielo S.A.	1,954,704	2,967,811
Cogna Educacao	1,429,535	3,197,058
Companhia de Saneamento Basico do Estado de Sao Paulo	335,237	4,365,404
Embraer S.A. *	1,106,048	4,157,808
JBS S.A.	1,646,005	8,281,740
Petrobras Distribuidora S.A.	574,600	3,324,074
Petroleo Brasileiro S.A.	3,204,178	19,281,955
Tim Participacoes S.A.	1,231,566	4,403,081
Ultrapar Participacoes S.A.	2,406,157	10,175,762
Vale S.A.	3,564,701	35,009,786
		142,555,545

Chile 0.8%
Cencosud S.A.	3,816,269	4,466,030
Empresas COPEC S.A.	718,955	5,564,401
Enel Americas S.A.	29,603,650	4,943,986
Latam Airlines Group S.A.	379,865	2,526,475
S.A.C.I. Falabella	537,342	1,781,686
		19,282,578

China 28.0%
Agile Group Holdings Ltd.	2,406,718	3,378,587
Agricultural Bank of China Ltd., H Shares	39,418,546	15,781,480
Alibaba Group Holding Ltd. ADR *	111,971	23,289,968
Anhui Conch Cement Co., Ltd., H Shares	825,485	6,053,659
Baidu, Inc. ADR *	89,876	10,783,322
Bank of China Ltd., H Shares	112,816,698	44,587,861
Bank of Communications Co., Ltd., H Shares	10,867,008	6,972,243
China Cinda Asset Management Co., Ltd., H Shares	17,153,860	3,587,914
China CITIC Bank Corp., Ltd., H Shares	13,687,301	7,113,206
China Communications Construction Co., Ltd., H Shares	7,705,301	5,744,580
China Communications Services Corp., Ltd., H Shares	4,242,716	3,282,871
China Construction Bank Corp., H Shares	120,967,701	97,791,817
China Evergrande Group	1,928,381	4,330,354
China Huarong Asset Management Co., Ltd., H Shares	32,487,304	4,418,879
China Life Insurance Co., Ltd., H Shares	3,276,186	7,676,475
Security	Number of Shares	Value ($)
China Merchants Bank Co., Ltd., H Shares	2,640,259	12,450,776
China Minsheng Banking Corp., Ltd., H Shares	10,112,339	6,825,428
China Mobile Ltd.	7,479,288	58,831,953
China National Building Material Co., Ltd., H Shares	8,179,041	9,456,267
China Overseas Land & Investment Ltd.	3,359,244	11,272,125
China Pacific Insurance (Group) Co., Ltd., H Shares	1,373,985	4,522,326
China Petroleum & Chemical Corp., H Shares	98,390,427	50,754,136
China Railway Construction Corp., Ltd., H Shares	4,108,936	4,703,128
China Railway Group Ltd., H Shares	7,529,188	4,251,022
China Resources Beer Holdings Co., Ltd.	674,741	3,125,625
China Resources Land Ltd.	1,952,688	9,007,915
China Resources Power Holdings Co., Ltd.	4,727,610	5,623,593
China Shenhua Energy Co., Ltd., H Shares	6,026,903	10,455,948
China Telecom Corp., Ltd., H Shares	30,877,962	11,609,374
China Unicom Hong Kong Ltd.	12,672,750	10,000,887
China Vanke Co., Ltd., H Shares	972,833	3,745,002
CITIC Ltd.	7,950,736	8,825,026
CNOOC Ltd.	21,096,386	28,911,582
Country Garden Holdings Co., Ltd.	4,145,764	5,490,056
Dongfeng Motor Group Co., Ltd., H Shares	4,289,576	3,390,686
ENN Energy Holdings Ltd.	328,549	3,640,450
Fosun International Ltd.	2,558,082	3,259,540
GCL-Poly Energy Holdings Ltd. *	70,926,431	3,367,459
Geely Automobile Holdings Ltd.	2,235,394	3,975,666
Great Wall Motor Co., Ltd., H Shares	5,306,875	3,840,701
Guangzhou R&F Properties Co., Ltd., H Shares	2,190,780	3,395,926
Haier Electronics Group Co., Ltd.	1,322,523	3,784,431
Hengan International Group Co., Ltd.	503,844	3,740,176
Huaneng Power International, Inc., H Shares	9,592,846	3,865,179
Industrial & Commercial Bank of China Ltd., H Shares	92,285,939	63,118,298
JD.com, Inc. ADR *	175,505	6,758,698
Jiangxi Copper Co., Ltd., H Shares	4,510,028	5,289,541
Kingboard Holdings Ltd.	1,500,284	3,965,822
Kunlun Energy Co., Ltd.	3,955,008	2,760,825
Longfor Group Holdings Ltd.	940,479	4,350,578
NetEase, Inc. ADR	21,116	6,729,880
PetroChina Co., Ltd., H Shares	47,747,412	18,503,305
PICC Property & Casualty Co., Ltd., H Shares	7,737,002	8,011,960
Ping An Insurance Group Co. of China Ltd., H Shares	1,735,581	19,297,720
Shimao Property Holdings Ltd.	1,476,233	5,285,081
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	9,785,366	2,498,749

52
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Sinopharm Group Co., Ltd., H Shares	1,325,188	4,089,640
Tencent Holdings Ltd.	582,429	28,848,473
		720,424,169

Colombia 0.3%
Bancolombia S.A.	256,685	2,822,257
Ecopetrol S.A.	6,343,395	5,552,836
		8,375,093

Czech Republic 0.2%
CEZ A/S	245,697	4,675,061

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	701,117	3,435,473

Greece 0.7%
Alpha Bank AE *	4,145,592	5,860,643
Hellenic Telecommunications Organization S.A.	264,819	3,729,214
National Bank of Greece S.A. *	1,757,121	3,859,253
Piraeus Bank S.A. *	2,620,586	5,711,106
		19,160,216

Hungary 0.4%
MOL Hungarian Oil & Gas plc	791,912	6,090,379
OTP Bank Nyrt	125,194	5,412,881
		11,503,260

India 6.9%
Axis Bank Ltd.	629,206	6,079,542
Bharat Petroleum Corp., Ltd.	1,798,676	10,626,189
Bharti Airtel Ltd. *	1,360,298	9,867,544
Coal India Ltd.	1,928,815	4,500,813
HCL Technologies Ltd.	657,240	4,866,404
Hero MotoCorp Ltd.	92,537	2,630,863
Hindalco Industries Ltd.	1,733,086	3,743,903
Hindustan Petroleum Corp., Ltd.	1,717,942	4,702,663
Housing Development Finance Corp., Ltd.	337,202	10,166,173
Indian Oil Corp., Ltd.	5,755,392	8,433,612
Infosys Ltd.	1,914,736	19,413,342
ITC Ltd.	1,204,794	3,297,981
JSW Steel Ltd.	1,138,395	3,718,013
Mahindra & Mahindra Ltd.	404,753	2,563,375
Maruti Suzuki India Ltd.	54,740	4,765,814
NTPC Ltd.	2,655,454	3,920,582
Oil & Natural Gas Corp., Ltd.	6,178,499	7,872,144
Rajesh Exports Ltd.	378,448	3,451,616
Reliance Industries Ltd. GDR	644,760	23,437,026
State Bank of India *	1,477,635	6,203,948
Sun Pharmaceutical Industries Ltd.	581,447	3,004,422
Tata Consultancy Services Ltd.	345,698	9,581,153
Tata Motors Ltd. *	4,480,137	8,005,178
Tata Motors Ltd., A Shares, DVR *	1,849,181	1,422,102
Tata Steel Ltd.	580,305	3,069,684
Vedanta Ltd.	3,878,729	6,127,067
Wipro Ltd.	988,325	3,032,730
		178,503,883

Security	Number of Shares	Value ($)
Indonesia 1.3%
PT Astra International Tbk	18,560,285	7,147,278
PT Bank Central Asia Tbk	1,831,129	4,013,870
PT Bank Mandiri (Persero) Tbk	10,663,981	5,407,246
PT Bank Rakyat Indonesia (Persero) Tbk	23,780,090	6,944,665
PT Telekomunikasi Indonesia (Persero) Tbk	38,893,045	9,460,654
		32,973,713

Kuwait 0.5%
Kuwait Finance House KSCP	1,483,043	3,848,158
Mobile Telecommunications Co. KSC	2,945,314	5,390,117
National Bank of Kuwait SAKP	1,319,379	4,367,748
		13,606,023

Malaysia 1.8%
Axiata Group Berhad	5,198,672	5,155,504
CIMB Group Holdings Berhad	5,300,320	6,061,101
Genting Berhad	3,307,000	3,883,666
Malayan Banking Berhad	4,417,313	8,824,146
Petronas Chemicals Group Berhad	2,073,500	2,656,441
Public Bank Berhad	1,432,600	5,811,972
Tenaga Nasional Berhad	4,492,600	12,896,906
		45,289,736

Mexico 4.1%
Alfa S.A.B. de C.V., A Shares	7,455,680	4,734,064
America Movil S.A.B. de C.V., Series L	42,698,968	33,475,007
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	1,180,483	1,502,102
Cemex S.A.B. de C.V. ADR	3,238,211	10,621,332
Coca-Cola Femsa S.A.B. de C.V.	531,183	2,924,170
Fomento Economico Mexicano S.A.B. de C.V.	1,507,412	12,123,106
Grupo Bimbo S.A.B. de C.V., Series A	2,540,564	3,810,236
Grupo Financiero Banorte S.A.B. de C.V., O Shares	1,794,812	9,668,313
Grupo Mexico S.A.B. de C.V., Series B	3,918,610	9,188,588
Grupo Televisa S.A.B., Series CPO	2,841,253	5,285,952
Wal-Mart de Mexico S.A.B. de C.V.	4,313,477	12,027,577
		105,360,447

Philippines 0.3%
PLDT, Inc.	222,480	4,320,847
SM Investments Corp.	162,899	3,114,175
		7,435,022

Qatar 0.5%
Ooredoo QPSC	2,213,596	3,844,499
Qatar National Bank QPSC	1,880,376	9,729,154
		13,573,653

Russia 12.6%
Alrosa PJSC	3,434,723	3,648,882
Gazprom PJSC	32,137,182	96,913,690
Inter RAO UES PJSC	99,622,605	7,714,822
LUKOIL PJSC	1,044,307	88,571,841
Magnit PJSC	233,425	10,978,270
MMC Norilsk Nickel PJSC	38,391	11,568,717

53
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Mobile TeleSystems PJSC	2,327,067	11,098,585
NovaTek PJSC	412,052	5,915,890
Rosneft Oil Co. PJSC	2,742,571	16,463,588
Rostelecom PJSC	3,058,905	3,945,623
Sberbank of Russia PJSC	8,793,970	30,538,107
Severstal PJSC	280,255	3,397,258
Sistema PJSC	27,106,834	6,468,124
Surgutneftegas PJSC	14,596,536	8,348,474
Tatneft PJSC	1,331,760	13,309,673
VTB Bank PJSC	9,112,280,000	5,877,421
		324,758,965

South Africa 5.0%
Absa Group Ltd.	1,018,254	8,563,392
AngloGold Ashanti Ltd.	260,320	4,596,452
Aspen Pharmacare Holdings Ltd. *	481,581	3,061,253
Barloworld Ltd.	569,186	2,932,494
Bid Corp., Ltd.	296,911	5,249,331
FirstRand Ltd.	2,114,456	7,408,627
Gold Fields Ltd.	1,214,161	7,117,562
MTN Group Ltd.	4,378,699	20,513,627
MultiChoice Group *	40,103	230,500
Naspers Ltd., N Shares	29,866	4,520,176
Nedbank Group Ltd.	416,383	4,674,532
Remgro Ltd.	259,596	2,640,267
Sanlam Ltd.	1,024,017	4,229,770
Sappi Ltd. *	1,256,247	2,330,184
Sasol Ltd.	1,222,474	14,446,043
Shoprite Holdings Ltd.	739,128	5,267,840
Standard Bank Group Ltd.	1,193,244	11,263,817
Steinhoff International Holdings N.V. *	78,388,074	6,677,051
The Bidvest Group Ltd.	287,396	3,288,388
Tiger Brands Ltd.	218,493	2,102,916
Vodacom Group Ltd.	722,346	5,035,736
Woolworths Holdings Ltd.	1,333,892	3,031,284
		129,181,242

Taiwan 19.3%
Acer, Inc.	6,695,470	3,615,348
Asustek Computer, Inc.	1,936,176	13,172,353
AU Optronics Corp.	46,436,371	14,569,115
Catcher Technology Co., Ltd.	838,000	6,559,091
Cathay Financial Holding Co., Ltd.	5,631,840	7,449,106
Cheng Shin Rubber Industry Co., Ltd.	2,897,000	3,783,958
China Steel Corp.	14,051,088	10,673,063
Chunghwa Telecom Co., Ltd.	3,036,764	10,831,438
Compal Electronics, Inc.	18,319,000	11,162,191
CTBC Financial Holding Co., Ltd.	10,866,809	8,146,653
Delta Electronics, Inc.	1,716,696	7,937,299
Far Eastern New Century Corp.	5,768,061	5,381,454
Far EasTone Telecommunications Co., Ltd.	1,416,588	3,092,405
First Financial Holding Co., Ltd.	5,060,730	3,961,073
Formosa Chemicals & Fibre Corp.	3,303,882	8,969,075
Formosa Petrochemical Corp.	1,482,704	4,216,081
Formosa Plastics Corp.	2,841,704	8,540,269
Foxconn Technology Co., Ltd.	1,800,858	3,538,733
Fubon Financial Holding Co., Ltd.	7,626,116	11,195,061
Hon Hai Precision Industry Co., Ltd.	31,912,928	84,631,784
Innolux Corp.	61,151,000	15,954,454
Inventec Corp.	8,109,646	6,146,613
Largan Precision Co., Ltd.	30,300	4,432,999
Lite-On Technology Corp.	3,379,229	4,893,713
MediaTek, Inc.	1,113,046	13,233,262
Mega Financial Holding Co., Ltd.	6,243,548	6,670,479
Nan Ya Plastics Corp.	4,901,588	11,023,899
Security	Number of Shares	Value ($)
Pegatron Corp.	8,429,234	17,454,481
Pou Chen Corp.	4,198,000	4,727,680
President Chain Store Corp.	352,000	3,446,820
Quanta Computer, Inc.	4,871,058	9,973,929
Synnex Technology International Corp.	3,646,178	4,527,693
Taiwan Cement Corp.	3,818,414	5,327,961
Taiwan Mobile Co., Ltd.	1,009,000	3,498,902
Taiwan Semiconductor Manufacturing Co., Ltd.	10,735,352	112,035,246
Uni-President Enterprises Corp.	3,756,796	9,081,969
United Microelectronics Corp.	21,773,931	11,002,201
Walsin Lihwa Corp.	7,660,000	3,529,021
Wistron Corp.	9,504,934	8,491,173
WPG Holdings Ltd.	4,917,880	6,301,747
Yuanta Financial Holding Co., Ltd.	5,374,000	3,407,612
		496,587,404

Thailand 2.9%
Advanced Info Service PCL NVDR	731,700	4,637,617
Charoen Pokphand Foods PCL NVDR	4,053,200	3,436,004
CP ALL PCL NVDR	1,546,800	3,223,010
Kasikornbank PCL NVDR	1,582,100	5,966,405
Krung Thai Bank PCL NVDR	6,632,800	2,942,773
PTT Exploration & Production PCL NVDR	1,402,300	4,710,626
PTT Global Chemical PCL NVDR	4,095,100	5,353,284
PTT PCL NVDR	20,910,300	25,843,819
Thai Oil PCL NVDR	2,257,000	3,093,495
The Siam Cement PCL NVDR	863,000	8,478,213
The Siam Commercial Bank PCL NVDR	2,103,800	5,817,035
		73,502,281

Turkey 1.7%
Akbank T.A.S. *	4,983,939	5,391,275
BIM Birlesik Magazalar A/S	452,418	3,477,883
Eregli Demir ve Celik Fabrikalari T.A.S.	3,000,477	3,961,105
Haci Omer Sabanci Holding A/S	2,709,295	3,689,419
KOC Holding A/S	1,885,841	5,190,457
Tupras-Turkiye Petrol Rafinerileri A/S	226,974	3,679,236
Turk Hava YollariI AO *	1,465,271	2,755,040
Turkcell Iletisim Hizmetleri A/S	2,541,726	5,629,073
Turkiye Garanti Bankasi A/S *	3,887,422	5,909,591
Turkiye Halk Bankasi A/S *	3,670,739	3,512,585
		43,195,664

United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	1,440,868	2,797,078
Emaar Properties PJSC	3,357,928	3,199,855
Emirates Telecommunications Group Co. PJSC	1,383,789	5,952,753
First Abu Dhabi Bank PJSC	742,946	2,896,618
		14,846,304
Total Common Stock
(Cost $2,441,543,737)		2,408,225,732

Preferred Stock 6.2% of net assets

Brazil 4.4%
Banco Bradesco S.A.	3,415,679	23,113,646
Centrais Eletricas Brasileiras S.A., B Shares	141,830	1,126,995
Cia Brasileira de Distribuicao	239,752	3,831,972

54
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of February 29, 2020 (continued)

Security	Number of Shares	Value ($)
Companhia Energetica de Minas Gerais	1,872,569	5,794,125
Gerdau S.A.	2,130,626	7,995,190
Itau Unibanco Holding S.A.	4,937,675	35,021,688
Itausa - Investimentos Itau S.A.	1,053,367	2,804,060
Metalurgica Gerdau S.A.	2,355,763	4,151,101
Petroleo Brasileiro S.A.	4,113,636	23,104,526
Telefonica Brasil S.A.	597,538	7,069,826
		114,013,129

Colombia 0.2%
Bancolombia S.A.	403,655	4,788,699

Russia 1.6%
Surgutneftegas PJSC	18,014,381	8,784,695
Tatneft PJSC	115,409	1,134,855
Transneft PJSC	13,579	30,684,094
		40,603,644
Total Preferred Stock
(Cost $149,699,289)		159,405,472

Other Investment Company 0.1% of net assets

United States 0.1%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (a)	2,587,222	2,587,222
Total Other Investment Company
(Cost $2,587,222)		2,587,222

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/20/20	127	6,405,880	(578,104)
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
55
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the condensed portfolio holdings, of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF (six of the funds constituting Schwab Strategic Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2020 and each of the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

San Francisco, California

April 16, 2020

We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer,  Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)  Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

     (2)  Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

     (3)  Not applicable.

 (b)  A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached.  This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

By:      _/s/ Jonathan de St. Paer    ___

Jonathan de St. Paer

Chief Executive Officer

Date:_April 16, 2020_____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     _/s/ Jonathan de St. Paer     __

Jonathan de St. Paer

Chief Executive Officer

Date:_April 16, 2020    _

By:     _/s/ Mark Fischer_____

Mark Fischer

Chief Financial Officer

Date: _April 16, 2020 __